UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-03583

Fidelity Mt. Vernon Street Trust

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210

 (Address of principal executive offices)       (Zip code)

Nicole Macarchuk, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	November 30

Date of reporting period:	November 30, 2025

Item 1.

Reports to Stockholders

ANNUAL SHAREHOLDER REPORT | AS OF NOVEMBER 30, 2025
Fidelity® Growth Strategies Fund Fidelity Advisor® Growth Strategies Fund Class A : FGSFX

This annual shareholder report contains information about Fidelity® Growth Strategies Fund for the period December 1, 2024 to November 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 101	0.99%
What affected the Fund's performance this period?

•U.S. equities achieved a strong gain for the 12 months ending November 30, 2025, extending a historically fast rebound that began in early April, bolstered by strong corporate fundamentals, a resilient economy and the Federal Reserve's first interest-rate reductions since December.
•Against this backdrop, security selection was the primary contributor to the fund's performance versus the Russell Midcap Growth Index for the fiscal year, led by industrials. Stock picks in health care and information technology, primarily within the technology hardware & equipment industry, also boosted the fund's relative performance.
•The top individual relative contributor was an overweight in Robinhood Markets (+235%). This period we decreased our investment in Robinhood Markets. A second notable relative contributor was an overweight in Howmet Aerospace (+74%). The company was the fund's biggest holding at period end. Another notable relative contributor was our non-benchmark stake in Sterling Infrastructure (+84%). This was a position we established this period. The company was one of our largest holdings at period end.
•In contrast, the biggest detractor from performance versus the benchmark was an underweight in health care. Also hurting our result were an overweight in industrials and an underweight in information technology, primarily within the semiconductors & semiconductor equipment industry.
•The largest individual relative detractor this period was avoiding IDEXX Laboratories, a benchmark component that gained approximately 79%. The second-largest relative detractor was our stake in Coinbase Global (-21%). This period we decreased our position in Coinbase Global. An underweight and untimely positioning in Vertiv Holdings (+41%) also detracted.
•Notable changes in positioning include decreased exposure to the energy sector and a higher allocation to health care.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
October 8, 2024 through November 30, 2025.
Initial investment of $10,000 and the current sales charge was paid.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	Life of Fund A
Class A (incl. 5.75% sales charge)	-0.98%	11.50%
Class A (without 5.75% sales charge)	5.06%	17.41%
Russell Midcap® Growth Index	3.29%	15.63%
Russell 3000® Index	13.59%	17.73%
A   From October 8, 2024

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of November 30, 2025)

KEY FACTS
Fund Size	$4,122,379,977
Number of Holdings	147
Total Advisory Fee	$26,071,619
Portfolio Turnover	58%
What did the Fund invest in?
(as of November 30, 2025)

MARKET SECTORS (% of Fund's net assets)
Industrials	33.2
Information Technology	18.0
Consumer Discretionary	15.0
Health Care	10.5
Financials	9.1
Communication Services	4.0
Utilities	3.3
Consumer Staples	2.7
Energy	1.7
Materials	1.3
Real Estate	1.1

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 99.9
Short-Term Investments and Net Other Assets (Liabilities) - 0.1

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 97.0
United Kingdom - 1.1
Korea (South) - 0.9
Israel - 0.4
Canada - 0.3
Germany - 0.2
Australia - 0.1

TOP HOLDINGS (% of Fund's net assets)
Howmet Aerospace Inc	4.6
Axon Enterprise Inc	2.8
Fair Isaac Corp	2.4
Sterling Infrastructure Inc	2.3
Hilton Worldwide Holdings Inc	2.1
Comfort Systems USA Inc	2.1
Cencora Inc	2.0
ROBLOX Corp Class A	1.9
Alnylam Pharmaceuticals Inc	1.8
Cloudflare Inc Class A	1.7
23.7
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9918417.101    7824-TSRA-0126

ANNUAL SHAREHOLDER REPORT | AS OF NOVEMBER 30, 2025
Fidelity® Growth Strategies Fund Fidelity Advisor® Growth Strategies Fund Class M : FGSGX

This annual shareholder report contains information about Fidelity® Growth Strategies Fund for the period December 1, 2024 to November 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 127	1.24%
What affected the Fund's performance this period?

•U.S. equities achieved a strong gain for the 12 months ending November 30, 2025, extending a historically fast rebound that began in early April, bolstered by strong corporate fundamentals, a resilient economy and the Federal Reserve's first interest-rate reductions since December.
•Against this backdrop, security selection was the primary contributor to the fund's performance versus the Russell Midcap Growth Index for the fiscal year, led by industrials. Stock picks in health care and information technology, primarily within the technology hardware & equipment industry, also boosted the fund's relative performance.
•The top individual relative contributor was an overweight in Robinhood Markets (+235%). This period we decreased our investment in Robinhood Markets. A second notable relative contributor was an overweight in Howmet Aerospace (+74%). The company was the fund's biggest holding at period end. Another notable relative contributor was our non-benchmark stake in Sterling Infrastructure (+84%). This was a position we established this period. The company was one of our largest holdings at period end.
•In contrast, the biggest detractor from performance versus the benchmark was an underweight in health care. Also hurting our result were an overweight in industrials and an underweight in information technology, primarily within the semiconductors & semiconductor equipment industry.
•The largest individual relative detractor this period was avoiding IDEXX Laboratories, a benchmark component that gained approximately 79%. The second-largest relative detractor was our stake in Coinbase Global (-21%). This period we decreased our position in Coinbase Global. An underweight and untimely positioning in Vertiv Holdings (+41%) also detracted.
•Notable changes in positioning include decreased exposure to the energy sector and a higher allocation to health care.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
October 8, 2024 through November 30, 2025.
Initial investment of $10,000 and the current sales charge was paid.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	Life of Fund A
Class M (incl. 3.50% sales charge)	1.13%	13.53%
Class M (without 3.50% sales charge)	4.80%	17.12%
Russell Midcap® Growth Index	3.29%	15.63%
Russell 3000® Index	13.59%	17.73%
A   From October 8, 2024

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of November 30, 2025)

KEY FACTS
Fund Size	$4,122,379,977
Number of Holdings	147
Total Advisory Fee	$26,071,619
Portfolio Turnover	58%
What did the Fund invest in?
(as of November 30, 2025)

MARKET SECTORS (% of Fund's net assets)
Industrials	33.2
Information Technology	18.0
Consumer Discretionary	15.0
Health Care	10.5
Financials	9.1
Communication Services	4.0
Utilities	3.3
Consumer Staples	2.7
Energy	1.7
Materials	1.3
Real Estate	1.1

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 99.9
Short-Term Investments and Net Other Assets (Liabilities) - 0.1

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 97.0
United Kingdom - 1.1
Korea (South) - 0.9
Israel - 0.4
Canada - 0.3
Germany - 0.2
Australia - 0.1

TOP HOLDINGS (% of Fund's net assets)
Howmet Aerospace Inc	4.6
Axon Enterprise Inc	2.8
Fair Isaac Corp	2.4
Sterling Infrastructure Inc	2.3
Hilton Worldwide Holdings Inc	2.1
Comfort Systems USA Inc	2.1
Cencora Inc	2.0
ROBLOX Corp Class A	1.9
Alnylam Pharmaceuticals Inc	1.8
Cloudflare Inc Class A	1.7
23.7
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9918421.101    7825-TSRA-0126

ANNUAL SHAREHOLDER REPORT | AS OF NOVEMBER 30, 2025
Fidelity® Growth Strategies Fund Fidelity Advisor® Growth Strategies Fund Class C : FGSHX

This annual shareholder report contains information about Fidelity® Growth Strategies Fund for the period December 1, 2024 to November 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 177	1.73%
What affected the Fund's performance this period?

•U.S. equities achieved a strong gain for the 12 months ending November 30, 2025, extending a historically fast rebound that began in early April, bolstered by strong corporate fundamentals, a resilient economy and the Federal Reserve's first interest-rate reductions since December.
•Against this backdrop, security selection was the primary contributor to the fund's performance versus the Russell Midcap Growth Index for the fiscal year, led by industrials. Stock picks in health care and information technology, primarily within the technology hardware & equipment industry, also boosted the fund's relative performance.
•The top individual relative contributor was an overweight in Robinhood Markets (+235%). This period we decreased our investment in Robinhood Markets. A second notable relative contributor was an overweight in Howmet Aerospace (+74%). The company was the fund's biggest holding at period end. Another notable relative contributor was our non-benchmark stake in Sterling Infrastructure (+84%). This was a position we established this period. The company was one of our largest holdings at period end.
•In contrast, the biggest detractor from performance versus the benchmark was an underweight in health care. Also hurting our result were an overweight in industrials and an underweight in information technology, primarily within the semiconductors & semiconductor equipment industry.
•The largest individual relative detractor this period was avoiding IDEXX Laboratories, a benchmark component that gained approximately 79%. The second-largest relative detractor was our stake in Coinbase Global (-21%). This period we decreased our position in Coinbase Global. An underweight and untimely positioning in Vertiv Holdings (+41%) also detracted.
•Notable changes in positioning include decreased exposure to the energy sector and a higher allocation to health care.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
October 8, 2024 through November 30, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	Life of Fund A
Class C (incl. contingent deferred sales charge)	3.37%	16.60%
Class C	4.33%	16.60%
Russell Midcap® Growth Index	3.29%	15.63%
Russell 3000® Index	13.59%	17.73%
A   From October 8, 2024

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of November 30, 2025)

KEY FACTS
Fund Size	$4,122,379,977
Number of Holdings	147
Total Advisory Fee	$26,071,619
Portfolio Turnover	58%
What did the Fund invest in?
(as of November 30, 2025)

MARKET SECTORS (% of Fund's net assets)
Industrials	33.2
Information Technology	18.0
Consumer Discretionary	15.0
Health Care	10.5
Financials	9.1
Communication Services	4.0
Utilities	3.3
Consumer Staples	2.7
Energy	1.7
Materials	1.3
Real Estate	1.1

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 99.9
Short-Term Investments and Net Other Assets (Liabilities) - 0.1

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 97.0
United Kingdom - 1.1
Korea (South) - 0.9
Israel - 0.4
Canada - 0.3
Germany - 0.2
Australia - 0.1

TOP HOLDINGS (% of Fund's net assets)
Howmet Aerospace Inc	4.6
Axon Enterprise Inc	2.8
Fair Isaac Corp	2.4
Sterling Infrastructure Inc	2.3
Hilton Worldwide Holdings Inc	2.1
Comfort Systems USA Inc	2.1
Cencora Inc	2.0
ROBLOX Corp Class A	1.9
Alnylam Pharmaceuticals Inc	1.8
Cloudflare Inc Class A	1.7
23.7
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9918419.101    7826-TSRA-0126

ANNUAL SHAREHOLDER REPORT | AS OF NOVEMBER 30, 2025
Fidelity® Growth Strategies Fund Fidelity Advisor® Growth Strategies Fund Class I : FGSJX

This annual shareholder report contains information about Fidelity® Growth Strategies Fund for the period December 1, 2024 to November 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 77	0.75%
What affected the Fund's performance this period?

•U.S. equities achieved a strong gain for the 12 months ending November 30, 2025, extending a historically fast rebound that began in early April, bolstered by strong corporate fundamentals, a resilient economy and the Federal Reserve's first interest-rate reductions since December.
•Against this backdrop, security selection was the primary contributor to the fund's performance versus the Russell Midcap Growth Index for the fiscal year, led by industrials. Stock picks in health care and information technology, primarily within the technology hardware & equipment industry, also boosted the fund's relative performance.
•The top individual relative contributor was an overweight in Robinhood Markets (+235%). This period we decreased our investment in Robinhood Markets. A second notable relative contributor was an overweight in Howmet Aerospace (+74%). The company was the fund's biggest holding at period end. Another notable relative contributor was our non-benchmark stake in Sterling Infrastructure (+84%). This was a position we established this period. The company was one of our largest holdings at period end.
•In contrast, the biggest detractor from performance versus the benchmark was an underweight in health care. Also hurting our result were an overweight in industrials and an underweight in information technology, primarily within the semiconductors & semiconductor equipment industry.
•The largest individual relative detractor this period was avoiding IDEXX Laboratories, a benchmark component that gained approximately 79%. The second-largest relative detractor was our stake in Coinbase Global (-21%). This period we decreased our position in Coinbase Global. An underweight and untimely positioning in Vertiv Holdings (+41%) also detracted.
•Notable changes in positioning include decreased exposure to the energy sector and a higher allocation to health care.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
October 8, 2024 through November 30, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	Life of Fund A
Class I	5.28%	17.67%
Russell Midcap® Growth Index	3.29%	15.63%
Russell 3000® Index	13.59%	17.73%
A   From October 8, 2024

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of November 30, 2025)

KEY FACTS
Fund Size	$4,122,379,977
Number of Holdings	147
Total Advisory Fee	$26,071,619
Portfolio Turnover	58%
What did the Fund invest in?
(as of November 30, 2025)

MARKET SECTORS (% of Fund's net assets)
Industrials	33.2
Information Technology	18.0
Consumer Discretionary	15.0
Health Care	10.5
Financials	9.1
Communication Services	4.0
Utilities	3.3
Consumer Staples	2.7
Energy	1.7
Materials	1.3
Real Estate	1.1

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 99.9
Short-Term Investments and Net Other Assets (Liabilities) - 0.1

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 97.0
United Kingdom - 1.1
Korea (South) - 0.9
Israel - 0.4
Canada - 0.3
Germany - 0.2
Australia - 0.1

TOP HOLDINGS (% of Fund's net assets)
Howmet Aerospace Inc	4.6
Axon Enterprise Inc	2.8
Fair Isaac Corp	2.4
Sterling Infrastructure Inc	2.3
Hilton Worldwide Holdings Inc	2.1
Comfort Systems USA Inc	2.1
Cencora Inc	2.0
ROBLOX Corp Class A	1.9
Alnylam Pharmaceuticals Inc	1.8
Cloudflare Inc Class A	1.7
23.7
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9918423.101    7827-TSRA-0126

ANNUAL SHAREHOLDER REPORT | AS OF NOVEMBER 30, 2025	This report describes changes to the Fund that occurred during the reporting period.
Fidelity® Growth Strategies Fund Fidelity Advisor® Growth Strategies Fund Class Z : FGSLX

This annual shareholder report contains information about Fidelity® Growth Strategies Fund for the period December 1, 2024 to November 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 64	0.62%
What affected the Fund's performance this period?

•U.S. equities achieved a strong gain for the 12 months ending November 30, 2025, extending a historically fast rebound that began in early April, bolstered by strong corporate fundamentals, a resilient economy and the Federal Reserve's first interest-rate reductions since December.
•Against this backdrop, security selection was the primary contributor to the fund's performance versus the Russell Midcap Growth Index for the fiscal year, led by industrials. Stock picks in health care and information technology, primarily within the technology hardware & equipment industry, also boosted the fund's relative performance.
•The top individual relative contributor was an overweight in Robinhood Markets (+235%). This period we decreased our investment in Robinhood Markets. A second notable relative contributor was an overweight in Howmet Aerospace (+74%). The company was the fund's biggest holding at period end. Another notable relative contributor was our non-benchmark stake in Sterling Infrastructure (+84%). This was a position we established this period. The company was one of our largest holdings at period end.
•In contrast, the biggest detractor from performance versus the benchmark was an underweight in health care. Also hurting our result were an overweight in industrials and an underweight in information technology, primarily within the semiconductors & semiconductor equipment industry.
•The largest individual relative detractor this period was avoiding IDEXX Laboratories, a benchmark component that gained approximately 79%. The second-largest relative detractor was our stake in Coinbase Global (-21%). This period we decreased our position in Coinbase Global. An underweight and untimely positioning in Vertiv Holdings (+41%) also detracted.
•Notable changes in positioning include decreased exposure to the energy sector and a higher allocation to health care.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
October 8, 2024 through November 30, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	Life of Fund A
Class Z	5.45%	17.86%
Russell Midcap® Growth Index	3.29%	15.63%
Russell 3000® Index	13.59%	17.73%
A   From October 8, 2024

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of November 30, 2025)

KEY FACTS
Fund Size	$4,122,379,977
Number of Holdings	147
Total Advisory Fee	$26,071,619
Portfolio Turnover	58%
What did the Fund invest in?
(as of November 30, 2025)

MARKET SECTORS (% of Fund's net assets)
Industrials	33.2
Information Technology	18.0
Consumer Discretionary	15.0
Health Care	10.5
Financials	9.1
Communication Services	4.0
Utilities	3.3
Consumer Staples	2.7
Energy	1.7
Materials	1.3
Real Estate	1.1

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 99.9
Short-Term Investments and Net Other Assets (Liabilities) - 0.1

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 97.0
United Kingdom - 1.1
Korea (South) - 0.9
Israel - 0.4
Canada - 0.3
Germany - 0.2
Australia - 0.1

TOP HOLDINGS (% of Fund's net assets)
Howmet Aerospace Inc	4.6
Axon Enterprise Inc	2.8
Fair Isaac Corp	2.4
Sterling Infrastructure Inc	2.3
Hilton Worldwide Holdings Inc	2.1
Comfort Systems USA Inc	2.1
Cencora Inc	2.0
ROBLOX Corp Class A	1.9
Alnylam Pharmaceuticals Inc	1.8
Cloudflare Inc Class A	1.7
23.7
How has the Fund changed?

This is a summary of certain changes to the Fund since December 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by January 29, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee
  Operating expenses
  Performance adjustment fee
  Expense reductions

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9918425.101    7828-TSRA-0126

ANNUAL SHAREHOLDER REPORT | AS OF NOVEMBER 30, 2025
Fidelity® Series Growth Company Fund Fidelity® Series Growth Company Fund : FCGSX

This annual shareholder report contains information about Fidelity® Series Growth Company Fund for the period December 1, 2024 to November 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Series Growth Company Fund	$ 0 A	0.00%B
A Amount represents less than $.50
B Amount represents less than 0.005%

What affected the Fund's performance this period?

•U.S. equities achieved a strong gain for the 12 months ending November 30, 2025, extending a historically fast rebound that began in early April, bolstered by strong corporate fundamentals, a resilient economy and the Federal Reserve's first interest-rate reductions since December.
•Against this backdrop, security selection was the primary contributor to the fund's performance versus the Russell 3000 Growth Index for the fiscal year, led by information technology, where our stock picks in technology hardware & equipment helped most. Stock picks and underweights in financials, primarily within the financial services industry, and industrials also boosted the fund's relative performance.
•The fund's non-benchmark stake in Sandisk gained approximately 345% and was the top individual relative contributor. This was a stake we established this period. A non-benchmark stake in Ciena gained 193% and was the second-largest relative contributor. Another notable relative contributor was an overweight in Nvidia (+28%). The company was the fund's biggest holding.
•In contrast, the biggest detractor from performance versus the benchmark was stock selection in consumer discretionary. An underweight in consumer staples, primarily within the food, beverage & tobacco industry, also hampered the fund's result.
•The largest individual relative detractor was an underweight in Broadcom (+151%). The stock was among the fund's largest holdings at period end. The second-largest relative detractor was an overweight in Deckers Outdoor (-55%). Another notable relative detractor was an overweight in Lululemon Athletica (-42%). This period we decreased our investment in Lululemon Athletica.
•Notable changes in positioning include decreased exposure to the consumer discretionary sector and a higher allocation to communication services.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
November 30, 2015 through November 30, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Fidelity® Series Growth Company Fund	25.27%	16.94%	21.36%
Russell 3000® Growth Index	19.36%	15.82%	17.45%
Russell 3000® Index	13.59%	14.15%	14.05%

Visit www.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of November 30, 2025)

KEY FACTS
Fund Size	$20,326,406,412
Number of Holdings	610
Total Advisory Fee	$0
Portfolio Turnover	30%
What did the Fund invest in?
(as of November 30, 2025)

MARKET SECTORS (% of Fund's net assets)
Information Technology	50.2
Communication Services	13.3
Consumer Discretionary	12.6
Health Care	11.8
Financials	3.8
Industrials	3.5
Consumer Staples	2.0
Materials	0.7
Energy	0.3
Real Estate	0.2
Utilities	0.0

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 95.6
Preferred Stocks - 2.7
Bonds - 0.1
Preferred Securities - 0.0
Short-Term Investments and Net Other Assets (Liabilities) - 1.6

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 95.9
Netherlands - 0.8
Canada - 0.7
Switzerland - 0.6
Finland - 0.4
China - 0.4
India - 0.3
Taiwan - 0.2
Japan - 0.2
Others - 0.5

TOP HOLDINGS (% of Fund's net assets)
NVIDIA Corp	16.0
Apple Inc	8.1
Microsoft Corp	7.7
Amazon.com Inc	5.4
Alphabet Inc Class A	4.6
Meta Platforms Inc Class A	3.7
Alphabet Inc Class C	2.8
Eli Lilly & Co	2.3
Broadcom Inc	2.2
Pure Storage Inc Class A	1.9
54.7
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914116.101    2610-TSRA-0126

ANNUAL SHAREHOLDER REPORT | AS OF NOVEMBER 30, 2025
Fidelity® New Millennium Fund® Fidelity® New Millennium Fund® : FMILX

This annual shareholder report contains information about Fidelity® New Millennium Fund® for the period December 1, 2024 to November 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® New Millennium Fund®	$ 81	0.76%
What affected the Fund's performance this period?

•U.S. equities achieved a strong gain for the 12 months ending November 30, 2025, extending a historically fast rebound that began in early April, bolstered by strong corporate fundamentals, a resilient economy and the Federal Reserve's first interest-rate reductions since December 2024.
•Against this backdrop, market selection was the primary detractor from the fund's performance versus the S&P 500® index for the fiscal year, especially an overweight in industrials. Also hurting our result were stock picks in health care and financials.
•The largest individual relative detractor was an underweight in Alphabet (+90%). The company was among the fund's biggest holdings. The second-largest relative detractor was an underweight in Broadcom (+151%). The stock was among the fund's biggest holdings. Another notable relative detractor this period was avoiding Palantir Technologies, a benchmark component that gained 151%.
•In contrast, the biggest contributor to performance versus the benchmark was stock selection in industrials. Picks in materials also boosted relative performance. Also bolstering our relative result were picks and an underweight in consumer staples.
•The fund's non-benchmark stake in Space Exploration Technologies gained roughly 81% and was the top individual relative contributor. The stock was among the fund's biggest holdings. A non-benchmark stake in Agnico Eagle Mines gained approximately 108% and was a second notable relative contributor. An overweight in Micron Technology (+143%) also contributed.
•Notable changes in positioning include increased exposure to the information technology sector and a lower allocation to financials.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
November 30, 2015 through November 30, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Fidelity® New Millennium Fund®	13.99%	19.34%	14.25%
S&P 500® Index	15.00%	15.28%	14.63%

Visit www.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of November 30, 2025)

KEY FACTS
Fund Size	$5,388,257,994
Number of Holdings	131
Total Advisory Fee	$38,183,808
Portfolio Turnover	30%
What did the Fund invest in?
(as of November 30, 2025)

MARKET SECTORS (% of Fund's net assets)
Information Technology	32.6
Industrials	13.5
Financials	10.9
Communication Services	10.6
Consumer Discretionary	10.6
Health Care	8.9
Consumer Staples	3.4
Energy	3.2
Materials	3.0
Real Estate	1.9
Utilities	1.1

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 99.6
Preferred Stocks - 0.1
Short-Term Investments and Net Other Assets (Liabilities) - 0.3

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 94.3
Canada - 1.4
Italy - 1.1
United Kingdom - 1.0
Taiwan - 0.8
Germany - 0.5
Netherlands - 0.4
Israel - 0.3
Chile - 0.2

TOP HOLDINGS (% of Fund's net assets)
NVIDIA Corp	8.2
Microsoft Corp	7.1
Apple Inc	6.3
Alphabet Inc Class A	5.5
Amazon.com Inc	4.7
Broadcom Inc	3.0
Meta Platforms Inc Class A	2.0
Space Exploration Technologies Corp	1.9
Visa Inc Class A	1.7
JPMorgan Chase & Co	1.4
41.8
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914074.101    300-TSRA-0126

ANNUAL SHAREHOLDER REPORT | AS OF NOVEMBER 30, 2025
Fidelity® Growth Strategies K6 Fund Fidelity® Growth Strategies K6 Fund : FSKGX

This annual shareholder report contains information about Fidelity® Growth Strategies K6 Fund for the period December 1, 2024 to November 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Growth Strategies K6 Fund	$ 47	0.46%
What affected the Fund's performance this period?

•U.S. equities achieved a strong gain for the 12 months ending November 30, 2025, extending a historically fast rebound that began in early April, bolstered by strong corporate fundamentals, a resilient economy and the Federal Reserve's first interest-rate reductions since December.
•Against this backdrop, security selection was the primary contributor to the fund's performance versus the Russell Midcap Growth Index for the fiscal year, especially within industrials. Stock picking in health care and consumer staples, primarily within the consumer staples distribution & retail industry, also boosted the fund's relative performance.
•The top individual relative contributor was an overweight in Robinhood Markets (+235%). The second-largest relative contributor was an overweight in Howmet Aerospace (+74%). This period we increased our investment in Howmet Aerospace. The stock was the fund's biggest holding at period end. Another notable relative contributor was our non-benchmark stake in Sterling Infrastructure (+86%). This was a stake we established this period. The stock was one of our biggest holdings at period end.
•In contrast, the biggest detractor from performance versus the benchmark was an underweight in health care. Also hurting our result were an overweight in industrials and an underweight in information technology.
•The biggest individual relative detractor this period was avoiding IDEXX Laboratories, a benchmark component that gained approximately 79%. A second notable relative detractor was our stake in Coinbase Global (-21%). This period we decreased our position in Coinbase Global. Another notable relative detractor was an underweight and untimely positioning in Vertiv Holdings (+41%).
•Notable changes in positioning include decreased exposure to the energy sector and a higher allocation to health care.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
May 25, 2017 through November 30, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	Life of Fund A
Fidelity® Growth Strategies K6 Fund	5.45%	10.73%	13.25%
Russell Midcap® Growth Index	3.29%	7.94%	12.64%
Russell 3000® Index	13.59%	14.15%	14.28%
A   From May 25, 2017

Visit www.401k.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of November 30, 2025)

KEY FACTS
Fund Size	$908,647,103
Number of Holdings	147
Total Advisory Fee	$3,481,028
Portfolio Turnover	61%
What did the Fund invest in?
(as of November 30, 2025)

MARKET SECTORS (% of Fund's net assets)
Industrials	33.1
Information Technology	17.8
Consumer Discretionary	14.9
Health Care	10.5
Financials	9.0
Communication Services	4.0
Utilities	3.3
Consumer Staples	2.7
Energy	1.7
Materials	1.3
Real Estate	1.1

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 99.4
Short-Term Investments and Net Other Assets (Liabilities) - 0.6

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 97.0
United Kingdom - 1.1
Korea (South) - 0.9
Israel - 0.4
Canada - 0.3
Germany - 0.2
Australia - 0.1

TOP HOLDINGS (% of Fund's net assets)
Howmet Aerospace Inc	4.6
Axon Enterprise Inc	2.8
Fair Isaac Corp	2.4
Sterling Infrastructure Inc	2.3
Hilton Worldwide Holdings Inc	2.1
Comfort Systems USA Inc	2.1
Cencora Inc	2.0
ROBLOX Corp Class A	1.9
Alnylam Pharmaceuticals Inc	1.8
Cloudflare Inc Class A	1.7
23.7
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914120.101    2952-TSRA-0126

ANNUAL SHAREHOLDER REPORT | AS OF NOVEMBER 30, 2025	This report describes changes to the Fund that occurred during the reporting period.
Fidelity® Growth Strategies Fund Fidelity® Growth Strategies Fund : FDEGX

This annual shareholder report contains information about Fidelity® Growth Strategies Fund for the period December 1, 2024 to November 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Growth Strategies Fund	$ 71	0.69%
What affected the Fund's performance this period?

•U.S. equities achieved a strong gain for the 12 months ending November 30, 2025, extending a historically fast rebound that began in early April, bolstered by strong corporate fundamentals, a resilient economy and the Federal Reserve's first interest-rate reductions since December.
•Against this backdrop, security selection was the primary contributor to the fund's performance versus the Russell Midcap Growth Index for the fiscal year, led by industrials. Stock picks in health care and information technology, primarily within the technology hardware & equipment industry, also boosted the fund's relative performance.
•The top individual relative contributor was an overweight in Robinhood Markets (+235%). This period we decreased our investment in Robinhood Markets. A second notable relative contributor was an overweight in Howmet Aerospace (+74%). The company was the fund's biggest holding at period end. Another notable relative contributor was our non-benchmark stake in Sterling Infrastructure (+84%). This was a position we established this period. The company was one of our largest holdings at period end.
•In contrast, the biggest detractor from performance versus the benchmark was an underweight in health care. Also hurting our result were an overweight in industrials and an underweight in information technology, primarily within the semiconductors & semiconductor equipment industry.
•The largest individual relative detractor this period was avoiding IDEXX Laboratories, a benchmark component that gained approximately 79%. The second-largest relative detractor was our stake in Coinbase Global (-21%). This period we decreased our position in Coinbase Global. An underweight and untimely positioning in Vertiv Holdings (+41%) also detracted.
•Notable changes in positioning include decreased exposure to the energy sector and a higher allocation to health care.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
November 30, 2015 through November 30, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Fidelity® Growth Strategies Fund	5.38%	10.40%	12.14%
Russell Midcap® Growth Index	3.29%	7.94%	12.39%
Russell 3000® Index	13.59%	14.15%	14.05%

Visit www.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of November 30, 2025)

KEY FACTS
Fund Size	$4,122,379,977
Number of Holdings	147
Total Advisory Fee	$26,071,619
Portfolio Turnover	58%
What did the Fund invest in?
(as of November 30, 2025)

MARKET SECTORS (% of Fund's net assets)
Industrials	33.2
Information Technology	18.0
Consumer Discretionary	15.0
Health Care	10.5
Financials	9.1
Communication Services	4.0
Utilities	3.3
Consumer Staples	2.7
Energy	1.7
Materials	1.3
Real Estate	1.1

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 99.9
Short-Term Investments and Net Other Assets (Liabilities) - 0.1

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 97.0
United Kingdom - 1.1
Korea (South) - 0.9
Israel - 0.4
Canada - 0.3
Germany - 0.2
Australia - 0.1

TOP HOLDINGS (% of Fund's net assets)
Howmet Aerospace Inc	4.6
Axon Enterprise Inc	2.8
Fair Isaac Corp	2.4
Sterling Infrastructure Inc	2.3
Hilton Worldwide Holdings Inc	2.1
Comfort Systems USA Inc	2.1
Cencora Inc	2.0
ROBLOX Corp Class A	1.9
Alnylam Pharmaceuticals Inc	1.8
Cloudflare Inc Class A	1.7
23.7
How has the Fund changed?

This is a summary of certain changes to the Fund since December 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by January 29, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee
  Operating expenses
  Performance adjustment fee
  Expense reductions

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914084.101    324-TSRA-0126

ANNUAL SHAREHOLDER REPORT | AS OF NOVEMBER 30, 2025	This report describes changes to the Fund that occurred during the reporting period.
Fidelity® Growth Strategies Fund Fidelity® Growth Strategies Fund Class K : FAGKX

This annual shareholder report contains information about Fidelity® Growth Strategies Fund for the period December 1, 2024 to November 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K	$ 64	0.62%
What affected the Fund's performance this period?

•U.S. equities achieved a strong gain for the 12 months ending November 30, 2025, extending a historically fast rebound that began in early April, bolstered by strong corporate fundamentals, a resilient economy and the Federal Reserve's first interest-rate reductions since December.
•Against this backdrop, security selection was the primary contributor to the fund's performance versus the Russell Midcap Growth Index for the fiscal year, led by industrials. Stock picks in health care and information technology, primarily within the technology hardware & equipment industry, also boosted the fund's relative performance.
•The top individual relative contributor was an overweight in Robinhood Markets (+235%). This period we decreased our investment in Robinhood Markets. A second notable relative contributor was an overweight in Howmet Aerospace (+74%). The company was the fund's biggest holding at period end. Another notable relative contributor was our non-benchmark stake in Sterling Infrastructure (+84%). This was a position we established this period. The company was one of our largest holdings at period end.
•In contrast, the biggest detractor from performance versus the benchmark was an underweight in health care. Also hurting our result were an overweight in industrials and an underweight in information technology, primarily within the semiconductors & semiconductor equipment industry.
•The largest individual relative detractor this period was avoiding IDEXX Laboratories, a benchmark component that gained approximately 79%. The second-largest relative detractor was our stake in Coinbase Global (-21%). This period we decreased our position in Coinbase Global. An underweight and untimely positioning in Vertiv Holdings (+41%) also detracted.
•Notable changes in positioning include decreased exposure to the energy sector and a higher allocation to health care.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
November 30, 2015 through November 30, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Class K	5.45%	10.51%	12.28%
Russell Midcap® Growth Index	3.29%	7.94%	12.39%
Russell 3000® Index	13.59%	14.15%	14.05%

Visit www.401k.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of November 30, 2025)

KEY FACTS
Fund Size	$4,122,379,977
Number of Holdings	147
Total Advisory Fee	$26,071,619
Portfolio Turnover	58%
What did the Fund invest in?
(as of November 30, 2025)

MARKET SECTORS (% of Fund's net assets)
Industrials	33.2
Information Technology	18.0
Consumer Discretionary	15.0
Health Care	10.5
Financials	9.1
Communication Services	4.0
Utilities	3.3
Consumer Staples	2.7
Energy	1.7
Materials	1.3
Real Estate	1.1

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 99.9
Short-Term Investments and Net Other Assets (Liabilities) - 0.1

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 97.0
United Kingdom - 1.1
Korea (South) - 0.9
Israel - 0.4
Canada - 0.3
Germany - 0.2
Australia - 0.1

TOP HOLDINGS (% of Fund's net assets)
Howmet Aerospace Inc	4.6
Axon Enterprise Inc	2.8
Fair Isaac Corp	2.4
Sterling Infrastructure Inc	2.3
Hilton Worldwide Holdings Inc	2.1
Comfort Systems USA Inc	2.1
Cencora Inc	2.0
ROBLOX Corp Class A	1.9
Alnylam Pharmaceuticals Inc	1.8
Cloudflare Inc Class A	1.7
23.7
How has the Fund changed?

This is a summary of certain changes to the Fund since December 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by January 29, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-835-5092  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee
  Operating expenses
  Performance adjustment fee
  Expense reductions

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914083.101    2076-TSRA-0126

ANNUAL SHAREHOLDER REPORT | AS OF NOVEMBER 30, 2025
Fidelity® Growth Company K6 Fund Fidelity® Growth Company K6 Fund : FGKFX

This annual shareholder report contains information about Fidelity® Growth Company K6 Fund for the period December 1, 2024 to November 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Growth Company K6 Fund	$ 51	0.45%
What affected the Fund's performance this period?

•U.S. equities achieved a strong gain for the 12 months ending November 30, 2025, extending a historically fast rebound that began in early April, bolstered by strong corporate fundamentals, a resilient economy and the Federal Reserve's first interest-rate reductions since December.
•Against this backdrop, security selection was the primary contributor to the fund's performance versus the Russell 3000 Growth Index for the fiscal year, led by information technology, where our picks in technology hardware & equipment helped most. Picks and underweights in financials, primarily within the financial services industry, and industrials also boosted the fund's relative performance.
•The top individual relative contributor was our non-benchmark stake in Sandisk (+351%). This was a position we established this period. A second notable relative contributor was our non-benchmark stake in Ciena (+193%). An overweight in Nvidia (+28%) also contributed. The company was the fund's largest holding.
•In contrast, the biggest detractor from performance versus the benchmark was security selection in consumer discretionary. Also hurting our result were an underweight in consumer staples, primarily within the food, beverage & tobacco industry, and an overweight in information technology.
•The biggest individual relative detractor was an underweight in Broadcom (+151%). The stock was one of our largest holdings. A second notable relative detractor was an overweight in Deckers Outdoor (-55%). An overweight in Lululemon Athletica (-42%) also hurt. This period we decreased our position in Lululemon Athletica.
•Notable changes in positioning include increased exposure to the communication services sector and a lower allocation to consumer discretionary.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
June 13, 2019 through November 30, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	Life of Fund A
Fidelity® Growth Company K6 Fund	25.68%	16.66%	24.06%
Russell 3000® Growth Index	19.36%	15.82%	19.25%
Russell 3000® Index	13.59%	14.15%	15.35%
A   From June 13, 2019

Visit www.401k.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of November 30, 2025)

KEY FACTS
Fund Size	$22,922,982,868
Number of Holdings	577
Total Advisory Fee	$93,493,025
Portfolio Turnover	15%
What did the Fund invest in?
(as of November 30, 2025)

MARKET SECTORS (% of Fund's net assets)
Information Technology	49.8
Communication Services	15.3
Consumer Discretionary	12.4
Health Care	11.9
Financials	3.9
Industrials	3.6
Consumer Staples	2.1
Materials	0.5
Energy	0.2
Real Estate	0.2
Utilities	0.0

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 97.0
Preferred Stocks - 2.9
Bonds - 0.0
Preferred Securities - 0.0
Short-Term Investments and Net Other Assets (Liabilities) - 0.1

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 95.9
Netherlands - 0.9
Canada - 0.6
Switzerland - 0.6
Finland - 0.4
China - 0.4
Taiwan - 0.2
India - 0.2
Japan - 0.2
Others - 0.6

TOP HOLDINGS (% of Fund's net assets)
NVIDIA Corp	15.6
Apple Inc	7.5
Alphabet Inc Class A	5.6
Amazon.com Inc	5.4
Microsoft Corp	5.4
Meta Platforms Inc Class A	5.0
Broadcom Inc	4.0
Alphabet Inc Class C	2.4
Eli Lilly & Co	2.4
Pure Storage Inc Class A	1.9
55.2
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914121.101    3458-TSRA-0126

ANNUAL SHAREHOLDER REPORT | AS OF NOVEMBER 30, 2025	This report describes changes to the Fund that occurred during the reporting period.
Fidelity® Growth Company Fund Fidelity® Growth Company Fund : FDGRX

This annual shareholder report contains information about Fidelity® Growth Company Fund for the period December 1, 2024 to November 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Growth Company Fund	$ 77	0.69%
What affected the Fund's performance this period?

•U.S. equities achieved a strong gain for the 12 months ending November 30, 2025, extending a historically fast rebound that began in early April, bolstered by strong corporate fundamentals, a resilient economy and the Federal Reserve's first interest-rate reductions since December.
•Against this backdrop, security selection was the primary contributor to the fund's performance versus the Russell 3000 Growth Index for the fiscal year, led by information technology, where our picks in technology hardware & equipment helped most. Stock picks and underweights in financials, primarily within the financial services industry, and industrials also boosted the fund's relative performance.
•The top individual relative contributor was our non-benchmark stake in Sandisk (+351%). This was a position we established this period. A non-benchmark stake in Ciena gained approximately 193% and was the second-largest relative contributor. Another notable relative contributor was an overweight in Nvidia (+28%). The stock was the fund's largest holding.
•In contrast, the biggest detractor from performance versus the benchmark was stock picking in consumer discretionary. An underweight in consumer staples, primarily within the food, beverage & tobacco industry, also hampered the fund's result. Lastly, the fund's position in cash detracted.
•The largest individual relative detractor was an underweight in Broadcom (+151%). The stock was among our largest holdings at period end. The second-largest relative detractor was an overweight in Deckers Outdoor (-55%). Another notable relative detractor was our stake in Lululemon Athletica (-43%). This period we decreased our investment in Lululemon Athletica.
•Notable changes in positioning include decreased exposure to the consumer discretionary sector and a higher allocation to communication services.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
November 30, 2015 through November 30, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Fidelity® Growth Company Fund	23.90%	15.91%	20.41%
Russell 3000® Growth Index	19.36%	15.82%	17.45%
Russell 3000® Index	13.59%	14.15%	14.05%

Visit www.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of November 30, 2025)

KEY FACTS
Fund Size	$79,579,950,512
Number of Holdings	598
Total Advisory Fee	$471,822,095
Portfolio Turnover	16%
What did the Fund invest in?
(as of November 30, 2025)

MARKET SECTORS (% of Fund's net assets)
Information Technology	51.2
Communication Services	13.4
Consumer Discretionary	12.6
Health Care	12.0
Financials	4.0
Industrials	3.4
Consumer Staples	2.1
Materials	0.7
Energy	0.2
Real Estate	0.2
Utilities	0.0

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 97.0
Preferred Stocks - 2.7
Bonds - 0.1
Preferred Securities - 0.0
Short-Term Investments and Net Other Assets (Liabilities) - 0.2

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 95.8
Netherlands - 0.9
Canada - 0.6
Switzerland - 0.5
Finland - 0.5
China - 0.4
India - 0.3
Taiwan - 0.2
Japan - 0.2
Others - 0.6

TOP HOLDINGS (% of Fund's net assets)
NVIDIA Corp	16.3
Apple Inc	8.3
Microsoft Corp	7.8
Amazon.com Inc	5.4
Alphabet Inc Class A	4.6
Meta Platforms Inc Class A	3.5
Alphabet Inc Class C	2.9
Eli Lilly & Co	2.4
Broadcom Inc	2.3
Tesla Inc	1.9
55.4
How has the Fund changed?

This is a summary of certain changes to the Fund since December 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by January 29, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee
  Operating expenses
  Performance adjustment fee

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914042.101    25-TSRA-0126

ANNUAL SHAREHOLDER REPORT | AS OF NOVEMBER 30, 2025	This report describes changes to the Fund that occurred during the reporting period.
Fidelity® Growth Company Fund Fidelity® Growth Company Fund Class K : FGCKX

This annual shareholder report contains information about Fidelity® Growth Company Fund for the period December 1, 2024 to November 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K	$ 70	0.62%
What affected the Fund's performance this period?

•U.S. equities achieved a strong gain for the 12 months ending November 30, 2025, extending a historically fast rebound that began in early April, bolstered by strong corporate fundamentals, a resilient economy and the Federal Reserve's first interest-rate reductions since December.
•Against this backdrop, security selection was the primary contributor to the fund's performance versus the Russell 3000 Growth Index for the fiscal year, led by information technology, where our picks in technology hardware & equipment helped most. Stock picks and underweights in financials, primarily within the financial services industry, and industrials also boosted the fund's relative performance.
•The top individual relative contributor was our non-benchmark stake in Sandisk (+351%). This was a position we established this period. A non-benchmark stake in Ciena gained approximately 193% and was the second-largest relative contributor. Another notable relative contributor was an overweight in Nvidia (+28%). The stock was the fund's largest holding.
•In contrast, the biggest detractor from performance versus the benchmark was stock picking in consumer discretionary. An underweight in consumer staples, primarily within the food, beverage & tobacco industry, also hampered the fund's result. Lastly, the fund's position in cash detracted.
•The largest individual relative detractor was an underweight in Broadcom (+151%). The stock was among our largest holdings at period end. The second-largest relative detractor was an overweight in Deckers Outdoor (-55%). Another notable relative detractor was our stake in Lululemon Athletica (-43%). This period we decreased our investment in Lululemon Athletica.
•Notable changes in positioning include decreased exposure to the consumer discretionary sector and a higher allocation to communication services.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
November 30, 2015 through November 30, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Class K	23.99%	15.99%	20.50%
Russell 3000® Growth Index	19.36%	15.82%	17.45%
Russell 3000® Index	13.59%	14.15%	14.05%

Visit www.401k.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of November 30, 2025)

KEY FACTS
Fund Size	$79,579,950,512
Number of Holdings	598
Total Advisory Fee	$471,822,095
Portfolio Turnover	16%
What did the Fund invest in?
(as of November 30, 2025)

MARKET SECTORS (% of Fund's net assets)
Information Technology	51.2
Communication Services	13.4
Consumer Discretionary	12.6
Health Care	12.0
Financials	4.0
Industrials	3.4
Consumer Staples	2.1
Materials	0.7
Energy	0.2
Real Estate	0.2
Utilities	0.0

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 97.0
Preferred Stocks - 2.7
Bonds - 0.1
Preferred Securities - 0.0
Short-Term Investments and Net Other Assets (Liabilities) - 0.2

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 95.8
Netherlands - 0.9
Canada - 0.6
Switzerland - 0.5
Finland - 0.5
China - 0.4
India - 0.3
Taiwan - 0.2
Japan - 0.2
Others - 0.6

TOP HOLDINGS (% of Fund's net assets)
NVIDIA Corp	16.3
Apple Inc	8.3
Microsoft Corp	7.8
Amazon.com Inc	5.4
Alphabet Inc Class A	4.6
Meta Platforms Inc Class A	3.5
Alphabet Inc Class C	2.9
Eli Lilly & Co	2.4
Broadcom Inc	2.3
Tesla Inc	1.9
55.4
How has the Fund changed?

This is a summary of certain changes to the Fund since December 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by January 29, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-835-5092  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee
  Operating expenses
  Performance adjustment fee

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914041.101    2090-TSRA-0126

ANNUAL SHAREHOLDER REPORT | AS OF NOVEMBER 30, 2025
Fidelity® Equity Growth K6 Fund Fidelity® Equity Growth K6 Fund : FEGKX

This annual shareholder report contains information about Fidelity® Equity Growth K6 Fund for the period December 1, 2024 to November 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Equity Growth K6 Fund	$ 48	0.45%
What affected the Fund's performance this period?

•U.S. equities achieved a strong gain for the 12 months ending November 30, 2025, extending a historically fast rebound that began in early April, bolstered by strong corporate fundamentals, a resilient economy and the Federal Reserve's first interest-rate reductions since December.
•Against this backdrop, market selection was the primary detractor from the fund's performance versus the Russell 3000 Growth Index for the fiscal year, especially an underweight in information technology. An overweight in health care, primarily within the pharmaceuticals, biotechnology & life sciences industry, also hampered the fund's result. Also hurting our result were security selection and an overweight in consumer discretionary, primarily within the consumer discretionary distribution & retail industry.
•The largest individual relative detractor was our stake in Broadcom (+18%). This was a position we established this period. The company was among the fund's largest holdings at period end. A second notable relative detractor was an overweight in Amazon.com (+12%). The stock was among the fund's biggest holdings. An underweight in Palantir Technologies (+151%) also detracted. This was a position we established this period.
•In contrast, the biggest contributor to performance versus the benchmark was stock selection in industrials. Picks in financials, primarily within the financial services industry, and communication services, primarily within the media & entertainment industry, also boosted the fund's relative performance.
•The fund's non-benchmark stake in Taiwan Semiconductor Manufacturing gained 55% and was the top individual relative contributor. The company was one of our largest holdings. A second notable relative contributor was an overweight in GE Vernova (+81%). An overweight in Roblox (+90%) also helped.
•Notable changes in positioning include increased exposure to the communication services sector and a lower allocation to health care.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
August 24, 2023 through November 30, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	Life of Fund A
Fidelity® Equity Growth K6 Fund	14.42%	26.13%
Russell 3000® Growth Index	19.36%	28.52%
Russell 3000® Index	13.59%	22.89%
A   From August 24, 2023

Visit www.401k.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of November 30, 2025)

KEY FACTS
Fund Size	$324,317,286
Number of Holdings	122
Total Advisory Fee	$1,082,555
Portfolio Turnover	86%
What did the Fund invest in?
(as of November 30, 2025)

MARKET SECTORS (% of Fund's net assets)
Information Technology	45.5
Communication Services	15.2
Consumer Discretionary	11.0
Health Care	8.1
Financials	7.6
Industrials	6.7
Materials	2.0
Consumer Staples	1.5
Utilities	1.1
Real Estate	0.7
Energy	0.5

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 99.6
Preferred Stocks - 0.3
Short-Term Investments and Net Other Assets (Liabilities) - 0.1

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 90.7
Taiwan - 2.8
Canada - 1.7
China - 1.6
Belgium - 0.9
Korea (South) - 0.7
Brazil - 0.5
Netherlands - 0.4
Germany - 0.4
Others - 0.3

TOP HOLDINGS (% of Fund's net assets)
NVIDIA Corp	12.5
Microsoft Corp	11.0
Alphabet Inc Class A	6.5
Apple Inc	5.5
Broadcom Inc	5.4
Amazon.com Inc	5.2
Meta Platforms Inc Class A	4.0
Mastercard Inc Class A	3.4
Taiwan Semiconductor Manufacturing Co Ltd ADR	2.7
Eli Lilly & Co	2.5
58.7
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914122.101    7524-TSRA-0126

Item 2.

Code of Ethics

As of the end of the period, November 30, 2025, Fidelity Mt. Vernon Street Trust (the trust) has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer and its Chief Financial Officer.  A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

Item 3.

Audit Committee Financial Expert

The Board of Trustees of the trust has determined that Donald F. Donahue is an audit committee financial expert, as defined in Item 3 of Form N-CSR.  Mr. Donahue is independent for purposes of Item 3 of Form N-CSR.

Item 4.

Principal Accountant Fees and Services

Fees and Services

The following table presents fees billed by Deloitte & Touche LLP, the member firms of Deloitte Touche Tohmatsu, and their respective affiliates (collectively, “Deloitte Entities”) in each of the last two fiscal years for services rendered to Fidelity Growth Company Fund, Fidelity Growth Company K6 Fund and Fidelity Series Growth Company Fund (the “Funds”):

Services Billed by Deloitte Entities

November 30, 2025 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Growth Company Fund	$99,800	$-	$6,600	$800
Fidelity Growth Company K6 Fund	$95,000	$-	$6,600	$800
Fidelity Series Growth Company Fund	$67,400	$-	$6,600	$700

November 30, 2024 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Growth Company Fund	$95,500	$-	$9,900	$1,500
Fidelity Growth Company K6 Fund	$91,000	$-	$9,400	$1,500
Fidelity Series Growth Company Fund	$65,600	$-	$9,900	$1,400

A Amounts may reflect rounding.

The following table presents fees billed by PricewaterhouseCoopers LLP (“PwC”) in each of the last two fiscal years for services rendered to Fidelity Equity Growth K6 Fund, Fidelity Growth Strategies Fund, Fidelity Growth Strategies K6 Fund and Fidelity New Millennium Fund (the “Funds”):

Services Billed by PwC

November 30, 2025 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Equity Growth K6 Fund	$45,600	$1,800	$13,400	$600
Fidelity Growth Strategies Fund	$71,600	$2,300	$24,400	$800
Fidelity Growth Strategies K6 Fund	$43,000	$1,900	$3,900	$600
Fidelity New Millennium Fund	$62,300	$2,800	$6,800	$900

November 30, 2024 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Equity Growth K6 Fund	$33,900	$2,900	$10,900	$1,000
Fidelity Growth Strategies Fund	$54,800	$3,700	$15,900	$1,300
Fidelity Growth Strategies K6 Fund	$41,600	$3,400	$7,900	$1,200
Fidelity New Millennium Fund	$63,200	$5,000	$14,100	$1,700

A Amounts may reflect rounding.

The following table(s) present(s) fees billed by Deloitte Entities and PwC that were required to be approved by the Audit Committee for services that relate directly to the operations and financial reporting of the Fund(s) and that are rendered on behalf of Fidelity Management & Research Company LLC ("FMR") and entities controlling, controlled by, or under common control with FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Fund(s) (“Fund Service Providers”):

Services Billed by Deloitte Entities

	November 30, 2025A	November 30, 2024A
Audit-Related Fees	$125,000	$125,000
Tax Fees	$-	$-
All Other Fees	$1,970,400	$2,929,500

A Amounts may reflect rounding.

Services Billed by PwC

	November 30, 2025A	November 30, 2024A
Audit-Related Fees	$8,914,100	$9,701,800
Tax Fees	$1,000	$61,000
All Other Fees	$-	$35,000

A Amounts may reflect rounding.

“Audit-Related Fees” represent fees billed for assurance and related services that are reasonably related to the performance of the fund audit or the review of the fund's financial statements and that are not reported under Audit Fees.

“Tax Fees” represent fees billed for tax compliance, tax advice or tax planning that relate directly to the operations and financial reporting of the fund.

“All Other Fees” represent fees billed for services provided to the fund or Fund Service Provider, a significant portion of which are assurance related, that relate directly to the operations and financial reporting of the fund, excluding those services that are reported under Audit Fees, Audit-Related Fees or Tax Fees.

Assurance services must be performed by an independent public accountant.

* * *

The aggregate non-audit fees billed by Deloitte Entities and PwC for services rendered to the Fund(s), FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any Fund Service Provider for each of the last two fiscal years of the Fund(s) are as follows:

Billed By	November 30, 2025A	November 30, 2024A
Deloitte Entities	$2,454,300	$3,382,600
PwC	$13,811,800	$15,360,100

A Amounts may reflect rounding.

The trust's Audit Committee has considered non-audit services that were not pre-approved that were provided by Deloitte Entities and PwC to Fund Service Providers to be compatible with maintaining the independence of Deloitte Entities and PwC in its(their) audit of the Fund(s), taking into account representations from Deloitte Entities and PwC, in accordance with Public Company Accounting Oversight Board rules, regarding its independence from the Fund(s) and its(their) related entities and FMR’s review of the appropriateness and permissibility under applicable law of such non-audit services prior to their provision to the Fund(s) Service Providers.

Audit Committee Pre-Approval Policies and Procedures

The trust’s Audit Committee must pre-approve all audit and non-audit services provided by a fund’s independent registered public accounting firm relating to the operations or financial reporting of the fund. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee’s consideration of non-audit services by the audit firms that audit the Fidelity funds. The policies and procedures require that any non-audit service provided by a fund audit firm to a Fidelity fund and any non-audit service provided by a fund auditor to a Fund Service Provider that relates directly to the operations and financial reporting of a Fidelity fund (“Covered Service”) are subject to approval by the Audit Committee before such service is provided.

All Covered Services must be approved in advance of provision of the service either: (i) by formal resolution of the Audit Committee, or (ii) by oral or written approval of the service by the Chair of the Audit Committee (or if the Chair is unavailable, such other member of the Audit Committee as may be designated by the Chair to act in the Chair’s absence). The approval contemplated by (ii) above is permitted where the Treasurer determines that action on such an engagement is necessary before the next meeting of the Audit Committee.

Non-audit services provided by a fund audit firm to a Fund Service Provider that do not relate directly to the operations and financial reporting of a Fidelity fund are reported to the Audit Committee periodically.

Non-Audit Services Approved Pursuant to Rule 2-01(c)(7)(i)(C) and (ii) of Regulation S-X (“De Minimis Exception”)

There were no non-audit services approved or required to be approved by the Audit Committee pursuant to the De Minimis Exception during the Fund’s(s’) last two fiscal years relating to services provided to (i) the Fund(s) or (ii) any Fund Service Provider that relate directly to the operations and financial reporting of the Fund(s).

The Registrant has not retained, for the preparation of the audit report on the financial statements included in the Form N-CSR, a registered public accounting firm that has a branch or office that is located in a foreign jurisdiction and that the Public Company Accounting Oversight Board (the “PCAOB”) has determined that the PCAOB is unable to inspect or investigate completely because of a position taken by an authority in the foreign jurisdiction.

The Registrant is not a “foreign issuer,” as defined in 17 CFR 240.3b-4.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable.

Item 7.

Financial Statements and Financial Highlights for Open-End Management Investment Companies

Fidelity® Series Growth Company Fund

Annual Report
November 30, 2025
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2026 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Consolidated Financial Statements and Consolidated Financial Highlights for Open-End Management Investment Companies (Annual Report)
Fidelity® Series Growth Company Fund
Consolidated Schedule of Investments November 30, 2025
Showing Percentage of Net Assets
Common Stocks - 95.6%
	Shares	Value ($)
AUSTRALIA - 0.0%
Information Technology - 0.0%
Software - 0.0%
Canva Australia Holdings Pty Ltd Class A (b)(c)(d)	2,888	4,754,052
BELGIUM - 0.1%
Health Care - 0.1%
Pharmaceuticals - 0.1%
AgomAb Therapeutics SA warrants 10/10/2033 (b)(c)(d)	10	0
AgomAb Therapeutics SA warrants 11/4/2034 (b)(c)(d)	10	0
UCB SA	65,600	18,306,610

TOTAL BELGIUM		18,306,610
CANADA - 0.7%
Consumer Discretionary - 0.0%
Textiles, Apparel & Luxury Goods - 0.0%
Canada Goose Holdings Inc Subordinate Voting Shares (c)	305,115	4,277,221
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Cameco Corp (United States) (c)	155,600	13,772,156
Information Technology - 0.2%
Electronic Equipment, Instruments & Components - 0.0%
Celestica Inc (United States) (c)	48,300	16,635,003
IT Services - 0.2%
Shopify Inc Class A (c)	212,290	33,695,692
TOTAL INFORMATION TECHNOLOGY		50,330,695

Materials - 0.4%
Metals & Mining - 0.4%
Agnico Eagle Mines Ltd/CA (United States)	79,800	13,919,514
Barrick Mining Corp	755,100	31,258,747
Franco-Nevada Corp (United States)	38,700	8,120,808
Kinross Gold Corp (United States) (e)	153,300	4,309,263
Novagold Resources Inc (United States) (c)	642,900	6,551,151
		64,159,483
TOTAL CANADA		132,539,555
CHINA - 0.3%
Consumer Discretionary - 0.3%
Broadline Retail - 0.1%
Alibaba Group Holding Ltd ADR	143,300	22,541,090
Hotels, Restaurants & Leisure - 0.2%
Atour Lifestyle Holdings Ltd ADR	427,300	16,395,501
Luckin Coffee Inc ADR (c)	435,500	15,852,200
Trip.com Group Ltd ADR	46,500	3,251,280
		35,498,981
TOTAL CONSUMER DISCRETIONARY		58,040,071

Financials - 0.0%
Financial Services - 0.0%
Ant International Co Ltd Class C (b)(d)	570,188	969,320
Health Care - 0.0%
Biotechnology - 0.0%
Zai Lab Ltd ADR (c)	90,100	1,838,941
TOTAL CHINA		60,848,332
DENMARK - 0.1%
Health Care - 0.1%
Biotechnology - 0.1%
Ascendis Pharma A/S ADR (c)	9,489	2,014,799
Zealand Pharma A/S (c)	215,200	17,266,154

TOTAL DENMARK		19,280,953
FINLAND - 0.2%
Information Technology - 0.2%
Communications Equipment - 0.2%
Nokia Oyj ADR	8,098,900	49,241,312
FRANCE - 0.0%
Health Care - 0.0%
Biotechnology - 0.0%
Abivax SA ADR (c)	83,600	10,435,788
Health Care Technology - 0.0%
DNA Script SAS (b)(c)(d)	324	6,384
DNA Script SAS (b)(c)(d)	85	1,671
		8,055
TOTAL FRANCE		10,443,843
GERMANY - 0.1%
Consumer Discretionary - 0.0%
Textiles, Apparel & Luxury Goods - 0.0%
Birkenstock Holding Plc (c)(e)	20,100	870,933
Health Care - 0.1%
Biotechnology - 0.1%
BioNTech SE ADR (c)	135,302	13,956,401
TOTAL GERMANY		14,827,334
GRAND CAYMAN (UK OVERSEAS TER) - 0.0%
Financials - 0.0%
Capital Markets - 0.0%
Bullish	5,600	244,271
HONG KONG - 0.0%
Financials - 0.0%
Capital Markets - 0.0%
Futu Holdings Ltd Class A ADR	32,400	5,496,984
INDIA - 0.3%
Consumer Discretionary - 0.2%
Broadline Retail - 0.0%
Meesho	7,665,159	9,521,830
Hotels, Restaurants & Leisure - 0.2%
Eternal Ltd (c)	2,843,600	9,550,162
MakeMyTrip Ltd (c)(e)	135,550	9,676,915
		19,227,077
Specialty Retail - 0.0%
Lenskart Solutions Ltd (f)	81,604	374,842
Lenskart Solutions Ltd (f)	81,603	374,837
Lenskart Solutions Ltd (c)	14,573	66,940
		816,619
TOTAL CONSUMER DISCRETIONARY		29,565,526

Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Reliance Industries Ltd	413,718	7,257,520
Financials - 0.1%
Banks - 0.1%
HDFC Bank Ltd ADR	397,344	14,630,206
Financial Services - 0.0%
Jio Financial Services Ltd	348,459	1,194,079
TOTAL FINANCIALS		15,824,285

Industrials - 0.0%
Air Freight & Logistics - 0.0%
Delhivery Ltd (c)	646,600	3,084,079
TOTAL INDIA		55,731,410
IRELAND - 0.1%
Health Care - 0.1%
Biotechnology - 0.1%
Prothena Corp PLC (c)	758,905	8,158,229
Pharmaceuticals - 0.0%
GH Research PLC (c)(e)	379,700	5,756,252
TOTAL IRELAND		13,914,481
ISRAEL - 0.0%
Consumer Staples - 0.0%
Personal Care Products - 0.0%
Oddity Tech Ltd Class A (c)(e)	282,371	12,215,370
Financials - 0.0%
Capital Markets - 0.0%
Etoro Group Ltd Class A (e)	18,700	784,839
Information Technology - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
Xsight Labs Ltd warrants 7/24/2032 (b)(c)	65,668	91,935
TOTAL ISRAEL		13,092,144
ITALY - 0.0%
Industrials - 0.0%
Passenger Airlines - 0.0%
Ryanair Holdings PLC ADR	8,945	609,691
Information Technology - 0.0%
Software - 0.0%
Bending Spoons SpA Class C (b)(d)	14,700	1,308,966
TOTAL ITALY		1,918,657
JAPAN - 0.2%
Consumer Discretionary - 0.0%
Broadline Retail - 0.0%
Rakuten Group Inc (c)	114,400	699,048
Industrials - 0.1%
Machinery - 0.1%
Mitsubishi Heavy Industries Ltd	543,000	13,753,759
Information Technology - 0.1%
Semiconductors & Semiconductor Equipment - 0.1%
Allegro MicroSystems Inc (c)	143,800	3,838,022
Kioxia Holdings Corp (c)	283,000	17,041,055
		20,879,077
TOTAL JAPAN		35,331,884
KOREA (SOUTH) - 0.0%
Information Technology - 0.0%
Technology Hardware, Storage & Peripherals - 0.0%
Samsung Electronics Co Ltd	49,503	3,407,167
MEXICO - 0.0%
Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
BBB Foods Inc Class A (c)	178,900	5,828,562
NETHERLANDS - 0.8%
Health Care - 0.8%
Biotechnology - 0.7%
Argenx SE ADR (c)	159,560	145,515,529
Pharmaceuticals - 0.1%
Pharvaris NV (c)	358,439	10,172,499
TOTAL HEALTH CARE		155,688,028

Information Technology - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
ASML Holding NV depository receipt	985	1,044,100
TOTAL NETHERLANDS		156,732,128
POLAND - 0.0%
Consumer Discretionary - 0.0%
Specialty Retail - 0.0%
CCC SA (c)(e)	226,415	8,381,949
SWITZERLAND - 0.6%
Consumer Discretionary - 0.5%
Textiles, Apparel & Luxury Goods - 0.5%
On Holding AG Class A (c)(e)	2,025,006	89,080,014
Health Care - 0.1%
Biotechnology - 0.0%
CRISPR Therapeutics AG (c)	122,300	6,539,381
Idorsia Ltd (c)(e)	1,060,374	4,231,725
		10,771,106
Pharmaceuticals - 0.1%
Galderma Group AG	65,110	12,971,735
TOTAL HEALTH CARE		23,742,841

Information Technology - 0.0%
Electronic Equipment, Instruments & Components - 0.0%
TE Connectivity PLC	1,241	280,652
TOTAL SWITZERLAND		113,103,507
TAIWAN - 0.2%
Information Technology - 0.2%
Semiconductors & Semiconductor Equipment - 0.2%
Silicon Motion Technology Corp ADR	37,100	3,300,416
Taiwan Semiconductor Manufacturing Co Ltd ADR	139,468	40,656,317

TOTAL TAIWAN		43,956,733
UNITED KINGDOM - 0.1%
Financials - 0.0%
Capital Markets - 0.0%
3i Group PLC	179,200	7,490,998
Financial Services - 0.0%
Revolut Group Holdings Ltd (b)(d)	1,828	2,473,485
TOTAL FINANCIALS		9,964,483

Health Care - 0.1%
Biotechnology - 0.1%
Immunocore Holdings PLC ADR (c)	273,170	10,790,215
TOTAL UNITED KINGDOM		20,754,698
UNITED STATES - 91.8%
Communication Services - 13.2%
Diversified Telecommunication Services - 0.1%
Cogent Communications Holdings Inc (e)	61,100	1,165,788
Lumen Technologies Inc (c)	1,548,500	12,558,335
Verizon Communications Inc	13,500	554,985
		14,279,108
Entertainment - 1.7%
Electronic Arts Inc	2,654	536,188
Netflix Inc (c)	2,387,290	256,824,658
ROBLOX Corp Class A (c)	660,200	62,738,806
Roku Inc Class A (c)	107,876	10,441,318
Spotify Technology SA (c)	26,200	15,690,394
Walt Disney Co/The	6,776	707,889
		346,939,253
Interactive Media & Services - 11.2%
Alphabet Inc Class A	2,837,580	908,536,365
Alphabet Inc Class C	1,767,060	565,671,247
Epic Games Inc (b)(c)(d)	11,800	7,671,062
IAC Inc Class A (c)	5,800	203,405
Meta Platforms Inc Class A	1,138,430	737,645,719
Reddit Inc Class A (c)	78,738	17,044,415
Reddit Inc Class B (c)	46,152	9,990,523
Snap Inc Class A (c)	251,703	1,933,079
		2,248,695,815
Media - 0.0%
Comcast Corp Class A	106,800	2,850,492
Trade Desk Inc (The) Class A (c)	56,700	2,243,052
		5,093,544
Wireless Telecommunication Services - 0.2%
T-Mobile US Inc	224,853	46,996,526
TOTAL COMMUNICATION SERVICES		2,662,004,246

Consumer Discretionary - 11.5%
Automobiles - 1.9%
Neutron Holdings Inc (b)(c)(d)	438,358	42,082
Rad Power Bikes Inc (b)(c)(d)	249,183	2
Rad Power Bikes Inc warrants 10/6/2033 (b)(c)(d)	181,375	2
Rivian Automotive Inc Class A (c)(e)	143,719	2,423,102
Tesla Inc (c)	876,805	377,175,208
		379,640,396
Broadline Retail - 5.7%
Amazon.com Inc (c)	4,667,860	1,088,638,309
Ollie's Bargain Outlet Holdings Inc (c)	564,037	69,438,595
		1,158,076,904
Diversified Consumer Services - 0.0%
Duolingo Inc Class A (c)	6,200	1,186,742
Hotels, Restaurants & Leisure - 0.8%
Airbnb Inc Class A (c)	53,700	6,282,363
Black Rock Coffee Bar Inc Class A (e)	42,600	969,150
Booking Holdings Inc	11,072	54,415,448
Brinker International Inc (c)	112,700	17,332,133
Cava Group Inc (c)(e)	9,150	447,344
Chipotle Mexican Grill Inc (c)	440,750	15,214,690
DoorDash Inc Class A (c)	66,900	13,270,953
Dutch Bros Inc Class A (c)	3,300	193,412
Expedia Group Inc Class A	4,900	1,252,881
Hyatt Hotels Corp Class A (e)	3,483	572,570
Marriott International Inc/MD Class A1	81,150	24,733,709
McDonald's Corp	2,725	849,710
Shake Shack Inc Class A (c)(e)	18,936	1,656,521
Sonder Holdings Inc Stage 1 rights (b)(c)	14,240	0
Sonder Holdings Inc Stage 2 rights (b)(c)	14,240	0
Sonder Holdings Inc Stage 3 rights (b)(c)	14,239	0
Sonder Holdings Inc Stage 4 rights (b)(c)	14,239	0
Sonder Holdings Inc Stage 5 rights (b)(c)	14,238	0
Sonder Holdings Inc Stage 5 rights (b)(c)	14,238	0
Starbucks Corp	176,153	15,344,688
Viking Holdings Ltd (c)	50,400	3,365,712
Wingstop Inc (e)	14,400	3,812,112
		159,713,396
Household Durables - 0.4%
DR Horton Inc	53,200	8,459,332
Garmin Ltd	116,800	22,813,376
Lennar Corp Class A (e)	71,000	9,322,300
SharkNinja Inc (c)	233,000	22,733,810
Somnigroup International Inc	160,200	14,661,504
Toll Brothers Inc	53,300	7,452,939
		85,443,261
Leisure Products - 0.0%
Peloton Interactive Inc Class A (c)	194,642	1,321,619
Specialty Retail - 2.2%
Carvana Co Class A (c)	78,200	29,285,900
Dick's Sporting Goods Inc	117,600	24,292,632
Fanatics Inc Class A (b)(c)(d)	180,405	14,432,400
Floor & Decor Holdings Inc Class A (c)(e)	42,600	2,710,212
Home Depot Inc/The (e)	276,777	98,787,247
Lowe's Cos Inc	83,373	20,216,285
Revolve Group Inc Class A (c)	525,214	12,694,422
RH (c)	18,291	2,882,479
Ross Stores Inc	36,800	6,490,048
TJX Cos Inc/The	642,772	97,649,922
Wayfair Inc Class A (c)(e)	1,247,220	138,191,976
		447,633,523
Textiles, Apparel & Luxury Goods - 0.5%
Deckers Outdoor Corp (c)	831,818	73,224,939
Lululemon Athletica Inc (c)	50,058	9,219,682
NIKE Inc Class B	222,554	14,383,665
Tory Burch LLC Class A (b)(c)(d)(g)	248,840	9,757,016
VF Corp (e)	154,700	2,707,250
		109,292,552
TOTAL CONSUMER DISCRETIONARY		2,342,308,393

Consumer Staples - 2.0%
Beverages - 0.6%
Celsius Holdings Inc (c)	75,100	3,074,594
Coca-Cola Co/The	1,158,807	84,731,968
Constellation Brands Inc Class A	6,800	927,384
Keurig Dr Pepper Inc	470,571	13,128,931
Monster Beverage Corp (c)	102,370	7,676,726
PepsiCo Inc	70,964	10,555,185
		120,094,788
Consumer Staples Distribution & Retail - 0.6%
Costco Wholesale Corp	97,394	88,978,185
Dollar Tree Inc (c)	7,500	831,075
Kroger Co/The	144,040	9,691,011
Maplebear Inc (c)	17,645	741,266
Sprouts Farmers Market Inc (c)	16,400	1,374,484
Target Corp	80,463	7,291,557
Walmart Inc	104,500	11,548,295
		120,455,873
Food Products - 0.0%
Archer-Daniels-Midland Co	1,400	85,035
Bunge Global SA	31,154	2,992,965
Hershey Co/The	10,000	1,880,800
Mondelez International Inc	83,317	4,796,560
		9,755,360
Household Products - 0.1%
Church & Dwight Co Inc	52,021	4,430,108
Clorox Co/The	8,200	885,108
Colgate-Palmolive Co	80,991	6,510,866
Procter & Gamble Co/The	70,078	10,382,757
		22,208,839
Personal Care Products - 0.0%
Beauty Health Co/The (c)(d)	553,828	819,665
Beauty Health Co/The Class A (c)(e)	851,398	1,260,069
Kenvue Inc	154,100	2,673,635
		4,753,369
Tobacco - 0.7%
JUUL Labs Inc Class A (b)(c)(d)	3,370,033	6,396,222
Philip Morris International Inc	808,800	127,369,825
		133,766,047
TOTAL CONSUMER STAPLES		411,034,276

Energy - 0.2%
Energy Equipment & Services - 0.0%
Baker Hughes Co Class A	102,500	5,145,500
Halliburton Co	42,100	1,103,862
		6,249,362
Oil, Gas & Consumable Fuels - 0.2%
EOG Resources Inc	5,800	625,530
EQT Corp	146,300	8,903,818
Exxon Mobil Corp	3,900	452,088
Range Resources Corp	421,700	16,652,933
Valero Energy Corp	28,000	4,949,280
		31,583,649
TOTAL ENERGY		37,833,011

Financials - 3.6%
Banks - 0.5%
Bank of America Corp	589,317	31,616,857
JPMorgan Chase & Co	111,923	35,040,853
Wells Fargo & Co	330,600	28,382,010
		95,039,720
Capital Markets - 1.0%
Blackrock Inc	21,697	22,723,268
Goldman Sachs Group Inc/The	27,150	22,426,986
Robinhood Markets Inc Class A (c)	1,181,600	151,823,784
		196,974,038
Consumer Finance - 0.0%
American Express Co	35,700	13,040,139
Figure Technology Solutions Inc Class A (e)	27,700	1,003,848
		14,043,987
Financial Services - 2.1%
Apollo Global Management Inc	105,100	13,857,435
Block Inc Class A (c)	30,585	2,043,078
Mastercard Inc Class A	315,449	173,664,138
PayPal Holdings Inc	3,527	221,108
Saluda Medical Inc (c)(d)	84,575	1,468,346
Saluda Medical Inc depository receipt	518,381	899,986
Saluda Medical Inc warrants 1/20/2027 (c)(d)	320	0
Toast Inc Class A (c)	448,500	15,334,215
Visa Inc Class A	678,112	226,787,777
		434,276,083
TOTAL FINANCIALS		740,333,828

Health Care - 9.8%
Biotechnology - 5.8%
AbbVie Inc	110,449	25,149,237
Absci Corp (c)(e)	1,899,633	6,021,837
Akouos Inc (b)(c)	200,563	38,107
Alnylam Pharmaceuticals Inc (c)	325,231	146,753,984
Amgen Inc	96,904	33,476,456
Antares Therapeutics Inc (b)	33,185	27,543
Apogee Therapeutics Inc (c)	488,426	35,152,019
Arcellx Inc (c)	158,900	11,553,619
ArriVent Biopharma Inc (c)	80,600	1,848,964
Arrowhead Pharmaceuticals Inc (c)	525,918	27,715,879
aTyr Pharma Inc (c)(e)	1,200,366	936,886
Beam Therapeutics Inc (c)	876,199	22,194,121
BeOne Medicines Ltd ADR (c)	156,339	53,250,627
Biogen Inc (c)	13,042	2,374,818
Biohaven Ltd (c)	38,600	387,158
Biomea Fusion Inc (c)(e)	804,702	877,126
Biomea Fusion Inc warrants 12/20/2026 (c)	213,800	4,644
Boundless Bio Inc (c)	235,216	275,203
CAMP4 Therapeutics Corp (d)	111,615	424,137
CAMP4 Therapeutics Corp (c)(e)	17,600	66,880
Candel Therapeutics Inc (c)	264,368	1,261,035
Caris Life Sciences Inc (f)	208,541	5,324,052
Caris Life Sciences Inc (c)	101,700	2,596,401
Cartesian Therapeutics Inc (c)	88,931	666,093
Cibus Inc Class A (c)(e)	566,139	769,949
Crescent Biopharma Inc (c)(d)	69,195	1,041,385
Day One Biopharmaceuticals Inc (c)	203,800	1,934,062
Denali Therapeutics Inc (c)(e)	310,800	6,051,276
Deverra Therapeutics (b)(c)(d)	20,487	0
Dianthus Therapeutics Inc (c)	319,984	14,072,896
Disc Medicine Inc (c)	25,000	2,334,000
Dyne Therapeutics Inc (c)(e)	384,700	8,424,930
Foghorn Therapeutics Inc (c)	329,512	1,565,182
Ideaya Biosciences Inc (c)(e)	1,155,200	41,148,224
Immuneering Corp (c)(e)	729,405	5,587,242
Immunome Inc (c)(e)	1,078,697	19,869,599
Immunovant Inc (c)	1,120,259	27,054,255
Insmed Inc (c)	121,200	25,181,724
Ionis Pharmaceuticals Inc (c)(e)	2,096,177	173,416,723
Jade Biosciences Inc	142,886	1,831,799
Jade Biosciences Inc (c)(d)	125,304	1,606,397
Janux Therapeutics Inc (c)	134,908	4,599,014
Krystal Biotech Inc (c)	195,017	42,513,706
Kymera Therapeutics Inc (c)	426,100	28,923,668
Moderna Inc (c)	798,741	20,751,291
Nurix Therapeutics Inc (c)	136,500	2,413,320
Nuvalent Inc Class A (c)	494,225	54,043,504
Odyssey Therapeutics Inc warrants (b)(c)	450,319	454,822
ORIC Pharmaceuticals Inc (c)	53,808	639,239
Oruka Therapeutics Inc (c)(d)	91,211	2,745,451
Oruka Therapeutics Inc (c)	82,439	2,481,414
Praxis Precision Medicines Inc (c)	17,200	3,379,112
Recursion Pharmaceuticals Inc Class A (c)	204,600	947,298
Regeneron Pharmaceuticals Inc	25,721	20,067,267
Revolution Medicines Inc (c)	615,502	47,861,436
Roivant Sciences Ltd (c)	4,908,000	102,135,480
Sana Biotechnology Inc (c)(e)	2,857,700	12,288,110
Scholar Rock Holding Corp (c)(e)	999,147	44,022,417
Scholar Rock Holding Corp warrants 12/31/2025 (c)(d)	44,550	1,636,453
Sigilon Therapeutics Inc rights (b)(c)	3,192	28,025
Spyre Therapeutics Inc (c)	591,812	17,754,360
Summit Therapeutics Inc (c)(e)	550,683	9,851,719
Taysha Gene Therapies Inc (c)	881,720	4,179,353
Tectonic Therapeutic Inc (c)(e)	190,922	4,093,368
UNITY Biotechnology Inc warrants 8/22/2027 (b)(c)	700,000	6
Upstream Bio Inc (c)	75,100	2,147,860
Vaxcyte Inc (c)	176,490	8,755,669
Vera Therapeutics Inc Class A (c)	127,782	4,312,643
Vertex Pharmaceuticals Inc (c)	38,893	16,864,394
		1,170,156,868
Health Care Equipment & Supplies - 0.6%
Abbott Laboratories	18,501	2,384,779
Blink Health LLC Class A1 (b)(c)(d)	28,770	964,658
Boston Scientific Corp (c)	95,600	9,711,048
Ceribell Inc (c)	50,700	860,379
Dexcom Inc (c)	64,684	4,105,493
GE HealthCare Technologies Inc	53,400	4,271,466
Inspire Medical Systems Inc (c)	3,850	478,979
Insulet Corp (c)	5,160	1,688,300
Intuitive Surgical Inc (c)	126,073	72,300,344
Medical Microinstruments Inc/Italy warrants 2/16/2031 (b)(c)(d)	3,109	37,619
Novocure Ltd (c)	1,606,216	20,575,627
PROCEPT BioRobotics Corp (c)(e)	369,262	11,698,220
		129,076,912
Health Care Providers & Services - 0.3%
Alignment Healthcare Inc (c)	383,422	7,365,537
Blue Marlin Therapeutics, Inc. (b)	152	9,499
Cardinal Health Inc	35,600	7,556,456
CVS Health Corp	290,400	23,336,544
HCA Healthcare Inc	10,600	5,387,874
McKesson Corp	22,400	19,737,088
Omada Health Inc (f)	145,020	2,716,225
Omada Health Inc (e)	16,600	310,918
Scorpion Therapeutics Inc (b)(d)	526,726	179,087
Scorpion Therapeutics Inc (b)(d)	526,726	5
Scorpion Therapeutics Inc rights (b)(c)(d)	526,726	300,234
		66,899,467
Health Care Technology - 0.0%
HeartFlow Inc (f)	85,921	2,770,952
HeartFlow Inc (e)	37,400	1,206,150
Prognomiq Inc (b)(c)(d)	36,205	2,534
Wugen Inc warrants 8/22/2035 (b)(c)(d)	76,908	133,051
		4,112,687
Life Sciences Tools & Services - 0.1%
10X Genomics Inc Class A (c)	3,000	56,430
Danaher Corp	24,833	5,631,628
Thermo Fisher Scientific Inc	37,400	22,097,042
		27,785,100
Pharmaceuticals - 3.0%
Adimab LLC (b)(c)(d)(g)	762,787	10,442,554
Adimab LLC (b)(c)(d)(g)	762,787	3,638,494
Amylyx Pharmaceuticals Inc (c)	86,700	1,298,766
Atea Pharmaceuticals Inc (c)	419,109	1,299,238
Bristol-Myers Squibb Co	73,365	3,609,558
Crinetics Pharmaceuticals Inc (c)	155,100	7,066,356
Dragonfly Therapeutics Inc (b)(c)(d)	126,113	4,251,269
Eli Lilly & Co	421,700	453,525,699
Harmony Biosciences Holdings Inc (c)	277,323	9,786,729
LENZ Therapeutics Inc (c)(e)	364,500	11,124,540
Lexicon Pharmaceuticals Inc (c)(e)	2,919,818	4,175,340
Maze Therapeutics Inc	17,600	664,400
Nuvation Bio Inc Class A (c)(e)	4,326,313	34,740,293
Ocular Therapeutix Inc (c)	2,531,020	30,751,893
Optinose Inc (b)	103,948	1
Optinose Inc warrants 11/23/2027 (b)(c)	206,400	2
Pfizer Inc	10,300	265,122
Pfizer Inc rights (b)(c)	961,700	4,712,330
Rapport Therapeutics Inc (c)	521,506	15,493,943
Roche Holding AG rights (b)(c)	858,559	1,425,208
Sienna Biopharmaceuticals Inc (b)(c)	589,618	59
Skyhawk Therapeutics Inc (b)(c)(d)	126,063	1,822,871
Tarsus Pharmaceuticals Inc (c)	46,600	3,726,136
		603,820,801
TOTAL HEALTH CARE		2,001,851,835

Industrials - 2.8%
Aerospace & Defense - 1.0%
Anduril Industries Inc Class B (b)(d)	1,799	76,997
Anduril Industries Inc Class C (b)(d)	1	43
Beta Technologies Inc (f)	307,117	8,375,081
Beta Technologies Inc Class A (c)(e)	204,150	5,567,170
Boeing Co (c)	102,486	19,369,854
GE Aerospace	185,000	55,213,250
Lockheed Martin Corp	1,960	897,406
Space Exploration Technologies Corp (b)(c)(d)	574,236	121,738,032
		211,237,833
Air Freight & Logistics - 0.0%
United Parcel Service Inc Class B	12,884	1,234,158
Construction & Engineering - 0.1%
Comfort Systems USA Inc	11,900	11,625,586
Fluor Corp (c)	81,800	3,511,674
Quanta Services Inc	25,700	11,947,416
		27,084,676
Electrical Equipment - 0.5%
Eaton Corp PLC	83,844	29,000,801
Emerson Electric Co	31,949	4,261,357
GE Vernova Inc	75,050	45,012,739
Vertiv Holdings Co Class A	80,200	14,414,346
		92,689,243
Ground Transportation - 0.4%
Avis Budget Group Inc (c)(e)	23,900	3,247,532
Lyft Inc Class A (c)	86,500	1,819,095
Uber Technologies Inc (c)	755,704	66,154,328
		71,220,955
Industrial Conglomerates - 0.1%
3M Co	38,580	6,637,689
Honeywell International Inc	49,583	9,529,357
		16,167,046
Machinery - 0.2%
Caterpillar Inc	52,960	30,492,250
Illinois Tool Works Inc	26,353	6,569,275
		37,061,525
Passenger Airlines - 0.5%
Alaska Air Group Inc (c)	36,600	1,568,676
Delta Air Lines Inc	500,590	32,087,819
JetBlue Airways Corp (c)(e)	113,814	520,130
Southwest Airlines Co	246,537	8,581,953
United Airlines Holdings Inc (c)	618,825	63,095,397
Wheels Up Experience Inc Class A rights (b)(c)	23,018	0
Wheels Up Experience Inc Stage 1 rights (b)(c)	23,018	0
Wheels Up Experience Inc Stage 3 rights (b)(c)	23,018	1
		105,853,976
Professional Services - 0.0%
Paylocity Holding Corp (c)	10,897	1,605,455
TOTAL INDUSTRIALS		564,154,867

Information Technology - 48.3%
Communications Equipment - 2.1%
Arista Networks Inc (c)	227,928	29,785,631
Ciena Corp (c)	1,722,035	351,656,767
Lumentum Holdings Inc (c)	159,800	51,960,568
		433,402,966
Electronic Equipment, Instruments & Components - 0.6%
Coherent Corp (c)	405,790	66,655,065
Corning Inc	623,700	52,515,540
		119,170,605
IT Services - 1.0%
Akamai Technologies Inc (c)	24,300	2,175,336
Cloudflare Inc Class A (c)	615,581	123,245,472
CoreWeave Inc Class A (c)(e)	403,802	29,526,002
CoreWeave Inc Class A (h)	38,380	2,806,346
IBM Corporation	26,595	8,206,685
Kyndryl Holdings Inc (c)	100,700	2,601,081
MongoDB Inc Class A (c)	9,941	3,304,090
Okta Inc Class A (c)	82,181	6,601,600
Snowflake Inc (c)	48,925	12,291,917
X.Ai Holdings Corp Class A (b)(d)	117,026	8,201,182
		198,959,711
Semiconductors & Semiconductor Equipment - 20.8%
Advanced Micro Devices Inc (c)	233,836	50,866,345
Applied Materials Inc	75,485	19,041,091
ARM Holdings PLC ADR (c)	8,200	1,111,592
Astera Labs Inc (c)	656,912	103,509,624
Broadcom Inc	1,081,150	435,660,205
First Solar Inc (c)	14,750	4,025,570
GlobalFoundries Inc (c)	205,800	7,375,872
Impinj Inc (c)	231,100	39,719,157
Intel Corp (c)	111,400	4,518,384
KLA Corp	36,186	42,535,557
Lam Research Corp	109,900	17,144,400
Marvell Technology Inc	610,441	54,573,425
Micron Technology Inc	26,631	6,297,699
Monolithic Power Systems Inc	18,600	17,263,962
NVIDIA Corp	18,232,200	3,227,099,401
ON Semiconductor Corp (c)	193,400	9,716,416
QUALCOMM Inc	105,009	17,650,963
Silicon Laboratories Inc (c)(e)	466,918	59,569,398
SiTime Corp (c)	206,935	61,604,550
Teradyne Inc	118,050	21,472,115
Texas Instruments Inc	59,594	10,027,882
		4,210,783,608
Software - 11.9%
Adobe Inc (c)	36,712	11,752,613
AppLovin Corp Class A (c)	306,100	183,500,828
Asapp Inc warrants 8/28/2028 (b)(c)(d)	250,984	170,668
Atlassian Corp Class A (c)	3,826	572,064
Autodesk Inc (c)	53,542	16,241,430
Celestial AI Inc (b)(d)	10,863	200,204
Circle Internet Group Inc Class A (e)	73,921	5,908,506
Confluent Inc Class A (c)(e)	203,100	4,518,975
Crowdstrike Holdings Inc Class A (c)	91,833	46,757,690
Datadog Inc Class A (c)	83,180	13,309,632
Docusign Inc (c)	7,300	506,255
Elastic NV (c)	28,294	1,995,576
Figma Inc Class A (e)	84,629	3,044,105
HubSpot Inc (c)	20,967	7,701,598
Intuit Inc	62,094	39,372,564
Microsoft Corp	3,129,666	1,539,826,969
Netskope Inc Class A (c)	53,100	975,978
Nutanix Inc Class A (c)	3,580,541	171,149,860
Openai Group Pbc Class A (b)(d)	4,800	2,085,792
Oracle Corp	979,904	197,891,613
Palantir Technologies Inc Class A (c)	115,300	19,422,285
Palo Alto Networks Inc (c)	23,300	4,430,029
Rubrik Inc Class A (c)	117,500	8,145,100
Salesforce Inc	21,149	4,875,690
SentinelOne Inc Class A (c)	19,900	322,579
Servicenow Inc (c)	77,150	62,677,432
Stripe Inc Class B (b)(c)(d)	43,500	1,801,770
Synopsys Inc (c)	3,600	1,504,836
Via Transportation Inc (c)	17,500	609,525
Workday Inc Class A (c)	34,632	7,467,352
Zoom Communications Inc Class A (c)	370,003	31,435,455
Zscaler Inc (c)	119,765	30,120,898
		2,420,295,871
Technology Hardware, Storage & Peripherals - 11.9%
Apple Inc	5,906,928	1,647,146,873
Pure Storage Inc Class A (c)	4,403,409	391,727,265
Sandisk Corp/DE	1,616,242	360,874,514
Western Digital Corp	105,900	17,296,646
		2,417,045,298
TOTAL INFORMATION TECHNOLOGY		9,799,658,059

Materials - 0.2%
Chemicals - 0.0%
Albemarle Corp	3,900	506,961
Corteva Inc	89,800	6,058,806
Farmers Business Network Inc (b)(c)	21,002	25,202
Farmers Business Network Inc warrants 9/27/2033 (b)(c)(d)	468,740	557,801
Mosaic Co/The	110,300	2,701,247
Solstice Advanced Materials Inc	12,720	606,490
		10,456,507
Construction Materials - 0.0%
James Hardie Industries PLC (c)	104,373	2,064,498
Containers & Packaging - 0.0%
Smurfit WestRock PLC	30,200	1,077,838
Metals & Mining - 0.2%
Freeport-McMoRan Inc	784,600	33,722,108
TOTAL MATERIALS		47,320,951

Real Estate - 0.2%
Health Care REITs - 0.0%
Welltower Inc	44,900	9,349,078
Real Estate Management & Development - 0.1%
CBRE Group Inc Class A (c)	63,000	10,195,290
Zillow Group Inc Class C (c)	193,800	14,414,844
		24,610,134
Specialized REITs - 0.1%
American Tower Corp	47,998	8,700,597
Equinix Inc	3,000	2,259,930
		10,960,527
TOTAL REAL ESTATE		44,919,739

TOTAL UNITED STATES		18,651,419,205
TOTAL COMMON STOCKS (Cost $5,630,988,942)		19,439,555,771

Convertible Corporate Bonds - 0.1%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.1%
Consumer Discretionary - 0.1%
Automobiles - 0.1%
Neutron Holdings Inc 4% 5/22/2027 (b)(d)	857,900	3,846,824
Neutron Holdings Inc 4% 6/12/2027 (b)(d)	25,455	114,140
Neutron Holdings Inc 8% 10/29/2026 (b)(d)(i)	1,672,840	2,983,678
		6,944,642
Health Care - 0.0%
Health Care Equipment & Supplies - 0.0%
Kardium Inc/Us 10% 12/31/2026 (b)(d)	562,018	660,652
Health Care Technology - 0.0%
Wugen Inc 0% 12/31/2199 (b)(d)(j)	408,689	433,047
Pharmaceuticals - 0.0%
Galvanize Therapeutics 10% 2/28/2027 (b)(d)	397,271	507,593
TOTAL HEALTH CARE		1,601,292

Information Technology - 0.0%
Electronic Equipment, Instruments & Components - 0.0%
Enevate Corp 10% 5/12/2199 (b)(d)	12,651	7,602
Software - 0.0%
Evozyne Inc 6% 9/13/2028 pay-in-kind (b)(d)	1,120,211	1,304,486
TOTAL INFORMATION TECHNOLOGY		1,312,088

Materials - 0.0%
Chemicals - 0.0%
Farmers Business Network Inc 15% 12/31/2199 (b)(d)	539,051	394,747
TOTAL UNITED STATES		10,252,769
TOTAL CONVERTIBLE CORPORATE BONDS (Cost $5,775,496)		10,252,769

Convertible Preferred Stocks - 2.7%
	Shares	Value ($)
AUSTRALIA - 0.0%
Information Technology - 0.0%
Software - 0.0%
Canva Australia Holdings Pty Ltd Series A (b)(c)(d)	924	1,521,033
Canva Australia Holdings Pty Ltd Series A2 (b)(c)(d)	168	276,552

TOTAL AUSTRALIA		1,797,585
BELGIUM - 0.0%
Health Care - 0.0%
Pharmaceuticals - 0.0%
AgomAb Therapeutics SA Series C (b)(c)(d)	9,503	2,820,547
AgomAb Therapeutics SA Series D (b)(c)(d)	1,999	610,549

TOTAL BELGIUM		3,431,096
CANADA - 0.0%
Health Care - 0.0%
Biotechnology - 0.0%
Deep Genomics Inc Series C (b)(c)(d)	129,534	1,695,600
Information Technology - 0.0%
Software - 0.0%
Taalas Inc Series B (b)(d)	24,600	1,359,642
TOTAL CANADA		3,055,242
CHINA - 0.1%
Communication Services - 0.1%
Interactive Media & Services - 0.1%
Bytedance Ltd Series E1 (b)(c)(d)	84,766	20,326,039
DENMARK - 0.0%
Health Care - 0.0%
Biotechnology - 0.0%
Galecto Inc Series C	215	3,822,700
ESTONIA - 0.0%
Information Technology - 0.0%
Software - 0.0%
Bolt Technology OU Series E (b)(c)(d)	13,569	3,035,753
FINLAND - 0.2%
Health Care - 0.2%
Health Care Technology - 0.2%
Oura Health Oy Series D (b)(d)	225,686	12,089,999
Oura Health Oy Series E (b)(d)	515,314	27,605,371

TOTAL FINLAND		39,695,370
FRANCE - 0.0%
Health Care - 0.0%
Health Care Technology - 0.0%
DNA Script SAS Series B (b)(c)(d)	4	98
DNA Script SAS Series C (b)(c)(d)	2,060	410,035

TOTAL FRANCE		410,133
ISRAEL - 0.0%
Health Care - 0.0%
Health Care Equipment & Supplies - 0.0%
InSightec Ltd Series G (b)(c)(d)	1,613,647	1,129,553
Industrials - 0.0%
Electrical Equipment - 0.0%
Element Labs Inc Series A (b)(d)	134,000	1,058,600
Element Labs Inc Series B (b)(d)	145,400	1,276,612
		2,335,212
Information Technology - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
Xsight Labs Ltd Series D (b)(c)(d)	167,386	247,731
Xsight Labs Ltd Series F (b)(d)	218,894	921,544
		1,169,275
TOTAL ISRAEL		4,634,040
UNITED KINGDOM - 0.0%
Health Care - 0.0%
Biotechnology - 0.0%
Quell Therapeutics Ltd Series B (b)(c)(d)	760,965	1,750,220
Information Technology - 0.0%
Software - 0.0%
NScale Global Holdings Ltd Series B (b)(d)	4,700	1,785,436
TOTAL UNITED KINGDOM		3,535,656
UNITED STATES - 2.4%
Consumer Discretionary - 0.0%
Automobiles - 0.0%
Neutron Holdings Inc Series 1D (b)(c)(d)	5,678,726	545,158
Rad Power Bikes Inc Series A (b)(c)(d)	32,487	0
Rad Power Bikes Inc Series C (b)(c)(d)	127,831	1
Rad Power Bikes Inc Series D (b)(c)(d)	215,900	3
Waymo LLC Series A2 (b)(c)(d)	10,731	784,973
Waymo LLC Series C2 (b)(c)(d)	6,310	544,300
		1,874,435
Hotels, Restaurants & Leisure - 0.0%
Discord Inc Series I (b)(c)(d)	1,400	356,944
Textiles, Apparel & Luxury Goods - 0.0%
Freenome Holdings Inc Series C (b)(c)(d)	190,858	564,940
Freenome Holdings Inc Series D (b)(c)(d)	91,538	270,952
Laronde Inc Series B (b)(c)(d)	66,432	1,593,704
		2,429,596
TOTAL CONSUMER DISCRETIONARY		4,660,975

Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
GoBrands Inc Series G (b)(c)(d)	26,833	1,098,543
GoBrands Inc Series H (b)(c)(d)	21,372	1,120,961
		2,219,504
Food Products - 0.0%
AgBiome LLC Series C (b)(c)(d)	338,565	3
AgBiome LLC Series D (b)(c)(d)	126,371	1,264
		1,267
Tobacco - 0.0%
JUUL Labs Inc Series E (b)(c)(d)	6,648	12,618
TOTAL CONSUMER STAPLES		2,233,389

Financials - 0.1%
Financial Services - 0.1%
Akeana Series C (b)(c)(d)	100,800	1,295,280
Paragon Biosciences Emalex Capital Inc Series B (b)(c)(d)	198,234	1,811,859
Paragon Biosciences Emalex Capital Inc Series C (b)(c)(d)	115,792	1,074,550
Paragon Biosciences Emalex Capital Inc Series D-3 (b)(d)	68,366	699,384
Paragon Biosciences Emalex Capital Inc Series D1 (b)(c)(d)	238,444	2,219,914
Paragon Biosciences Emalex Capital Inc Series D2 (b)(c)(d)	44,427	387,403
Tenstorrent Holdings Inc Series C1 (b)(c)(d)	40,678	2,980,070
Tenstorrent Holdings Inc Series D1 (b)(c)(d)	41,795	3,206,095
Tenstorrent Holdings Inc Series D2 (b)(c)(d)	11,638	867,729
		14,542,284
Health Care - 0.4%
Biotechnology - 0.2%
Altos Labs Inc Series B (b)(c)(d)	122,084	3,054,542
Altos Labs Inc Series C (b)(c)(d)	26,465	662,154
Ankyra Therapeutics Series B (b)(c)(d)	257,347	1,315,043
Asimov Inc Series B (b)(c)(d)	15,783	436,084
Bright Peak Therapeutics Inc. Series B (b)(c)(d)	239,403	428,531
Bright Peak Therapeutics Inc. Series C (b)(c)(d)	613,036	754,035
Cardurion Pharmaceuticals Inc Series B (b)(c)(d)	292,510	1,559,078
Castle Creek Biosciences Inc Series B (b)(c)(d)	4,910	1,065,225
Castle Creek Biosciences Inc Series C (b)(c)(d)	2,570	655,787
Castle Creek Biosciences Inc Series D1 (b)(c)(d)	4,460	1,002,296
Castle Creek Biosciences Inc Series D2 (b)(c)(d)	1,412	283,162
CELLANOME Inc Series B (b)(c)(d)	274,637	2,065,270
City Therapeutics Inc Series A (b)(c)(d)	196,252	2,025,321
Cleerly Inc Series C (b)(c)(d)	272,438	3,410,924
Element Biosciences Inc Series B (b)(c)(d)	250,956	1,076,601
Element Biosciences Inc Series C (b)(c)(d)	101,911	769,428
Element Biosciences Inc Series D (b)(c)(d)	52,404	243,678
Element Biosciences Inc Series D1 (b)(c)(d)	52,404	243,679
ElevateBio LLC Series C (b)(c)(d)	332,500	635,075
Generate Biomedicines Inc Series B (b)(c)(d)	157,390	2,003,575
Generate Biomedicines Inc Series C (b)(c)(d)	240,013	3,055,365
Genesis Therapeutics Inc Series D (b)(c)(d)	402,516	2,105,159
Intarcia Therapeutics Inc Series EE (b)(c)(d)	116,544	1
Kardigan Inc Series B (b)(d)	125,471	2,681,315
LifeMine Therapeutics Inc Series C (b)(c)(d)	1,780,790	2,101,332
National Resilience LLC Series B (b)(c)(d)	251,448	998,249
National Resilience LLC Series C (b)(c)(d)	44,850	328,750
Neurona Therapeutics Inc Series F (b)(d)	887,600	2,085,860
Odyssey Therapeutics Inc Series B (b)(c)(d)	468,023	556,947
Odyssey Therapeutics Inc Series C (b)(c)(d)	215,628	250,128
Odyssey Therapeutics Inc Series D (b)(d)	1,501,065	1,951,385
Parabilis Medicines Inc Series D (b)(c)(d)	247,595	1,738,117
Parabilis Medicines Inc Series E (b)(c)(d)	114,541	826,986
Sonoma Biotherapeutics Inc Series B (b)(c)(d)	481,325	1,443,975
Sonoma Biotherapeutics Inc Series B1 (b)(c)(d)	256,702	865,086
T-Knife Therapeutics Inc Series B (b)(c)(d)	199,356	137,556
Treeline Biosciences Series A (b)(c)(d)	289,700	2,343,673
Treeline Biosciences Series A1 (b)(c)(d)	143,637	1,193,623
Triveni Bio Inc Series B (b)(c)(d)	1,221,168	1,392,132
		49,745,127
Health Care Equipment & Supplies - 0.1%
Blink Health LLC Series C (b)(c)(d)	197,068	6,607,690
Blink Health LLC Series C1 (b)(c)(d)	84,687	2,839,555
Blink Health LLC Series D (b)(c)(d)	63,464	2,127,948
Kardium Inc/Us Series D-6 (b)	1,587,513	1,460,512
Kardium Inc/Us Series D-6 (b)(d)	1,136,853	1,296,012
Kardium Inc/Us Series D-7 (b)	2,289,616	1,305,081
Kardium Inc/Us Series D-7 (b)(d)	501,124	285,641
Kardium Inc/Us Series D-7 (b)	104,260	60,471
Medical Microinstruments Inc/Italy Series C (b)(c)(d)	53,171	1,797,712
		17,780,622
Health Care Providers & Services - 0.0%
Conformal Medical Inc Series C (b)(c)(d)	240,750	1,548,023
Conformal Medical Inc Series D (b)(c)(d)	93,714	719,723
		2,267,746
Health Care Technology - 0.0%
Aledade Inc Series B1 (b)(c)(d)	22,992	770,462
Aledade Inc Series E1 (b)(c)(d)	17,916	600,365
Candid Therapeutics Series B (b)(c)(d)	922,295	968,409
Wugen Inc Series B (b)(c)(d)	96,718	153,782
Wugen Inc Series C (b)(d)	1,057,900	1,840,746
		4,333,764
Pharmaceuticals - 0.1%
Galvanize Therapeutics Series B (b)(c)(d)	1,018,908	733,614
Galvanize Therapeutics Series C-1 (b)(d)	1,322,903	582,077
Kartos Therapeutics Inc Series C (b)(c)(d)	314,398	1,924,116
Kartos Therapeutics Inc Series D (b)(d)	105,952	648,426
Mentari Therapeutics Inc Series A (b)(d)	531,681	733,720
Mirador Therapeutics Inc Series A (b)(c)(d)	694,131	2,471,106
Mirador Therapeutics Inc Series B (b)(d)	1,229,919	4,452,307
		11,545,366
TOTAL HEALTH CARE		85,672,625

Industrials - 0.6%
Aerospace & Defense - 0.6%
Anduril Industries Inc Series F (b)(c)(d)	67,505	2,889,214
Anduril Industries Inc Series G (b)(d)	16,600	710,480
Space Exploration Technologies Corp Series G (b)(c)(d)	53,937	114,346,440
		117,946,134
Air Freight & Logistics - 0.0%
Zipline International Inc Series G (b)(c)(d)	44,809	2,436,265
Electrical Equipment - 0.0%
Empower Semiconductor Inc Series D (b)(d)	289,000	2,147,270
TOTAL INDUSTRIALS		122,529,669

Information Technology - 1.2%
Electronic Equipment, Instruments & Components - 0.2%
Cerebras Systems Inc Series G (b)(d)	678,900	24,596,547
Enevate Corp Series E (b)(c)(d)	814,561	146,621
Menlo Microsystems Inc Series C (b)(c)(d)	959,784	585,468
Vast Data Ltd Series A (b)(c)(d)	87,399	2,054,750
Vast Data Ltd Series A1 (b)(c)(d)	215,119	5,057,448
Vast Data Ltd Series A2 (b)(c)(d)	247,456	5,817,691
Vast Data Ltd Series B (b)(c)(d)	196,904	4,629,213
Vast Data Ltd Series C (b)(c)(d)	5,740	134,947
Vast Data Ltd Series E (b)(c)(d)	188,154	4,423,501
		47,446,186
IT Services - 0.5%
X.Ai Holdings Corp Series B (b)(d)	567,127	39,744,260
X.Ai Holdings Corp Series C (b)(d)	574,200	40,239,936
		79,984,196
Semiconductors & Semiconductor Equipment - 0.0%
Alif Semiconductor Series C (b)(c)(d)	43,548	1,103,506
Alif Semiconductor Series D (b)(d)	67,900	1,838,732
Danger Devices Inc Series B (b)(d)	984,000	895,440
Retym Inc Series C (b)(c)(d)	202,413	2,210,350
Retym Inc Series D (b)(d)	50,214	576,959
SiMa Technologies Inc Series B (b)(c)(d)	338,113	2,069,252
SiMa Technologies Inc Series B1 (b)(c)(d)	22,648	163,518
		8,857,757
Software - 0.4%
Anthropic PBC Series D (b)(c)(d)	65,931	9,776,249
Anthropic PBC Series E (b)(d)	11,600	1,635,136
Anthropic PBC Series F (b)(d)	17,900	2,523,184
Asapp Inc Series D (b)(c)(d)	437,448	419,949
Celestial AI Inc Series A (b)(d)	69,265	1,276,554
Celestial AI Inc Series B (b)(d)	52,121	960,590
Celestial AI Inc Series C1 (b)(d)	208,786	3,847,926
Crusoe Energy Systems LLC Series D (b)(d)	66,580	5,593,386
Crusoe Energy Systems LLC Series E (b)(d)	7,844	658,974
Databricks Inc Series G (b)(c)(d)	53,226	9,544,486
Databricks Inc Series H (b)(c)(d)	56,454	10,123,331
Databricks Inc Series J (b)(d)	21,183	3,798,536
Databricks Inc Series K (b)(d)	10,500	1,882,860
Dataminr Inc Series D, 8% (b)(c)(d)	442,241	3,989,014
Evozyne Inc Series A (b)(c)(d)	101,400	1,673,100
Evozyne Inc Series B (b)(c)(d)	63,838	1,083,331
Lyte Ai Inc Series B (b)(c)(d)	178,058	1,773,458
Openai Group Pbc Series A-3 (b)(d)	8,320	3,615,373
Physical Intelligence Inc Series B (b)(d)	11,100	3,013,983
Skyryse Inc Series B (b)(c)(d)	117,170	3,063,996
Skyryse Inc Series C (b)(d)	77,500	2,094,050
Skyryse Inc Series C-1 (b)(d)	8,734	228,918
Stripe Inc Series H (b)(c)(d)	19,200	795,264
		73,371,648
Technology Hardware, Storage & Peripherals - 0.1%
Lightmatter Inc Series C1 (b)(c)(d)	121,541	5,733,089
Lightmatter Inc Series C2 (b)(c)(d)	19,091	932,404
Lightmatter Inc Series D (b)(c)(d)	112,461	7,340,330
		14,005,823
TOTAL INFORMATION TECHNOLOGY		223,665,610

Materials - 0.1%
Chemicals - 0.0%
Farmers Business Network Inc Series G (b)(c)(d)	15,988	19,186
Manus Bio Inc Series One-5 (b)(d)	134,553	485,736
Manus Bio Inc Series One-6 (b)(d)	187,183	675,731
		1,180,653
Metals & Mining - 0.1%
Diamond Foundry Inc Series C (b)(c)(d)	355,446	10,471,439
TOTAL MATERIALS		11,652,092

Utilities - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
Redwood Materials Series C (b)(c)(d)	16,253	775,919
Redwood Materials Series D (b)(c)(d)	6,752	322,340
Redwood Materials Series E (b)(d)	1,185	56,572
		1,154,831
TOTAL UNITED STATES		466,111,475
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $367,646,419)		549,855,089

Non-Convertible Preferred Stocks - 0.0%
	Shares	Value ($)
UNITED STATES - 0.0%
Health Care - 0.0%
Biotechnology - 0.0%
Castle Creek Biosciences Inc Series A4 (b)(c)(d)	13,511	3,051,189
Pharmaceuticals - 0.0%
Faraday Pharmaceuticals Inc Series B (b)(c)(d)	219,824	30,775
TOTAL HEALTH CARE		3,081,964

TOTAL NON-CONVERTIBLE PREFERRED STOCKS (Cost $4,760,543)		3,081,964

Preferred Securities - 0.0%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.0%
Consumer Discretionary - 0.0%
Automobiles - 0.0%
Rad Power Bikes Inc 8% 12/31/2025 (b)(d)	181,375	38,307
Health Care - 0.0%
Biotechnology - 0.0%
Intarcia Therapeutics Inc 6% (b)(d)(k)	614,446	0
Information Technology - 0.0%
Electronic Equipment, Instruments & Components - 0.0%
Enevate Corp 6% (b)(d)(l)	45,268	11,756
Semiconductors & Semiconductor Equipment - 0.0%
SiMa Technologies Inc 10% 12/31/2027 (b)(d)	376,630	460,351
SiMa Technologies Inc 7.5% 12/31/2027 (b)(d)	387,500	423,003
		883,354
TOTAL INFORMATION TECHNOLOGY		895,110

TOTAL UNITED STATES		933,417
TOTAL PREFERRED SECURITIES (Cost $1,605,219)		933,417

Money Market Funds - 1.0%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (m)	4.02	38,218,419	38,226,063
Fidelity Securities Lending Cash Central Fund (m)(n)	4.02	163,570,746	163,587,103
TOTAL MONEY MARKET FUNDS (Cost $201,813,166)			201,813,166

TOTAL INVESTMENT IN SECURITIES - 99.4% (Cost $6,212,589,785)	20,205,492,176
NET OTHER ASSETS (LIABILITIES) - 0.6%	120,914,236
NET ASSETS - 100.0%	20,326,406,412

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Contracts
CME E-Mini S&P 500 Index Contracts (United States)	644	12/19/2025	220,875,900	231,734	231,734

The notional amount of futures purchased as a percentage of Net Assets is 1.1%

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Level 3 security.
(c)	Non-income producing.
(d)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $771,633,838 or 3.8% of net assets.

(e)	Security or a portion of the security is on loan at period end.
(f)
Security is subject to lock-up or market standoff agreement. Fair value is based on the unadjusted market price of the equivalent equity security. At the end of the period, the total value of unadjusted equity securities subject to contractual sale restrictions is $19,935,989 with varying restriction expiration dates. Under normal market conditions, there are no circumstances that could cause the restrictions to lapse.

(g)	Investment is owned by a wholly-owned subsidiary (Subsidiary) that is treated as a corporation for U.S. tax purposes.
(h)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $2,806,346 or 0.0% of net assets.

(i)	Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(j)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(k)	Non-income producing - Security is in default.
(l)	Security is perpetual in nature with no stated maturity date.
(m)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(n)	Investment made with cash collateral received from securities on loan.
Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Adimab LLC	9/17/2014 - 6/5/2015	8,625,646

Adimab LLC	9/17/2014 - 6/5/2015	2,958,349

AgBiome LLC Series C	6/29/2018	2,144,369

AgBiome LLC Series D	9/3/2021	704,351

AgomAb Therapeutics SA Series C	10/3/2023	2,074,942

AgomAb Therapeutics SA Series D	10/22/2024	517,402

AgomAb Therapeutics SA warrants 10/10/2033	10/3/2023	0

AgomAb Therapeutics SA warrants 11/4/2034	10/22/2024	0

Akeana Series C	1/23/2024	1,286,289

Aledade Inc Series B1	5/7/2021	880,380

Aledade Inc Series E1	5/20/2022	892,475

Alif Semiconductor Series C	3/8/2022	883,961

Alif Semiconductor Series D	4/11/2025	1,834,461

Altos Labs Inc Series B	7/22/2022	2,337,713

Altos Labs Inc Series C	3/15/2024	662,218

Anduril Industries Inc Class B	6/16/2025	73,548

Anduril Industries Inc Class C	6/16/2025	40

Anduril Industries Inc Series F	8/7/2024	1,467,330

Anduril Industries Inc Series G	4/17/2025	678,654

Ankyra Therapeutics Series B	8/26/2021	1,449,327

Ant International Co Ltd Class C	5/16/2018	2,173,201

Anthropic PBC Series D	5/31/2024	1,978,227

Anthropic PBC Series E	2/14/2025	650,603

Anthropic PBC Series F	8/18/2025	2,523,320

Asapp Inc Series D	8/29/2023	1,689,205

Asapp Inc warrants 8/28/2028	8/29/2023	0

Asimov Inc Series B	10/29/2021	1,462,779

Beauty Health Co/The	12/8/2020	5,538,280

Bending Spoons SpA Class C	10/9/2025	1,296,977

Blink Health LLC Class A1	12/30/2020 - 6/17/2024	910,758

Blink Health LLC Series C	11/7/2019 - 7/14/2021	7,523,268

Blink Health LLC Series C1	7/15/2022 - 2/2/2024	3,290,001

Blink Health LLC Series D	6/17/2024 - 6/25/2024	2,665,488

Bolt Technology OU Series E	1/3/2022	3,525,179

Bright Peak Therapeutics Inc. Series B	5/14/2021	935,108

Bright Peak Therapeutics Inc. Series C	5/7/2024	694,876

Bytedance Ltd Series E1	11/18/2020	9,288,165

CAMP4 Therapeutics Corp	9/9/2025	170,771

Candid Therapeutics Series B	8/27/2024	1,106,753

Canva Australia Holdings Pty Ltd Class A	3/18/2024 - 11/12/2025	4,123,579

Canva Australia Holdings Pty Ltd Series A	9/22/2023	985,595

Canva Australia Holdings Pty Ltd Series A2	9/22/2023	179,199

Cardurion Pharmaceuticals Inc Series B	7/10/2024	1,432,597

Castle Creek Biosciences Inc Series A4	9/29/2016	4,471,547

Castle Creek Biosciences Inc Series B	10/9/2018	2,022,184

Castle Creek Biosciences Inc Series C	12/9/2019	1,058,455

Castle Creek Biosciences Inc Series D1	4/19/2022	959,034

Castle Creek Biosciences Inc Series D2	6/28/2021	242,099

Celestial AI Inc	2/25/2025	160,943

Celestial AI Inc Series A	2/25/2025	1,026,209

Celestial AI Inc Series B	2/25/2025	772,209

Celestial AI Inc Series C1	2/25/2025	3,639,182

CELLANOME Inc Series B	1/8/2024	2,057,031

Cerebras Systems Inc Series G	9/19/2025	24,598,176

City Therapeutics Inc Series A	4/17/2024	1,968,309

Cleerly Inc Series C	7/8/2022	3,209,483

Conformal Medical Inc Series C	7/24/2020	882,846

Conformal Medical Inc Series D	5/26/2023 - 7/31/2025	476,035

Crescent Biopharma Inc	10/28/2024	915,113

Crusoe Energy Systems LLC Series D	12/10/2024	1,942,261

Crusoe Energy Systems LLC Series E	10/8/2025	658,961

Danger Devices Inc Series B	3/5/2025	886,091

Databricks Inc Series G	2/1/2021	3,146,861

Databricks Inc Series H	8/31/2021	4,148,473

Databricks Inc Series J	12/17/2024	1,959,428

Databricks Inc Series K	9/8/2025	1,575,000

Dataminr Inc Series D, 8%	2/18/2015 - 3/6/2015	5,638,573

Deep Genomics Inc Series C	7/21/2021	1,878,398

Deverra Therapeutics	5/1/2018	0

Diamond Foundry Inc Series C	3/15/2021	8,530,704

Discord Inc Series I	9/15/2021	770,874

DNA Script SAS	12/17/2021	68,063

DNA Script SAS	12/17/2021	259,441

DNA Script SAS Series B	12/17/2021	3,203

DNA Script SAS Series C	10/1/2021	1,791,891

Dragonfly Therapeutics Inc	12/19/2019	3,336,950

Element Biosciences Inc Series B	12/13/2019	1,315,160

Element Biosciences Inc Series C	6/21/2021	2,094,954

Element Biosciences Inc Series D	6/28/2024	411,020

Element Biosciences Inc Series D1	6/28/2024	411,020

Element Labs Inc Series A	2/11/2025	494,272

Element Labs Inc Series B	6/27/2025	1,276,452

ElevateBio LLC Series C	3/9/2021	1,394,838

Empower Semiconductor Inc Series D	6/27/2025	2,319,456

Enevate Corp 10% 5/12/2199	11/12/2024	12,651

Enevate Corp 6%	11/2/2023 - 10/31/2024	45,268

Enevate Corp Series E	1/29/2021	903,092

Epic Games Inc	7/13/2020 - 7/30/2020	6,785,000

Evozyne Inc 6% 9/13/2028 pay-in-kind	9/14/2023 - 9/30/2025	1,120,211

Evozyne Inc Series A	4/9/2021	2,278,458

Evozyne Inc Series B	9/14/2023	988,851

Fanatics Inc Class A	8/13/2020 - 10/24/2022	6,002,415

Faraday Pharmaceuticals Inc Series B	12/30/2019	288,996

Farmers Business Network Inc 15% 12/31/2199	9/29/2023 - 9/25/2024	539,051

Farmers Business Network Inc Series G	9/15/2021	993,779

Farmers Business Network Inc warrants 9/27/2033	9/29/2023	0

Freenome Holdings Inc Series C	8/14/2020	1,262,201

Freenome Holdings Inc Series D	11/22/2021	690,407

Galvanize Therapeutics 10% 2/28/2027	7/7/2025	507,593

Galvanize Therapeutics Series B	3/29/2022	1,764,020

Galvanize Therapeutics Series C-1	7/7/2025	582,077

Generate Biomedicines Inc Series B	11/2/2021	1,865,072

Generate Biomedicines Inc Series C	6/5/2023 - 1/21/2025	2,844,154

Genesis Therapeutics Inc Series D	8/10/2023	2,055,891

GoBrands Inc Series G	3/2/2021	6,700,664

GoBrands Inc Series H	7/22/2021	8,302,821

InSightec Ltd Series G	6/17/2024	1,432,596

Intarcia Therapeutics Inc 6%	2/26/2019	614,446

Intarcia Therapeutics Inc Series EE	9/2/2016	6,992,641

Jade Biosciences Inc	10/7/2025	1,145,279

JUUL Labs Inc Class A	7/6/2018 - 11/4/2025	4,947,815

JUUL Labs Inc Series E	7/6/2018	196,006

Kardigan Inc Series B	10/9/2025	2,680,698

Kardium Inc/Us 10% 12/31/2026	5/31/2024 - 10/1/2025	631,106

Kardium Inc/Us Series D-6	12/30/2020	1,154,861

Kardium Inc/Us Series D-7	8/6/2024	243,261

Kartos Therapeutics Inc Series C	8/22/2023	1,777,292

Kartos Therapeutics Inc Series D	2/26/2025	598,947

Laronde Inc Series B	8/13/2021	1,860,096

LifeMine Therapeutics Inc Series C	2/15/2022	3,626,739

Lightmatter Inc Series C1	5/19/2023	2,000,176

Lightmatter Inc Series C2	12/18/2023	496,400

Lightmatter Inc Series D	10/11/2024	9,022,803

Lyte Ai Inc Series B	8/13/2024	2,258,862

Manus Bio Inc Series One-5	11/13/2020	1,411,367

Manus Bio Inc Series One-6	3/30/2021	1,963,412

Medical Microinstruments Inc/Italy Series C	2/16/2024	1,772,386

Medical Microinstruments Inc/Italy warrants 2/16/2031	2/16/2024	0

Menlo Microsystems Inc Series C	2/9/2022	1,272,194

Mentari Therapeutics Inc Series A	9/18/2025	729,626

Mirador Therapeutics Inc Series A	3/19/2024	2,082,393

Mirador Therapeutics Inc Series B	7/31/2025	4,058,733

National Resilience LLC Series B	12/1/2020	3,434,780

National Resilience LLC Series C	6/28/2021	1,991,788

Neurona Therapeutics Inc Series F	3/28/2025	1,828,456

Neutron Holdings Inc	2/4/2021	4,384

Neutron Holdings Inc 4% 5/22/2027	6/4/2020	857,900

Neutron Holdings Inc 4% 6/12/2027	6/12/2020	25,455

Neutron Holdings Inc 8% 10/29/2026	10/29/2021 - 10/29/2025	1,672,840

Neutron Holdings Inc Series 1D	1/25/2019	1,377,091

NScale Global Holdings Ltd Series B	9/25/2025	1,785,436

Odyssey Therapeutics Inc Series B	9/30/2022	2,955,958

Odyssey Therapeutics Inc Series C	10/25/2023	1,078,140

Odyssey Therapeutics Inc Series D	6/16/2025	2,259,058

Openai Group Pbc Class A	9/3/2025	2,064,000

Openai Group Pbc Series A-3	8/4/2025	2,553,100

Oruka Therapeutics Inc	9/17/2025	1,368,165

Oura Health Oy Series D	12/18/2024	5,797,873

Oura Health Oy Series E	9/24/2025	27,605,371

Parabilis Medicines Inc Series D	11/17/2022	2,664,890

Parabilis Medicines Inc Series E	2/29/2024	713,373

Paragon Biosciences Emalex Capital Inc Series B	9/18/2019	2,020,004

Paragon Biosciences Emalex Capital Inc Series C	2/26/2021	1,238,974

Paragon Biosciences Emalex Capital Inc Series D-3	5/6/2025	945,502

Paragon Biosciences Emalex Capital Inc Series D1	10/21/2022 - 3/13/2025	2,582,349

Paragon Biosciences Emalex Capital Inc Series D2	5/18/2022	382,943

Physical Intelligence Inc Series B	10/24/2025	3,014,308

Prognomiq Inc	8/20/2020 - 2/16/2022	708,069

Quell Therapeutics Ltd Series B	11/24/2021	1,438,224

Rad Power Bikes Inc	1/21/2021	1,202,019

Rad Power Bikes Inc 8% 12/31/2025	10/6/2023	181,375

Rad Power Bikes Inc Series A	1/21/2021	156,712

Rad Power Bikes Inc Series C	1/21/2021	616,636

Rad Power Bikes Inc Series D	9/17/2021	2,069,143

Rad Power Bikes Inc warrants 10/6/2033	10/6/2023	0

Redwood Materials Series C	5/28/2021	770,449

Redwood Materials Series D	6/2/2023	322,313

Redwood Materials Series E	10/20/2025	56,566

Retym Inc Series C	5/17/2023 - 6/20/2023	1,575,137

Retym Inc Series D	1/29/2025	531,616

Revolut Group Holdings Ltd	12/27/2024	1,589,938

Saluda Medical Inc	1/20/2022 - 10/30/2025	4,160,556

Saluda Medical Inc warrants 1/20/2027	1/20/2022	0

Scholar Rock Holding Corp warrants 12/31/2025	6/17/2022	0

Scorpion Therapeutics Inc	3/5/2025	173,820

Scorpion Therapeutics Inc	3/5/2025	0

Scorpion Therapeutics Inc rights	3/5/2025	289,699

SiMa Technologies Inc 10% 12/31/2027	4/8/2024 - 10/5/2025	376,630

SiMa Technologies Inc 7.5% 12/31/2027	7/18/2025	387,500

SiMa Technologies Inc Series B	5/10/2021	1,733,641

SiMa Technologies Inc Series B1	4/25/2022	160,594

Skyhawk Therapeutics Inc	5/21/2021	2,069,954

Skyryse Inc Series B	10/21/2021	2,891,752

Skyryse Inc Series C	9/16/2025 - 11/21/2025	2,094,376

Skyryse Inc Series C-1	8/13/2024	177,030

Sonoma Biotherapeutics Inc Series B	7/26/2021	951,243

Sonoma Biotherapeutics Inc Series B1	7/26/2021	760,993

Space Exploration Technologies Corp	10/16/2015	5,110,700

Space Exploration Technologies Corp Series G	1/20/2015	4,177,960

Stripe Inc Class B	5/18/2021	1,745,585

Stripe Inc Series H	3/15/2021	770,400

T-Knife Therapeutics Inc Series B	6/30/2021	1,150,045

Taalas Inc Series B	2/19/2025	1,350,870

Tenstorrent Holdings Inc Series C1	4/23/2021	2,418,540

Tenstorrent Holdings Inc Series D1	7/16/2024 - 1/15/2025	3,294,552

Tenstorrent Holdings Inc Series D2	7/17/2024	884,255

Tory Burch LLC Class A	5/14/2015	17,704,966

Treeline Biosciences Series A	7/30/2021 - 10/27/2022	2,267,627

Treeline Biosciences Series A1	10/27/2022	1,236,757

Triveni Bio Inc Series B	9/19/2024	1,277,830

Vast Data Ltd Series A	11/28/2023	961,389

Vast Data Ltd Series A1	11/28/2023	2,366,309

Vast Data Ltd Series A2	11/28/2023	2,722,016

Vast Data Ltd Series B	11/28/2023	2,165,944

Vast Data Ltd Series C	11/28/2023	63,140

Vast Data Ltd Series E	11/28/2023	4,139,388

Waymo LLC Series A2	5/8/2020	921,441

Waymo LLC Series C2	10/18/2024	493,450

Wugen Inc 0% 12/31/2199	6/14/2024	408,689

Wugen Inc Series B	7/9/2021	750,038

Wugen Inc Series C	8/22/2025	1,875,541

Wugen Inc warrants 8/22/2035	8/22/2025	0

X.Ai Holdings Corp Class A	10/27/2021 - 7/18/2025	3,308,311

X.Ai Holdings Corp Series B	5/13/2024	6,788,510

X.Ai Holdings Corp Series C	11/22/2024	12,431,430

Xsight Labs Ltd Series D	2/16/2021	1,338,419

Xsight Labs Ltd Series F	1/11/2024 - 12/30/2024	1,013,482

Zipline International Inc Series G	6/7/2024	1,879,572

Additional information on each lock-up restriction is as follows:
Security	Restriction Expiration Date
Beta Technologies Inc	5/4/2026

Caris Life Sciences Inc	12/15/2025

HeartFlow Inc	2/4/2026

Lenskart Solutions Ltd	12/5/2025

Lenskart Solutions Ltd	2/3/2026

Omada Health Inc	12/3/2025

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	196,606,645	4,370,798,835	4,529,178,895	3,708,468	(522)	-	38,226,063	38,218,419	0.1%
Fidelity Securities Lending Cash Central Fund	256,455,667	1,660,073,915	1,752,942,300	3,587,883	(179)	-	163,587,103	163,570,746	0.6%
Total	453,062,312	6,030,872,750	6,282,121,195	7,296,351	(701)	-	201,813,166

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Consolidated Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of November 30, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Consolidated Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks
Communication Services	2,662,004,246	2,654,333,184	-	7,671,062
Consumer Discretionary	2,533,223,155	2,499,469,823	9,521,830	24,231,502
Consumer Staples	429,078,208	422,681,986	-	6,396,222
Energy	58,862,687	58,862,687	-	-
Financials	773,618,010	767,806,873	2,368,332	3,442,805
Health Care	2,269,814,148	2,239,697,018	1,641,097	28,476,033
Industrials	581,602,396	446,033,564	13,753,759	121,815,073
Information Technology	9,974,952,748	9,952,931,012	3,407,167	18,614,569
Materials	111,480,434	110,897,431	-	583,003
Real Estate	44,919,739	44,919,739	-	-

Convertible Corporate Bonds
Consumer Discretionary	6,944,642	-	-	6,944,642
Health Care	1,601,292	-	-	1,601,292
Information Technology	1,312,088	-	-	1,312,088
Materials	394,747	-	-	394,747

Convertible Preferred Stocks
Communication Services	20,326,039	-	-	20,326,039
Consumer Discretionary	4,660,975	-	-	4,660,975
Consumer Staples	2,233,389	-	-	2,233,389
Financials	14,542,284	-	-	14,542,284
Health Care	137,607,297	3,822,700	-	133,784,597
Industrials	124,864,881	-	-	124,864,881
Information Technology	232,813,301	-	-	232,813,301
Materials	11,652,092	-	-	11,652,092
Utilities	1,154,831	-	-	1,154,831

Non-Convertible Preferred Stocks
Health Care	3,081,964	-	-	3,081,964

Preferred Securities
Consumer Discretionary	38,307	-	-	38,307
Health Care	-	-	-	-
Information Technology	895,110	-	-	895,110

Money Market Funds	201,813,166	201,813,166	-	-
Total Investments in Securities:	20,205,492,176	19,403,269,183	30,692,185	771,530,808
Derivative Instruments:

Assets
Futures Contracts	231,734	231,734	-	-
Total Assets	231,734	231,734	-	-
Total Derivative Instruments:	231,734	231,734	-	-
The following is a reconciliation of consolidated Investments in Securities for which Level 3 inputs were used in determining value. Beginning balances have been updated to conform to current period presentation, as applicable.
	Beginning Balance ($)	Net Realized Gain (Loss) on Investment Securities ($)	Net Unrealized Gain (Loss) on Investment Securities ($)	Cost of Purchases ($)	Proceeds of Sales ($)	Amortization/ Accretion ($)	Transfers into Level 3 ($)	Transfers out of Level 3 ($)	Ending Balance ($)	The change in unrealized gain (loss) for the period attributable to Level 3 securities held at November 30, 2025 ($)
Common Stocks	188,496,716	35,393,983	25,328,923	19,851,075	(57,819,549)	-	3,043	(23,922)	211,230,269	40,687,174
Convertible Preferred Stocks	326,060,850	829,477	131,517,638	139,181,242	(51,556,819)	-	-	-	546,032,389	131,242,923
Non-Convertible Preferred Stocks	3,200,025	-	(118,061)	-	-	-	-	-	3,081,964	(118,061)
Convertible Corporate Bonds	6,985,975	338,671	2,620,501	1,397,293	(1,089,671)	-	-	-	10,252,769	2,690,869
Preferred Securities	3,869,300	-	433,202	524,958	(3,894,042)	-	-	-	933,417	(116,399)

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Cost of purchases and proceeds of sales may include securities received and/or delivered through in-kind transactions, corporate actions or exchanges. Transfers into Level 3 were attributable to a lack of observable market data resulting from decreases in market activity, decreases in liquidity, security restructurings or corporate actions. Transfers out of Level 3 were attributable to observable market data becoming available for those securities. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. Realized and unrealized gains (losses) disclosed in the reconciliation are included in net gain (loss) on the Fund's consolidated Statement of Operations.

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of November 30, 2025. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Consolidated Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	231,734	-
Total Equity Risk	231,734	-
Total Value of Derivatives	231,734	-

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Consolidated Schedule of Investments. In the Consolidated Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).
Consolidated Financial Statements
Consolidated Statement of Assets and Liabilities
As of November 30, 2025
Assets
Investment in securities, at value (including securities loaned of $173,628,558) - See accompanying schedule:
Unaffiliated issuers (cost $6,010,776,619)	$20,003,679,010
Fidelity Central Funds (cost $201,813,166)	201,813,166

Total Investment in Securities (cost $6,212,589,785)		$20,205,492,176
Cash		87,049
Restricted cash		203,048
Foreign currency held at value (cost $26,008)		25,777
Receivable for investments sold		5,745,367
Receivable for fund shares sold		301,117,518
Dividends receivable		7,246,551
Interest receivable		429,190
Distributions receivable from Fidelity Central Funds		347,361
Receivable for daily variation margin on futures contracts		231,734
Other receivables		258,481
Total assets		20,521,184,252
Liabilities
Payable for investments purchased	$27,901,227
Payable for fund shares redeemed	1,510,342
Other payables and accrued expenses	1,789,376
Collateral on securities loaned	163,576,895
Total liabilities		194,777,840
Commitments and contingent liabilities (see Significant Accounting Policies note)
Net Assets		$20,326,406,412
Net Assets consist of:
Paid in capital		$4,455,552,829
Total accumulated earnings (loss)		15,870,853,583
Net Assets		$20,326,406,412
Net Asset Value, offering price and redemption price per share ($20,326,406,412 ÷ 683,011,437 shares)		$29.76
Consolidated Statement of Operations
Year ended November 30, 2025
Investment Income
Dividends		$73,067,984
Interest		413,907
Income from Fidelity Central Funds (including $3,587,883 from security lending)		7,296,351
Total income		80,778,242
Expenses
Custodian fees and expenses	$234,247
Independent trustees' fees and expenses	71,017
Total expenses before reductions	305,264
Expense reductions	(3,068)
Total expenses after reductions		302,196
Net Investment income (loss)		80,476,046
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers (net of foreign taxes of $586,258)	2,131,813,527
Fidelity Central Funds	(701)
Foreign currency transactions	(47,030)
Futures contracts	(25,182,858)
Total net realized gain (loss)		2,106,582,938
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers (net of decrease in deferred foreign taxes of $17,733)	2,278,336,289
Unfunded commitments	(1,065,606)
Assets and liabilities in foreign currencies	84,342
Futures contracts	231,734
Total change in net unrealized appreciation (depreciation)		2,277,586,759
Net gain (loss)		4,384,169,697
Net increase (decrease) in net assets resulting from operations		$4,464,645,743
Consolidated Statement of Changes in Net Assets

	Year ended November 30, 2025	Year ended November 30, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$80,476,046	$77,639,319
Net realized gain (loss)	2,106,582,938	2,233,545,909
Change in net unrealized appreciation (depreciation)	2,277,586,759	3,577,738,677
Net increase (decrease) in net assets resulting from operations	4,464,645,743	5,888,923,905
Distributions to shareholders	(2,005,810,693)	(437,595,037)

Share transactions
Proceeds from sales of shares	3,777,848,070	3,012,251,210
Reinvestment of distributions	2,005,810,693	437,595,037
Cost of shares redeemed	(5,869,537,345)	(4,568,096,849)

Net increase (decrease) in net assets resulting from share transactions	(85,878,582)	(1,118,250,602)
Total increase (decrease) in net assets	2,372,956,468	4,333,078,266

Net Assets
Beginning of period	17,953,449,944	13,620,371,678
End of period	$20,326,406,412	$17,953,449,944

Other Information
Shares
Sold	158,035,386	130,036,558
Issued in reinvestment of distributions	81,338,633	22,934,750
Redeemed	(230,292,299)	(197,988,027)
Net increase (decrease)	9,081,720	(45,016,719)

Consolidated Financial Highlights
Fidelity® Series Growth Company Fund

Years ended November 30,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$26.64	$18.94	$15.09	$29.25	$29.01
Income from Investment Operations
Net investment income (loss) A,B	.11	.11	.09	.10	.10 C
Net realized and unrealized gain (loss)	6.00	8.20	3.84	(6.37)	7.43
Total from investment operations	6.11	8.31	3.93	(6.27)	7.53
Distributions from net investment income	(.12)	(.10)	(.08)	(.12)	(.16)
Distributions from net realized gain	(2.87)	(.51)	-	(7.77)	(7.13)
Total distributions	(2.99)	(.61)	(.08)	(7.89)	(7.29)
Net asset value, end of period	$29.76	$26.64	$18.94	$15.09	$29.25
Total Return D	25.27%	45.14%	26.24%	(28.60)%	33.42%
Ratios to Average Net Assets B,E,F
Expenses before reductions G	-%	-%	-%	-%	-%
Expenses net of fee waivers, if any G	- %	-%	-%	-%	-%
Expenses net of all reductions, if any G	-%	-%	-%	-%	-%
Net investment income (loss)	.44%	.48%	.54%	.60%	.40% C
Supplemental Data
Net assets, end of period (000 omitted)	$20,326,406	$17,953,450	$13,620,372	$12,547,656	$13,178,104
Portfolio turnover rate H	30%	27%	21%	29%	34%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.01 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been .35%.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Consolidated Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAmount represents less than .005%.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Notes to Consolidated Financial Statements

For the period ended November 30, 2025

1. Organization.
Fidelity Series Growth Company Fund (the Fund) is a non-diversified fund of Fidelity Mt. Vernon Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Shares are offered only to certain other Fidelity funds, Fidelity managed 529 plans, and Fidelity managed collective investment trusts. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Consolidated Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The consolidated financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the consolidated financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the consolidated financial statements and consolidated financial highlights. Subsequent events, if any, through the date that the consolidated financial statements were issued have been evaluated in the preparation of the consolidated financial statements. The Fund's Consolidated Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy. Securities, including private placements or other restricted securities, for which observable inputs are not available are valued using alternate valuation approaches, including the market approach, the income approach and cost approach, and are categorized as Level 3 in the hierarchy. The market approach considers factors including the price of recent investments in the same or a similar security or financial metrics of comparable securities. The income approach considers factors including expected future cash flows, security specific risks and corresponding discount rates. The cost approach considers factors including the value of the security's underlying assets and liabilities.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities.  Corporate bonds and preferred securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

The following provides information on Level 3 securities held by the Fund that were valued at period end based on unobservable inputs. These amounts exclude valuations provided by a broker.

Asset Type	Fair Value	Valuation Technique(s)	Unobservable Input	Amount or Range/Weighted Average	Impact to Valuation from an Increase in InputA
Common Stocks	$211,230,215	Market comparable	Enterprise value/Revenue multiple (EV/R)	0.5 - 71.0 / 19.7	Increase
			Enterprise value/EBITDA multiple (EV/EBITDA)	7.3 - 35.9 / 33.6	Increase
			Enterprise value/Net income (EV/NI)	27.1	Increase
		Market approach	Transaction price	$0.61 - $62.50 / $25.51	Increase
			Discount rate	20.0% - 25.0% / 20.0%	Decrease
			Parity price	$4.90	Increase
			Premium rate	10.0% - 50.0% / 46.1%	Increase
		Recovery value	Recovery value	$0.00	Increase
		Black scholes	Volatility	60.0% - 110.0% / 80.0%	Increase
			Discount rate	3.6% - 4.0% / 3.7%	Increase
			Term	1.0 - 5.0 / 1.4	Increase
		Discounted cash flow	Discount rate	3.8% - 15.1% / 10.6%	Decrease
			Probability rate	2.5% - 87.5% / 37.2%	Increase
			Term	0.5 - 9.3 / 5.5	Increase
		Book value	Book value multiple	1.5	Increase
Convertible Corporate Bonds	$10,252,769	Market comparable	Enterprise value/Revenue multiple (EV/R)	1.5 - 3.8 / 3.6	Increase
			Discount rate	29.2%	Decrease
			Probability rate	10.0% - 75.0% / 33.3%	Increase
		Market approach	Transaction price	$100.00	Increase
			Discount rate	19.9% - 21.7% / 19.9%	Decrease
			Probability rate	0.0% - 100.0% / 40.9%	Increase
		Black scholes	Volatility	60.0% - 110.0% / 74.0%	Increase
			Discount rate	3.6% - 4.4% / 3.8%	Increase
			Term	0.6 - 3.0 / 1.1	Increase
Convertible Preferred Stocks	$546,032,393	Market comparable	Enterprise value/Revenue multiple (EV/R)	0.5 - 71.0 / 32.1	Increase
			Enterprise value/EBITDA multiple (EV/EBITDA)	35.9	Increase
			Enterprise value/Gross profit multiple (EV/GP)	11.9	Increase
		Market approach	Transaction price	$0.41 - $278.23 / $33.12	Increase
			Discount rate	10.0% - 90.0% / 24.7%	Decrease
			Premium rate	10.0% - 40.0% / 14.3%	Increase
		Recovery value	Recovery value	$0.00 - $0.01 / $0.01	Increase
		Black scholes	Volatility	40.0% - 110.0% / 75.1%	Increase
			Discount rate	3.5% - 3.7% / 3.6%	Increase
			Term	1.0 - 5.0 / 3.1	Increase
Non-Convertible Preferred Stocks	$3,081,964	Market approach	Transaction price	$1.00 - $215.03 / $212.89	Increase
			Discount rate	80.0%	Decrease
			Premium rate	10.0%	Increase
		Black scholes	Volatility	75.0% - 85.0% / 84.9%	Increase
			Discount rate	3.6%	Increase
			Term	3.0	Increase
Preferred Securities	$933,417	Market comparable	Enterprise value/Revenue multiple (EV/R)	0.5	Increase
		Market approach	Transaction price	$100.00	Increase
			Discount rate	35.4% - 46.9% / 42.1%	Decrease
			Probability rate	0.0% - 60.0% / 37.2%	Increase
		Recovery value	Recovery value	$0.00	Increase
		Black scholes	Volatility	50.0% - 100.0% / 50.7%	Increase
			Discount rate	3.6% - 4.4% / 3.7%	Increase
			Term	0.6 - 1.1 / 1.1	Increase

A Represents the directional change in the fair value of the Level 3 investments that could have resulted from an increase in the corresponding input as of period end. A decrease to the unobservable input would have had the opposite effect. Significant changes in these inputs may have resulted in a significantly higher or lower fair value measurement at period end.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of November 30, 2025, as well as a roll forward of Level 3 investments, is included at the end of the Fund's Consolidated Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Consolidated Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Consolidated Statement of Operations in dividends. Any receivables for withholding tax reclaims are included in the Consolidated Statement of Assets and Liabilities in dividends receivable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying consolidated financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for certain Funds, certain independent Trustees have elected to defer receipt of a portion of their annual compensation. Deferred amounts are invested in affiliated mutual funds, are marked-to-market and remain in a fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees presented below are included in the accompanying Consolidated Statement of Assets and Liabilities in other receivables and other payables and accrued expenses, as applicable.

Fidelity Series Growth Company Fund	$119,667

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of November 30, 2025, the Fund did not have any unrecognized tax benefits in the consolidated financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on capital gains by certain countries in which it invests. An estimated deferred tax liability for net unrealized appreciation on the applicable securities is included in Other payables and accrued expenses on the Consolidated Statement of Assets and Liabilities.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the consolidated financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC), Partnerships, contingent interest and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$14,299,610,323
Gross unrealized depreciation	(355,373,072)
Net unrealized appreciation (depreciation)	$13,944,237,251
Tax Cost	$6,261,254,925

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$80,035,863
Undistributed long-term capital gain	$1,848,202,613
Net unrealized appreciation (depreciation) on securities and other investments	$13,944,238,505

The tax character of distributions paid was as follows:

	November 30, 2025	November 30, 2024
Ordinary Income	$81,760,414	$ 73,291,780
Long-term Capital Gains	1,924,050,279	364,303,257
Total	$2,005,810,693	$ 437,595,037

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Consolidated Schedule of Investments, if applicable.

Commitments. A commitment is an agreement to acquire an investment at a future date (subject to conditions) in connection with a potential public or non-public offering. Commitments outstanding at period end are presented in the table below. Unrealized appreciation (depreciation) on any commitments outstanding at period end is separately presented in the Consolidated Statement of Assets and Liabilities as Unrealized appreciation (depreciation) on unfunded commitments, and any change in unrealized appreciation (depreciation) on unfunded commitments during the period is separately presented in the Consolidated Statement of Operations, as applicable based on contractual conditions of each commitment.

	Investment to be Acquired	Commitment Amount ($)	Unrealized Appreciation (Depreciation)($)
Fidelity Series Growth Company Fund	Spinny Series G Convertible Preferred	769,917	-
Fidelity Series Growth Company Fund	Tubulis GmbH Series C Convertible Preferred	675,417	-

Consolidated Subsidiary. The Funds included in the table below hold certain investments through a wholly-owned subsidiary ("Subsidiary"), which may be subject to federal and state taxes upon disposition.

As of period end, investments in Subsidiaries were as follows:

	Amount ($)	% of Total Assets
Fidelity Series Growth Company Fund	24,041,112.12

The financial statements have been consolidated to include the Subsidiary accounts where applicable. Accordingly, all inter-company transactions and balances have been eliminated.

At period end, any estimated tax liability for these investments is presented as "Deferred taxes" in the Consolidated Statement of Assets and Liabilities and included in "Change in net unrealized appreciation (depreciation) on investment securities" in the Consolidated Statement of Operations. The tax liability incurred may differ materially depending on conditions when these investments are disposed. Any cash held by a Subsidiary is restricted as to its use and is presented as "Restricted cash" in the Consolidated Statement of Assets and Liabilities, if applicable.

New Accounting Pronouncements. FASB Accounting Standards Update (ASU) 2023-07 Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures became effective in this reporting period. ASU 2023-07 enhances segment information disclosure in the notes to consolidated financial statements.

In December 2023, the FASB issued ASU 2023-09 Income Taxes (Topic 740): Improvements to Income Tax Disclosures. Effective for annual periods beginning after December 15, 2024, the amendments require greater disaggregation of disclosures related to income taxes paid. The ASU allows for early adoption and amendments should be applied on a prospective basis. Management is currently evaluating the impact of the ASU but does not expect this guidance to materially impact the consolidated financial statements.

4. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. The Fund's investment objectives allow for various types of derivative instruments, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Equity Risk
Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Counterparty credit risk related to exchange-traded contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Consolidated Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Futures contracts were used to manage exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Consolidated Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Consolidated Statement of Operations.

Any open futures contracts at period end are presented in the Consolidated Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end, and is representative of volume of activity during the period.

Any securities deposited to meet initial margin requirements are identified in the Consolidated Schedule of Investments. Any cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Consolidated Statement of Assets and Liabilities.
5. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Series Growth Company Fund	5,372,098,740	7,677,957,188

6. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund does not pay a management fee. Under the management contract, the investment adviser or an affiliate pays all ordinary operating expenses of the Fund, except custody fees, fees and expenses of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Consolidated Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount ($)
Fidelity Series Growth Company Fund	149,741

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.
	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity Series Growth Company Fund	538,414,265	536,742,293	193,429,190
7. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit. The commitment fees are borne by the investment adviser.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR plus a .10% spread adjustment, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2026 unless extended or renewed.
8. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, the borrowers provide collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the fair value of the loaned securities during the period of the loan. The fair value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned or gaining access to non-cash collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Consolidated Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Consolidated Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral less rebates paid to borrowers, plus any premium income received, or for non-cash collateral, fees received from borrowers as compensation for the securities loaned. Securities lending income is reduced by any lending agent fees associated with the loan. Any security lending income earned on investing cash collateral is presented in the Consolidated Statement of Operations as a component of income from Fidelity Central Funds. Any security lending income earned on non-cash collateral is presented in the Consolidated Statement of Operations as a component of dividends. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
Fidelity Series Growth Company Fund	366,967	2,773	12,650

At period end, the value of any non-cash collateral is presented below. Non-cash collateral is held by a third-party bank for the benefit of a fund and the borrower. A fund is not permitted to sell or re-pledge non-cash collateral except in the event of borrower default, and therefore it is not included in the Consolidated Schedule of Investments or Consolidated Statement of Assets and Liabilities.

Amount ($)
Fidelity Series Growth Company Fund	14,131,376
9. Expense Reductions.
Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $3,068.
10. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds and accounts managed by the investment adviser or its affiliates were the owners of record of all of the outstanding shares of the Fund.
11. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as public health emergencies, military conflicts, terrorism, government restrictions, political changes, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Fidelity Mt. Vernon Street Trust and the Shareholders of Fidelity Series Growth Company Fund:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying consolidated statement of assets and liabilities of Fidelity Series Growth Company Fund (the "Fund"), a fund of Fidelity Mt. Vernon Street Trust, including the consolidated schedule of investments, as of November 30, 2025, the related consolidated statement of operations for the year then ended, statements of changes in net assets for each of the two years in the period then ended, financial highlights for each of the five years in the period then ended, and the related notes (collectively referred to as the "financial statements and financial highlights"). In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of November 30, 2025, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of November 30, 2025, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ Deloitte & Touche LLP
Boston, Massachusetts
January 14, 2026
We have served as the auditor of one or more of the Fidelity investment companies since 1999.
Distributions
 (Unaudited)

The dividend and capital gains distributions for the fund(s) are available on Fidelity.com or Institutional.Fidelity.com.

The fund hereby designates as a capital gain dividend with respect to the taxable year ended November 30, 2025, $1,965,365,633, or, if subsequently determined to be different, the net capital gain of such year.

The fund designates 81% of the dividend distributed during the fiscal year as qualifying for the dividends-received deduction for corporate shareholders.

The fund designates 86.44% of the dividend distributed during the fiscal year as amounts which may be taken into account as a dividend for the purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

The fund designates 0.48% of the dividend distributed during the fiscal year as a section 199A dividend.

The fund will notify shareholders in January 2026 of amounts for use in preparing 2025 income tax returns.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the consolidated financial statements for each Fund as part of Item 7: Consolidated Financial Statements and Consolidated Financial Highlights for Open-End Management Investment Companies.
Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)
Note: This is not applicable for any fund included in this document.

1.968007.112
XS7-ANN-0126
Fidelity® New Millennium Fund®

Annual Report
November 30, 2025
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2026 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Annual Report)
Fidelity® New Millennium Fund®
Schedule of Investments November 30, 2025
Showing Percentage of Net Assets
Common Stocks - 99.6%
	Shares	Value ($)
CANADA - 1.4%
Information Technology - 0.3%
IT Services - 0.3%
Shopify Inc Class A (United States) (a)	105,200	16,688,928
Materials - 1.1%
Metals & Mining - 1.1%
Agnico Eagle Mines Ltd/CA (United States)	231,700	40,415,432
Franco-Nevada Corp (United States) (b)	94,100	19,745,944
		60,161,376
TOTAL CANADA		76,850,304
CHILE - 0.2%
Materials - 0.2%
Metals & Mining - 0.2%
Antofagasta PLC	298,900	10,912,135
GERMANY - 0.5%
Health Care - 0.2%
Biotechnology - 0.2%
BioNTech SE ADR (a)(b)	121,600	12,543,040
Information Technology - 0.3%
Software - 0.3%
SAP SE ADR	65,419	15,815,043
TOTAL GERMANY		28,358,083
ISRAEL - 0.3%
Information Technology - 0.3%
Semiconductors & Semiconductor Equipment - 0.3%
Nova Ltd (a)	48,600	15,204,024
ITALY - 1.1%
Consumer Discretionary - 0.8%
Hotels, Restaurants & Leisure - 0.1%
Lottomatica Group Spa	282,135	7,208,805
Textiles, Apparel & Luxury Goods - 0.7%
Brunello Cucinelli SpA non-voting shares	316,800	33,694,113
TOTAL CONSUMER DISCRETIONARY		40,902,918

Industrials - 0.3%
Electrical Equipment - 0.3%
Prysmian SpA	162,200	16,242,417
TOTAL ITALY		57,145,335
NETHERLANDS - 0.4%
Health Care - 0.4%
Biotechnology - 0.4%
Argenx SE ADR (a)	23,000	20,975,540
TAIWAN - 0.8%
Information Technology - 0.8%
Semiconductors & Semiconductor Equipment - 0.8%
Taiwan Semiconductor Manufacturing Co Ltd ADR	148,100	43,172,631
UNITED KINGDOM - 1.0%
Consumer Discretionary - 0.4%
Hotels, Restaurants & Leisure - 0.4%
Flutter Entertainment PLC (United Kingdom) (a)(b)	95,400	19,882,940
Consumer Staples - 0.2%
Tobacco - 0.2%
British American Tobacco PLC	238,900	14,027,067
Energy - 0.4%
Energy Equipment & Services - 0.4%
TechnipFMC PLC	438,886	19,863,980
TOTAL UNITED KINGDOM		53,773,987
UNITED STATES - 93.9%
Communication Services - 10.6%
Entertainment - 2.9%
Netflix Inc (a)(c)	597,000	64,225,260
Spotify Technology SA (a)	43,600	26,110,732
Take-Two Interactive Software Inc (a)	92,600	22,786,082
TKO Group Holdings Inc Class A	57,700	11,187,453
Walt Disney Co/The	283,400	29,606,798
		153,916,325
Interactive Media & Services - 7.7%
Alphabet Inc Class A	919,600	294,437,528
Meta Platforms Inc Class A	165,600	107,300,520
Reddit Inc Class A (a)	66,600	14,416,902
		416,154,950
TOTAL COMMUNICATION SERVICES		570,071,275

Consumer Discretionary - 9.4%
Broadline Retail - 4.7%
Amazon.com Inc (a)	1,071,500	249,895,230
Hotels, Restaurants & Leisure - 1.1%
Booking Holdings Inc	5,800	28,505,202
Hilton Worldwide Holdings Inc	99,000	28,217,970
		56,723,172
Household Durables - 1.1%
Lennar Corp Class A	121,200	15,913,560
PulteGroup Inc	85,200	10,836,588
Somnigroup International Inc	377,000	34,503,040
		61,253,188
Specialty Retail - 2.0%
Group 1 Automotive Inc	28,500	11,429,640
Lowe's Cos Inc	190,400	46,168,192
TJX Cos Inc/The	344,686	52,364,697
		109,962,529
Textiles, Apparel & Luxury Goods - 0.5%
Ralph Lauren Corp Class A	73,300	26,925,289
TOTAL CONSUMER DISCRETIONARY		504,759,408

Consumer Staples - 3.2%
Consumer Staples Distribution & Retail - 2.5%
Dollar Tree Inc (a)	114,900	12,732,069
Kroger Co/The	234,800	15,797,344
Performance Food Group Co (a)	399,700	38,798,879
Walmart Inc	599,800	66,283,898
		133,612,190
Tobacco - 0.7%
Philip Morris International Inc	252,400	39,747,952
TOTAL CONSUMER STAPLES		173,360,142

Energy - 2.8%
Energy Equipment & Services - 0.6%
Baker Hughes Co Class A	691,900	34,733,380
Oil, Gas & Consumable Fuels - 2.2%
Antero Resources Corp (a)	401,000	14,608,430
Cheniere Energy Inc	89,626	18,683,436
Exxon Mobil Corp	532,800	61,762,176
Shell PLC ADR	254,900	18,803,973
		113,858,015
TOTAL ENERGY		148,591,395

Financials - 10.9%
Banks - 4.0%
Bank of America Corp	1,109,800	59,540,770
JPMorgan Chase & Co	228,300	71,476,164
M&T Bank Corp	88,300	16,796,426
Wells Fargo & Co	738,268	63,380,308
		211,193,668
Capital Markets - 3.5%
Charles Schwab Corp/The	408,700	37,898,751
Goldman Sachs Group Inc/The	63,500	52,453,540
Houlihan Lokey Inc Class A	76,700	13,453,180
Moody's Corp	42,900	21,054,462
Morgan Stanley	258,900	43,924,974
Stifel Financial Corp	121,700	14,847,400
Tradeweb Markets Inc Class A	56,100	6,107,046
		189,739,353
Financial Services - 2.3%
Affirm Holdings Inc Class A (a)	204,800	14,530,560
Apollo Global Management Inc	138,200	18,221,670
Visa Inc Class A	276,800	92,572,992
		125,325,222
Insurance - 1.1%
Chubb Ltd	144,209	42,711,822
Marsh & McLennan Cos Inc	91,400	16,767,329
		59,479,151
TOTAL FINANCIALS		585,737,394

Health Care - 8.3%
Biotechnology - 1.7%
Alnylam Pharmaceuticals Inc (a)	55,100	24,862,773
Biogen Inc (a)	64,200	11,690,178
Gilead Sciences Inc	380,300	47,856,952
Moderna Inc (a)	363,600	9,446,328
		93,856,231
Health Care Equipment & Supplies - 1.6%
Boston Scientific Corp (a)	425,868	43,259,671
Insulet Corp (a)	55,000	17,995,450
Stryker Corp	74,400	27,615,792
		88,870,913
Health Care Providers & Services - 0.6%
CVS Health Corp	434,900	34,948,564
Health Care Technology - 0.5%
Veeva Systems Inc Class A (a)	101,400	24,365,406
Life Sciences Tools & Services - 2.1%
Danaher Corp	196,800	44,630,304
IQVIA Holdings Inc (a)	73,900	16,997,739
Thermo Fisher Scientific Inc	80,700	47,679,981
		109,308,024
Pharmaceuticals - 1.8%
Eli Lilly & Co	59,200	63,667,824
Merck & Co Inc	316,900	33,220,627
		96,888,451
TOTAL HEALTH CARE		448,237,589

Industrials - 13.2%
Aerospace & Defense - 5.3%
Anduril Industries Inc Class B (d)(e)	3,298	141,154
Anduril Industries Inc Class C (d)(e)	2	86
Beta Technologies Inc (f)	801,939	21,868,877
Boeing Co (a)	184,460	34,862,940
GE Aerospace	176,512	52,680,006
General Dynamics Corp	81,100	27,706,193
Howmet Aerospace Inc	169,800	34,739,382
Space Exploration Technologies Corp (a)(d)(e)	467,591	99,129,293
TransDigm Group Inc	11,900	16,186,023
		287,313,954
Air Freight & Logistics - 0.7%
CH Robinson Worldwide Inc	94,000	14,933,780
FedEx Corp	73,000	20,124,640
		35,058,420
Building Products - 0.6%
Trane Technologies PLC	71,600	30,177,968
Construction & Engineering - 1.2%
Comfort Systems USA Inc	25,500	24,911,970
Quanta Services Inc	84,000	39,049,920
		63,961,890
Electrical Equipment - 1.4%
Eaton Corp PLC	96,400	33,343,796
GE Vernova Inc (c)	66,303	39,766,550
		73,110,346
Ground Transportation - 0.2%
Lyft Inc Class A (a)	646,000	13,585,380
Machinery - 2.6%
Cummins Inc	83,200	41,431,936
Deere & Co	60,000	27,869,400
Parker-Hannifin Corp	33,800	29,125,460
Westinghouse Air Brake Technologies Corp	208,300	43,440,965
		141,867,761
Passenger Airlines - 0.7%
Delta Air Lines Inc	342,500	21,954,250
United Airlines Holdings Inc (a)	132,200	13,479,112
		35,433,362
Trading Companies & Distributors - 0.5%
United Rentals Inc	35,800	29,183,444
TOTAL INDUSTRIALS		709,692,525

Information Technology - 30.8%
Communications Equipment - 1.8%
Arista Networks Inc (a)	334,400	43,699,392
Cisco Systems Inc	700,600	53,904,164
		97,603,556
Electronic Equipment, Instruments & Components - 0.5%
Flex Ltd (a)	468,462	27,690,789
Semiconductors & Semiconductor Equipment - 13.2%
Broadcom Inc	402,300	162,110,808
First Solar Inc (a)	75,100	20,496,292
Lam Research Corp	211,400	32,978,400
Micron Technology Inc	230,100	54,414,048
NVIDIA Corp	2,476,200	438,287,401
		708,286,949
Software - 9.0%
Applied Intuition Inc Class A (a)(d)(e)	18,639	2,120,745
Autodesk Inc (a)	125,900	38,190,506
Microsoft Corp	775,800	381,701,358
Palo Alto Networks Inc (a)	201,600	38,330,208
Samsara Inc Class A (a)	235,800	8,967,474
Synopsys Inc (a)	38,300	16,009,783
		485,320,074
Technology Hardware, Storage & Peripherals - 6.3%
Apple Inc	1,222,100	340,782,585
TOTAL INFORMATION TECHNOLOGY		1,659,683,953

Materials - 1.7%
Chemicals - 1.4%
Corteva Inc	388,200	26,191,854
Linde PLC	63,500	26,055,320
Sherwin-Williams Co/The	65,000	22,339,850
		74,587,024
Construction Materials - 0.3%
Martin Marietta Materials Inc	31,500	19,632,060
TOTAL MATERIALS		94,219,084

Real Estate - 1.9%
Health Care REITs - 0.6%
Ventas Inc	389,100	31,373,133
Real Estate Management & Development - 1.3%
CBRE Group Inc Class A (a)	299,600	48,484,268
Zillow Group Inc Class C (a)	268,800	19,993,344
		68,477,612
TOTAL REAL ESTATE		99,850,745

Utilities - 1.1%
Electric Utilities - 1.0%
Constellation Energy Corp	63,400	23,100,424
Exelon Corp	250,200	11,789,424
NRG Energy Inc	112,600	19,084,574
		53,974,422
Independent Power and Renewable Electricity Producers - 0.1%
Vistra Corp	72,100	12,895,806
TOTAL UTILITIES		66,870,228

TOTAL UNITED STATES		5,061,073,738
TOTAL COMMON STOCKS (Cost $3,014,878,069)		5,367,465,777

Convertible Preferred Stocks - 0.1%
	Shares	Value ($)
UNITED STATES - 0.1%
Health Care - 0.0%
Biotechnology - 0.0%
National Resilience LLC Series B (a)(d)(e)	243,347	966,087
Industrials - 0.0%
Aerospace & Defense - 0.0%
Anduril Industries Inc Series G (d)(e)	31,400	1,343,920
Information Technology - 0.1%
Software - 0.1%
Applied Intuition Inc Series A2 (a)(d)(e)	24,262	2,760,531
Applied Intuition Inc Series B2 (a)(d)(e)	11,699	1,331,112
		4,091,643
TOTAL UNITED STATES		6,401,650
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $6,754,528)		6,401,650

Money Market Funds - 1.0%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (g)	4.02	16,825,676	16,829,041
Fidelity Securities Lending Cash Central Fund (g)(h)	4.02	34,836,762	34,840,246
TOTAL MONEY MARKET FUNDS (Cost $51,669,287)			51,669,287

TOTAL INVESTMENT IN SECURITIES - 100.7% (Cost $3,073,301,884)	5,425,536,714
NET OTHER ASSETS (LIABILITIES) - (0.7)%	(37,278,720)
NET ASSETS - 100.0%	5,388,257,994

Written Options
	Counterparty	Number of Contracts	Notional Amount ($)	Exercise Price ($)	Expiration Date	Value ($)
Call Options
GE Vernova Inc	Chicago Board Options Exchange	100	5,997,700	720.00	2/20/2026	(179,000)
Netflix Inc	Chicago Board Options Exchange	350	3,765,300	130.00	2/20/2026	(49,175)

						(228,175)
TOTAL WRITTEN OPTIONS						(228,175)

Legend

(a)	Non-income producing.
(b)	Security or a portion of the security is on loan at period end.
(c)	Security or a portion of the security is pledged as collateral for options written. At period end, the value of securities pledged amounted to $9,763,000.
(d)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $107,792,928 or 2.0% of net assets.

(e)	Level 3 security.
(f)
Security is subject to lock-up or market standoff agreement. Fair value is based on the unadjusted market price of the equivalent equity security. At the end of the period, the total value of unadjusted equity securities subject to contractual sale restrictions is $21,868,877 with varying restriction expiration dates. Under normal market conditions, there are no circumstances that could cause the restrictions to lapse.

(g)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(h)	Investment made with cash collateral received from securities on loan.
Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Anduril Industries Inc Class B	6/16/2025	134,831

Anduril Industries Inc Class C	6/16/2025	82

Anduril Industries Inc Series G	4/17/2025	1,283,720

Applied Intuition Inc Class A	7/2/2024	1,112,653

Applied Intuition Inc Series A2	7/2/2024	1,448,318

Applied Intuition Inc Series B2	7/2/2024	698,370

National Resilience LLC Series B	12/1/2020	3,324,120

Space Exploration Technologies Corp	4/8/2016 - 4/6/2017	4,558,706

Additional information on each lock-up restriction is as follows:
Security	Restriction Expiration Date
Beta Technologies Inc	5/4/2026

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	28,954,711	618,825,927	630,952,616	1,220,500	1,019	-	16,829,041	16,825,676	0.0%
Fidelity Securities Lending Cash Central Fund	16,467,496	239,433,334	221,060,555	38,918	(29)	-	34,840,246	34,836,762	0.1%
Total	45,422,207	858,259,261	852,013,171	1,259,418	990	-	51,669,287

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of November 30, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks
Communication Services	570,071,275	570,071,275	-	-
Consumer Discretionary	565,545,266	565,545,266	-	-
Consumer Staples	187,387,209	173,360,142	14,027,067	-
Energy	168,455,375	168,455,375	-	-
Financials	585,737,394	585,737,394	-	-
Health Care	481,756,169	481,756,169	-	-
Industrials	725,934,942	626,664,409	-	99,270,533
Information Technology	1,750,564,579	1,748,443,834	-	2,120,745
Materials	165,292,595	165,292,595	-	-
Real Estate	99,850,745	99,850,745	-	-
Utilities	66,870,228	66,870,228	-	-

Convertible Preferred Stocks
Health Care	966,087	-	-	966,087
Industrials	1,343,920	-	-	1,343,920
Information Technology	4,091,643	-	-	4,091,643

Money Market Funds	51,669,287	51,669,287	-	-
Total Investments in Securities:	5,425,536,714	5,303,716,719	14,027,067	107,792,928
Derivative Instruments:

Liabilities
Written Options	(228,175)	(228,175)	-	-
Total Liabilities	(228,175)	(228,175)	-	-
Total Derivative Instruments:	(228,175)	(228,175)	-	-
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value. Beginning balances have been updated to conform to current period presentation, as applicable.
	Beginning Balance ($)	Net Realized Gain (Loss) on Investment Securities ($)	Net Unrealized Gain (Loss) on Investment Securities ($)	Cost of Purchases ($)	Proceeds of Sales ($)	Amortization/ Accretion ($)	Transfers into Level 3 ($)	Transfers out of Level 3 ($)	Ending Balance ($)	The change in unrealized gain (loss) for the period attributable to Level 3 securities held at November 30, 2025 ($)
Common Stocks	81,103,217	26,332,323	36,889,817	1,156,863	(44,090,942)	-	-	-	101,391,278	33,022,185
Convertible Preferred Stocks	25,991,027	-	(13,348,723)	1,283,720	(7,524,374)	-	-	-	6,401,650	(3,836,961)

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Cost of purchases and proceeds of sales may include securities received and/or delivered through in-kind transactions, corporate actions or exchanges. Transfers into Level 3 were attributable to a lack of observable market data resulting from decreases in market activity, decreases in liquidity, security restructurings or corporate actions. Transfers out of Level 3 were attributable to observable market data becoming available for those securities. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. Realized and unrealized gains (losses) disclosed in the reconciliation are included in net gain (loss) on the Fund's Statement of Operations.

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of November 30, 2025. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Written Options (a)	-	(228,175)
Total Equity Risk	-	(228,175)
Total Value of Derivatives	-	(228,175)

(a)Gross value is presented in the Statement of Assets and Liabilities in the written options, at value line-item.
Financial Statements
Statement of Assets and Liabilities
As of November 30, 2025
Assets
Investment in securities, at value (including securities loaned of $34,065,090) - See accompanying schedule:
Unaffiliated issuers (cost $3,021,632,597)	$5,373,867,427
Fidelity Central Funds (cost $51,669,287)	51,669,287

Total Investment in Securities (cost $3,073,301,884)		$5,425,536,714
Foreign currency held at value (cost $224,034)		219,524
Receivable for fund shares sold		378,229
Dividends receivable		3,194,756
Distributions receivable from Fidelity Central Funds		88,561
Prepaid expenses		4,878
Other receivables		70,606
Total assets		5,429,493,268
Liabilities
Payable for investments purchased	$345,665
Payable for fund shares redeemed	2,682,037
Accrued management fee	3,065,368
Written options, at value (premium received $273,295)	228,175
Other payables and accrued expenses	73,754
Collateral on securities loaned	34,840,275
Total liabilities		41,235,274
Net Assets		$5,388,257,994
Net Assets consist of:
Paid in capital		$2,772,971,803
Total accumulated earnings (loss)		2,615,286,191
Net Assets		$5,388,257,994
Net Asset Value, offering price and redemption price per share ($5,388,257,994 ÷ 77,732,569 shares)		$69.32
Statement of Operations
Year ended November 30, 2025
Investment Income
Dividends		$42,571,894
Income from Fidelity Central Funds (including $38,918 from security lending)		1,259,418
Total income		43,831,312
Expenses
Management fee
Basic fee	$31,096,936
Performance adjustment	7,086,872
Custodian fees and expenses	40,836
Independent trustees' fees and expenses	19,843
Registration fees	76,680
Audit fees	86,126
Legal	7,382
Miscellaneous	18,474
Total expenses before reductions	38,433,149
Expense reductions	(656)
Total expenses after reductions		38,432,493
Net Investment income (loss)		5,398,819
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	278,472,392
Fidelity Central Funds	990
Foreign currency transactions	(48,199)
Written options	431,591
Total net realized gain (loss)		278,856,774
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	376,717,120
Assets and liabilities in foreign currencies	35,557
Written options	45,120
Total change in net unrealized appreciation (depreciation)		376,797,797
Net gain (loss)		655,654,571
Net increase (decrease) in net assets resulting from operations		$661,053,390
Statement of Changes in Net Assets

	Year ended November 30, 2025	Year ended November 30, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$5,398,819	$8,096,384
Net realized gain (loss)	278,856,774	352,441,785
Change in net unrealized appreciation (depreciation)	376,797,797	1,108,986,024
Net increase (decrease) in net assets resulting from operations	661,053,390	1,469,524,193
Distributions to shareholders	(175,010,312)	(144,345,357)

Share transactions
Proceeds from sales of shares	582,135,400	1,566,852,012
Reinvestment of distributions	160,933,866	134,886,480
Cost of shares redeemed	(922,922,424)	(1,599,799,158)

Net increase (decrease) in net assets resulting from share transactions	(179,853,158)	101,939,334
Total increase (decrease) in net assets	306,189,920	1,427,118,170

Net Assets
Beginning of period	5,082,068,074	3,654,949,904
End of period	$5,388,257,994	$5,082,068,074

Other Information
Shares
Sold	9,442,517	28,341,836
Issued in reinvestment of distributions	2,645,198	2,822,483
Redeemed	(15,066,146)	(27,668,208)
Net increase (decrease)	(2,978,431)	3,496,111

Financial Highlights
Fidelity® New Millennium Fund®

Years ended November 30,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$62.97	$47.33	$42.93	$42.94	$37.77
Income from Investment Operations
Net investment income (loss) A,B	.07	.09	.17	.75	.62
Net realized and unrealized gain (loss)	8.44	17.40	5.81	2.77	7.70
Total from investment operations	8.51	17.49	5.98	3.52	8.32
Distributions from net investment income	(.12)	(.14)	(.64)	(.85)	(.58)
Distributions from net realized gain	(2.04)	(1.71)	(.94)	(2.68)	(2.56)
Total distributions	(2.16)	(1.85)	(1.58)	(3.53)	(3.15) C
Net asset value, end of period	$69.32	$62.97	$47.33	$42.93	$42.94
Total Return D	13.99%	38.19%	14.66%	8.45%	23.56%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.76%	.78%	.87%	.54%	.49%
Expenses net of fee waivers, if any	.76%	.77%	.86%	.54%	.48%
Expenses net of all reductions, if any	.76%	.77%	.86%	.54%	.48%
Net investment income (loss)	.11%	.17%	.40%	1.83%	1.46%
Supplemental Data
Net assets, end of period (000 omitted)	$5,388,258	$5,082,068	$3,654,950	$2,580,076	$2,629,756
Portfolio turnover rate G	30%	44% H	59% H	12%	19%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
HPortfolio turnover rate excludes securities received or delivered in-kind.
Notes to Financial Statements

For the period ended November 30, 2025

1. Organization.
Fidelity New Millennium Fund (the Fund) is a fund of Fidelity Mt. Vernon Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy. Securities, including private placements or other restricted securities, for which observable inputs are not available are valued using alternate valuation approaches, including the market approach, the income approach and cost approach, and are categorized as Level 3 in the hierarchy. The market approach considers factors including the price of recent investments in the same or a similar security or financial metrics of comparable securities. The income approach considers factors including expected future cash flows, security specific risks and corresponding discount rates. The cost approach considers factors including the value of the security's underlying assets and liabilities.

Exchange-traded options are valued using the last sale price or, in the absence of a sale, the last offering price and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

The following provides information on Level 3 securities held by the Fund that were valued at period end based on unobservable inputs. These amounts exclude valuations provided by a broker.

Asset Type	Fair Value	Valuation Technique(s)	Unobservable Input	Amount or Range/Weighted Average	Impact to Valuation from an Increase in InputA
Common Stocks	$101,391,278	Market comparable	Enterprise value/Revenue multiple (EV/R)	13.8 - 15.0 / 13.8	Increase
			Enterprise value/EBITDA multiple (EV/EBITDA)	35.9	Increase
Convertible Preferred Stocks	$6,401,650	Market comparable	Enterprise value/Revenue multiple (EV/R)	7.0 - 15.0 / 13.0	Increase
		Black scholes	Volatility	60.0%	Increase
			Discount rate	3.6%	Increase
			Term	3.0	Increase

A Represents the directional change in the fair value of the Level 3 investments that could have resulted from an increase in the corresponding input as of period end. A decrease to the unobservable input would have had the opposite effect. Significant changes in these inputs may have resulted in a significantly higher or lower fair value measurement at period end.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of November 30, 2025, as well as a roll forward of Level 3 investments, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in dividends. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in dividends receivable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of November 30, 2025, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC) and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$2,379,233,483
Gross unrealized depreciation	(27,494,450)
Net unrealized appreciation (depreciation)	$2,351,739,033
Tax Cost	$3,073,569,506

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$2,872,251
Undistributed long-term capital gain	$260,659,126
Net unrealized appreciation (depreciation) on securities and other investments	$2,351,754,815

The tax character of distributions paid was as follows:

	November 30, 2025	November 30, 2024
Ordinary Income	$9,556,326	$ 11,163,542
Long-term Capital Gains	165,453,986	133,181,815
Total	$175,010,312	$ 144,345,357

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

New Accounting Pronouncements. FASB Accounting Standards Update (ASU) 2023-07 Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures became effective in this reporting period. ASU 2023-07 enhances segment information disclosure in the notes to financial statements.

In December 2023, the FASB issued ASU 2023-09 Income Taxes (Topic 740): Improvements to Income Tax Disclosures. Effective for annual periods beginning after December 15, 2024, the amendments require greater disaggregation of disclosures related to income taxes paid. The ASU allows for early adoption and amendments should be applied on a prospective basis. Management is currently evaluating the impact of the ASU but does not expect this guidance to materially impact the financial statements.
4. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. The Fund's investment objectives allow for various types of derivative instruments, including options. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Equity Risk
Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Counterparty credit risk related to exchange-traded contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Options. Options give the purchaser the right, but not the obligation, to buy (call) or sell (put) an underlying security or financial instrument at an agreed exercise or strike price between or on certain dates. Options obligate the seller (writer) to buy (put) or sell (call) an underlying instrument at the exercise or strike price or cash settle an underlying derivative instrument if the holder exercises the option on or before the expiration date.

Exchange-traded written covered call options were used to manage exposure to the market. When a fund writes a covered call option, a fund holds the underlying instrument which must be delivered to the holder upon the exercise of the option.

Upon entering into a written options contract, a fund will receive a premium. Premiums received are reflected as a liability on the Statement of Assets and Liabilities. Options are valued daily and any unrealized appreciation (depreciation) is reflected in total accumulated earnings (loss) in the Statement of Assets and Liabilities. When a written option is exercised, the premium is added to the proceeds from the sale of the underlying instrument in determining the gain or loss realized on that investment. When an option is closed, a gain or loss is realized depending on whether the proceeds or amount paid for the closing sale transaction are greater or less than the premium received. When an option expires, gains and losses are realized to the extent of premiums received. The net realized gain (loss) on closed and expired written options and the change in net unrealized appreciation (depreciation) on written options are presented in the Statement of Operations.

Writing call options tends to decrease exposure to the underlying instrument and risk of loss is the change in value in excess of the premium received.

Any open options at period end are presented in the Schedule of Investments under the caption "Written Options", and are representative of volume of activity during the period.
5. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity New Millennium Fund	1,533,634,569	1,865,207,824

Prior Fiscal Year Unaffiliated Redemptions In-Kind. Unaffiliated shareholders redeemed shares in-kind for investments, including accrued interest and cash, if any, are shown in the table below; along with realized gain or loss on investments delivered through in-kind redemptions. The amount of the in-kind redemptions is included in share transactions in the accompanying Statement of Changes in Net Assets. There was no gain or loss for federal income tax purposes.

	Shares	Total net realized gain or loss on Investments ($)	Total Proceeds ($)
Fidelity New Millennium Fund	4,444,072	141,461,394	266,111,018
6. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee.

Any reference to "class" in this note shall mean "the Fund" as the Fund currently offers only one class of shares. The Fund's management contract incorporates a basic fee rate that may vary by class (subject to a performance adjustment). The investment adviser or an affiliate pays certain expenses of managing and operating the Fund out of each class's management fee. Each class of the Fund pays a management fee to the investment adviser. The management fee is calculated and paid to the investment adviser every month. The management fee is determined by calculating a basic fee and then applying a performance adjustment. When determining a class's basic fee, a mandate rate is calculated based on the monthly average net assets of a group of funds advised by FMR within a designated asset class. A discount rate is subtracted from the mandate rate once the Fund's monthly average net assets reach a certain level. The mandate rate and discount rate may vary by class. The annual basic fee rate for a class of shares of the Fund is the lesser of (1) the class's mandate rate reduced by the class's discount rate (if applicable) or (2) the amount set forth in the following table.

Maximum Management Fee Rate %
Fidelity New Millennium Fund	.67

One-twelfth of the basic fee rate for a class is applied to the average net assets of the class for the month, giving a dollar amount which is the basic fee for the class for that month. A different management fee rate may be applicable to each class of the Fund. The difference between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the Fund's assets, which do not vary by class. For the reporting period, the total annualized management fee rates were as follows:

Total Management Fee Rate %
Fidelity New Millennium Fund	.62

The performance adjustment rate is calculated monthly by comparing over the performance period the Fund's performance to that of the performance adjustment index listed below. Returns for certain performance adjustment indexes are adjusted for tax withholding rates applicable to U.S. based mutual funds.

Performance Adjustment Index
Fidelity New Millennium Fund	S&P 500 Index

For the purposes of calculating the performance adjustment for the Fund, the Fund's investment performance is based on the performance of Fidelity New Millennium Fund. To the extent that other classes of the Fund have higher expenses, this could result in those classes bearing a larger positive performance adjustment and smaller negative performance adjustment than would be the case if each class's own performance were considered. The performance period is the most recent 36 month period. The maximum annualized performance adjustment rate is ±.20% of the Fund's average net assets over the performance period. The performance adjustment rate is divided by twelve and multiplied by the Fund's average net assets over the performance period, and the resulting dollar amount is proportionately added to or subtracted from a class's basic fee. For the reporting period, the total annual performance adjustment was .14%.

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount ($)
Fidelity New Millennium Fund	29,105

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity New Millennium Fund	58,661,726	114,210,524	3,334,038
7. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit. The commitment fees are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR plus a .10% spread adjustment, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2026 unless extended or renewed.

Amount ($)
Fidelity New Millennium Fund	6,807
8. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, the borrowers provide collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the fair value of the loaned securities during the period of the loan. The fair value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned or gaining access to non-cash collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral less rebates paid to borrowers, plus any premium income received, or for non-cash collateral, fees received from borrowers as compensation for the securities loaned. Securities lending income is reduced by any lending agent fees associated with the loan. Any security lending income earned on investing cash collateral is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Any security lending income earned on non-cash collateral is presented in the Statement of Operations as a component of dividends. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
Fidelity New Millennium Fund	4,191	617	-
9. Expense Reductions.
Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $656.
10. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
11. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as public health emergencies, military conflicts, terrorism, government restrictions, political changes, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Fidelity Mt. Vernon Street Trust and Shareholders of Fidelity New Millennium Fund

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Fidelity New Millennium Fund (one of the funds constituting Fidelity Mt. Vernon Street Trust, referred to hereafter as the "Fund") as of November 30, 2025, the related statement of operations for the year ended November 30, 2025, the statement of changes in net assets for each of the two years in the period ended November 30, 2025, including the related notes, and the financial highlights for each of the five years in the period ended November 30, 2025 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of November 30, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended November 30, 2025 and the financial highlights for each of the five years in the period ended November 30, 2025 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of November 30, 2025 by correspondence with the custodian, issuers of privately offered securities and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP
Boston, Massachusetts
January 14, 2026

We have served as the auditor of one or more investment companies in the Fidelity group of funds since 1932.

Distributions
 (Unaudited)

The dividend and capital gains distributions for the fund(s) are available on Fidelity.com or Institutional.Fidelity.com.

The fund hereby designates as a capital gain dividend with respect to the taxable year ended November 30,2025, $278,567,056, or, if subsequently determined to be different, the net capital gain of such year.

The fund designates 100% of the dividend distributed during the fiscal year as qualifying for the dividends-received deduction for corporate shareholders.

The fund designates 100% of the dividend distributed during the fiscal year as amounts which may be taken into account as a dividend for the purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

The fund will notify shareholders in January 2026 of amounts for use in preparing 2025 income tax returns.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.
Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)
Note: This is not applicable for any fund included in this document.

1.539033.128
NMF-ANN-0126
Fidelity® Growth Strategies K6 Fund

Annual Report
November 30, 2025
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-835-5092 to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2026 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Annual Report)
Fidelity® Growth Strategies K6 Fund
Schedule of Investments November 30, 2025
Showing Percentage of Net Assets
Common Stocks - 99.4%
	Shares	Value ($)
AUSTRALIA - 0.1%
Industrials - 0.1%
Aerospace & Defense - 0.1%
DroneShield Ltd (a)(b)	1,017,323	1,319,668
CANADA - 0.3%
Consumer Discretionary - 0.3%
Specialty Retail - 0.3%
Aritzia Inc Subordinate Voting Shares (a)	33,000	2,598,769
GERMANY - 0.2%
Consumer Discretionary - 0.2%
Textiles, Apparel & Luxury Goods - 0.2%
Birkenstock Holding Plc (a)(c)	37,400	1,620,542
ISRAEL - 0.4%
Financials - 0.0%
Capital Markets - 0.0%
Etoro Group Ltd Class A (c)	900	37,773
Information Technology - 0.4%
Software - 0.4%
Cellebrite DI Ltd (a)	239,300	4,034,598
TOTAL ISRAEL		4,072,371
KOREA (SOUTH) - 0.9%
Consumer Discretionary - 0.9%
Broadline Retail - 0.9%
Coupang Inc Class A (a)	299,800	8,442,368
UNITED KINGDOM - 1.1%
Consumer Discretionary - 0.7%
Hotels, Restaurants & Leisure - 0.7%
Flutter Entertainment PLC (a)	30,100	6,285,181
Energy - 0.4%
Energy Equipment & Services - 0.4%
TechnipFMC PLC	77,473	3,506,428
TOTAL UNITED KINGDOM		9,791,609
UNITED STATES - 96.4%
Communication Services - 4.0%
Diversified Telecommunication Services - 0.3%
AST SpaceMobile Inc Class A (a)(c)	49,700	2,793,140
Entertainment - 2.4%
Live Nation Entertainment Inc (a)	36,600	4,811,070
ROBLOX Corp Class A (a)	178,300	16,943,849
		21,754,919
Interactive Media & Services - 0.8%
Reddit Inc Class A (a)	34,600	7,489,862
Media - 0.5%
Trade Desk Inc (The) Class A (a)	105,200	4,161,712
TOTAL COMMUNICATION SERVICES		36,199,633

Consumer Discretionary - 12.8%
Diversified Consumer Services - 0.1%
Duolingo Inc Class A (a)	8,400	1,607,844
Hotels, Restaurants & Leisure - 7.9%
Brinker International Inc (a)	13,200	2,030,028
Cava Group Inc (a)(c)	28,200	1,378,698
Cheesecake Factory Inc/The	34,600	1,649,036
DraftKings Inc Class A (a)	36,900	1,223,604
Dutch Bros Inc Class A (a)	153,000	8,967,330
Expedia Group Inc Class A	29,600	7,568,424
First Watch Restaurant Group Inc (a)	231,900	4,304,064
Hilton Worldwide Holdings Inc	66,400	18,925,992
Royal Caribbean Cruises Ltd (c)	45,200	12,034,500
Sportradar Holding AG Class A (a)	154,415	3,397,130
Texas Roadhouse Inc	42,100	7,378,025
Wingstop Inc	11,000	2,912,030
		71,768,861
Household Durables - 2.2%
SharkNinja Inc (a)	52,300	5,102,911
Somnigroup International Inc	159,900	14,634,048
		19,736,959
Specialty Retail - 2.0%
Carvana Co Class A (a)	25,500	9,549,750
Chewy Inc Class A (a)	94,900	3,299,673
O'Reilly Automotive Inc (a)	16,400	1,667,880
Tractor Supply Co	56,200	3,078,636
Wayfair Inc Class A (a)	2,400	265,920
		17,861,859
Textiles, Apparel & Luxury Goods - 0.6%
Deckers Outdoor Corp (a)	13,434	1,182,595
Tapestry Inc	24,400	2,666,432
VF Corp	104,200	1,823,500
		5,672,527
TOTAL CONSUMER DISCRETIONARY		116,648,050

Consumer Staples - 2.7%
Beverages - 0.3%
Celsius Holdings Inc (a)	75,900	3,107,346
Consumer Staples Distribution & Retail - 2.4%
Casey's General Stores Inc	16,700	9,526,682
Performance Food Group Co (a)	79,300	7,697,651
US Foods Holding Corp (a)	51,400	4,043,638
		21,267,971
TOTAL CONSUMER STAPLES		24,375,317

Energy - 1.3%
Oil, Gas & Consumable Fuels - 1.3%
Cheniere Energy Inc	23,100	4,815,426
Targa Resources Corp	34,700	6,083,257
Texas Pacific Land Corp	1,300	1,123,577
		12,022,260
Financials - 9.0%
Capital Markets - 5.7%
Ameriprise Financial Inc	23,300	10,618,742
Ares Management Corp Class A	64,000	10,038,400
Blue Owl Capital Inc Class A (c)	418,900	6,283,500
Coinbase Global Inc Class A (a)	11,200	3,055,584
Jefferies Financial Group Inc	42,700	2,457,812
LPL Financial Holdings Inc	14,300	5,091,372
MSCI Inc	6,600	3,720,552
Robinhood Markets Inc Class A (a)	85,400	10,973,046
		52,239,008
Consumer Finance - 0.7%
SoFi Technologies Inc Class A (a)	210,100	6,244,172
Financial Services - 1.8%
Affirm Holdings Inc Class A (a)	99,500	7,059,525
Apollo Global Management Inc	25,700	3,388,545
Block Inc Class A (a)	36,300	2,424,840
Corpay Inc (a)	100	29,580
Toast Inc Class A (a)	110,700	3,784,833
		16,687,323
Insurance - 0.8%
Arthur J Gallagher & Co	10,700	2,649,534
Kinsale Capital Group Inc	11,400	4,387,860
		7,037,394
TOTAL FINANCIALS		82,207,897

Health Care - 10.5%
Biotechnology - 4.7%
Alnylam Pharmaceuticals Inc (a)	36,900	16,650,387
Insmed Inc (a)	65,100	13,525,827
Natera Inc (a)	45,500	10,865,855
Neurocrine Biosciences Inc (a)	9,900	1,506,384
		42,548,453
Health Care Equipment & Supplies - 1.3%
Dexcom Inc (a)	34,599	2,195,999
Insulet Corp (a)	18,800	6,151,172
Penumbra Inc (a)	600	175,902
TransMedics Group Inc (a)	20,100	2,940,831
		11,463,904
Health Care Providers & Services - 3.2%
Cardinal Health Inc	50,206	10,656,726
Cencora Inc	50,200	18,520,286
		29,177,012
Health Care Technology - 1.1%
Doximity Inc Class A (a)	36,700	1,887,848
Veeva Systems Inc Class A (a)	33,200	7,977,628
		9,865,476
Life Sciences Tools & Services - 0.2%
Medpace Holdings Inc (a)	4,100	2,429,085
TOTAL HEALTH CARE		95,483,930

Industrials - 33.0%
Aerospace & Defense - 13.1%
ATI Inc (a)	85,600	8,628,480
Axon Enterprise Inc (a)	44,900	24,252,286
Beta Technologies Inc Class A (a)	4,700	128,169
Carpenter Technology Corp	21,100	6,721,194
HEICO Corp Class A	39,800	9,829,406
Howmet Aerospace Inc	198,700	40,652,034
Karman Holdings Inc (a)	68,500	4,591,555
Leonardo DRS Inc	129,400	4,421,598
Loar Holdings Inc (a)	700	47,915
Rocket Lab Corp	131,900	5,558,266
StandardAero Inc (a)	9,200	240,304
TransDigm Group Inc	3,500	4,760,595
VSE Corp	45,500	8,198,645
		118,030,447
Building Products - 0.5%
Trane Technologies PLC	11,432	4,818,359
Commercial Services & Supplies - 1.3%
Cintas Corp	37,800	7,031,556
GFL Environmental Inc Subordinate Voting Shares (United States)	73,800	3,355,686
Veralto Corp	16,700	1,690,374
		12,077,616
Construction & Engineering - 9.8%
API Group Corp (a)	118,700	4,695,772
Comfort Systems USA Inc	18,600	18,171,084
Construction Partners Inc Class A (a)(c)	95,400	10,398,600
EMCOR Group Inc	17,300	10,640,711
Fluor Corp (a)	85,300	3,661,929
Granite Construction Inc	45,100	4,849,603
Legence Corp Class A	6,200	285,076
MasTec Inc (a)	34,300	7,336,084
Quanta Services Inc	18,100	8,414,328
Sterling Infrastructure Inc (a)(c)	57,600	19,832,256
		88,285,443
Electrical Equipment - 2.1%
GE Vernova Inc	2,200	1,319,494
nVent Electric PLC	51,300	5,502,951
Vertiv Holdings Co Class A	69,000	12,401,370
		19,223,815
Ground Transportation - 0.8%
Old Dominion Freight Line Inc	14,300	1,934,647
XPO Inc (a)	40,700	5,781,842
		7,716,489
Machinery - 1.9%
Federal Signal Corp (c)	54,300	6,190,200
RBC Bearings Inc (a)	17,200	7,653,484
Westinghouse Air Brake Technologies Corp	15,300	3,190,815
		17,034,499
Trading Companies & Distributors - 3.5%
Core & Main Inc Class A (a)	91,200	4,408,608
Fastenal Co	252,400	10,196,960
United Rentals Inc	5,100	4,157,418
WW Grainger Inc	13,700	12,996,231
		31,759,217
TOTAL INDUSTRIALS		298,945,885

Information Technology - 17.4%
Communications Equipment - 0.4%
Lumentum Holdings Inc (a)	10,800	3,511,728
Electronic Equipment, Instruments & Components - 3.4%
Amphenol Corp Class A	42,878	6,041,510
Coherent Corp (a)	68,600	11,268,236
OSI Systems Inc (a)	36,000	9,750,600
Vontier Corp	102,600	3,722,328
		30,782,674
IT Services - 2.4%
Cloudflare Inc Class A (a)	76,500	15,316,065
Gartner Inc (a)	18,800	4,375,512
GoDaddy Inc Class A (a)	17,900	2,288,694
		21,980,271
Semiconductors & Semiconductor Equipment - 2.3%
Astera Labs Inc (a)	35,800	5,641,006
Monolithic Power Systems Inc	13,900	12,901,563
Onto Innovation Inc (a)	14,200	2,032,872
		20,575,441
Software - 8.6%
Appfolio Inc Class A (a)	10,600	2,419,768
AppLovin Corp Class A (a)	12,100	7,253,708
Cadence Design Systems Inc (a)	13,100	4,085,104
Datadog Inc Class A (a)	58,600	9,376,586
Fair Isaac Corp (a)	12,100	21,850,543
Guidewire Software Inc (a)	23,700	5,118,726
HubSpot Inc (a)	11,300	4,150,716
Manhattan Associates Inc (a)	30,300	5,346,435
Onestream Inc Class A (a)	800	16,664
Palantir Technologies Inc Class A (a)	23,400	3,941,730
PAR Technology Corp (a)(c)	59,500	2,053,345
Tyler Technologies Inc (a)	7,300	3,428,226
Unity Software Inc (a)	19,500	829,140
Zscaler Inc (a)	34,300	8,626,450
		78,497,141
Technology Hardware, Storage & Peripherals - 0.3%
Pure Storage Inc Class A (a)	15,200	1,352,192
Super Micro Computer Inc (a)(c)	40,900	1,384,465
		2,736,657
TOTAL INFORMATION TECHNOLOGY		158,083,912

Materials - 1.3%
Construction Materials - 1.3%
CRH PLC	44,613	5,351,775
Vulcan Materials Co	20,300	6,033,972
		11,385,747
Real Estate - 1.1%
Health Care REITs - 0.8%
Welltower Inc	34,500	7,183,590
Specialized REITs - 0.3%
Iron Mountain Inc	35,216	3,040,902
TOTAL REAL ESTATE		10,224,492

Utilities - 3.3%
Electric Utilities - 1.2%
NRG Energy Inc	66,700	11,304,983
Independent Power and Renewable Electricity Producers - 2.1%
Talen Energy Corp (a)	11,300	4,455,251
Vistra Corp	79,800	14,273,028
		18,728,279
TOTAL UTILITIES		30,033,262

TOTAL UNITED STATES		875,610,385
TOTAL COMMON STOCKS (Cost $737,535,404)		903,455,712

Money Market Funds - 2.5%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (d)	4.02	4,860,718	4,861,690
Fidelity Securities Lending Cash Central Fund (d)(e)	4.02	18,012,300	18,014,102
TOTAL MONEY MARKET FUNDS (Cost $22,875,792)			22,875,792

TOTAL INVESTMENT IN SECURITIES - 101.9% (Cost $760,411,196)	926,331,504
NET OTHER ASSETS (LIABILITIES) - (1.9)%	(17,684,401)
NET ASSETS - 100.0%	908,647,103

Legend

(a)	Non-income producing.
(b)
Security exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $1,319,668 or 0.1% of net assets.

(c)	Security or a portion of the security is on loan at period end.
(d)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(e)	Investment made with cash collateral received from securities on loan.
Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	2,078,093	395,538,987	392,754,803	416,144	(587)	-	4,861,690	4,860,718	0.0%
Fidelity Securities Lending Cash Central Fund	3,694,450	201,832,966	187,513,062	13,268	(252)	-	18,014,102	18,012,300	0.1%
Total	5,772,543	597,371,953	580,267,865	429,412	(839)	-	22,875,792

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of November 30, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks
Communication Services	36,199,633	36,199,633	-	-
Consumer Discretionary	135,594,910	135,594,910	-	-
Consumer Staples	24,375,317	24,375,317	-	-
Energy	15,528,688	15,528,688	-	-
Financials	82,245,670	82,245,670	-	-
Health Care	95,483,930	95,483,930	-	-
Industrials	300,265,553	300,265,553	-	-
Information Technology	162,118,510	162,118,510	-	-
Materials	11,385,747	11,385,747	-	-
Real Estate	10,224,492	10,224,492	-	-
Utilities	30,033,262	30,033,262	-	-

Money Market Funds	22,875,792	22,875,792	-	-
Total Investments in Securities:	926,331,504	926,331,504	-	-
Financial Statements
Statement of Assets and Liabilities
As of November 30, 2025
Assets
Investment in securities, at value (including securities loaned of $30,522,649) - See accompanying schedule:
Unaffiliated issuers (cost $737,535,404)	$903,455,712
Fidelity Central Funds (cost $22,875,792)	22,875,792

Total Investment in Securities (cost $760,411,196)		$926,331,504
Cash		1
Receivable for fund shares sold		805,314
Dividends receivable		195,797
Distributions receivable from Fidelity Central Funds		21,243
Other receivables		5,242
Total assets		927,359,101
Liabilities
Payable for fund shares redeemed	$362,899
Accrued management fee	334,746
Collateral on securities loaned	18,014,353
Total liabilities		18,711,998
Net Assets		$908,647,103
Net Assets consist of:
Paid in capital		$703,498,497
Total accumulated earnings (loss)		205,148,606
Net Assets		$908,647,103
Net Asset Value, offering price and redemption price per share ($908,647,103 ÷ 44,425,751 shares)		$20.45
Statement of Operations
Year ended November 30, 2025
Investment Income
Dividends		$3,280,639
Income from Fidelity Central Funds (including $13,268 from security lending)		429,412
Total income		3,710,051
Expenses
Management fee	$3,481,028
Independent trustees' fees and expenses	2,805
Interest	44,758
Total expenses before reductions	3,528,591
Expense reductions	(750)
Total expenses after reductions		3,527,841
Net Investment income (loss)		182,210
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	39,933,874
Fidelity Central Funds	(839)
Foreign currency transactions	252
Total net realized gain (loss)		39,933,287
Change in net unrealized appreciation (depreciation) on investment securities		18,226,546
Net gain (loss)		58,159,833
Net increase (decrease) in net assets resulting from operations		$58,342,043
Statement of Changes in Net Assets

	Year ended November 30, 2025	Year ended November 30, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$182,210	$783,869
Net realized gain (loss)	39,933,287	28,258,409
Change in net unrealized appreciation (depreciation)	18,226,546	102,334,556
Net increase (decrease) in net assets resulting from operations	58,342,043	131,376,834
Distributions to shareholders	(29,455,968)	(2,301,548)

Share transactions
Proceeds from sales of shares	523,133,862	332,222,738
Reinvestment of distributions	29,455,968	2,301,548
Cost of shares redeemed	(226,523,932)	(67,622,950)

Net increase (decrease) in net assets resulting from share transactions	326,065,898	266,901,336
Total increase (decrease) in net assets	354,951,973	395,976,622

Net Assets
Beginning of period	553,695,130	157,718,508
End of period	$908,647,103	$553,695,130

Other Information
Shares
Sold	27,619,631	19,779,769
Issued in reinvestment of distributions	1,587,923	153,539
Redeemed	(11,795,457)	(3,991,066)
Net increase (decrease)	17,412,097	15,942,242

Financial Highlights
Fidelity® Growth Strategies K6 Fund

Years ended November 30,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$20.50	$14.25	$13.32	$20.90	$17.06
Income from Investment Operations
Net investment income (loss) A,B	- C	.04	.06 D	.03	(.01)
Net realized and unrealized gain (loss)	1.01	6.41	.90	(3.21)	4.29
Total from investment operations	1.01	6.45	.96	(3.18)	4.28
Distributions from net investment income	(.03)	(.05)	(.03)	-	(.02)
Distributions from net realized gain	(1.03)	(.16)	-	(4.40)	(.42)
Total distributions	(1.06)	(.20) E	(.03)	(4.40)	(.44)
Net asset value, end of period	$20.45	$20.50	$14.25	$13.32	$20.90
Total Return F	5.45%	45.82%	7.27%	(19.67)%	25.64%
Ratios to Average Net Assets B,G,H
Expenses before reductions	.46%	.45%	.45%	.45%	.45%
Expenses net of fee waivers, if any	.46%	.45%	.45%	.45%	.45%
Expenses net of all reductions, if any	.46%	.45%	.45%	.45%	.45%
Net investment income (loss)	.02%	.25%	.42% D	.22%	(.06)%
Supplemental Data
Net assets, end of period (000 omitted)	$908,647	$553,695	$157,719	$131,329	$157,368
Portfolio turnover rate I	61%	95% J	86% J	78% J	51%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CAmount represents less than $.005 per share.
DNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.01 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been .34%.
ETotal distributions per share do not sum due to rounding.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
JPortfolio turnover rate excludes securities received or delivered in-kind.
Notes to Financial Statements

For the period ended November 30, 2025

1. Organization.
Fidelity Growth Strategies K6 Fund (the Fund) is a fund of Fidelity Mt. Vernon Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares generally are available only to employer-sponsored retirement plans that are recordkept by Fidelity, or to certain employer-sponsored retirement plans that are not recordkept by Fidelity.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of November 30, 2025 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of November 30, 2025, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$209,312,368
Gross unrealized depreciation	(45,565,431)
Net unrealized appreciation (depreciation)	$163,746,937
Tax Cost	$762,584,567

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$27,256,992
Undistributed long-term capital gain	$14,144,678
Net unrealized appreciation (depreciation) on securities and other investments	$163,746,937

The tax character of distributions paid was as follows:

	November 30, 2025	November 30, 2024
Ordinary Income	$3,229,577	$ 541,541
Long-term Capital Gains	26,226,391	1,760,007
Total	$29,455,968	$ 2,301,548

New Accounting Pronouncements. FASB Accounting Standards Update (ASU) 2023-07 Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures became effective in this reporting period. ASU 2023-07 enhances segment information disclosure in the notes to financial statements.

In December 2023, the FASB issued ASU 2023-09 Income Taxes (Topic 740): Improvements to Income Tax Disclosures. Effective for annual periods beginning after December 15, 2024, the amendments require greater disaggregation of disclosures related to income taxes paid. The ASU allows for early adoption and amendments should be applied on a prospective basis. Management is currently evaluating the impact of the ASU but does not expect this guidance to materially impact the financial statements.
4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Growth Strategies K6 Fund	764,069,320	467,655,017

Prior Year Unaffiliated Exchanges In-Kind.  Shares that were exchanged for investments, including accrued interest and cash, if any, are shown in the table below. The amount of in-kind exchanges is included in share transactions in the accompanying Statement of Changes in Net Assets.

	Shares	Total Proceeds ($)
Fidelity Growth Strategies K6 Fund	4,098,321	67,007,543
5. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .45% of average net assets. Under the management contract, the investment adviser or an affiliate pays all other expenses of the Fund, excluding fees and expenses of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount ($)
Fidelity Growth Strategies K6 Fund	7,419

Interfund Lending Program. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the Fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company LLC (FMR), or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from, or lend money to, other participating affiliated funds at rates that are beneficial to both the borrowing and lending fund. Borrowings under the program are generally for temporary or emergency purposes, including meeting fund shareholder redemptions. The interfund loan rate is determined, as specified in the Exemptive Order, by averaging, (1) the higher of the overnight time deposit rate and the current overnight repurchase agreement rate, and (2) a benchmark rate representing the lowest bank loan rate available to the funds. At period end, there were no interfund loans outstanding. Activity in this program during the period for which loans were outstanding was as follows:

	Borrower or Lender	Average Loan Balance ($)	Weighted Average Interest Rate	Interest Expense ($)
Fidelity Growth Strategies K6 Fund	Borrower	8,767,475	4.58%	44,641

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity Growth Strategies K6 Fund	85,071,280	22,907,787	(969,623)
6. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit. The commitment fees are borne by the investment adviser.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR plus a .10% spread adjustment, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2026 unless extended or renewed.
7. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, the borrowers provide collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the fair value of the loaned securities during the period of the loan. The fair value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned or gaining access to non-cash collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral less rebates paid to borrowers, plus any premium income received, or for non-cash collateral, fees received from borrowers as compensation for the securities loaned. Securities lending income is reduced by any lending agent fees associated with the loan. Any security lending income earned on investing cash collateral is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Any security lending income earned on non-cash collateral is presented in the Statement of Operations as a component of dividends. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
Fidelity Growth Strategies K6 Fund	1,440	7	-

At period end, the value of any non-cash collateral is presented below. Non-cash collateral is held by a third-party bank for the benefit of a fund and the borrower. A fund is not permitted to sell or re-pledge non-cash collateral except in the event of borrower default, and therefore it is not included in the Schedule of Investments or Statement of Assets and Liabilities.

Amount ($)
Fidelity Growth Strategies K6 Fund	12,898,691
8. Bank Borrowings.
The Fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity requirements. The Fund has established borrowing arrangements with certain banks. The interest rate on the borrowings is the bank's base rate, as revised from time to time. Any open loans, including accrued interest, at period end are presented under the caption "Notes payable" in the Statement of Assets and Liabilities, if applicable. Activity in this program during the period for which loans were outstanding was as follows:
	Average Loan Balance ($)	Weighted Average Interest Rate	Interest Expense ($)
Fidelity Growth Strategies K6 Fund	873,000	4.83%	117

9. Expense Reductions.
Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $750.
10. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
11. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as public health emergencies, military conflicts, terrorism, government restrictions, political changes, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Fidelity Mt. Vernon Street Trust and Shareholders of Fidelity Growth Strategies K6 Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Fidelity Growth Strategies K6 Fund (one of the funds constituting Fidelity Mt. Vernon Street Trust, referred to hereafter as the "Fund") as of November 30, 2025, the related statement of operations for the year ended November 30, 2025, the statement of changes in net assets for each of the two years in the period ended November 30, 2025, including the related notes, and the financial highlights for each of the five years in the period ended November 30, 2025 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of November 30, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended November 30, 2025 and the financial highlights for each of the five years in the period ended November 30, 2025 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of November 30, 2025 by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.
/s/ PricewaterhouseCoopers LLP
Boston, Massachusetts
January 14, 2026
We have served as the auditor of one or more investment companies in the Fidelity group of funds since 1932.

Distributions
 (Unaudited)

The dividend and capital gains distributions for the fund(s) are available on Fidelity.com or Institutional.Fidelity.com.

The fund hereby designates as a capital gain dividend with respect to the taxable year ended November 30, 2025, $14,148,649, or, if subsequently determined to be different, the net capital gain of such year.

The fund designates $93,001 of distributions paid during the fiscal year ended 2025 as qualifying to be taxed as section 163(j) interest dividends.

The fund designates 50% of the dividend distributed during the fiscal year as qualifying for the dividends-received deduction for corporate shareholders.

The fund designates 63.00% of the dividend distributed during the fiscal year as amounts which may be taken into account as a dividend for the purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

The fund designates 1.34% of the dividend distributed during the fiscal year as a section 199A dividend.

The fund will notify shareholders in January 2026 of amounts for use in preparing 2025 income tax returns.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.
Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)
Note: This is not applicable for any fund included in this document.

1.9883995.108
FEGK6-ANN-0126
Fidelity® Growth Strategies Fund

Annual Report
November 30, 2025
Includes Fidelity and Fidelity Advisor share classes
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-8544 if you're an individual investing directly with Fidelity, call 1-800-835-5092 if you're a plan sponsor or participant with Fidelity as your recordkeeper or call 1-877-208-0098 on institutional accounts or if you're an advisor or invest through one to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2026 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Annual Report)
Fidelity® Growth Strategies Fund
Schedule of Investments November 30, 2025
Showing Percentage of Net Assets
Common Stocks - 99.9%
	Shares	Value ($)
AUSTRALIA - 0.1%
Industrials - 0.1%
Aerospace & Defense - 0.1%
DroneShield Ltd (a)(b)	4,737,967	6,146,076
CANADA - 0.3%
Consumer Discretionary - 0.3%
Specialty Retail - 0.3%
Aritzia Inc Subordinate Voting Shares (a)	165,213	13,010,620
GERMANY - 0.2%
Consumer Discretionary - 0.2%
Textiles, Apparel & Luxury Goods - 0.2%
Birkenstock Holding Plc (a)(c)	170,400	7,383,431
ISRAEL - 0.4%
Financials - 0.0%
Capital Markets - 0.0%
Etoro Group Ltd Class A	4,400	184,668
Information Technology - 0.4%
Software - 0.4%
Cellebrite DI Ltd (a)	1,087,200	18,330,192
TOTAL ISRAEL		18,514,860
KOREA (SOUTH) - 0.9%
Consumer Discretionary - 0.9%
Broadline Retail - 0.9%
Coupang Inc Class A (a)	1,357,660	38,231,706
UNITED KINGDOM - 1.1%
Consumer Discretionary - 0.7%
Hotels, Restaurants & Leisure - 0.7%
Flutter Entertainment PLC (a)	137,800	28,774,018
Energy - 0.4%
Energy Equipment & Services - 0.4%
TechnipFMC PLC	350,427	15,860,326
TOTAL UNITED KINGDOM		44,634,344
UNITED STATES - 96.9%
Communication Services - 4.0%
Diversified Telecommunication Services - 0.3%
AST SpaceMobile Inc Class A (a)(c)	225,100	12,650,620
Entertainment - 2.4%
Live Nation Entertainment Inc (a)	167,248	21,984,749
ROBLOX Corp Class A (a)	807,620	76,748,129
		98,732,878
Interactive Media & Services - 0.8%
Reddit Inc Class A (a)	158,620	34,336,471
Media - 0.5%
Trade Desk Inc (The) Class A (a)	480,864	19,022,980
TOTAL COMMUNICATION SERVICES		164,742,949

Consumer Discretionary - 12.9%
Diversified Consumer Services - 0.2%
Duolingo Inc Class A (a)	38,863	7,438,767
Hotels, Restaurants & Leisure - 7.9%
Brinker International Inc (a)	60,600	9,319,674
Cava Group Inc (a)(c)	129,600	6,336,144
Cheesecake Factory Inc/The	159,600	7,606,536
DraftKings Inc Class A (a)	167,100	5,541,036
Dutch Bros Inc Class A (a)	693,320	40,635,485
Expedia Group Inc Class A	135,500	34,645,995
First Watch Restaurant Group Inc (a)	1,056,300	19,604,928
Hilton Worldwide Holdings Inc	300,941	85,777,213
Royal Caribbean Cruises Ltd	203,575	54,201,844
Sportradar Holding AG Class A (a)(c)	701,310	15,428,820
Texas Roadhouse Inc	192,975	33,818,869
Wingstop Inc (c)	51,300	13,580,649
		326,497,193
Household Durables - 2.2%
SharkNinja Inc (a)	243,780	23,785,615
Somnigroup International Inc	723,170	66,184,518
		89,970,133
Specialty Retail - 2.0%
Carvana Co Class A (a)	115,500	43,254,750
Chewy Inc Class A (a)	428,940	14,914,244
O'Reilly Automotive Inc (a)	74,900	7,617,330
Tractor Supply Co	261,700	14,335,926
Wayfair Inc Class A (a)	8,388	929,390
		81,051,640
Textiles, Apparel & Luxury Goods - 0.6%
Deckers Outdoor Corp (a)	60,594	5,334,090
Tapestry Inc	113,000	12,348,640
VF Corp (c)	467,200	8,176,000
		25,858,730
TOTAL CONSUMER DISCRETIONARY		530,816,463

Consumer Staples - 2.7%
Beverages - 0.3%
Celsius Holdings Inc (a)	343,720	14,071,897
Consumer Staples Distribution & Retail - 2.4%
Casey's General Stores Inc	75,805	43,243,720
Performance Food Group Co (a)	363,170	35,252,912
US Foods Holding Corp (a)	233,600	18,377,312
		96,873,944
TOTAL CONSUMER STAPLES		110,945,841

Energy - 1.3%
Oil, Gas & Consumable Fuels - 1.3%
Cheniere Energy Inc	105,338	21,958,759
Targa Resources Corp	158,800	27,839,228
Texas Pacific Land Corp (c)	5,900	5,099,311
		54,897,298
Financials - 9.1%
Capital Markets - 5.8%
Ameriprise Financial Inc	105,017	47,860,448
Ares Management Corp Class A	290,137	45,507,988
Blue Owl Capital Inc Class A (c)	1,918,220	28,773,300
Coinbase Global Inc Class A (a)	52,200	14,241,204
Jefferies Financial Group Inc	198,700	11,437,172
LPL Financial Holdings Inc	65,260	23,235,170
MSCI Inc	30,239	17,046,329
Robinhood Markets Inc Class A (a)	384,100	49,353,010
		237,454,621
Consumer Finance - 0.6%
SoFi Technologies Inc Class A (a)	962,100	28,593,612
Financial Services - 1.9%
Affirm Holdings Inc Class A (a)	455,638	32,327,516
Apollo Global Management Inc	116,342	15,339,693
Block Inc Class A (a)	169,200	11,302,560
Corpay Inc (a)	400	118,320
Toast Inc Class A (a)	504,100	17,235,179
		76,323,268
Insurance - 0.8%
Arthur J Gallagher & Co	49,641	12,292,104
Kinsale Capital Group Inc (c)	52,800	20,322,720
		32,614,824
TOTAL FINANCIALS		374,986,325

Health Care - 10.5%
Biotechnology - 4.7%
Alnylam Pharmaceuticals Inc (a)	166,860	75,292,238
Insmed Inc (a)	294,000	61,084,380
Natera Inc (a)	206,653	49,350,803
Neurocrine Biosciences Inc (a)	44,300	6,740,688
		192,468,109
Health Care Equipment & Supplies - 1.3%
Dexcom Inc (a)	161,134	10,227,175
Insulet Corp (a)	86,300	28,236,497
Penumbra Inc (a)	2,626	769,864
TransMedics Group Inc (a)	91,900	13,445,889
		52,679,425
Health Care Providers & Services - 3.2%
Cardinal Health Inc	225,945	47,959,086
Cencora Inc	227,566	83,955,924
		131,915,010
Health Care Technology - 1.1%
Doximity Inc Class A (a)	170,867	8,789,398
Veeva Systems Inc Class A (a)	151,956	36,513,508
		45,302,906
Life Sciences Tools & Services - 0.2%
Medpace Holdings Inc (a)	18,900	11,197,494
TOTAL HEALTH CARE		433,562,944

Industrials - 33.1%
Aerospace & Defense - 13.1%
ATI Inc (a)	387,600	39,070,080
Axon Enterprise Inc (a)	203,810	110,085,933
Beta Technologies Inc Class A (a)	21,800	594,486
Carpenter Technology Corp	96,540	30,751,852
HEICO Corp Class A	180,400	44,553,388
Howmet Aerospace Inc	903,215	184,788,758
Karman Holdings Inc (a)	313,700	21,027,311
Leonardo DRS Inc	590,900	20,191,053
Loar Holdings Inc (a)	3,300	225,885
Rocket Lab Corp (c)	604,000	25,452,560
StandardAero Inc (a)	44,400	1,159,728
TransDigm Group Inc	16,000	21,762,720
VSE Corp	208,500	37,569,615
		537,233,369
Building Products - 0.5%
Trane Technologies PLC	52,168	21,987,769
Commercial Services & Supplies - 1.3%
Cintas Corp	173,164	32,211,967
GFL Environmental Inc Subordinate Voting Shares (United States) (c)	334,000	15,186,980
Veralto Corp	76,600	7,753,452
		55,152,399
Construction & Engineering - 9.8%
API Group Corp (a)	540,700	21,390,092
Comfort Systems USA Inc	84,220	82,277,887
Construction Partners Inc Class A (a)(c)	429,200	46,782,800
EMCOR Group Inc	77,700	47,790,939
Fluor Corp (a)	387,700	16,643,961
Granite Construction Inc	205,400	22,086,662
Legence Corp Class A	29,700	1,365,606
MasTec Inc (a)	156,900	33,557,772
Quanta Services Inc	82,080	38,157,350
Sterling Infrastructure Inc (a)	262,400	90,346,944
		400,400,013
Electrical Equipment - 2.1%
GE Vernova Inc	10,000	5,997,700
nVent Electric PLC	234,587	25,164,147
Vertiv Holdings Co Class A	311,040	55,903,220
		87,065,067
Ground Transportation - 0.9%
Old Dominion Freight Line Inc	66,100	8,942,669
XPO Inc (a)	186,400	26,479,984
		35,422,653
Machinery - 1.9%
Federal Signal Corp	248,600	28,340,400
RBC Bearings Inc (a)	78,600	34,974,642
Westinghouse Air Brake Technologies Corp	71,200	14,848,760
		78,163,802
Trading Companies & Distributors - 3.5%
Core & Main Inc Class A (a)	421,200	20,360,808
Fastenal Co	1,135,500	45,874,200
United Rentals Inc	23,000	18,749,140
WW Grainger Inc	61,873	58,694,584
		143,678,732
TOTAL INDUSTRIALS		1,359,103,804

Information Technology - 17.6%
Communications Equipment - 0.3%
Lumentum Holdings Inc (a)	48,800	15,867,808
Electronic Equipment, Instruments & Components - 3.4%
Amphenol Corp Class A	196,122	27,633,590
Coherent Corp (a)	311,300	51,134,138
OSI Systems Inc (a)	164,800	44,636,080
Vontier Corp	466,500	16,924,620
		140,328,428
IT Services - 2.4%
Cloudflare Inc Class A (a)	346,120	69,296,685
Gartner Inc (a)	85,500	19,899,270
GoDaddy Inc Class A (a)	83,550	10,682,703
		99,878,658
Semiconductors & Semiconductor Equipment - 2.3%
Astera Labs Inc (a)	164,100	25,857,237
Monolithic Power Systems Inc	62,500	58,010,625
Onto Innovation Inc (a)	64,800	9,276,768
		93,144,630
Software - 8.7%
Appfolio Inc Class A (a)	49,100	11,208,548
AppLovin Corp Class A (a)	55,630	33,349,072
Cadence Design Systems Inc (a)	59,823	18,655,204
Datadog Inc Class A (a)	263,500	42,162,635
Fair Isaac Corp (a)	54,919	99,174,379
Guidewire Software Inc (a)	108,130	23,353,917
HubSpot Inc (a)	51,200	18,806,784
Manhattan Associates Inc (a)	138,300	24,403,035
Onestream Inc Class A (a)	4,000	83,320
Palantir Technologies Inc Class A (a)	106,000	17,855,700
PAR Technology Corp (a)(c)	272,200	9,393,622
Tyler Technologies Inc (a)	33,300	15,638,346
Unity Software Inc (a)	93,800	3,988,376
Zscaler Inc (a)	153,840	38,690,760
		356,763,698
Technology Hardware, Storage & Peripherals - 0.5%
Pure Storage Inc Class A (a)	138,477	12,318,914
Super Micro Computer Inc (a)(c)	190,600	6,451,810
		18,770,724
TOTAL INFORMATION TECHNOLOGY		724,753,946

Materials - 1.3%
Construction Materials - 1.3%
CRH PLC	204,200	24,495,832
Vulcan Materials Co	92,630	27,533,341
		52,029,173
Real Estate - 1.1%
Health Care REITs - 0.8%
Welltower Inc	158,200	32,940,404
Specialized REITs - 0.3%
Iron Mountain Inc	163,364	14,106,481
TOTAL REAL ESTATE		47,046,885

Utilities - 3.3%
Electric Utilities - 1.2%
NRG Energy Inc	300,450	50,923,270
Independent Power and Renewable Electricity Producers - 2.1%
Talen Energy Corp (a)	51,300	20,226,051
Vistra Corp	360,680	64,511,225
		84,737,276
TOTAL UTILITIES		135,660,546

TOTAL UNITED STATES		3,988,546,174
TOTAL COMMON STOCKS (Cost $3,123,404,779)		4,116,467,211

Money Market Funds - 1.7%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (d)	4.02	5,736,221	5,737,368
Fidelity Securities Lending Cash Central Fund (d)(e)	4.02	66,695,871	66,702,541
TOTAL MONEY MARKET FUNDS (Cost $72,439,909)			72,439,909

TOTAL INVESTMENT IN SECURITIES - 101.6% (Cost $3,195,844,688)	4,188,907,120
NET OTHER ASSETS (LIABILITIES) - (1.6)%	(66,527,143)
NET ASSETS - 100.0%	4,122,379,977

Legend

(a)	Non-income producing.
(b)
Security exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $6,146,076 or 0.1% of net assets.

(c)	Security or a portion of the security is on loan at period end.
(d)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(e)	Investment made with cash collateral received from securities on loan.
Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	17,942,206	898,618,683	910,822,321	814,081	(1,200)	-	5,737,368	5,736,221	0.0%
Fidelity Securities Lending Cash Central Fund	77,154,472	814,142,234	824,592,859	65,729	(1,306)	-	66,702,541	66,695,871	0.2%
Total	95,096,678	1,712,760,917	1,735,415,180	879,810	(2,506)	-	72,439,909

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of November 30, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks
Communication Services	164,742,949	164,742,949	-	-
Consumer Discretionary	618,216,238	618,216,238	-	-
Consumer Staples	110,945,841	110,945,841	-	-
Energy	70,757,624	70,757,624	-	-
Financials	375,170,993	375,170,993	-	-
Health Care	433,562,944	433,562,944	-	-
Industrials	1,365,249,880	1,365,249,880	-	-
Information Technology	743,084,138	743,084,138	-	-
Materials	52,029,173	52,029,173	-	-
Real Estate	47,046,885	47,046,885	-	-
Utilities	135,660,546	135,660,546	-	-

Money Market Funds	72,439,909	72,439,909	-	-
Total Investments in Securities:	4,188,907,120	4,188,907,120	-	-
Financial Statements
Statement of Assets and Liabilities
As of November 30, 2025
Assets
Investment in securities, at value (including securities loaned of $94,899,286) - See accompanying schedule:
Unaffiliated issuers (cost $3,123,404,779)	$4,116,467,211
Fidelity Central Funds (cost $72,439,909)	72,439,909

Total Investment in Securities (cost $3,195,844,688)		$4,188,907,120
Receivable for fund shares sold		3,192,673
Dividends receivable		896,210
Distributions receivable from Fidelity Central Funds		33,817
Prepaid expenses		3,895
Other receivables		36,132
Total assets		4,193,069,847
Liabilities
Payable for fund shares redeemed	$1,610,253
Accrued management fee	2,293,711
Distribution and service plan fees payable	5,843
Other payables and accrued expenses	77,113
Collateral on securities loaned	66,702,950
Total liabilities		70,689,870
Net Assets		$4,122,379,977
Net Assets consist of:
Paid in capital		$2,776,906,893
Total accumulated earnings (loss)		1,345,473,084
Net Assets		$4,122,379,977

Net Asset Value and Maximum Offering Price
Class A :
Net Asset Value and redemption price per share ($18,408,464 ÷ 243,807 shares)(a)		$75.50
Maximum offering price per share (100/94.25 of $75.50)		$80.11
Class M :
Net Asset Value and redemption price per share ($1,996,556 ÷ 26,520 shares)(a)		$75.28
Maximum offering price per share (100/96.50 of $75.28)		$78.01
Class C :
Net Asset Value and offering price per share ($1,935,020 ÷ 25,838 shares)(a)		$74.89
Growth Strategies :
Net Asset Value, offering price and redemption price per share ($3,877,500,501 ÷ 51,183,378 shares)		$75.76
Class K :
Net Asset Value, offering price and redemption price per share ($173,380,308 ÷ 2,254,050 shares)		$76.92
Class I :
Net Asset Value, offering price and redemption price per share ($15,494,965 ÷ 204,717 shares)		$75.69
Class Z :
Net Asset Value, offering price and redemption price per share ($33,664,163 ÷ 443,963 shares)		$75.83
(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
Statement of Operations
Year ended November 30, 2025
Investment Income
Dividends		$15,819,697
Income from Fidelity Central Funds (including $65,729 from security lending)		879,810
Total income		16,699,507
Expenses
Management fee
Basic fee	$23,640,912
Performance adjustment	2,430,707
Distribution and service plan fees	33,066
Custodian fees and expenses	40,916
Independent trustees' fees and expenses	14,759
Registration fees	145,938
Audit fees	104,448
Legal	6,994
Interest	104,440
Miscellaneous	13,748
Total expenses before reductions	26,535,928
Expense reductions	(1,500)
Total expenses after reductions		26,534,428
Net Investment income (loss)		(9,834,921)
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	368,333,129
Redemptions in-kind	146,831,367
Fidelity Central Funds	(2,506)
Foreign currency transactions	3,759
Total net realized gain (loss)		515,165,749
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	(307,327,509)
Assets and liabilities in foreign currencies	(11)
Total change in net unrealized appreciation (depreciation)		(307,327,520)
Net gain (loss)		207,838,229
Net increase (decrease) in net assets resulting from operations		$198,003,308
Statement of Changes in Net Assets

	Year ended November 30, 2025	Year ended November 30, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$(9,834,921)	$(2,508,207)
Net realized gain (loss)	515,165,749	982,092,975
Change in net unrealized appreciation (depreciation)	(307,327,520)	292,550,056
Net increase (decrease) in net assets resulting from operations	198,003,308	1,272,134,824
Distributions to shareholders	(258,140,300)	(2,052,905)

Share transactions - net increase (decrease)	408,709,561	(654,705,525)
Total increase (decrease) in net assets	348,572,569	615,376,394

Net Assets
Beginning of period	3,773,807,408	3,158,431,014
End of period	$4,122,379,977	$3,773,807,408

Financial Highlights
Fidelity Advisor® Growth Strategies Fund Class A

Years ended November 30,	2025	2024 A
Selected Per-Share Data
Net asset value, beginning of period	$77.34	$67.61
Income from Investment Operations
Net investment income (loss) B,C	(.40)	(.06)
Net realized and unrealized gain (loss)	3.80	9.79
Total from investment operations	3.40	9.73
Distributions from net realized gain	(5.24)	-
Total distributions	(5.24)	-
Net asset value, end of period	$75.50	$77.34
Total Return D,E,F	5.06%	14.39%
Ratios to Average Net Assets B,G,H
Expenses before reductions	.99%	1.05% I,J
Expenses net of fee waivers, if any	.99%	1.02% I,J
Expenses net of all reductions, if any	.99%	1.02% I,J
Net investment income (loss)	(.55)%	(.59)% I,J
Supplemental Data
Net assets, end of period (000 omitted)	$18,408	$330
Portfolio turnover rate K	58 % L	93% L

AFor the period October 8, 2024 (commencement of sale of shares) through November 30, 2024.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CCalculated based on average shares outstanding during the period.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FTotal returns do not include the effect of the sales charges.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
IAudit fees are not annualized.
JAnnualized.
KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
LPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Advisor® Growth Strategies Fund Class M

Years ended November 30,	2025	2024 A
Selected Per-Share Data
Net asset value, beginning of period	$77.31	$67.61
Income from Investment Operations
Net investment income (loss) B,C	(.58)	(.09)
Net realized and unrealized gain (loss)	3.79	9.79
Total from investment operations	3.21	9.70
Distributions from net realized gain	(5.24)	-
Total distributions	(5.24)	-
Net asset value, end of period	$75.28	$77.31
Total Return D,E,F	4.80%	14.35%
Ratios to Average Net Assets C,G,H
Expenses before reductions	1.24%	1.27% I,J
Expenses net of fee waivers, if any	1.24%	1.25% I,J
Expenses net of all reductions, if any	1.24%	1.25% I,J
Net investment income (loss)	(.80)%	(.84)% I,J
Supplemental Data
Net assets, end of period (000 omitted)	$1,997	$148
Portfolio turnover rate K	58 % L	93% L

AFor the period October 8, 2024 (commencement of sale of shares) through November 30, 2024.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FTotal returns do not include the effect of the sales charges.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAudit fees are not annualized.
JAnnualized.
KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
LPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Advisor® Growth Strategies Fund Class C

Years ended November 30,	2025	2024 A
Selected Per-Share Data
Net asset value, beginning of period	$77.26	$67.61
Income from Investment Operations
Net investment income (loss) B,C	(.94)	(.14)
Net realized and unrealized gain (loss)	3.81	9.79
Total from investment operations	2.87	9.65
Distributions from net realized gain	(5.24)	-
Total distributions	(5.24)	-
Net asset value, end of period	$74.89	$77.26
Total Return D,E,F	4.33%	14.27%
Ratios to Average Net Assets C,G,H
Expenses before reductions	1.73%	1.77% I,J
Expenses net of fee waivers, if any	1.73%	1.75% I,J
Expenses net of all reductions, if any	1.73%	1.75% I,J
Net investment income (loss)	(1.30)%	(1.35)% I,J
Supplemental Data
Net assets, end of period (000 omitted)	$1,935	$114
Portfolio turnover rate K	58 % L	93% L

AFor the period October 8, 2024 (commencement of sale of shares) through November 30, 2024.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FTotal returns do not include the effect of the contingent deferred sales charge.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAudit fees are not annualized.
KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
LPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity® Growth Strategies Fund

Years ended November 30,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$77.37	$53.20	$49.87	$71.14	$61.57
Income from Investment Operations
Net investment income (loss) A,B	(.19)	(.05)	.06 C	(.08)	(.15)
Net realized and unrealized gain (loss)	3.82	24.25	3.27	(12.20)	14.72
Total from investment operations	3.63	24.20	3.33	(12.28)	14.57
Distributions from net investment income	-	(.03) D	-	-	-
Distributions from net realized gain	(5.24)	- D,E	-	(8.99)	(5.00)
Total distributions	(5.24)	(.03)	-	(8.99)	(5.00)
Net asset value, end of period	$75.76	$77.37	$53.20	$49.87	$71.14
Total Return F	5.38%	45.51%	6.68%	(19.98)%	25.31%
Ratios to Average Net Assets B,G,H
Expenses before reductions	.69%	.77%	.75%	.83%	.63%
Expenses net of fee waivers, if any	.69%	.77%	.75%	.83%	.63%
Expenses net of all reductions, if any	.69%	.77%	.75%	.83%	.63%
Net investment income (loss)	(.26)%	(.08)%	.12% C	(.16)%	(.23)%
Supplemental Data
Net assets, end of period (000 omitted)	$3,877,501	$3,590,305	$2,962,005	$2,772,991	$3,380,836
Portfolio turnover rate I	58 % J	93% J	75% J	74% J	49%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.04 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been .04%.
DThe amount shown reflects reclassifications related to book to tax differences that were made in the year shown.
EAmount represents less than $.005 per share.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
JPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity® Growth Strategies Fund Class K

Years ended November 30,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$78.42	$53.94	$50.50	$71.85	$62.08
Income from Investment Operations
Net investment income (loss) A,B	(.13)	.01	.12 C	(.02)	(.08)
Net realized and unrealized gain (loss)	3.87	24.56	3.32	(12.34)	14.85
Total from investment operations	3.74	24.57	3.44	(12.36)	14.77
Distributions from net investment income	-	(.09) D	-	-	-
Distributions from net realized gain	(5.24)	- D,E	- D	(8.99)	(5.00)
Total distributions	(5.24)	(.09)	-	(8.99)	(5.00)
Net asset value, end of period	$76.92	$78.42	$53.94	$50.50	$71.85
Total Return F	5.45%	45.62%	6.81%	(19.89)%	25.44%
Ratios to Average Net Assets B,G,H
Expenses before reductions	.62%	.69%	.64%	.72%	.52%
Expenses net of fee waivers, if any	.62%	.68%	.63%	.71%	.52%
Expenses net of all reductions, if any	.62%	.68%	.63%	.71%	.52%
Net investment income (loss)	(.18)%	.01%	.23% C	(.05)%	(.13)%
Supplemental Data
Net assets, end of period (000 omitted)	$173,380	$170,619	$196,426	$197,851	$251,424
Portfolio turnover rate I	58 % J	93% J	75% J	74% J	49%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.04 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been .16%.
DThe amount shown reflects reclassifications related to book to tax differences that were made in the year shown.
EAmount represents less than $.005 per share.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
JPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Advisor® Growth Strategies Fund Class I

Years ended November 30,	2025	2024 A
Selected Per-Share Data
Net asset value, beginning of period	$77.37	$67.61
Income from Investment Operations
Net investment income (loss) B,C	(.23)	(.04)
Net realized and unrealized gain (loss)	3.79	9.80
Total from investment operations	3.56	9.76
Distributions from net realized gain	(5.24)	-
Total distributions	(5.24)	-
Net asset value, end of period	$75.69	$77.37
Total Return D,E	5.28%	14.44%
Ratios to Average Net Assets C,F,G
Expenses before reductions	.75%	.77% H,I
Expenses net of fee waivers, if any	.75%	.75% H,I
Expenses net of all reductions, if any	.75%	.75% H,I
Net investment income (loss)	(.31)%	(.33)% H,I
Supplemental Data
Net assets, end of period (000 omitted)	$15,495	$143
Portfolio turnover rate J	58 % K	93% K

AFor the period October 8, 2024 (commencement of sale of shares) through November 30, 2024.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAudit fees are not annualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
KPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Advisor® Growth Strategies Fund Class Z

Years ended November 30,	2025	2024 A
Selected Per-Share Data
Net asset value, beginning of period	$77.39	$67.61
Income from Investment Operations
Net investment income (loss) B,C	(.14)	(.04)
Net realized and unrealized gain (loss)	3.82	9.82
Total from investment operations	3.68	9.78
Distributions from net realized gain	(5.24)	-
Total distributions	(5.24)	-
Net asset value, end of period	$75.83	$77.39
Total Return D,E	5.45%	14.47%
Ratios to Average Net Assets C,F,G
Expenses before reductions	.62%	.82% H,I
Expenses net of fee waivers, if any	.62%	.67% H,I
Expenses net of all reductions, if any	.62%	.67% H,I
Net investment income (loss)	(.19)%	(.50)% H,I
Supplemental Data
Net assets, end of period (000 omitted)	$33,664	$12,148
Portfolio turnover rate J	58 % K	93% K

AFor the period October 8, 2024 (commencement of sale of shares) through November 30, 2024.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAudit fees are not annualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
KPortfolio turnover rate excludes securities received or delivered in-kind.
Notes to Financial Statements

For the period ended November 30, 2025

1. Organization.
Fidelity Growth Strategies Fund (the Fund) is a fund of Fidelity Mt. Vernon Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class M, Class C, Growth Strategies, Class K, Class I and Class Z shares, each of which has equal rights as to assets and voting privileges. Class A, Class M, Class C, Class I and Class Z are Fidelity Advisor classes. Each class has exclusive voting rights with respect to matters that affect that class. Class C shares will automatically convert to Class A shares after a holding period of eight years from the initial date of purchase, with certain exceptions.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of November 30, 2025 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for certain Funds, certain independent Trustees have elected to defer receipt of a portion of their annual compensation. Deferred amounts are invested in affiliated mutual funds, are marked-to-market and remain in a fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees presented below are included in the accompanying Statement of Assets and Liabilities in other receivables and other payables and accrued expenses, as applicable.

Fidelity Growth Strategies Fund	$11,964

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of November 30, 2025, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, redemptions in-kind, losses deferred due to wash sales and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$1,165,635,947
Gross unrealized depreciation	(177,650,005)
Net unrealized appreciation (depreciation)	$987,985,942
Tax Cost	$3,200,921,178

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$66,488,425
Undistributed long-term capital gain	$290,998,730
Net unrealized appreciation (depreciation) on securities and other investments	$987,985,931

The tax character of distributions paid was as follows:

	November 30, 2025	November 30, 2024
Ordinary Income	$-	$ 1,773,643
Long-term Capital Gains	258,140,300	279,265
Total	$258,140,300	$ 2,052,908

New Accounting Pronouncements. FASB Accounting Standards Update (ASU) 2023-07 Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures became effective in this reporting period. ASU 2023-07 enhances segment information disclosure in the notes to financial statements.

In December 2023, the FASB issued ASU 2023-09 Income Taxes (Topic 740): Improvements to Income Tax Disclosures. Effective for annual periods beginning after December 15, 2024, the amendments require greater disaggregation of disclosures related to income taxes paid. The ASU allows for early adoption and amendments should be applied on a prospective basis. Management is currently evaluating the impact of the ASU but does not expect this guidance to materially impact the financial statements.
4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Growth Strategies Fund	2,581,484,838	2,233,787,653

Unaffiliated Redemptions In-Kind. Unaffiliated shareholders redeemed shares in-kind for investments, including accrued interest and cash, if any, are shown in the table below. The total net realized gain or loss on investments delivered through in-kind redemptions is included in the "Net realized gain (loss) on: Redemptions in-kind" line in the accompanying Statement of Operations. The amount of the in-kind redemptions is included in share transactions in the accompanying Statement of Changes in Net Assets. There was no gain or loss for federal income tax purposes.

	Shares	Net realized gain or loss on Affiliated Issuers ($)	Net realized gain or loss on Unaffiliated Issuers ($)	Total net realized gain or loss on Investments ($)	Total Proceeds ($)
Fidelity Growth Strategies Fund	2,719,978	-	146,831,367	146,831,367	202,039,984

Prior Fiscal Year Unaffiliated Redemptions In-Kind. Unaffiliated shareholders redeemed shares in-kind for investments, including accrued interest and cash, if any, are shown in the table below; along with realized gain or loss on investments delivered through in-kind redemptions. The amount of the in-kind redemptions is included in share transactions in the accompanying Statement of Changes in Net Assets. There was no gain or loss for federal income tax purposes.

	Shares	Total net realized gain or loss on Investments ($)	Total Proceeds ($)
Fidelity Growth Strategies Fund	21,670,901	649,710,323	1,321,438,900
5. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee.

The Fund's management contract incorporates a basic fee rate that may vary by class (subject to a performance adjustment). The investment adviser or an affiliate pays certain expenses of managing and operating the Fund out of each class's management fee. Each class of the Fund pays a management fee to the investment adviser. The management fee is calculated and paid to the investment adviser every month. The management fee is determined by calculating a basic fee and then applying a performance adjustment. When determining a class's basic fee, a mandate rate is calculated based on the monthly average net assets of a group of funds advised by FMR within a designated asset class. A discount rate is subtracted from the mandate rate once the Fund's monthly average net assets reach a certain level. The mandate rate and discount rate may vary by class. The annual basic fee rate for a class of shares of the Fund is the lesser of (1) the class's mandate rate reduced by the class's discount rate (if applicable) or (2) the amount set forth in the following table.

Maximum Management Fee Rate %
Class A	.71
Class M	.71
Class C	.71
Growth Strategies	.67
Class K	.56
Class I	.71
Class Z	.56

One-twelfth of the basic fee rate for a class is applied to the average net assets of the class for the month, giving a dollar amount which is the basic fee for the class for that month. A different management fee rate may be applicable to each class of the Fund. The difference between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the Fund's assets, which do not vary by class. For the reporting period, the total annualized management fee rates were as follows:

Total Management Fee Rate %
Class A	.65
Class M	.66
Class C	.65
Growth Strategies	.62
Class K	.55
Class I	.65
Class Z	.54

The performance adjustment rate is calculated monthly by comparing over the performance period the Fund's performance to that of the performance adjustment index listed below. Returns for certain performance adjustment indexes are adjusted for tax withholding rates applicable to U.S. based mutual funds.

Performance Adjustment Index
Fidelity Growth Strategies Fund	Russell Midcap Growth Index

For the purposes of calculating the performance adjustment for the Fund, the Fund's investment performance is based on the performance of Growth Strategies. To the extent that other classes of the Fund have higher expenses, this could result in those classes bearing a larger positive performance adjustment and smaller negative performance adjustment than would be the case if each class's own performance were considered. The performance period is the most recent 36 month period. The maximum annualized performance adjustment rate is ±.20% of the Fund's average net assets over the performance period. The performance adjustment rate is divided by twelve and multiplied by the Fund's average net assets over the performance period, and the resulting dollar amount is proportionately added to or subtracted from a class's basic fee. For the reporting period, the total annual performance adjustment was .06%.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees ($)	Retained by FDC ($)
Class A	- %	.25%	19,160	3,889
Class M	.25%	.25%	5,650	459
Class C	.75%	.25%	8,256	6,419
			33,066	10,767

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC ($)
Class A	17,986
Class M	873
18,859

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount ($)
Fidelity Growth Strategies Fund	33,293

Interfund Lending Program. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the Fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company LLC (FMR), or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from, or lend money to, other participating affiliated funds at rates that are beneficial to both the borrowing and lending fund. Borrowings under the program are generally for temporary or emergency purposes, including meeting fund shareholder redemptions. The interfund loan rate is determined, as specified in the Exemptive Order, by averaging, (1) the higher of the overnight time deposit rate and the current overnight repurchase agreement rate, and (2) a benchmark rate representing the lowest bank loan rate available to the funds. At period end, there were no interfund loans outstanding. Activity in this program during the period for which loans were outstanding was as follows:

	Borrower or Lender	Average Loan Balance ($)	Weighted Average Interest Rate	Interest Expense ($)
Fidelity Growth Strategies Fund	Borrower	15,764,154	4.59%	104,440

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity Growth Strategies Fund	224,933,926	140,959,132	12,038,174
6. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit. The commitment fees are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR plus a .10% spread adjustment, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2026 unless extended or renewed.

Amount ($)
Fidelity Growth Strategies Fund	5,016
7. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, the borrowers provide collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the fair value of the loaned securities during the period of the loan. The fair value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned or gaining access to non-cash collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral less rebates paid to borrowers, plus any premium income received, or for non-cash collateral, fees received from borrowers as compensation for the securities loaned. Securities lending income is reduced by any lending agent fees associated with the loan. Any security lending income earned on investing cash collateral is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Any security lending income earned on non-cash collateral is presented in the Statement of Operations as a component of dividends. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
Fidelity Growth Strategies Fund	7,132	423	-

At period end, the value of any non-cash collateral is presented below. Non-cash collateral is held by a third-party bank for the benefit of a fund and the borrower. A fund is not permitted to sell or re-pledge non-cash collateral except in the event of borrower default, and therefore it is not included in the Schedule of Investments or Statement of Assets and Liabilities.

Amount ($)
Fidelity Growth Strategies Fund	29,313,255
8. Expense Reductions.
During the period the investment adviser or an affiliate reimbursed and/or waived a portion of class-level operating expenses as follows:

Amount ($)
Class A	-
Class M	-
Class C	-
Growth Strategies	1,427
Class K	68
Class I	-
Class Z	5
9. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Year ended November 30, 2025	Year ended November 30, 2024
Fidelity Growth Strategies Fund
Distributions to shareholders
Class A	$35,301	$ -
Class M	21,538	-
Class C	15,039	-
Growth Strategies	245,799,143	1,721,828
Class K	11,426,526	331,077
Class I	14,393	-
Class Z	828,360	-
Total	$258,140,300	$2,052,905
10. Share Transactions.
Share transactions for each class were as follows and may contain in-kind transactions, automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Year ended November 30, 2025	Year ended November 30, 2024 A	Year ended November 30, 2025	Year ended November 30, 2024 A
Fidelity Growth Strategies Fund
Class A
Shares sold	273,786	4,270	$19,943,498	$308,888
Reinvestment of distributions	514	-	35,301	-
Shares redeemed	(34,763)	-	(2,422,933)	-
Net increase (decrease)	239,537	4,270	$17,555,866	$308,888
Class M
Shares sold	30,064	1,920	$2,141,056	$132,740
Reinvestment of distributions	308	-	21,175	-
Shares redeemed	(5,772)	-	(405,863)	-
Net increase (decrease)	24,600	1,920	$1,756,368	$132,740
Class C
Shares sold	29,603	1,479	$2,185,299	$100,000
Reinvestment of distributions	219	-	15,039	-
Shares redeemed	(5,463)	-	(411,920)	-
Net increase (decrease)	24,359	1,479	$1,788,418	$100,000
Growth Strategies
Shares sold	15,291,098	26,416,234	$1,112,219,004	$1,611,260,009
Reinvestment of distributions	3,329,324	28,347	228,891,034	1,607,846
Shares redeemed	(13,839,924)	(35,715,980)	(998,919,415)	(2,190,810,008)
Net increase (decrease)	4,780,498	(9,271,399)	$342,190,623	$(577,942,153)
Class K
Shares sold	953,573	374,380	$70,213,949	$24,212,442
Reinvestment of distributions	163,798	5,763	11,426,526	331,077
Shares redeemed	(1,038,968)	(1,846,320)	(72,536,509)	(114,074,001)
Net increase (decrease)	78,403	(1,466,177)	$9,103,966	$(89,530,482)
Class I
Shares sold	212,906	1,854	$16,325,799	$128,650
Reinvestment of distributions	209	-	14,393	-
Shares redeemed	(10,252)	-	(762,664)	-
Net increase (decrease)	202,863	1,854	$15,577,528	$128,650
Class Z
Shares sold	336,604	156,979	$24,384,819	$12,097,188
Reinvestment of distributions	11,187	-	769,358	-
Shares redeemed	(60,802)	(5)	(4,417,385)	(356)
Net increase (decrease)	286,989	156,974	$20,736,792	$12,096,832

A Share transactions for Class A, Class M, Class C, Class I and Class Z are for the period October 8, 2024 (commencement of sale of shares) through November 30, 2024.
11. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
12. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as public health emergencies, military conflicts, terrorism, government restrictions, political changes, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Fidelity Mt. Vernon Street Trust and Shareholders of Fidelity Growth Strategies Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Fidelity Growth Strategies Fund (one of the funds constituting Fidelity Mt. Vernon Street Trust, referred to hereafter as the "Fund") as of November 30, 2025, the related statement of operations for the year ended November 30, 2025, the statement of changes in net assets for each of the two years in the period ended November 30, 2025, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of November 30, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended November 30, 2025 and the financial highlights for each of the periods indicated therein in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of November 30, 2025 by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.
/s/ PricewaterhouseCoopers LLP
Boston, Massachusetts
January 14, 2026
We have served as the auditor of one or more investment companies in the Fidelity group of funds since 1932.

Distributions
 (Unaudited)
The dividend and capital gains distributions for the fund(s) are available on Fidelity.com or Institutional.Fidelity.com.

The fund hereby designates as a capital gain dividend with respect to the taxable year ended November 30, 2025, $291,084,848, or, if subsequently determined to be different, the net capital gain of such year.

The fund will notify shareholders in January 2026 of amounts for use in preparing 2025 income tax returns.

Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.
Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)
Note: This is not applicable for any fund included in this document.

1.539208.128
FEG-ANN-0126
Fidelity® Growth Company K6 Fund

Annual Report
November 30, 2025
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-835-5092 to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2026 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Consolidated Financial Statements and Consolidated Financial Highlights for Open-End Management Investment Companies (Annual Report)
Fidelity® Growth Company K6 Fund
Consolidated Schedule of Investments November 30, 2025
Showing Percentage of Net Assets
Common Stocks - 97.0%
	Shares	Value ($)
AUSTRALIA - 0.0%
Information Technology - 0.0%
Software - 0.0%
Canva Australia Holdings Pty Ltd Class A (b)(c)(d)	3,905	6,428,177
BELGIUM - 0.1%
Health Care - 0.1%
Pharmaceuticals - 0.1%
AgomAb Therapeutics SA warrants 10/10/2033 (b)(c)(d)	10	0
AgomAb Therapeutics SA warrants 11/4/2034 (b)(c)(d)	10	0
UCB SA	80,707	22,522,432

TOTAL BELGIUM		22,522,432
CANADA - 0.6%
Consumer Discretionary - 0.0%
Textiles, Apparel & Luxury Goods - 0.0%
Canada Goose Holdings Inc Subordinate Voting Shares (c)	302,450	4,239,862
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Cameco Corp (United States) (c)	172,831	15,297,272
Information Technology - 0.3%
Electronic Equipment, Instruments & Components - 0.1%
Celestica Inc (United States) (c)	59,020	20,327,078
IT Services - 0.2%
Shopify Inc Class A (c)	252,169	40,025,479
TOTAL INFORMATION TECHNOLOGY		60,352,557

Materials - 0.3%
Metals & Mining - 0.3%
Agnico Eagle Mines Ltd/CA (United States)	74,279	12,956,486
Barrick Mining Corp	839,949	34,771,227
Franco-Nevada Corp (United States)	42,047	8,823,142
Kinross Gold Corp (United States)	98,237	2,761,442
Novagold Resources Inc (United States) (c)	716,800	7,304,192
		66,616,489
TOTAL CANADA		146,506,180
CHINA - 0.3%
Consumer Discretionary - 0.3%
Broadline Retail - 0.1%
Alibaba Group Holding Ltd ADR	170,102	26,757,045
Hotels, Restaurants & Leisure - 0.2%
Atour Lifestyle Holdings Ltd ADR	450,378	17,281,004
Luckin Coffee Inc ADR (c)	477,061	17,365,020
Trip.com Group Ltd ADR	84,439	5,903,975
		40,549,999
TOTAL CONSUMER DISCRETIONARY		67,307,044

Health Care - 0.0%
Biotechnology - 0.0%
Zai Lab Ltd ADR (c)(e)	136,934	2,794,823
TOTAL CHINA		70,101,867
DENMARK - 0.1%
Health Care - 0.1%
Biotechnology - 0.1%
Ascendis Pharma A/S ADR (c)	16,688	3,543,363
Zealand Pharma A/S (c)	236,622	18,984,906
		22,528,269
Pharmaceuticals - 0.0%
Novo Nordisk A/S Class B ADR	1,077	53,150
TOTAL DENMARK		22,581,419
FINLAND - 0.2%
Information Technology - 0.2%
Communications Equipment - 0.2%
Nokia Oyj ADR	9,330,715	56,730,747
FRANCE - 0.0%
Health Care - 0.0%
Biotechnology - 0.0%
Abivax SA ADR (c)	90,020	11,237,197
Health Care Technology - 0.0%
DNA Script SAS (b)(c)(d)	439	8,650
DNA Script SAS (b)(c)(d)	115	2,261
		10,911
TOTAL FRANCE		11,248,108
GERMANY - 0.1%
Consumer Discretionary - 0.0%
Textiles, Apparel & Luxury Goods - 0.0%
adidas AG	11	2,049
Birkenstock Holding Plc (c)	22,761	986,234
		988,283
Health Care - 0.1%
Biotechnology - 0.1%
BioNTech SE ADR (c)	157,436	16,239,523
TOTAL GERMANY		17,227,806
HONG KONG - 0.0%
Financials - 0.0%
Capital Markets - 0.0%
Futu Holdings Ltd Class A ADR	35,700	6,056,862
INDIA - 0.2%
Consumer Discretionary - 0.1%
Broadline Retail - 0.1%
Meesho	9,282,542	11,530,979
Hotels, Restaurants & Leisure - 0.0%
MakeMyTrip Ltd (c)	116,633	8,326,430
Specialty Retail - 0.0%
Lenskart Solutions Ltd (f)	91,446	420,050
Lenskart Solutions Ltd (f)	91,445	420,046
Lenskart Solutions Ltd (c)	16,491	75,750
		915,846
TOTAL CONSUMER DISCRETIONARY		20,773,255

Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Reliance Industries Ltd	370,892	6,506,258
Financials - 0.1%
Banks - 0.1%
HDFC Bank Ltd ADR	430,338	15,845,045
Financial Services - 0.0%
Jio Financial Services Ltd	625,046	2,141,872
TOTAL FINANCIALS		17,986,917

Industrials - 0.0%
Air Freight & Logistics - 0.0%
Delhivery Ltd (c)	486,000	2,318,067
TOTAL INDIA		47,584,497
IRELAND - 0.1%
Health Care - 0.1%
Biotechnology - 0.0%
Prothena Corp PLC (c)	433,409	4,659,147
Pharmaceuticals - 0.1%
GH Research PLC (c)(e)	542,495	8,224,224
TOTAL IRELAND		12,883,371
ISRAEL - 0.1%
Consumer Staples - 0.1%
Personal Care Products - 0.1%
Oddity Tech Ltd Class A (c)	288,416	12,476,876
Financials - 0.0%
Capital Markets - 0.0%
Etoro Group Ltd Class A	23,075	968,458
Information Technology - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
Xsight Labs Ltd warrants 7/24/2032 (b)(c)	107,673	150,742
TOTAL ISRAEL		13,596,076
ITALY - 0.0%
Industrials - 0.0%
Passenger Airlines - 0.0%
Ryanair Holdings PLC ADR	16,015	1,091,582
Information Technology - 0.0%
Software - 0.0%
Bending Spoons SpA Class C (b)(d)	16,400	1,460,343
TOTAL ITALY		2,551,925
JAPAN - 0.2%
Consumer Discretionary - 0.0%
Broadline Retail - 0.0%
Rakuten Group Inc (c)	130,000	794,373
Industrials - 0.1%
Machinery - 0.1%
Mitsubishi Heavy Industries Ltd	611,211	15,481,489
Information Technology - 0.1%
Semiconductors & Semiconductor Equipment - 0.1%
Allegro MicroSystems Inc (c)	157,761	4,210,641
Kioxia Holdings Corp (c)(e)	362,649	21,837,179
		26,047,820
TOTAL JAPAN		42,323,682
KOREA (SOUTH) - 0.0%
Information Technology - 0.0%
Technology Hardware, Storage & Peripherals - 0.0%
Samsung Electronics Co Ltd	73,705	5,072,929
MEXICO - 0.0%
Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
BBB Foods Inc Class A (c)	243,767	7,941,929
NETHERLANDS - 0.9%
Health Care - 0.9%
Biotechnology - 0.8%
Argenx SE ADR (c)	177,723	162,079,822
Pharmaceuticals - 0.1%
Pharvaris NV (c)	375,400	10,653,852
TOTAL HEALTH CARE		172,733,674

Information Technology - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
ASML Holding NV depository receipt	2,287	2,424,220
TOTAL NETHERLANDS		175,157,894
POLAND - 0.0%
Consumer Discretionary - 0.0%
Specialty Retail - 0.0%
CCC SA (c)(e)	248,399	9,195,803
RUSSIA - 0.0%
Consumer Discretionary - 0.0%
Broadline Retail - 0.0%
Ozon Holdings PLC ADR (b)(c)(e)	3,500	0
SWITZERLAND - 0.6%
Consumer Discretionary - 0.5%
Textiles, Apparel & Luxury Goods - 0.5%
On Holding AG Class A (c)	2,162,240	95,116,938
Health Care - 0.1%
Biotechnology - 0.0%
CRISPR Therapeutics AG (c)(e)	173,629	9,283,943
Idorsia Ltd (c)	1,368,817	5,462,655
		14,746,598
Pharmaceuticals - 0.1%
Galderma Group AG	79,802	15,898,792
TOTAL HEALTH CARE		30,645,390

Information Technology - 0.0%
Electronic Equipment, Instruments & Components - 0.0%
TE Connectivity PLC	3,161	714,860
TOTAL SWITZERLAND		126,477,188
TAIWAN - 0.2%
Information Technology - 0.2%
Semiconductors & Semiconductor Equipment - 0.2%
Silicon Motion Technology Corp ADR	40,676	3,618,537
Taiwan Semiconductor Manufacturing Co Ltd ADR	156,032	45,484,888

TOTAL TAIWAN		49,103,425
UNITED KINGDOM - 0.1%
Financials - 0.0%
Capital Markets - 0.0%
3i Group PLC	222,672	9,308,234
Financial Services - 0.0%
Revolut Group Holdings Ltd (b)(d)	2,668	3,610,097
TOTAL FINANCIALS		12,918,331

Health Care - 0.1%
Biotechnology - 0.1%
Immunocore Holdings PLC ADR (c)	336,843	13,305,299
TOTAL UNITED KINGDOM		26,223,630
UNITED STATES - 93.2%
Communication Services - 15.2%
Diversified Telecommunication Services - 0.1%
Cogent Communications Holdings Inc	63,380	1,209,290
Lumen Technologies Inc (c)	1,566,631	12,705,378
		13,914,668
Entertainment - 1.8%
Netflix Inc (c)	2,857,210	307,378,652
ROBLOX Corp Class A (c)	760,423	72,262,998
Roku Inc Class A (c)	107,352	10,390,600
Spotify Technology SA (c)	28,344	16,974,371
Walt Disney Co/The	140	14,626
		407,021,247
Interactive Media & Services - 13.1%
Alphabet Inc Class A	4,017,286	1,286,254,632
Alphabet Inc Class C	1,695,353	542,716,402
Epic Games Inc (b)(c)(d)	5,000	3,250,450
Meta Platforms Inc Class A	1,767,484	1,145,241,258
Reddit Inc Class A (c)	102,649	22,220,429
Reddit Inc Class B (c)	51,402	11,126,991
		3,010,810,162
Media - 0.0%
Comcast Corp Class A	104,522	2,789,692
Trade Desk Inc (The) Class A (c)	26,572	1,051,188
		3,840,880
Wireless Telecommunication Services - 0.2%
T-Mobile US Inc	263,219	55,015,403
TOTAL COMMUNICATION SERVICES		3,490,602,360

Consumer Discretionary - 11.5%
Automobiles - 1.9%
Rad Power Bikes Inc (b)(c)(d)	171,416	1
Rad Power Bikes Inc warrants 10/6/2033 (b)(c)(d)	280,502	3
Rivian Automotive Inc Class A (c)	90,814	1,531,124
Tesla Inc (c)	1,003,510	431,679,897
		433,211,025
Broadline Retail - 5.7%
Amazon.com Inc (c)	5,284,151	1,232,369,697
Ollie's Bargain Outlet Holdings Inc (c)	652,666	80,349,711
		1,312,719,408
Hotels, Restaurants & Leisure - 0.8%
Airbnb Inc Class A (c)	71,925	8,414,506
Black Rock Coffee Bar Inc Class A	49,921	1,135,703
Booking Holdings Inc	13,381	65,763,467
Brinker International Inc (c)	109,670	16,866,149
Chipotle Mexican Grill Inc (c)	479,395	16,548,715
DoorDash Inc Class A (c)	63,505	12,597,487
Expedia Group Inc Class A	2,101	537,205
Marriott International Inc/MD Class A1	93,375	28,459,766
McDonald's Corp	833	259,746
Shake Shack Inc Class A (c)	26,512	2,319,270
Sonder Holdings Inc Stage 1 rights (b)(c)	5,104	0
Sonder Holdings Inc Stage 2 rights (b)(c)	5,104	0
Sonder Holdings Inc Stage 3 rights (b)(c)	5,104	0
Sonder Holdings Inc Stage 4 rights (b)(c)	5,104	0
Sonder Holdings Inc Stage 5 rights (b)(c)	5,103	0
Sonder Holdings Inc Stage 5 rights (b)(c)	5,102	0
Starbucks Corp	185,337	16,144,706
Viking Holdings Ltd (c)	73,701	4,921,753
Wingstop Inc (e)	18,188	4,814,909
		178,783,382
Household Durables - 0.4%
DR Horton Inc	61,097	9,715,034
Garmin Ltd	128,332	25,065,806
Lennar Corp Class A	77,440	10,167,872
SharkNinja Inc (c)	266,666	26,018,602
Somnigroup International Inc	166,565	15,244,029
Toll Brothers Inc	63,077	8,820,057
		95,031,400
Leisure Products - 0.0%
Peloton Interactive Inc Class A (c)	228,047	1,548,439
Specialty Retail - 2.2%
Carvana Co Class A (c)	90,974	34,069,763
Dick's Sporting Goods Inc	140,611	29,046,014
Fanatics Inc Class A (b)(c)(d)	204,775	16,382,000
Floor & Decor Holdings Inc Class A (c)	63,802	4,059,083
Home Depot Inc/The	312,099	111,394,375
Lowe's Cos Inc	77,035	18,679,447
Revolve Group Inc Class A (c)	651,410	15,744,580
RH (c)	18,401	2,899,814
Ross Stores Inc	56,683	9,996,614
TJX Cos Inc/The	780,144	118,519,476
Wayfair Inc Class A (c)	1,279,238	141,739,570
		502,530,736
Textiles, Apparel & Luxury Goods - 0.5%
Deckers Outdoor Corp (c)	965,619	85,003,441
Lululemon Athletica Inc (c)	51,047	9,401,836
NIKE Inc Class B	224,354	14,499,999
VF Corp	160,940	2,816,450
		111,721,726
TOTAL CONSUMER DISCRETIONARY		2,635,546,116

Consumer Staples - 2.0%
Beverages - 0.6%
Celsius Holdings Inc (c)	39,339	1,610,539
Coca-Cola Co/The	1,304,382	95,376,412
Keurig Dr Pepper Inc	526,234	14,681,929
Monster Beverage Corp (c)	123,851	9,287,586
PepsiCo Inc	76,192	11,332,798
		132,289,264
Consumer Staples Distribution & Retail - 0.5%
Costco Wholesale Corp	103,653	94,696,345
Kroger Co/The	124,244	8,359,136
Maplebear Inc (c)	24,126	1,013,533
Sprouts Farmers Market Inc (c)	18,500	1,550,485
Target Corp	87,605	7,938,765
Walmart Inc	112,869	12,473,153
		126,031,417
Food Products - 0.0%
Bunge Global SA	32,508	3,123,044
Hershey Co/The	11,962	2,249,812
Mondelez International Inc	83,047	4,781,016
		10,153,872
Household Products - 0.1%
Church & Dwight Co Inc	13,871	1,181,254
Clorox Co/The	7,834	845,602
Colgate-Palmolive Co	98,262	7,899,282
Procter & Gamble Co/The	82,962	12,291,650
		22,217,788
Personal Care Products - 0.0%
Beauty Health Co/The (c)(d)	428,643	634,392
Beauty Health Co/The Class A (c)(e)	1,290,919	1,910,560
Kenvue Inc	174,844	3,033,543
		5,578,495
Tobacco - 0.8%
JUUL Labs Inc Class A (b)(c)(d)	4,278,644	8,120,738
Philip Morris International Inc	919,794	144,849,160
		152,969,898
TOTAL CONSUMER STAPLES		449,240,734

Energy - 0.2%
Energy Equipment & Services - 0.0%
Baker Hughes Co Class A	16,002	803,300
Halliburton Co	24,829	651,016
		1,454,316
Oil, Gas & Consumable Fuels - 0.2%
EOG Resources Inc	8,322	897,527
EQT Corp	191,122	11,631,685
Range Resources Corp	386,290	15,254,592
Valero Energy Corp	51,097	9,031,906
		36,815,710
TOTAL ENERGY		38,270,026

Financials - 3.7%
Banks - 0.5%
Bank of America Corp	713,945	38,303,149
JPMorgan Chase & Co	130,123	40,738,910
Wells Fargo & Co	371,937	31,930,791
		110,972,850
Capital Markets - 1.0%
Blackrock Inc	27,162	28,446,763
Goldman Sachs Group Inc/The	33,397	27,587,257
Robinhood Markets Inc Class A (c)	1,334,902	171,521,558
		227,555,578
Consumer Finance - 0.0%
American Express Co	38,415	14,031,847
Figure Technology Solutions Inc Class A (e)	33,262	1,205,415
		15,237,262
Financial Services - 2.2%
Apollo Global Management Inc	123,072	16,227,043
Block Inc Class A (c)	36,818	2,459,442
Mastercard Inc Class A	366,615	201,832,556
Saluda Medical Inc (c)(d)	94,932	1,648,159
Saluda Medical Inc depository receipt	578,602	1,004,538
Saluda Medical Inc warrants 1/20/2027 (c)(d)	451	0
Toast Inc Class A (c)	515,603	17,628,467
Visa Inc Class A	784,407	262,337,078
		503,137,283
TOTAL FINANCIALS		856,902,973

Health Care - 9.8%
Biotechnology - 5.9%
AbbVie Inc	131,714	29,991,278
Absci Corp (c)(e)	2,265,302	7,181,007
Akouos Inc (b)(c)	338,256	64,269
Alnylam Pharmaceuticals Inc (c)	370,108	167,003,833
Amgen Inc	115,028	39,737,573
Antares Therapeutics Inc (b)	49,923	41,435
Apogee Therapeutics Inc (c)	513,362	36,946,663
Arcellx Inc (c)	177,590	12,912,569
ArriVent Biopharma Inc (c)	93,447	2,143,674
Arrowhead Pharmaceuticals Inc (c)	569,115	29,992,361
aTyr Pharma Inc (c)(e)	1,379,610	1,076,786
Beam Therapeutics Inc (c)	928,133	23,509,609
BeOne Medicines Ltd ADR (c)	180,928	61,625,886
Biogen Inc (c)	13,500	2,458,215
Biohaven Ltd (c)	45,972	461,099
Biomea Fusion Inc (c)(e)	934,032	1,018,095
Biomea Fusion Inc warrants 12/20/2026 (c)	235,800	5,122
Boundless Bio Inc (c)	234,026	273,810
CAMP4 Therapeutics Corp (d)	125,157	475,597
CAMP4 Therapeutics Corp (c)(e)	31,449	119,506
Candel Therapeutics Inc (c)	272,997	1,302,196
Caris Life Sciences Inc (f)	201,542	5,145,367
Caris Life Sciences Inc (c)	141,528	3,613,210
Cartesian Therapeutics Inc (c)	108,220	810,568
Cibus Inc Class A (c)(e)	685,539	932,333
Crescent Biopharma Inc (c)(d)	105,811	1,592,456
Day One Biopharmaceuticals Inc (c)	330,883	3,140,080
Denali Therapeutics Inc (c)	428,001	8,333,179
Dianthus Therapeutics Inc (c)	332,658	14,630,299
Disc Medicine Inc (c)	10,000	933,600
Dyne Therapeutics Inc (c)	380,708	8,337,505
Foghorn Therapeutics Inc (c)	518,218	2,461,536
Ideaya Biosciences Inc (c)	1,271,499	45,290,794
Immuneering Corp (c)(e)	796,000	6,097,360
Immunome Inc (c)(e)	1,166,776	21,492,014
Immunovant Inc (c)	1,427,269	34,468,546
Insmed Inc (c)	111,949	23,259,644
Ionis Pharmaceuticals Inc (c)	2,349,093	194,340,464
Jade Biosciences Inc	168,225	2,156,645
Jade Biosciences Inc (c)(d)	139,032	1,782,390
Krystal Biotech Inc (c)	224,422	48,923,996
Kymera Therapeutics Inc (c)	487,811	33,112,611
Moderna Inc (c)	855,082	22,215,030
Nurix Therapeutics Inc (c)	166,996	2,952,489
Nuvalent Inc Class A (c)	531,605	58,131,007
Odyssey Therapeutics Inc warrants (b)(c)	526,342	531,605
ORIC Pharmaceuticals Inc (c)(e)	238,575	2,834,271
Oruka Therapeutics Inc (c)(d)	102,303	3,079,321
Oruka Therapeutics Inc (c)	96,824	2,914,402
Praxis Precision Medicines Inc (c)	20,100	3,948,846
Recursion Pharmaceuticals Inc Class A (c)(e)	469,290	2,172,813
Regeneron Pharmaceuticals Inc	29,349	22,897,796
Revolution Medicines Inc (c)	711,756	55,346,147
Roivant Sciences Ltd (c)	5,665,022	117,889,108
Sana Biotechnology Inc (c)(e)	3,194,388	13,735,868
Scholar Rock Holding Corp (c)	1,151,992	50,756,768
Scholar Rock Holding Corp warrants 12/31/2025 (c)(d)	39,325	1,444,523
Sigilon Therapeutics Inc rights (b)(c)	8,716	76,526
Spyre Therapeutics Inc (c)	682,258	20,467,740
Summit Therapeutics Inc (c)	659,028	11,790,011
Taysha Gene Therapies Inc (c)	1,420,520	6,733,265
Tectonic Therapeutic Inc (c)(e)	249,938	5,358,671
UNITY Biotechnology Inc warrants 8/22/2027 (b)(c)	712,537	6
Upstream Bio Inc (c)	95,251	2,724,179
Vaxcyte Inc (c)	201,251	9,984,062
Vera Therapeutics Inc Class A (c)	232,418	7,844,108
Vertex Pharmaceuticals Inc (c)	44,619	19,347,245
Viking Therapeutics Inc (c)	559	20,576
		1,324,391,563
Health Care Equipment & Supplies - 0.6%
Abbott Laboratories	33,072	4,262,981
Blink Health LLC Class A1 (b)(c)(d)	85,627	2,871,073
Boston Scientific Corp (c)	98,788	10,034,885
Ceribell Inc (c)	70,362	1,194,043
Dexcom Inc (c)	88,564	5,621,157
GE HealthCare Technologies Inc	60,238	4,818,438
Intuitive Surgical Inc (c)	126,907	72,778,626
Medical Microinstruments Inc/Italy warrants 2/16/2031 (b)(c)(d)	3,611	43,693
Novocure Ltd (c)	1,758,255	22,523,247
PROCEPT BioRobotics Corp (c)(e)	328,689	10,412,868
		134,561,011
Health Care Providers & Services - 0.3%
Alignment Healthcare Inc (c)	333,418	6,404,960
Blue Marlin Therapeutics, Inc. (b)	243	15,188
Cardinal Health Inc	43,298	9,190,433
CVS Health Corp	313,055	25,157,100
HCA Healthcare Inc	11,100	5,642,019
McKesson Corp	27,756	24,456,367
Omada Health Inc (f)	212,183	3,974,188
Omada Health Inc (e)	43,835	821,029
Scorpion Therapeutics Inc (b)(d)	792,406	269,418
Scorpion Therapeutics Inc (b)(d)	792,406	8
Scorpion Therapeutics Inc rights (b)(c)(d)	792,406	451,671
		76,382,381
Health Care Technology - 0.0%
HeartFlow Inc (f)	97,802	3,154,115
HeartFlow Inc	52,869	1,705,025
Prognomiq Inc (b)(c)(d)	30,664	2,145
Wugen Inc warrants 8/22/2035 (b)(c)(d)	91,361	158,055
		5,019,340
Life Sciences Tools & Services - 0.1%
10X Genomics Inc Class A (c)	3,000	56,429
Danaher Corp	23,748	5,385,571
Thermo Fisher Scientific Inc	38,073	22,494,671
		27,936,671
Pharmaceuticals - 2.9%
Adimab LLC (b)(c)(d)(g)	196,899	2,695,548
Adimab LLC (b)(c)(d)(g)	196,899	939,208
Amylyx Pharmaceuticals Inc (c)	99,495	1,490,435
Atea Pharmaceuticals Inc (c)	999,854	3,099,547
Bristol-Myers Squibb Co	112,580	5,538,936
Crinetics Pharmaceuticals Inc (c)	167,425	7,627,883
Dragonfly Therapeutics Inc (b)(c)(d)	31,376	1,057,685
Eli Lilly & Co	487,831	524,647,606
Harmony Biosciences Holdings Inc (c)	202,406	7,142,908
LENZ Therapeutics Inc (c)(e)	323,537	9,874,349
Lexicon Pharmaceuticals Inc (c)(e)	3,844,472	5,497,595
Maze Therapeutics Inc	28,268	1,067,117
Nuvation Bio Inc Class A (c)	4,837,723	38,846,916
Ocular Therapeutix Inc (c)	2,672,977	32,476,671
Optinose Inc (b)	120,082	1
Optinose Inc warrants 11/23/2027 (b)(c)	231,338	2
Pfizer Inc	23,506	605,044
Pfizer Inc rights (b)(c)	1,110,156	5,439,765
Rapport Therapeutics Inc (c)	634,670	18,856,046
Roche Holding AG rights (b)(c)	1,208,256	2,005,705
Sienna Biopharmaceuticals Inc (b)(c)	384,446	38
Skyhawk Therapeutics Inc (b)(c)(d)	127,580	1,844,807
Tarsus Pharmaceuticals Inc (c)	47,636	3,808,975
		674,562,787
TOTAL HEALTH CARE		2,242,853,753

Industrials - 2.7%
Aerospace & Defense - 0.9%
Anduril Industries Inc Class B (b)(d)	2,199	94,117
Anduril Industries Inc Class C (b)(d)	1	43
Beta Technologies Inc (f)	396,804	10,820,846
Beta Technologies Inc Class A (c)	234,661	6,399,205
Boeing Co (c)	124,630	23,555,070
GE Aerospace	207,543	61,941,208
Space Exploration Technologies Corp (b)(c)(d)	427,741	90,681,092
Space Exploration Technologies Corp Class C (b)(c)(d)	59,083	12,525,596
		206,017,177
Air Freight & Logistics - 0.0%
United Parcel Service Inc Class B	20,319	1,946,357
Construction & Engineering - 0.1%
Comfort Systems USA Inc	12,674	12,381,738
Fluor Corp (c)	47,480	2,038,316
Quanta Services Inc	27,716	12,884,614
		27,304,668
Electrical Equipment - 0.5%
Eaton Corp PLC	96,506	33,380,460
Emerson Electric Co	45,886	6,120,275
GE Vernova Inc	83,738	50,223,541
Vertiv Holdings Co Class A	90,465	16,259,274
		105,983,550
Ground Transportation - 0.4%
Avis Budget Group Inc (c)(e)	36,028	4,895,485
Uber Technologies Inc (c)	872,202	76,352,563
		81,248,048
Industrial Conglomerates - 0.1%
3M Co	42,130	7,248,467
Honeywell International Inc	57,479	11,046,889
		18,295,356
Machinery - 0.2%
Caterpillar Inc	62,961	36,250,425
Illinois Tool Works Inc	43,761	10,908,742
		47,159,167
Passenger Airlines - 0.5%
Alaska Air Group Inc (c)	23,442	1,004,724
Delta Air Lines Inc	566,291	36,299,253
Southwest Airlines Co	258,887	9,011,856
United Airlines Holdings Inc (c)	727,066	74,131,650
		120,447,483
Professional Services - 0.0%
Paylocity Holding Corp (c)	22,919	3,376,656
TOTAL INDUSTRIALS		611,778,462

Information Technology - 47.7%
Communications Equipment - 2.1%
Arista Networks Inc (c)	262,669	34,325,585
Ciena Corp (c)	1,917,670	391,607,391
Lumentum Holdings Inc (c)	187,994	61,128,129
		487,061,105
Electronic Equipment, Instruments & Components - 0.6%
Coherent Corp (c)	502,137	82,481,024
Corning Inc	711,862	59,938,780
		142,419,804
IT Services - 1.0%
Akamai Technologies Inc (c)	25,719	2,302,365
Cloudflare Inc Class A (c)	680,937	136,330,398
CoreWeave Inc Class A (c)	456,375	33,370,140
CoreWeave Inc Class A (h)	45,640	3,337,197
IBM Corporation	23,786	7,339,884
Kyndryl Holdings Inc (c)	135,168	3,491,389
MongoDB Inc Class A (c)	8,568	2,847,746
Okta Inc Class A (c)	92,062	7,395,340
Snowflake Inc (c)	53,102	13,341,346
X.Ai Holdings Corp Class A (b)(d)	133,653	9,366,402
		219,122,207
Semiconductors & Semiconductor Equipment - 22.3%
Advanced Micro Devices Inc (c)	320,176	69,647,885
Applied Materials Inc	74,689	18,840,300
ARM Holdings PLC ADR (c)	18,542	2,513,553
Astera Labs Inc (c)	725,198	114,269,449
Broadcom Inc	2,233,189	899,885,839
Cirrus Logic Inc (c)	73	8,784
First Solar Inc (c)	10,531	2,874,121
GlobalFoundries Inc (c)	226,072	8,102,420
Impinj Inc (c)	256,480	44,081,218
Intel Corp (c)	125,500	5,090,280
KLA Corp	49,282	57,929,513
Lam Research Corp	163,369	25,485,564
Marvell Technology Inc	717,724	64,164,526
Micron Technology Inc	8,319	1,967,276
Monolithic Power Systems Inc	21,039	19,527,769
NVIDIA Corp	20,105,580	3,558,687,660
ON Semiconductor Corp (c)	219,773	11,041,396
QUALCOMM Inc	114,353	19,221,596
Silicon Laboratories Inc (c)	493,183	62,920,287
SiTime Corp (c)	248,594	74,006,434
Teradyne Inc	141,659	25,766,356
Texas Instruments Inc	60,725	10,218,196
		5,096,250,422
Software - 10.4%
Adobe Inc (c)	36,717	11,754,213
AppLovin Corp Class A (c)	350,631	210,196,272
Asapp Inc warrants 8/28/2028 (b)(c)(d)	351,555	239,057
Atlassian Corp Class A (c)	9,566	1,430,308
Autodesk Inc (c)	55,945	16,970,356
Celestial AI Inc (b)(d)	13,193	243,147
Circle Internet Group Inc Class A	61,814	4,940,793
Confluent Inc Class A (c)	181,572	4,039,977
Crowdstrike Holdings Inc Class A (c)	108,020	54,999,463
Datadog Inc Class A (c)	111,929	17,909,759
Docusign Inc (c)	20,366	1,412,382
Elastic NV (c)	38,407	2,708,846
Figma Inc Class A	129,465	4,656,856
HubSpot Inc (c)	26,048	9,567,951
Intuit Inc	74,642	47,328,999
Microsoft Corp	2,467,215	1,213,894,453
Netskope Inc Class A (c)	63,306	1,163,564
Nutanix Inc Class A (c)	3,910,690	186,930,982
Openai Group Pbc Class A (b)(d)	5,300	2,303,062
Oracle Corp	2,000,001	403,900,202
Palantir Technologies Inc Class A (c)	124,859	21,032,499
Palo Alto Networks Inc (c)	27,390	5,207,661
Rubrik Inc Class A (c)	151,968	10,534,422
Salesforce Inc	21,909	5,050,901
SentinelOne Inc Class A (c)	69,708	1,129,967
Servicenow Inc (c)	86,089	69,939,564
Stripe Inc Class B (b)(c)(d)	38,500	1,594,670
Via Transportation Inc (c)	20,875	727,076
Workday Inc Class A (c)	40,448	8,721,398
Zoom Communications Inc Class A (c)	416,547	35,389,833
Zscaler Inc (c)	142,049	35,725,324
		2,391,643,957
Technology Hardware, Storage & Peripherals - 11.3%
Apple Inc	6,132,113	1,709,939,710
Pure Storage Inc Class A (c)	4,901,929	436,075,604
Sandisk Corp/DE	1,809,258	403,971,126
Western Digital Corp	112,788	18,421,664
		2,568,408,104
TOTAL INFORMATION TECHNOLOGY		10,904,905,599

Materials - 0.2%
Chemicals - 0.0%
Corteva Inc	90,035	6,074,661
Farmers Business Network Inc (b)(c)	9,829	11,795
Farmers Business Network Inc warrants 9/27/2033 (b)(c)(d)	993,920	1,182,765
Mosaic Co/The	109,824	2,689,590
Solstice Advanced Materials Inc	15,119	720,874
		10,679,685
Construction Materials - 0.0%
James Hardie Industries PLC (c)	126,698	2,506,086
Metals & Mining - 0.2%
Freeport-McMoRan Inc	1,012,683	43,525,116
TOTAL MATERIALS		56,710,887

Real Estate - 0.2%
Health Care REITs - 0.0%
Welltower Inc	45,356	9,444,026
Real Estate Management & Development - 0.1%
CBRE Group Inc Class A (c)	82,929	13,420,400
Zillow Group Inc Class C (c)	189,359	14,084,523
		27,504,923
Specialized REITs - 0.1%
American Tower Corp	69,714	12,637,057
Equinix Inc	6,581	4,957,533
		17,594,590
TOTAL REAL ESTATE		54,543,539

TOTAL UNITED STATES		21,341,354,449
TOTAL COMMON STOCKS (Cost $9,872,861,770)		22,218,870,396

Convertible Corporate Bonds - 0.0%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.0%
Consumer Discretionary - 0.0%
Automobiles - 0.0%
Neutron Holdings Inc 4% 5/22/2027 (b)(d)	310,600	1,392,730
Neutron Holdings Inc 4% 6/12/2027 (b)(d)	82,200	368,585
Neutron Holdings Inc 8% 10/29/2026 (b)(d)(i)	2,430,728	4,335,446
		6,096,761
Health Care - 0.0%
Health Care Equipment & Supplies - 0.0%
Kardium Inc/Us 10% 12/31/2026 (b)(d)	878,003	1,032,093
Health Care Technology - 0.0%
Wugen Inc 0% 12/31/2199 (b)(d)(j)	515,072	545,770
Pharmaceuticals - 0.0%
Galvanize Therapeutics 10% 2/28/2027 (b)(d)	576,493	736,585
TOTAL HEALTH CARE		2,314,448

Information Technology - 0.0%
Electronic Equipment, Instruments & Components - 0.0%
Enevate Corp 10% 5/12/2199 (b)(d)	11,723	7,044
Software - 0.0%
Evozyne Inc 6% 9/13/2028 pay-in-kind (b)(d)	1,679,667	1,955,973
TOTAL INFORMATION TECHNOLOGY		1,963,017

Materials - 0.0%
Chemicals - 0.0%
Farmers Business Network Inc 15% 12/31/2199 (b)(d)	1,143,008	837,025
TOTAL UNITED STATES		11,211,251
TOTAL CONVERTIBLE CORPORATE BONDS (Cost $7,895,517)		11,211,251

Convertible Preferred Stocks - 2.9%
	Shares	Value ($)
AUSTRALIA - 0.0%
Information Technology - 0.0%
Software - 0.0%
Canva Australia Holdings Pty Ltd Series A (b)(c)(d)	1,477	2,431,349
Canva Australia Holdings Pty Ltd Series A2 (b)(c)(d)	268	441,165

TOTAL AUSTRALIA		2,872,514
BELGIUM - 0.0%
Health Care - 0.0%
Pharmaceuticals - 0.0%
AgomAb Therapeutics SA Series C (b)(c)(d)	15,098	4,481,176
AgomAb Therapeutics SA Series D (b)(c)(d)	3,260	995,693

TOTAL BELGIUM		5,476,869
CANADA - 0.0%
Health Care - 0.0%
Biotechnology - 0.0%
Deep Genomics Inc Series C (b)(c)(d)	155,443	2,034,749
Information Technology - 0.0%
Software - 0.0%
Taalas Inc Series B (b)(d)	30,000	1,658,100
TOTAL CANADA		3,692,849
CHINA - 0.1%
Communication Services - 0.1%
Interactive Media & Services - 0.1%
Bytedance Ltd Series E1 (b)(c)(d)	49,039	11,759,062
DENMARK - 0.0%
Health Care - 0.0%
Biotechnology - 0.0%
Galecto Inc Series C	279	4,960,620
ESTONIA - 0.0%
Information Technology - 0.0%
Software - 0.0%
Bolt Technology OU Series E (b)(c)(d)	17,815	3,985,698
FINLAND - 0.2%
Health Care - 0.2%
Health Care Technology - 0.2%
Oura Health Oy Series D (b)(d)	325,076	17,414,321
Oura Health Oy Series E (b)(d)	570,150	30,542,936

TOTAL FINLAND		47,957,257
FRANCE - 0.0%
Health Care - 0.0%
Health Care Technology - 0.0%
DNA Script SAS Series B (b)(c)(d)	6	148
DNA Script SAS Series C (b)(c)(d)	2,549	507,369

TOTAL FRANCE		507,517
ISRAEL - 0.0%
Health Care - 0.0%
Health Care Equipment & Supplies - 0.0%
InSightec Ltd Series G (b)(c)(d)	2,718,923	1,903,246
Industrials - 0.0%
Electrical Equipment - 0.0%
Element Labs Inc Series A (b)(d)	166,900	1,318,510
Element Labs Inc Series B (b)(d)	155,700	1,367,046
		2,685,556
Information Technology - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
Xsight Labs Ltd Series D (b)(c)(d)	122,201	180,857
Xsight Labs Ltd Series F (b)(d)	358,909	1,511,007
		1,691,864
TOTAL ISRAEL		6,280,666
UNITED KINGDOM - 0.0%
Health Care - 0.0%
Biotechnology - 0.0%
Quell Therapeutics Ltd Series B (b)(c)(d)	822,639	1,892,070
Information Technology - 0.0%
Software - 0.0%
NScale Global Holdings Ltd Series B (b)(d)	5,300	2,013,364
TOTAL UNITED KINGDOM		3,905,434
UNITED STATES - 2.6%
Consumer Discretionary - 0.0%
Automobiles - 0.0%
Rad Power Bikes Inc Series A (b)(c)(d)	22,348	0
Rad Power Bikes Inc Series C (b)(c)(d)	87,936	0
Rad Power Bikes Inc Series D (b)(c)(d)	219,600	2
Waymo LLC Series A2 (b)(c)(d)	6,592	482,205
Waymo LLC Series C2 (b)(c)(d)	18,943	1,634,023
		2,116,230
Hotels, Restaurants & Leisure - 0.0%
Discord Inc Series I (b)(c)(d)	1,400	356,944
Textiles, Apparel & Luxury Goods - 0.0%
Freenome Holdings Inc Series C (b)(c)(d)	141,369	418,453
Freenome Holdings Inc Series D (b)(c)(d)	125,665	371,968
Laronde Inc Series B (b)(c)(d)	81,282	1,949,955
		2,740,376
TOTAL CONSUMER DISCRETIONARY		5,213,550

Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
GoBrands Inc Series G (b)(c)(d)	19,907	814,993
GoBrands Inc Series H (b)(c)(d)	20,720	1,086,764
		1,901,757
Food Products - 0.0%
AgBiome LLC Series D (b)(c)(d)	511,821	5,118
TOTAL CONSUMER STAPLES		1,906,875

Financials - 0.1%
Financial Services - 0.1%
Akeana Series C (b)(c)(d)	113,800	1,462,330
Paragon Biosciences Emalex Capital Inc Series C (b)(c)(d)	109,967	1,020,494
Paragon Biosciences Emalex Capital Inc Series D-3 (b)(d)	60,730	621,268
Paragon Biosciences Emalex Capital Inc Series D1 (b)(c)(d)	211,815	1,971,998
Paragon Biosciences Emalex Capital Inc Series D2 (b)(c)(d)	15,557	135,656
Tenstorrent Holdings Inc Series C1 (b)(c)(d)	32,710	2,396,335
Tenstorrent Holdings Inc Series D1 (b)(c)(d)	81,867	6,280,018
Tenstorrent Holdings Inc Series D2 (b)(c)(d)	15,346	1,144,197
		15,032,296
Health Care - 0.4%
Biotechnology - 0.3%
Altos Labs Inc Series B (b)(c)(d)	124,464	3,114,089
Altos Labs Inc Series C (b)(c)(d)	52,694	1,318,404
Ankyra Therapeutics Series B (b)(c)(d)	329,325	1,682,851
Asimov Inc Series B (b)(c)(d)	19,920	550,390
Bright Peak Therapeutics Inc. Series B (b)(c)(d)	282,257	505,240
Bright Peak Therapeutics Inc. Series C (b)(c)(d)	1,110,268	1,365,630
Cardurion Pharmaceuticals Inc Series B (b)(c)(d)	449,156	2,394,001
Castle Creek Biosciences Inc Series C (b)(c)(d)	582	148,509
Castle Creek Biosciences Inc Series D1 (b)(c)(d)	4,476	1,005,892
Castle Creek Biosciences Inc Series D2 (b)(c)(d)	1,254	251,477
CELLANOME Inc Series B (b)(c)(d)	400,974	3,015,324
City Therapeutics Inc Series A (b)(c)(d)	298,887	3,084,514
Cleerly Inc Series C (b)(c)(d)	294,888	3,691,998
Element Biosciences Inc Series B (b)(c)(d)	125,057	536,495
Element Biosciences Inc Series C (b)(c)(d)	114,255	862,625
Element Biosciences Inc Series D (b)(c)(d)	92,374	429,539
Element Biosciences Inc Series D1 (b)(c)(d)	92,374	429,539
ElevateBio LLC Series C (b)(c)(d)	247,600	472,915
Generate Biomedicines Inc Series B (b)(c)(d)	191,856	2,442,327
Generate Biomedicines Inc Series C (b)(c)(d)	284,574	3,622,627
Genesis Therapeutics Inc Series D (b)(c)(d)	583,881	3,053,698
Kardigan Inc Series B (b)(d)	142,848	3,052,662
LifeMine Therapeutics Inc Series C (b)(c)(d)	1,759,782	2,076,543
National Resilience LLC Series B (b)(c)(d)	182,315	723,791
National Resilience LLC Series C (b)(c)(d)	74,748	547,902
Neurona Therapeutics Inc Series F (b)(d)	1,010,300	2,374,205
Odyssey Therapeutics Inc Series B (b)(c)(d)	458,024	545,049
Odyssey Therapeutics Inc Series C (b)(c)(d)	442,442	513,232
Odyssey Therapeutics Inc Series D (b)(d)	1,754,475	2,280,818
Parabilis Medicines Inc Series D (b)(c)(d)	272,597	1,913,631
Parabilis Medicines Inc Series E (b)(c)(d)	202,540	1,462,339
Sonoma Biotherapeutics Inc Series B (b)(c)(d)	587,934	1,763,802
Sonoma Biotherapeutics Inc Series B1 (b)(c)(d)	313,559	1,056,694
T-Knife Therapeutics Inc Series B (b)(c)(d)	241,456	166,604
Treeline Biosciences Series A (b)(c)(d)	283,817	2,296,080
Treeline Biosciences Series A1 (b)(c)(d)	151,334	1,257,585
Triveni Bio Inc Series B (b)(c)(d)	2,078,466	2,369,451
		58,378,472
Health Care Equipment & Supplies - 0.1%
Blink Health LLC Series C (b)(c)(d)	145,007	4,862,085
Blink Health LLC Series C1 (b)(c)(d)	56,458	1,893,037
Blink Health LLC Series D (b)(c)(d)	62,396	2,092,138
Kardium Inc/Us Series D-6 (b)	1,517,942	1,396,507
Kardium Inc/Us Series D-6 (b)(d)	1,087,032	1,239,216
Kardium Inc/Us Series D-7 (b)	3,576,917	2,038,843
Kardium Inc/Us Series D-7 (b)(d)	782,873	446,238
Kardium Inc/Us Series D-7 (b)	162,879	94,469
Medical Microinstruments Inc/Italy Series C (b)(c)(d)	81,214	2,745,845
		16,808,378
Health Care Providers & Services - 0.0%
Conformal Medical Inc Series C (b)(c)(d)	140,186	901,396
Conformal Medical Inc Series D (b)(c)(d)	201,674	1,548,856
		2,450,252
Health Care Technology - 0.0%
Aledade Inc Series B1 (b)(c)(d)	26,096	874,477
Aledade Inc Series E1 (b)(c)(d)	21,357	715,673
Candid Therapeutics Series B (b)(c)(d)	1,469,416	1,542,887
Wugen Inc Series B (b)(c)(d)	121,894	193,811
Wugen Inc Series C (b)(d)	1,256,700	2,186,658
		5,513,506
Pharmaceuticals - 0.0%
Galvanize Therapeutics Series B (b)(c)(d)	1,125,997	810,718
Galvanize Therapeutics Series C-1 (b)(d)	1,919,707	844,671
Kartos Therapeutics Inc Series C (b)(c)(d)	472,772	2,893,365
Kartos Therapeutics Inc Series D (b)(d)	128,671	787,466
Mentari Therapeutics Inc Series A (b)(d)	593,950	819,651
Mirador Therapeutics Inc Series A (b)(c)(d)	957,764	3,409,640
Mirador Therapeutics Inc Series B (b)(d)	1,424,532	5,156,806
		14,722,317
TOTAL HEALTH CARE		97,872,925

Industrials - 0.8%
Aerospace & Defense - 0.8%
Anduril Industries Inc Series F (b)(c)(d)	111,962	4,791,974
Anduril Industries Inc Series G (b)(d)	20,700	885,960
Space Exploration Technologies Corp Series G (b)(c)(d)	7,729	16,385,480
Space Exploration Technologies Corp Series J (b)(c)(d)	52,171	110,602,520
Space Exploration Technologies Corp Series N (b)(c)(d)	19,900	42,188,000
		174,853,934
Air Freight & Logistics - 0.0%
Zipline International Inc Series G (b)(c)(d)	74,075	4,027,458
Electrical Equipment - 0.0%
Empower Semiconductor Inc Series D (b)(d)	314,200	2,334,505
TOTAL INDUSTRIALS		181,215,897

Information Technology - 1.3%
Electronic Equipment, Instruments & Components - 0.2%
Cerebras Systems Inc Series G (b)(d)	763,800	27,672,474
Enevate Corp Series E (b)(c)(d)	754,820	135,868
Menlo Microsystems Inc Series C (b)(c)(d)	993,699	606,156
Vast Data Ltd Series A (b)(c)(d)	107,503	2,527,396
Vast Data Ltd Series A1 (b)(c)(d)	264,598	6,220,699
Vast Data Ltd Series A2 (b)(c)(d)	304,373	7,155,809
Vast Data Ltd Series B (b)(c)(d)	242,193	5,693,957
Vast Data Ltd Series C (b)(c)(d)	7,060	165,981
Vast Data Ltd Series E (b)(c)(d)	231,432	5,440,966
		55,619,306
IT Services - 0.5%
X.Ai Holdings Corp Series B (b)(d)	677,598	47,486,068
X.Ai Holdings Corp Series C (b)(d)	692,600	48,537,409
		96,023,477
Semiconductors & Semiconductor Equipment - 0.0%
Alif Semiconductor Series C (b)(c)(d)	43,034	1,090,482
Alif Semiconductor Series D (b)(d)	76,900	2,082,452
Danger Devices Inc Series B (b)(d)	1,177,500	1,071,525
Retym Inc Series C (b)(c)(d)	202,380	2,209,990
Retym Inc Series D (b)(d)	50,206	576,867
SiMa Technologies Inc Series B (b)(c)(d)	299,482	1,832,830
SiMa Technologies Inc Series B1 (b)(c)(d)	167,848	1,211,862
		10,076,008
Software - 0.5%
Anthropic PBC Series D (b)(c)(d)	100,142	14,849,056
Anthropic PBC Series E (b)(d)	14,200	2,001,632
Anthropic PBC Series F (b)(d)	19,800	2,791,008
Asapp Inc Series D (b)(c)(d)	612,736	588,226
Celestial AI Inc Series A (b)(d)	84,119	1,550,313
Celestial AI Inc Series B (b)(d)	63,298	1,166,582
Celestial AI Inc Series C1 (b)(d)	253,555	4,673,019
Crusoe Energy Systems LLC Series D (b)(d)	100,444	8,438,301
Crusoe Energy Systems LLC Series E (b)(d)	14,214	1,194,118
Databricks Inc Series G (b)(c)(d)	37,815	6,780,986
Databricks Inc Series H (b)(c)(d)	56,085	10,057,162
Databricks Inc Series I (b)(c)(d)	3,131	561,451
Databricks Inc Series J (b)(d)	84,014	15,065,390
Databricks Inc Series K (b)(d)	6,300	1,129,716
Evozyne Inc Series A (b)(c)(d)	78,000	1,287,000
Evozyne Inc Series B (b)(c)(d)	95,720	1,624,368
Lyte Ai Inc Series B (b)(c)(d)	213,232	2,123,791
Openai Group Pbc Series A-3 (b)(d)	9,442	4,102,927
Physical Intelligence Inc Series B (b)(d)	12,400	3,366,972
Skyryse Inc Series B (b)(c)(d)	117,653	3,076,626
Skyryse Inc Series C (b)(d)	114,500	3,093,790
Skyryse Inc Series C-1 (b)(d)	18,658	489,026
Stripe Inc Series H (b)(c)(d)	14,400	596,448
		90,607,908
Technology Hardware, Storage & Peripherals - 0.1%
Lightmatter Inc Series C1 (b)(c)(d)	136,712	6,448,705
Lightmatter Inc Series C2 (b)(c)(d)	21,474	1,048,790
Lightmatter Inc Series D (b)(c)(d)	133,986	8,745,266
		16,242,761
TOTAL INFORMATION TECHNOLOGY		268,569,460

Materials - 0.0%
Chemicals - 0.0%
Farmers Business Network Inc Series G (b)(c)(d)	33,030	39,636
Manus Bio Inc Series One-5 (b)(d)	121,101	437,175
Manus Bio Inc Series One-6 (b)(d)	181,143	653,926
		1,130,737
Metals & Mining - 0.0%
Diamond Foundry Inc Series C (b)(c)(d)	301,038	8,868,579
TOTAL MATERIALS		9,999,316

Utilities - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
Redwood Materials Series C (b)(c)(d)	20,469	977,191
Redwood Materials Series D (b)(c)(d)	7,960	380,010
Redwood Materials Series E (b)(d)	1,465	69,939
		1,427,140
TOTAL UNITED STATES		581,237,459
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $449,474,009)		672,635,945

Preferred Securities - 0.0%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.0%
Consumer Discretionary - 0.0%
Automobiles - 0.0%
Rad Power Bikes Inc 8% 12/31/2025 (b)(d)	280,502	59,242
Information Technology - 0.0%
Electronic Equipment, Instruments & Components - 0.0%
Enevate Corp 6% (b)(d)(k)	41,948	10,893
Semiconductors & Semiconductor Equipment - 0.0%
SiMa Technologies Inc 10% 12/31/2027 (b)(d)	487,886	596,338
SiMa Technologies Inc 7.5% 12/31/2027 (b)(d)	434,800	474,637
		1,070,975
TOTAL INFORMATION TECHNOLOGY		1,081,868

TOTAL UNITED STATES		1,141,110
TOTAL PREFERRED SECURITIES (Cost $1,245,135)		1,141,110

Money Market Funds - 0.4%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (l)	4.02	6,375,798	6,377,073
Fidelity Securities Lending Cash Central Fund (l)(m)	4.02	87,364,372	87,373,109
TOTAL MONEY MARKET FUNDS (Cost $93,750,182)			93,750,182

TOTAL INVESTMENT IN SECURITIES - 100.3% (Cost $10,425,226,613)	22,997,608,884
NET OTHER ASSETS (LIABILITIES) - (0.3)%	(74,626,016)
NET ASSETS - 100.0%	22,922,982,868

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Level 3 security.
(c)	Non-income producing.
(d)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $854,980,687 or 3.7% of net assets.

(e)	Security or a portion of the security is on loan at period end.
(f)
Security is subject to lock-up or market standoff agreement. Fair value is based on the unadjusted market price of the equivalent equity security. At the end of the period, the total value of unadjusted equity securities subject to contractual sale restrictions is $23,934,612 with varying restriction expiration dates. Under normal market conditions, there are no circumstances that could cause the restrictions to lapse.

(g)	Investment is owned by a wholly-owned subsidiary (Subsidiary) that is treated as a corporation for U.S. tax purposes.
(h)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $3,337,197 or 0.0% of net assets.

(i)	Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(j)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(k)	Security is perpetual in nature with no stated maturity date.
(l)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(m)	Investment made with cash collateral received from securities on loan.
Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Adimab LLC	1/19/2021	7,455,144

Adimab LLC	1/19/2021	2,544,864

AgBiome LLC Series D	9/3/2021	2,852,725

AgomAb Therapeutics SA Series C	10/3/2023	3,296,587

AgomAb Therapeutics SA Series D	10/22/2024	843,788

AgomAb Therapeutics SA warrants 10/10/2033	10/3/2023	0

AgomAb Therapeutics SA warrants 11/4/2034	10/22/2024	0

Akeana Series C	1/23/2024	1,452,179

Aledade Inc Series B1	5/7/2021	999,234

Aledade Inc Series E1	5/20/2022	1,063,886

Alif Semiconductor Series C	3/8/2022	873,527

Alif Semiconductor Series D	4/11/2025	2,077,615

Altos Labs Inc Series B	7/22/2022	2,383,287

Altos Labs Inc Series C	3/15/2024	1,318,530

Anduril Industries Inc Class B	6/16/2025	89,901

Anduril Industries Inc Class C	6/16/2025	41

Anduril Industries Inc Series F	8/7/2024	2,433,673

Anduril Industries Inc Series G	4/17/2025	846,274

Ankyra Therapeutics Series B	8/26/2021	1,854,693

Anthropic PBC Series D	5/31/2024	3,004,711

Anthropic PBC Series E	2/14/2025	796,428

Anthropic PBC Series F	8/18/2025	2,791,158

Asapp Inc Series D	8/29/2023	2,366,080

Asapp Inc warrants 8/28/2028	8/29/2023	0

Asimov Inc Series B	10/29/2021	1,846,200

Beauty Health Co/The	12/8/2020	4,286,430

Bending Spoons SpA Class C	10/9/2025	1,446,968

Blink Health LLC Class A1	12/30/2020 - 6/17/2024	2,447,843

Blink Health LLC Series C	11/7/2019 - 7/14/2021	5,535,787

Blink Health LLC Series C1	7/15/2022 - 2/2/2024	2,193,318

Blink Health LLC Series D	6/17/2024 - 6/25/2024	2,620,632

Bolt Technology OU Series E	1/3/2022	4,628,275

Bright Peak Therapeutics Inc. Series B	5/14/2021	1,102,496

Bright Peak Therapeutics Inc. Series C	5/7/2024	1,258,489

Bytedance Ltd Series E1	11/18/2020	5,373,408

CAMP4 Therapeutics Corp	9/9/2025	191,490

Candid Therapeutics Series B	8/27/2024	1,763,299

Canva Australia Holdings Pty Ltd Class A	3/18/2024 - 11/12/2025	5,382,217

Canva Australia Holdings Pty Ltd Series A	9/22/2023	1,575,459

Canva Australia Holdings Pty Ltd Series A2	9/22/2023	285,865

Cardurion Pharmaceuticals Inc Series B	7/10/2024	2,199,786

Castle Creek Biosciences Inc Series C	12/9/2019	239,697

Castle Creek Biosciences Inc Series D1	4/19/2022	962,474

Castle Creek Biosciences Inc Series D2	6/28/2021	215,100

Celestial AI Inc	2/25/2025	195,464

Celestial AI Inc Series A	2/25/2025	1,246,282

Celestial AI Inc Series B	2/25/2025	937,804

Celestial AI Inc Series C1	2/25/2025	4,419,515

CELLANOME Inc Series B	1/8/2024	3,003,295

Cerebras Systems Inc Series G	9/19/2025	27,674,307

City Therapeutics Inc Series A	4/17/2024	2,997,687

Cleerly Inc Series C	7/8/2022	3,473,958

Conformal Medical Inc Series C	7/24/2020	514,071

Conformal Medical Inc Series D	5/26/2023 - 7/31/2025	1,024,436

Crescent Biopharma Inc	10/28/2024	1,399,356

Crusoe Energy Systems LLC Series D	12/10/2024	2,930,137

Crusoe Energy Systems LLC Series E	10/8/2025	1,194,093

Danger Devices Inc Series B	3/5/2025	1,060,339

Databricks Inc Series G	2/1/2021	2,235,722

Databricks Inc Series H	8/31/2021	4,121,358

Databricks Inc Series I	9/14/2023	230,129

Databricks Inc Series J	12/17/2024	7,771,296

Databricks Inc Series K	9/8/2025	945,000

Deep Genomics Inc Series C	7/21/2021	2,254,110

Diamond Foundry Inc Series C	3/15/2021	7,224,912

Discord Inc Series I	9/15/2021	770,873

DNA Script SAS	12/17/2021	92,085

DNA Script SAS	12/17/2021	351,526

DNA Script SAS Series B	12/17/2021	4,804

DNA Script SAS Series C	10/1/2021	2,217,248

Dragonfly Therapeutics Inc	12/19/2019	830,209

Element Biosciences Inc Series B	12/13/2019	655,373

Element Biosciences Inc Series C	6/21/2021	2,348,706

Element Biosciences Inc Series D	6/28/2024	724,517

Element Biosciences Inc Series D1	6/28/2024	724,517

Element Labs Inc Series A	2/11/2025	615,627

Element Labs Inc Series B	6/27/2025	1,366,875

ElevateBio LLC Series C	3/9/2021	1,038,681

Empower Semiconductor Inc Series D	6/27/2025	2,521,706

Enevate Corp 10% 5/12/2199	11/12/2024	11,723

Enevate Corp 6%	11/2/2023 - 10/31/2024	41,948

Enevate Corp Series E	1/29/2021	836,858

Epic Games Inc	7/13/2020 - 7/30/2020	2,875,000

Evozyne Inc 6% 9/13/2028 pay-in-kind	9/14/2023 - 9/30/2025	1,679,667

Evozyne Inc Series A	4/9/2021	1,752,660

Evozyne Inc Series B	9/14/2023	1,482,703

Fanatics Inc Class A	8/13/2020 - 10/24/2022	7,298,409

Farmers Business Network Inc 15% 12/31/2199	9/29/2023 - 9/25/2024	1,143,008

Farmers Business Network Inc Series G	9/15/2021	2,053,072

Farmers Business Network Inc warrants 9/27/2033	9/29/2023	1

Freenome Holdings Inc Series C	8/14/2020	934,916

Freenome Holdings Inc Series D	11/22/2021	947,803

Galvanize Therapeutics 10% 2/28/2027	7/7/2025	736,585

Galvanize Therapeutics Series B	3/29/2022	1,949,422

Galvanize Therapeutics Series C-1	7/7/2025	844,671

Generate Biomedicines Inc Series B	11/2/2021	2,273,494

Generate Biomedicines Inc Series C	6/5/2023 - 1/21/2025	3,372,202

Genesis Therapeutics Inc Series D	8/10/2023	2,982,231

GoBrands Inc Series G	3/2/2021	4,971,122

GoBrands Inc Series H	7/22/2021	8,049,526

InSightec Ltd Series G	6/17/2024	2,413,860

Jade Biosciences Inc	10/7/2025	1,270,752

JUUL Labs Inc Class A	2/23/2024 - 11/4/2025	5,626,179

Kardigan Inc Series B	10/9/2025	3,051,959

Kardium Inc/Us 10% 12/31/2026	5/31/2024 - 10/1/2025	985,934

Kardium Inc/Us Series D-6	12/30/2020	1,104,251

Kardium Inc/Us Series D-7	8/6/2024	380,030

Kartos Therapeutics Inc Series C	8/22/2023	2,672,580

Kartos Therapeutics Inc Series D	2/26/2025	727,377

Laronde Inc Series B	8/13/2021	2,275,896

LifeMine Therapeutics Inc Series C	2/15/2022	3,583,954

Lightmatter Inc Series C1	5/19/2023	2,249,842

Lightmatter Inc Series C2	12/18/2023	558,362

Lightmatter Inc Series D	10/11/2024	10,749,764

Lyte Ai Inc Series B	8/13/2024	2,705,082

Manus Bio Inc Series One-5	11/13/2020	1,270,263

Manus Bio Inc Series One-6	3/30/2021	1,900,058

Medical Microinstruments Inc/Italy Series C	2/16/2024	2,707,163

Medical Microinstruments Inc/Italy warrants 2/16/2031	2/16/2024	0

Menlo Microsystems Inc Series C	2/9/2022	1,317,148

Mentari Therapeutics Inc Series A	9/18/2025	815,077

Mirador Therapeutics Inc Series A	3/19/2024	2,873,292

Mirador Therapeutics Inc Series B	7/31/2025	4,700,956

National Resilience LLC Series B	12/1/2020	2,490,423

National Resilience LLC Series C	6/28/2021	3,319,559

Neurona Therapeutics Inc Series F	3/28/2025	2,081,218

Neutron Holdings Inc 4% 5/22/2027	6/4/2020	310,600

Neutron Holdings Inc 4% 6/12/2027	6/12/2020	82,200

Neutron Holdings Inc 8% 10/29/2026	10/29/2021 - 10/29/2025	2,430,728

NScale Global Holdings Ltd Series B	9/25/2025	2,013,364

Odyssey Therapeutics Inc Series B	9/30/2022	2,892,807

Odyssey Therapeutics Inc Series C	10/25/2023	2,212,210

Odyssey Therapeutics Inc Series D	6/16/2025	2,640,432

Openai Group Pbc Class A	9/3/2025	2,279,000

Openai Group Pbc Series A-3	8/4/2025	2,897,400

Oruka Therapeutics Inc	9/17/2025	1,534,545

Oura Health Oy Series D	12/18/2024	8,351,202

Oura Health Oy Series E	9/24/2025	30,542,936

Parabilis Medicines Inc Series D	11/17/2022	2,933,989

Parabilis Medicines Inc Series E	2/29/2024	1,261,439

Paragon Biosciences Emalex Capital Inc Series C	2/26/2021	1,176,647

Paragon Biosciences Emalex Capital Inc Series D-3	5/6/2025	839,896

Paragon Biosciences Emalex Capital Inc Series D1	10/21/2022 - 3/13/2025	2,293,956

Paragon Biosciences Emalex Capital Inc Series D2	5/18/2022	134,101

Physical Intelligence Inc Series B	10/24/2025	3,367,335

Prognomiq Inc	8/20/2020 - 2/16/2022	674,070

Quell Therapeutics Ltd Series B	11/24/2021	1,554,788

Rad Power Bikes Inc	1/21/2021	826,884

Rad Power Bikes Inc 8% 12/31/2025	10/6/2023	280,501

Rad Power Bikes Inc Series A	1/21/2021	107,803

Rad Power Bikes Inc Series C	1/21/2021	424,189

Rad Power Bikes Inc Series D	9/17/2021	2,104,603

Rad Power Bikes Inc warrants 10/6/2033	10/6/2023	0

Redwood Materials Series C	5/28/2021	970,302

Redwood Materials Series D	6/2/2023	379,977

Redwood Materials Series E	10/20/2025	69,932

Retym Inc Series C	5/17/2023 - 6/20/2023	1,574,881

Retym Inc Series D	1/29/2025	531,531

Revolut Group Holdings Ltd	12/27/2024	2,320,516

Saluda Medical Inc	1/20/2022 - 10/30/2025	5,125,678

Saluda Medical Inc warrants 1/20/2027	1/20/2022	0

Scholar Rock Holding Corp warrants 12/31/2025	6/17/2022	0

Scorpion Therapeutics Inc	3/5/2025	261,494

Scorpion Therapeutics Inc	3/5/2025	0

Scorpion Therapeutics Inc rights	3/5/2025	435,823

SiMa Technologies Inc 10% 12/31/2027	4/8/2024 - 10/5/2025	487,886

SiMa Technologies Inc 7.5% 12/31/2027	7/18/2025	434,800

SiMa Technologies Inc Series B	5/10/2021	1,535,564

SiMa Technologies Inc Series B1	4/25/2022 - 10/17/2022	1,190,193

Skyhawk Therapeutics Inc	5/21/2021	2,094,864

Skyryse Inc Series B	10/21/2021	2,903,673

Skyryse Inc Series C	9/16/2025 - 11/21/2025	3,094,271

Skyryse Inc Series C-1	8/13/2024	378,171

Sonoma Biotherapeutics Inc Series B	7/26/2021	1,161,934

Sonoma Biotherapeutics Inc Series B1	7/26/2021	929,546

Space Exploration Technologies Corp	2/16/2021 - 4/2/2024	31,631,560

Space Exploration Technologies Corp Class C	4/2/2024	5,731,051

Space Exploration Technologies Corp Series G	9/7/2023	6,260,490

Space Exploration Technologies Corp Series J	9/7/2023	42,258,511

Space Exploration Technologies Corp Series N	8/4/2020	5,373,000

Stripe Inc Class B	5/18/2021	1,544,943

Stripe Inc Series H	3/15/2021	577,800

T-Knife Therapeutics Inc Series B	6/30/2021	1,392,910

Taalas Inc Series B	2/19/2025	1,647,402

Tenstorrent Holdings Inc Series C1	4/23/2021	1,944,778

Tenstorrent Holdings Inc Series D1	7/16/2024 - 1/15/2025	6,453,285

Tenstorrent Holdings Inc Series D2	7/17/2024	1,165,989

Treeline Biosciences Series A	7/30/2021 - 10/27/2022	2,221,578

Treeline Biosciences Series A1	10/27/2022	1,303,031

Triveni Bio Inc Series B	9/19/2024	2,174,907

Vast Data Ltd Series A	11/28/2023	1,182,533

Vast Data Ltd Series A1	11/28/2023	2,910,578

Vast Data Ltd Series A2	11/28/2023	3,348,103

Vast Data Ltd Series B	11/28/2023	2,664,123

Vast Data Ltd Series C	11/28/2023	77,660

Vast Data Ltd Series E	11/28/2023	5,091,504

Waymo LLC Series A2	5/8/2020	566,037

Waymo LLC Series C2	10/18/2024	1,481,367

Wugen Inc 0% 12/31/2199	6/14/2024	515,072

Wugen Inc Series B	7/9/2021	945,276

Wugen Inc Series C	8/22/2025	2,227,991

Wugen Inc warrants 8/22/2035	8/22/2025	0

X.Ai Holdings Corp Class A	10/27/2021 - 7/18/2025	4,639,485

X.Ai Holdings Corp Series B	5/13/2024	8,110,848

X.Ai Holdings Corp Series C	11/22/2024	14,994,790

Xsight Labs Ltd Series D	2/16/2021	977,119

Xsight Labs Ltd Series F	1/11/2024 - 12/30/2024	1,661,754

Zipline International Inc Series G	6/7/2024	3,107,172

Additional information on each lock-up restriction is as follows:
Security	Restriction Expiration Date
Beta Technologies Inc	5/4/2026

Caris Life Sciences Inc	12/15/2025

HeartFlow Inc	2/4/2026

Lenskart Solutions Ltd	12/5/2025

Lenskart Solutions Ltd	2/3/2026

Omada Health Inc	12/3/2025

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	31,760,051	1,544,883,552	1,570,266,359	1,460,241	(171)	-	6,377,073	6,375,798	0.0%
Fidelity Securities Lending Cash Central Fund	345,922,410	1,344,354,189	1,602,904,330	2,534,442	840	-	87,373,109	87,364,372	0.3%
Total	377,682,461	2,889,237,741	3,173,170,689	3,994,683	669	-	93,750,182

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Consolidated Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of November 30, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Consolidated Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks
Communication Services	3,490,602,360	3,487,351,910	-	3,250,450
Consumer Discretionary	2,833,961,674	2,806,046,642	11,533,028	16,382,004
Consumer Staples	469,659,539	461,538,801	-	8,120,738
Energy	60,073,556	60,073,556	-	-
Financials	894,833,541	888,570,747	2,652,697	3,610,097
Health Care	2,547,807,792	2,527,839,385	1,449,645	18,518,762
Industrials	630,669,600	511,887,263	15,481,489	103,300,848
Information Technology	11,113,391,419	11,086,532,890	5,072,929	21,785,600
Materials	123,327,376	122,132,816	-	1,194,560
Real Estate	54,543,539	54,543,539	-	-

Convertible Corporate Bonds
Consumer Discretionary	6,096,761	-	-	6,096,761
Health Care	2,314,448	-	-	2,314,448
Information Technology	1,963,017	-	-	1,963,017
Materials	837,025	-	-	837,025

Convertible Preferred Stocks
Communication Services	11,759,062	-	-	11,759,062
Consumer Discretionary	5,213,550	-	-	5,213,550
Consumer Staples	1,906,875	-	-	1,906,875
Financials	15,032,296	-	-	15,032,296
Health Care	162,605,253	4,960,620	-	157,644,633
Industrials	183,901,453	-	-	183,901,453
Information Technology	280,791,000	-	-	280,791,000
Materials	9,999,316	-	-	9,999,316
Utilities	1,427,140	-	-	1,427,140

Preferred Securities
Consumer Discretionary	59,242	-	-	59,242
Information Technology	1,081,868	-	-	1,081,868

Money Market Funds	93,750,182	93,750,182	-	-
Total Investments in Securities:	22,997,608,884	22,105,228,351	36,189,788	856,190,745
The following is a reconciliation of consolidated Investments in Securities for which Level 3 inputs were used in determining value. Beginning balances have been updated to conform to current period presentation, as applicable.
	Beginning Balance ($)	Net Realized Gain (Loss) on Investment Securities ($)	Net Unrealized Gain (Loss) on Investment Securities ($)	Cost of Purchases ($)	Proceeds of Sales ($)	Amortization/ Accretion ($)	Transfers into Level 3 ($)	Transfers out of Level 3 ($)	Ending Balance ($)	The change in unrealized gain (loss) for the period attributable to Level 3 securities held at November 30, 2025 ($)
Common Stocks	158,312,715	10,251,797	32,363,671	29,475,046	(54,209,870)	-	3,384	(33,684)	176,163,059	54,686,620
Convertible Preferred Stocks	375,344,887	1,160,573	186,111,440	171,991,106	(66,932,681)	-	-	-	667,675,325	186,719,357
Convertible Corporate Bonds	8,563,686	491,456	1,589,121	2,148,244	(1,581,256)	-	-	-	11,211,251	1,691,236
Preferred Securities	5,309,285	-	334,567	638,936	(5,141,678)	-	-	-	1,141,110	(196,352)

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Cost of purchases and proceeds of sales may include securities received and/or delivered through in-kind transactions, corporate actions or exchanges. Transfers into Level 3 were attributable to a lack of observable market data resulting from decreases in market activity, decreases in liquidity, security restructurings or corporate actions. Transfers out of Level 3 were attributable to observable market data becoming available for those securities. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. Realized and unrealized gains (losses) disclosed in the reconciliation are included in net gain (loss) on the Fund's consolidated Statement of Operations.

Consolidated Financial Statements
Consolidated Statement of Assets and Liabilities
As of November 30, 2025
Assets
Investment in securities, at value (including securities loaned of $106,201,552) - See accompanying schedule:
Unaffiliated issuers (cost $10,331,476,431)	$22,903,858,702
Fidelity Central Funds (cost $93,750,182)	93,750,182

Total Investment in Securities (cost $10,425,226,613)		$22,997,608,884
Cash		169,520
Foreign currency held at value (cost $693)		692
Receivable for investments sold		9,216,413
Receivable for fund shares sold		18,896,730
Dividends receivable		6,500,634
Interest receivable		485,726
Distributions receivable from Fidelity Central Funds		165,956
Other receivables		595,745
Total assets		23,033,640,300
Liabilities
Payable for investments purchased	$7,099,363
Payable for fund shares redeemed	6,412,098
Accrued management fee	8,524,701
Other payables and accrued expenses	1,251,547
Collateral on securities loaned	87,369,723
Total liabilities		110,657,432
Commitments and contingent liabilities (see Significant Accounting Policies note)
Net Assets		$22,922,982,868
Net Assets consist of:
Paid in capital		$9,517,056,097
Total accumulated earnings (loss)		13,405,926,771
Net Assets		$22,922,982,868
Net Asset Value, offering price and redemption price per share ($22,922,982,868 ÷ 602,766,959 shares)		$38.03
Consolidated Statement of Operations
Year ended November 30, 2025
Investment Income
Dividends		$84,223,452
Interest		514,818
Income from Fidelity Central Funds (including $2,534,442 from security lending)		3,994,683
Total income		88,732,953
Expenses
Management fee	$93,493,025
Independent trustees' fees and expenses	81,244
Interest	20,509
Total expenses before reductions	93,594,778
Expense reductions	(6,305)
Total expenses after reductions		93,588,473
Net Investment income (loss)		(4,855,520)
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers (net of foreign taxes of $567,680)	887,616,650
Redemptions in-kind	556,546,302
Fidelity Central Funds	669
Foreign currency transactions	(915)
Futures contracts	(1,485,052)
Total net realized gain (loss)		1,442,677,654
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers (net of decrease in deferred foreign taxes of $1,036,460)	3,382,592,699
Unfunded commitments	(1,660,202)
Assets and liabilities in foreign currencies	19,085
Total change in net unrealized appreciation (depreciation)		3,380,951,582
Net gain (loss)		4,823,629,236
Net increase (decrease) in net assets resulting from operations		$4,818,773,716
Consolidated Statement of Changes in Net Assets

	Year ended November 30, 2025	Year ended November 30, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$(4,855,520)	$5,374,015
Net realized gain (loss)	1,442,677,654	2,666,690,457
Change in net unrealized appreciation (depreciation)	3,380,951,582	4,417,305,885
Net increase (decrease) in net assets resulting from operations	4,818,773,716	7,089,370,357
Distributions to shareholders	(462,495,103)	(16,291,092)

Share transactions
Proceeds from sales of shares	3,072,899,791	3,811,265,130
Reinvestment of distributions	461,317,514	16,250,553
Cost of shares redeemed	(6,234,099,701)	(5,785,344,119)

Net increase (decrease) in net assets resulting from share transactions	(2,699,882,396)	(1,957,828,436)
Total increase (decrease) in net assets	1,656,396,217	5,115,250,829

Net Assets
Beginning of period	21,266,586,651	16,151,335,822
End of period	$22,922,982,868	$21,266,586,651

Other Information
Shares
Sold	97,459,553	144,105,130
Issued in reinvestment of distributions	14,649,651	721,926
Redeemed	(197,311,100)	(221,182,974)
Net increase (decrease)	(85,201,896)	(76,355,918)

Consolidated Financial Highlights
Fidelity® Growth Company K6 Fund

Years ended November 30,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$30.91	$21.13	$16.83	$24.27	$18.67
Income from Investment Operations
Net investment income (loss) A,B	(.01)	.01	.02	.03	- C,D
Net realized and unrealized gain (loss)	7.81	9.79	4.31	(6.87)	5.78
Total from investment operations	7.80	9.80	4.33	(6.84)	5.78
Distributions from net investment income	(.01)	(.02)	(.03)	-	(.02)
Distributions from net realized gain	(.66)	-	-	(.60)	(.16)
Total distributions	(.68) E	(.02)	(.03)	(.60)	(.18)
Net asset value, end of period	$38.03	$30.91	$21.13	$16.83	$24.27
Total Return F	25.68%	46.43%	25.77%	(28.85)%	31.20%
Ratios to Average Net Assets B,G,H
Expenses before reductions	.45%	.45%	.45%	.45%	.45%
Expenses net of fee waivers, if any	.45%	.45%	.45%	.45%	.45%
Expenses net of all reductions, if any	.45%	.45%	.45%	.45%	.45%
Net investment income (loss)	(.02)%	.03%	.10%	.15%	(.01)% C
Supplemental Data
Net assets, end of period (000 omitted)	$22,922,983	$21,266,587	$16,151,336	$11,611,605	$14,970,335
Portfolio turnover rate I,J	15%	22%	17%	23%	22%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.01 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been (.07)%.
DAmount represents less than $.005 per share.
ETotal distributions per share do not sum due to rounding.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Consolidated Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IPortfolio turnover rate excludes securities received or delivered in-kind.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Notes to Consolidated Financial Statements

For the period ended November 30, 2025

1. Organization.
Fidelity Growth Company K6 Fund (the Fund) is a fund of Fidelity Mt. Vernon Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Share transactions on the Consolidated Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares generally are available only to employer-sponsored retirement plans that are recordkept by Fidelity, or to certain employer-sponsored retirement plans that are not recordkept by Fidelity.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Consolidated Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The consolidated financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the consolidated financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the consolidated financial statements and consolidated financial highlights. Subsequent events, if any, through the date that the consolidated financial statements were issued have been evaluated in the preparation of the consolidated financial statements. The Fund's Consolidated Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy. Securities, including private placements or other restricted securities, for which observable inputs are not available are valued using alternate valuation approaches, including the market approach, the income approach and cost approach, and are categorized as Level 3 in the hierarchy. The market approach considers factors including the price of recent investments in the same or a similar security or financial metrics of comparable securities. The income approach considers factors including expected future cash flows, security specific risks and corresponding discount rates. The cost approach considers factors including the value of the security's underlying assets and liabilities.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Corporate bonds and preferred securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

The following provides information on Level 3 securities held by the Fund that were valued at period end based on unobservable inputs. These amounts exclude valuations provided by a broker.

Asset Type	Fair Value	Valuation Technique(s)	Unobservable Input	Amount or Range/Weighted Average	Impact to Valuation from an Increase in InputA
Common Stocks	$176,163,023	Market comparable	Enterprise value/Revenue multiple (EV/R)	0.5 - 71.0 / 20.7	Increase
			Enterprise value/EBITDA multiple (EV/EBITDA)	14.9 - 35.9 / 35.6	Increase
			Enterprise value/Net income (EV/NI)	27.1	Increase
		Market approach	Transaction price	$0.61 - $62.50 / $23.63	Increase
			Discount rate	20.0% - 25.0% / 20.0%	Decrease
			Parity price	$4.90	Increase
			Premium rate	10.0% - 50.0% / 36.6%	Increase
		Recovery value	Recovery value	$0.00	Increase
		Black scholes	Volatility	60.0% - 110.0% / 79.7%	Increase
			Discount rate	3.6% - 3.9% / 3.6%	Increase
			Term	1.0 - 5.0 / 2.1	Increase
		Discounted cash flow	Discount rate	3.8% - 15.1% / 7.0%	Decrease
			Probability rate	2.5% - 87.5% / 37.0%	Increase
			Term	0.5 - 9.3 / 5.5	Increase
Convertible Corporate Bonds	$11,211,251	Market comparable	Enterprise value/Revenue multiple (EV/R)	1.5 - 3.8 / 3.5	Increase
			Discount rate	29.2%	Decrease
			Probability rate	10.0% - 75.0% / 33.3%	Increase
		Market approach	Transaction price	$100.00	Increase
			Discount rate	19.9% - 21.7% / 19.9%	Decrease
			Probability rate	0.0% - 100.0% / 40.7%	Increase
		Black scholes	Volatility	60.0% - 110.0% / 73.5%	Increase
			Discount rate	3.6% - 4.4% / 3.8%	Increase
			Term	0.6 - 3.0 / 1.1	Increase
Convertible Preferred Stocks	$667,675,335	Market comparable	Enterprise value/Revenue multiple (EV/R)	0.5 - 71.0 / 34.2	Increase
			Enterprise value/EBITDA multiple (EV/EBITDA)	35.9	Increase
			Enterprise value/Gross profit multiple (EV/GP)	11.9	Increase
		Market approach	Transaction price	$0.41 - $278.23 / $32.41	Increase
			Discount rate	10.0% - 90.0% / 21.9%	Decrease
			Premium rate	10.0% - 40.0% / 14.4%	Increase
		Recovery value	Recovery value	$0.00 - $0.01 / $0.01	Increase
		Black scholes	Volatility	40.0% - 110.0% / 75.6%	Increase
			Discount rate	3.5% - 3.7% / 3.6%	Increase
			Term	1.0 - 5.0 / 3.1	Increase
Preferred Securities	$1,141,112	Market comparable	Enterprise value/Revenue multiple (EV/R)	0.5	Increase
		Market approach	Transaction price	$100.00	Increase
			Discount rate	35.4% - 46.9% / 41.8%	Decrease
			Probability rate	0.0% - 60.0% / 37.3%	Increase
		Recovery value	Recovery value	$0.00	Increase
		Black scholes	Volatility	50.0% - 100.0% / 50.5%	Increase
			Discount rate	3.6% - 4.4% / 3.7%	Increase
			Term	0.6 - 1.1 / 1.1	Increase

A Represents the directional change in the fair value of the Level 3 investments that could have resulted from an increase in the corresponding input as of period end. A decrease to the unobservable input would have had the opposite effect. Significant changes in these inputs may have resulted in a significantly higher or lower fair value measurement at period end.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of November 30, 2025, as well as a roll forward of Level 3 investments, is included at the end of the Fund's Consolidated Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Consolidated Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Consolidated Statement of Operations in dividends. Any receivables for withholding tax reclaims are included in the Consolidated Statement of Assets and Liabilities in dividends receivable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying consolidated financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for certain Funds, certain independent Trustees have elected to defer receipt of a portion of their annual compensation. Deferred amounts are invested in affiliated mutual funds, are marked-to-market and remain in a fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees presented below are included in the accompanying Consolidated Statement of Assets and Liabilities in other receivables and other payables and accrued expenses, as applicable.

Fidelity Growth Company K6 Fund	$437,665

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of November 30, 2025, the Fund did not have any unrecognized tax benefits in the consolidated financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on capital gains by certain countries in which it invests. An estimated deferred tax liability for net unrealized appreciation on the applicable securities is included in Other payables and accrued expenses on the Consolidated Statement of Assets and Liabilities.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the consolidated financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to future transactions, foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC), contingent interest, redemptions in-kind, partnerships and losses deferred due to wash sales and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$13,061,092,127
Gross unrealized depreciation	(545,103,299)
Net unrealized appreciation (depreciation)	$12,515,988,828
Tax Cost	$10,481,620,056

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$-
Undistributed long-term capital gain	$892,417,912
Net unrealized appreciation (depreciation) on securities and other investments	$12,515,990,974

The Fund intends to elect to defer to its next fiscal year $1,668,378 of ordinary losses recognized during the period January 1, 2025 to November 30, 2025.

The tax character of distributions paid was as follows:

	November 30, 2025	November 30, 2024
Ordinary Income	$8,894,150	$16,291,092
Long-term Capital Gains	453,600,953	-
Total	$462,495,103	$16,291,092

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Consolidated Schedule of Investments, if applicable.

Commitments. A commitment is an agreement to acquire an investment at a future date (subject to conditions) in connection with a potential public or non-public offering. Commitments outstanding at period end are presented in the table below. Unrealized appreciation (depreciation) on any commitments outstanding at period end is separately presented in the Consolidated Statement of Assets and Liabilities as Unrealized appreciation (depreciation) on unfunded commitments, and any change in unrealized appreciation (depreciation) on unfunded commitments during the period is separately presented in the Consolidated Statement of Operations, as applicable based on contractual conditions of each commitment.

	Investment to be Acquired	Commitment Amount ($)	Unrealized Appreciation (Depreciation)($)
Fidelity Growth Company K6 Fund	Spinny Series G Convertible Preferred	916,795	-
Fidelity Growth Company K6 Fund	Tubulis GmbH Series C Convertible Preferred	775,531	-

Consolidated Subsidiary. The Funds included in the table below hold certain investments through a wholly-owned subsidiary ("Subsidiary"), which may be subject to federal and state taxes upon disposition.

As of period end, investments in Subsidiaries were as follows:

	Amount ($)	% of Total Assets
Fidelity Growth Company K6 Fund	3,634,756.02

The financial statements have been consolidated to include the Subsidiary accounts where applicable. Accordingly, all inter-company transactions and balances have been eliminated.

At period end, any estimated tax liability for these investments is presented as "Deferred taxes" in the Consolidated Statement of Assets and Liabilities and included in "Change in net unrealized appreciation (depreciation) on investment securities" in the Consolidated Statement of Operations. The tax liability incurred may differ materially depending on conditions when these investments are disposed. Any cash held by a Subsidiary is restricted as to its use and is presented as "Restricted cash" in the Consolidated Statement of Assets and Liabilities, if applicable.

New Accounting Pronouncements. FASB Accounting Standards Update (ASU) 2023-07 Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures became effective in this reporting period. ASU 2023-07 enhances segment information disclosure in the notes to consolidated financial statements.

In December 2023, the FASB issued ASU 2023-09 Income Taxes (Topic 740): Improvements to Income Tax Disclosures. Effective for annual periods beginning after December 15, 2024, the amendments require greater disaggregation of disclosures related to income taxes paid. The ASU allows for early adoption and amendments should be applied on a prospective basis. Management is currently evaluating the impact of the ASU but does not expect this guidance to materially impact the consolidated financial statements.
4. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. The Fund's investment objectives allow for various types of derivative instruments, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Equity Risk
Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Counterparty credit risk related to exchange-traded contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Consolidated Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Futures contracts were used to manage exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Consolidated Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Consolidated Statement of Operations.

Any open futures contracts at period end are presented in the Consolidated Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end, and is representative of volume of activity during the period.

Any securities deposited to meet initial margin requirements are identified in the Consolidated Schedule of Investments. Any cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Consolidated Statement of Assets and Liabilities.
5. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Growth Company K6 Fund	3,123,925,446	5,574,237,604

Unaffiliated Redemptions In-Kind. Unaffiliated shareholders redeemed shares in-kind for investments, including accrued interest and cash, if any, are shown in the table below. The total net realized gain or loss on investments delivered through in-kind redemptions is included in the "Net realized gain (loss) on: Redemptions in-kind" line in the accompanying Consolidated Statement of Operations. The amount of the in-kind redemptions is included in share transactions in the accompanying Consolidated Statement of Changes in Net Assets. There was no gain or loss for federal income tax purposes.

	Shares	Net realized gain or loss on Affiliated Issuers ($)	Net realized gain or loss on Unaffiliated Issuers ($)	Total net realized gain or loss on Investments ($)	Total Proceeds ($)
Fidelity Growth Company K6 Fund	28,283,564	-	556,546,302	556,546,302	928,592,735

Unaffiliated Exchanges In-Kind.  Shares that were exchanged for investments, including accrued interest and cash, if any, are shown in the table below. The amount of in-kind exchanges is included in share transactions in the accompanying Consolidated Statement of Changes in Net Assets.

	Shares	Total Proceeds ($)
Fidelity Growth Company K6 Fund	6,162,873	192,614,601

Prior Fiscal Year Unaffiliated Redemptions In-Kind. Unaffiliated shareholders redeemed shares in-kind for investments, including accrued interest and cash, if any, are shown in the table below; along with realized gain or loss on investments delivered through in-kind redemptions. The amount of the in-kind redemptions is included in share transactions in the accompanying Consolidated Statement of Changes in Net Assets. There was no gain or loss for federal income tax purposes.

	Shares	Total net realized gain or loss on Investments ($)	Total Proceeds ($)
Fidelity Growth Company K6 Fund	82,287,153	1,099,345,287	2,100,993,643

Prior Year Unaffiliated Exchanges In-Kind.  Shares that were exchanged for investments, including accrued interest and cash, if any, are shown in the table below. The amount of in-kind exchanges is included in share transactions in the accompanying Consolidated Statement of Changes in Net Assets.

	Shares	Total Proceeds ($)
Fidelity Growth Company K6 Fund	23,087,531	607,688,094
6. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .45% of average net assets. Under the management contract, the investment adviser or an affiliate pays all other expenses of the Fund, excluding fees and expenses of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Consolidated Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount ($)
Fidelity Growth Company K6 Fund	134,518

Interfund Lending Program. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the Fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company LLC (FMR), or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from, or lend money to, other participating affiliated funds at rates that are beneficial to both the borrowing and lending fund. Borrowings under the program are generally for temporary or emergency purposes, including meeting fund shareholder redemptions. The interfund loan rate is determined, as specified in the Exemptive Order, by averaging, (1) the higher of the overnight time deposit rate and the current overnight repurchase agreement rate, and (2) a benchmark rate representing the lowest bank loan rate available to the funds. At period end, there were no interfund loans outstanding. Activity in this program during the period for which loans were outstanding was as follows:

	Borrower or Lender	Average Loan Balance ($)	Weighted Average Interest Rate	Interest Expense ($)
Fidelity Growth Company K6 Fund	Borrower	14,621,455	4.59%	20,509

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity Growth Company K6 Fund	370,730,973	408,971,502	61,576,303
7. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit. The commitment fees are borne by the investment adviser.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR plus a .10% spread adjustment, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2026 unless extended or renewed.
8. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, the borrowers provide collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the fair value of the loaned securities during the period of the loan. The fair value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned or gaining access to non-cash collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Consolidated Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Consolidated Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral less rebates paid to borrowers, plus any premium income received, or for non-cash collateral, fees received from borrowers as compensation for the securities loaned. Securities lending income is reduced by any lending agent fees associated with the loan. Any security lending income earned on investing cash collateral is presented in the Consolidated Statement of Operations as a component of income from Fidelity Central Funds. Any security lending income earned on non-cash collateral is presented in the Consolidated Statement of Operations as a component of dividends. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
Fidelity Growth Company K6 Fund	261,745	9,930	-

At period end, the value of any non-cash collateral is presented below. Non-cash collateral is held by a third-party bank for the benefit of a fund and the borrower. A fund is not permitted to sell or re-pledge non-cash collateral except in the event of borrower default, and therefore it is not included in the Consolidated Schedule of Investments or Consolidated Statement of Assets and Liabilities.

Amount ($)
Fidelity Growth Company K6 Fund	21,614,817
9. Expense Reductions.
Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $6,305.
10. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
11. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as public health emergencies, military conflicts, terrorism, government restrictions, political changes, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Fidelity Mt. Vernon Street Trust and the Shareholders of Fidelity Growth Company K6 Fund:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying consolidated statement of assets and liabilities of Fidelity Growth Company K6 Fund (the "Fund"), a fund of Fidelity Mt. Vernon Street Trust, including the consolidated schedule of investments, as of November 30, 2025, the related consolidated statement of operations for the year then ended, statements of changes in net assets for each of the two years in the period then ended, financial highlights for each of the five years in the period then ended, and the related notes (collectively referred to as the "financial statements and financial highlights"). In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of November 30, 2025, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of November 30, 2025, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ Deloitte & Touche LLP
Boston, Massachusetts
January 13, 2026
We have served as the auditor of one or more of the Fidelity investment companies since 1999.
Distributions
 (Unaudited)

The dividend and capital gains distributions for the fund(s) are available on Fidelity.com or Institutional.Fidelity.com.

The fund hereby designates as a capital gain dividend with respect to the taxable year ended November 30, 2025, $892,417,912, or, if subsequently determined to be different, the net capital gain of such year.

The fund designates 100% of the dividend distributed during the fiscal year as qualifying for the dividends-received deduction for corporate shareholders.

The fund designates 100% of the dividend distributed during the fiscal year as amounts which may be taken into account as a dividend for the purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

The fund will notify shareholders in January 2026 of amounts for use in preparing 2025 income tax returns.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the consolidated financial statements for each Fund as part of Item 7: Consolidated Financial Statements and Consolidated Financial Highlights for Open-End Management Investment Companies.
Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)
Note: This is not applicable for any fund included in this document.

1.9893924.106
GCF-K6-ANN-0126
Fidelity® Growth Company Fund

Annual Report
November 30, 2025
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-8544 if you're an individual investing directly with Fidelity, call 1-800-835-5092 if you're a plan sponsor or participant with Fidelity as your recordkeeper or call 1-877-208-0098 on institutional accounts or if you're an advisor or invest through one to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2026 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Consolidated Financial Statements and Consolidated Financial Highlights for Open-End Management Investment Companies (Annual Report)
Fidelity® Growth Company Fund
Consolidated Schedule of Investments November 30, 2025
Showing Percentage of Net Assets
Common Stocks - 97.0%
	Shares	Value ($)
AUSTRALIA - 0.0%
Information Technology - 0.0%
Software - 0.0%
Canva Australia Holdings Pty Ltd Class A (b)(c)(d)	9,474	15,595,530
BELGIUM - 0.1%
Health Care - 0.1%
Pharmaceuticals - 0.1%
AgomAb Therapeutics SA warrants 10/10/2033 (b)(c)(d)	10	0
AgomAb Therapeutics SA warrants 11/4/2034 (b)(c)(d)	10	0
UCB SA	299,106	83,469,769

TOTAL BELGIUM		83,469,769
CANADA - 0.6%
Consumer Discretionary - 0.0%
Textiles, Apparel & Luxury Goods - 0.0%
Canada Goose Holdings Inc Subordinate Voting Shares (c)	1,157,477	16,225,965
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Cameco Corp (United States) (c)	576,304	51,008,667
Information Technology - 0.3%
Electronic Equipment, Instruments & Components - 0.1%
Celestica Inc (United States) (c)	167,766	57,780,288
IT Services - 0.2%
Shopify Inc Class A (c)	890,119	141,283,978
TOTAL INFORMATION TECHNOLOGY		199,064,266

Materials - 0.3%
Metals & Mining - 0.3%
Agnico Eagle Mines Ltd/CA (United States)	316,648	55,232,911
Barrick Mining Corp	3,024,678	125,212,081
Franco-Nevada Corp (United States)	126,248	26,491,880
Kinross Gold Corp (United States) (e)	647,044	18,188,407
Novagold Resources Inc (United States) (c)	2,472,500	25,194,775
		250,320,054
TOTAL CANADA		516,618,952
CHINA - 0.3%
Consumer Discretionary - 0.3%
Broadline Retail - 0.1%
Alibaba Group Holding Ltd ADR	606,204	95,355,889
Hotels, Restaurants & Leisure - 0.2%
Atour Lifestyle Holdings Ltd ADR	1,613,376	61,905,237
Luckin Coffee Inc ADR (c)	1,653,714	60,195,190
Trip.com Group Ltd ADR	282,452	19,749,044
		141,849,471
TOTAL CONSUMER DISCRETIONARY		237,205,360

Financials - 0.0%
Financial Services - 0.0%
Ant International Co Ltd Class C (b)(d)	1,755,314	2,984,033
Health Care - 0.0%
Biotechnology - 0.0%
Zai Lab Ltd ADR (c)(e)	334,063	6,818,226
TOTAL CHINA		247,007,619
DENMARK - 0.1%
Health Care - 0.1%
Biotechnology - 0.1%
Ascendis Pharma A/S ADR (c)	54,466	11,564,766
Zealand Pharma A/S (c)	858,930	68,914,578
		80,479,344
Pharmaceuticals - 0.0%
Novo Nordisk A/S Class B ADR	20,537	1,013,501
TOTAL DENMARK		81,492,845
FINLAND - 0.3%
Information Technology - 0.3%
Communications Equipment - 0.3%
Nokia Oyj ADR	33,686,247	204,812,382
FRANCE - 0.0%
Health Care - 0.0%
Biotechnology - 0.0%
Abivax SA ADR (c)	312,473	39,006,005
Health Care Technology - 0.0%
DNA Script SAS (b)(c)(d)	1,769	34,854
DNA Script SAS (b)(c)(d)	463	9,106
		43,960
TOTAL FRANCE		39,049,965
GERMANY - 0.1%
Consumer Discretionary - 0.0%
Textiles, Apparel & Luxury Goods - 0.0%
adidas AG	2,544	473,842
Birkenstock Holding Plc (c)	121,454	5,262,602
		5,736,444
Health Care - 0.1%
Biotechnology - 0.1%
BioNTech SE ADR (c)	516,798	53,307,714
TOTAL GERMANY		59,044,158
HONG KONG - 0.0%
Financials - 0.0%
Capital Markets - 0.0%
Futu Holdings Ltd Class A ADR	123,100	20,885,146
INDIA - 0.3%
Consumer Discretionary - 0.2%
Broadline Retail - 0.1%
Meesho	33,305,674	41,373,045
Hotels, Restaurants & Leisure - 0.1%
Eternal Ltd (c)	9,483,800	31,851,117
MakeMyTrip Ltd (c)	442,659	31,601,426
		63,452,543
Specialty Retail - 0.0%
Lenskart Solutions Ltd (f)	315,851	1,450,838
Lenskart Solutions Ltd (f)	315,850	1,450,833
Lenskart Solutions Ltd (c)	56,687	260,387
		3,162,058
TOTAL CONSUMER DISCRETIONARY		107,987,646

Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Reliance Industries Ltd	1,524,376	26,740,895
Financials - 0.1%
Banks - 0.1%
HDFC Bank Ltd ADR	1,703,071	62,707,074
Financial Services - 0.0%
Jio Financial Services Ltd	2,318,738	7,945,718
Pine Labs Ltd (f)	3,440,279	9,615,964
		17,561,682
TOTAL FINANCIALS		80,268,756

Industrials - 0.0%
Air Freight & Logistics - 0.0%
Delhivery Ltd (c)	2,269,100	10,822,893
TOTAL INDIA		225,820,190
IRELAND - 0.1%
Health Care - 0.1%
Biotechnology - 0.1%
Prothena Corp PLC (c)	2,307,162	24,801,992
Pharmaceuticals - 0.0%
GH Research PLC (c)	1,565,676	23,735,648
TOTAL IRELAND		48,537,640
ISRAEL - 0.1%
Consumer Staples - 0.1%
Personal Care Products - 0.1%
Oddity Tech Ltd Class A (c)	1,018,306	44,051,918
Financials - 0.0%
Capital Markets - 0.0%
Etoro Group Ltd Class A	81,501	3,420,597
Information Technology - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
Xsight Labs Ltd warrants 7/24/2032 (b)(c)	391,041	547,457
TOTAL ISRAEL		48,019,972
ITALY - 0.0%
Industrials - 0.0%
Passenger Airlines - 0.0%
Ryanair Holdings PLC ADR	54,572	3,719,627
Information Technology - 0.0%
Software - 0.0%
Bending Spoons SpA Class C (b)(d)	55,200	4,915,298
TOTAL ITALY		8,634,925
JAPAN - 0.2%
Consumer Discretionary - 0.0%
Broadline Retail - 0.0%
Rakuten Group Inc (c)	449,900	2,749,141
Industrials - 0.1%
Machinery - 0.1%
Mitsubishi Heavy Industries Ltd	2,003,735	50,753,016
Information Technology - 0.1%
Semiconductors & Semiconductor Equipment - 0.1%
Allegro MicroSystems Inc (c)	535,789	14,300,208
Kioxia Holdings Corp (c)(e)	1,257,902	75,745,503
		90,045,711
TOTAL JAPAN		143,547,868
KOREA (SOUTH) - 0.0%
Information Technology - 0.0%
Technology Hardware, Storage & Peripherals - 0.0%
Samsung Electronics Co Ltd	323,515	22,266,721
MEXICO - 0.0%
Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
BBB Foods Inc Class A (c)	849,181	27,666,317
NETHERLANDS - 0.9%
Health Care - 0.8%
Biotechnology - 0.8%
Argenx SE ADR (c)	612,500	558,587,750
Pharmaceuticals - 0.0%
Pharvaris NV (c)	1,264,075	35,874,449
TOTAL HEALTH CARE		594,462,199

Information Technology - 0.1%
Semiconductors & Semiconductor Equipment - 0.1%
ASML Holding NV depository receipt	10,994	11,653,640
TOTAL NETHERLANDS		606,115,839
POLAND - 0.0%
Consumer Discretionary - 0.0%
Specialty Retail - 0.0%
CCC SA (c)(e)	836,491	30,967,140
RUSSIA - 0.0%
Consumer Discretionary - 0.0%
Broadline Retail - 0.0%
Ozon Holdings PLC ADR (b)(c)(e)	100	0
SWITZERLAND - 0.5%
Consumer Discretionary - 0.4%
Textiles, Apparel & Luxury Goods - 0.4%
On Holding AG Class A (c)	7,298,321	321,053,141
Health Care - 0.1%
Biotechnology - 0.0%
CRISPR Therapeutics AG (c)(e)	596,402	31,889,615
Idorsia Ltd (c)	4,683,018	18,688,921
		50,578,536
Pharmaceuticals - 0.1%
Galderma Group AG	268,993	53,590,935
TOTAL HEALTH CARE		104,169,471

Information Technology - 0.0%
Electronic Equipment, Instruments & Components - 0.0%
TE Connectivity PLC	11,571	2,616,782
TOTAL SWITZERLAND		427,839,394
TAIWAN - 0.2%
Information Technology - 0.2%
Semiconductors & Semiconductor Equipment - 0.2%
Silicon Motion Technology Corp ADR	141,308	12,570,760
Taiwan Semiconductor Manufacturing Co Ltd ADR	538,402	156,949,567

TOTAL TAIWAN		169,520,327
UNITED KINGDOM - 0.1%
Financials - 0.0%
Capital Markets - 0.0%
3i Group PLC	836,409	34,963,942
Financial Services - 0.0%
Revolut Group Holdings Ltd (b)(d)	6,744	9,125,374
TOTAL FINANCIALS		44,089,316

Health Care - 0.1%
Biotechnology - 0.1%
Immunocore Holdings PLC ADR (c)	1,118,380	44,176,010
TOTAL UNITED KINGDOM		88,265,326
UNITED STATES - 93.1%
Communication Services - 13.3%
Diversified Telecommunication Services - 0.1%
Cogent Communications Holdings Inc (e)	236,364	4,509,825
Lumen Technologies Inc (c)	6,295,476	51,056,310
		55,566,135
Entertainment - 1.8%
Netflix Inc (c)	10,028,530	1,078,869,257
ROBLOX Corp Class A (c)	2,649,824	251,812,775
Roku Inc Class A (c)	372,066	36,012,268
Spotify Technology SA (c)	95,201	57,013,023
Walt Disney Co/The	18,628	1,946,067
		1,425,653,390
Interactive Media & Services - 11.2%
Alphabet Inc Class A	11,245,668	3,600,637,980
Alphabet Inc Class C	7,081,580	2,266,955,390
Epic Games Inc (b)(c)(d)	51,800	33,674,662
Meta Platforms Inc Class A	4,346,282	2,816,173,422
Reddit Inc Class A (c)	352,895	76,391,181
Reddit Inc Class B (c)	289,383	62,642,738
Snap Inc Class A (c)	692,878	5,321,303
		8,861,796,676
Media - 0.0%
Comcast Corp Class A	489,577	13,066,810
Trade Desk Inc (The) Class A (c)	72,687	2,875,498
		15,942,308
Wireless Telecommunication Services - 0.2%
T-Mobile US Inc	935,903	195,613,086
TOTAL COMMUNICATION SERVICES		10,554,571,595

Consumer Discretionary - 11.6%
Automobiles - 1.9%
Neutron Holdings Inc (b)(c)(d)	1,546,251	148,440
Rad Power Bikes Inc (b)(c)(d)	1,182,568	12
Rad Power Bikes Inc warrants 10/6/2033 (b)(c)(d)	985,838	10
Rivian Automotive Inc Class A (c)(e)	630,643	10,632,641
Tesla Inc (c)	3,500,636	1,505,868,588
		1,516,649,691
Broadline Retail - 5.8%
Amazon.com Inc (c)	18,491,618	4,312,615,150
Ollie's Bargain Outlet Holdings Inc (c)	2,264,428	278,773,731
		4,591,388,881
Hotels, Restaurants & Leisure - 0.8%
Airbnb Inc Class A (c)	242,212	28,336,382
Black Rock Coffee Bar Inc Class A	172,736	3,929,744
Booking Holdings Inc	47,535	233,619,789
Brinker International Inc (c)	358,575	55,145,249
Chipotle Mexican Grill Inc (c)	1,893,919	65,378,084
DoorDash Inc Class A (c)	222,075	44,053,018
Expedia Group Inc Class A	17,900	4,576,851
Marriott International Inc/MD Class A1	346,069	105,478,371
McDonald's Corp	2,679	835,366
Shake Shack Inc Class A (c)	71,433	6,248,959
Sonder Holdings Inc Stage 1 rights (b)(c)	53,749	0
Sonder Holdings Inc Stage 2 rights (b)(c)	53,749	0
Sonder Holdings Inc Stage 3 rights (b)(c)	53,749	0
Sonder Holdings Inc Stage 4 rights (b)(c)	53,749	0
Sonder Holdings Inc Stage 5 rights (b)(c)	53,749	0
Sonder Holdings Inc Stage 5 rights (b)(c)	53,748	0
Starbucks Corp	618,644	53,890,079
Viking Holdings Ltd (c)	264,477	17,661,774
Wingstop Inc (e)	77,277	20,457,540
		639,611,206
Household Durables - 0.3%
DR Horton Inc	209,698	33,344,079
Garmin Ltd	431,001	84,183,115
Lennar Corp Class A	262,622	34,482,269
SharkNinja Inc (c)	896,279	87,449,942
Somnigroup International Inc	585,295	53,566,198
Toll Brothers Inc	203,089	28,397,935
		321,423,538
Leisure Products - 0.0%
Peloton Interactive Inc Class A (c)	791,698	5,375,629
Specialty Retail - 2.2%
Carvana Co Class A (c)	318,650	119,334,425
Dick's Sporting Goods Inc	512,082	105,780,779
Fanatics Inc Class A (b)(c)(d)	730,532	58,442,560
Floor & Decor Holdings Inc Class A (c)	222,034	14,125,803
Home Depot Inc/The	1,100,716	392,867,555
Lowe's Cos Inc	299,562	72,637,794
Revolve Group Inc Class A (c)	1,943,454	46,973,283
RH (c)	68,173	10,743,383
Ross Stores Inc	189,718	33,458,666
TJX Cos Inc/The	2,711,444	411,922,572
Wayfair Inc Class A (c)	4,228,880	468,559,905
		1,734,846,725
Textiles, Apparel & Luxury Goods - 0.6%
Deckers Outdoor Corp (c)	3,418,696	300,947,809
Lululemon Athletica Inc (c)	149,605	27,554,249
NIKE Inc Class B	802,161	51,843,665
Tory Burch LLC Class A (b)(c)(d)(g)	950,844	38,062,286
Tory Burch LLC Class B (b)(c)(d)(g)	324,840	13,003,337
VF Corp	583,020	10,202,850
		441,614,196
TOTAL CONSUMER DISCRETIONARY		9,250,909,866

Consumer Staples - 2.0%
Beverages - 0.6%
Celsius Holdings Inc (c)	178,679	7,315,118
Coca-Cola Co/The	4,615,504	337,485,653
Constellation Brands Inc Class A	1,205	164,338
Keurig Dr Pepper Inc	1,846,797	51,525,636
Monster Beverage Corp (c)	373,414	28,002,316
PepsiCo Inc	287,691	42,791,159
		467,284,220
Consumer Staples Distribution & Retail - 0.6%
Costco Wholesale Corp	377,897	345,242,920
Kroger Co/The	535,373	36,019,895
Maplebear Inc (c)	135,578	5,695,632
Sprouts Farmers Market Inc (c)	64,200	5,380,602
Target Corp	337,239	30,560,598
Walmart Inc	445,621	49,245,577
		472,145,224
Food Products - 0.0%
Bunge Global SA	185,790	17,848,845
Hershey Co/The	43,771	8,232,450
Mondelez International Inc	303,040	17,446,013
		43,527,308
Household Products - 0.1%
Church & Dwight Co Inc	126,107	10,739,272
Clorox Co/The	35,168	3,796,034
Colgate-Palmolive Co	354,727	28,516,504
Procter & Gamble Co/The	278,926	41,325,676
		84,377,486
Personal Care Products - 0.0%
Beauty Health Co/The (c)(d)(h)	2,884,717	4,269,381
Beauty Health Co/The Class A (c)(e)(h)	3,792,637	5,613,103
Kenvue Inc	512,270	8,887,884
		18,770,368
Tobacco - 0.7%
JUUL Labs Inc Class A (b)(c)(d)	11,552,032	21,925,410
Philip Morris International Inc	3,266,154	514,353,933
		536,279,343
TOTAL CONSUMER STAPLES		1,622,383,949

Energy - 0.2%
Energy Equipment & Services - 0.0%
Baker Hughes Co Class A	371,921	18,670,434
Halliburton Co	85,378	2,238,611
		20,909,045
Oil, Gas & Consumable Fuels - 0.2%
EOG Resources Inc	31,990	3,450,121
EQT Corp	620,913	37,788,765
Range Resources Corp	1,617,044	63,857,068
Valero Energy Corp	166,097	29,359,306
		134,455,260
TOTAL ENERGY		155,364,305

Financials - 3.8%
Banks - 0.5%
Bank of America Corp	2,540,864	136,317,354
JPMorgan Chase & Co	467,767	146,448,492
Wells Fargo & Co	1,325,665	113,808,340
		396,574,186
Capital Markets - 1.0%
Blackrock Inc	95,319	99,827,589
Coinbase Global Inc Class A (c)	10,000	2,728,199
Goldman Sachs Group Inc/The	116,017	95,834,683
Robinhood Markets Inc Class A (c)	4,765,736	612,349,419
		810,739,890
Consumer Finance - 0.1%
American Express Co	134,410	49,095,941
Figure Technology Solutions Inc Class A (e)	114,445	4,147,487
		53,243,428
Financial Services - 2.2%
Apollo Global Management Inc	412,523	54,391,158
Block Inc Class A (c)	140,353	9,375,580
Mastercard Inc Class A	1,273,830	701,281,630
Saluda Medical Inc (c)(d)	327,636	5,688,243
Saluda Medical Inc depository receipt	2,003,743	3,478,793
Saluda Medical Inc warrants 1/20/2027 (c)(d)	1,693	0
Toast Inc Class A (c)	1,853,043	63,355,540
Visa Inc Class A	2,756,657	921,936,367
		1,759,507,311
TOTAL FINANCIALS		3,020,064,815

Health Care - 10.0%
Biotechnology - 5.9%
AbbVie Inc	452,959	103,138,764
Absci Corp (c)(e)	6,885,277	21,826,328
Akouos Inc (b)(c)(e)	1,254,446	238,345
Alnylam Pharmaceuticals Inc (c)	1,332,945	601,464,772
Amgen Inc	390,354	134,851,693
Antares Therapeutics Inc (b)	159,408	132,309
Apogee Therapeutics Inc (c)	1,687,073	121,418,644
Arcellx Inc (c)	746,367	54,268,345
ArriVent Biopharma Inc (c)	325,866	7,475,366
Arrowhead Pharmaceuticals Inc (c)	1,910,806	100,699,476
aTyr Pharma Inc (c)(e)	4,252,670	3,319,209
Beam Therapeutics Inc (c)	3,176,399	80,458,187
BeOne Medicines Ltd ADR (c)	628,419	214,045,796
Biogen Inc (c)	46,800	8,521,812
Biohaven Ltd (c)	162,088	1,625,743
Biomea Fusion Inc (c)	2,726,644	2,972,042
Biomea Fusion Inc warrants 12/20/2026 (c)	801,300	17,407
Boundless Bio Inc (c)	905,345	1,059,254
CAMP4 Therapeutics Corp (d)	422,196	1,604,345
CAMP4 Therapeutics Corp (c)(e)	110,343	419,303
Candel Therapeutics Inc (c)	906,733	4,325,116
Caris Life Sciences Inc (f)	761,007	19,428,509
Caris Life Sciences Inc (c)	481,553	12,294,048
Cartesian Therapeutics Inc (c)	341,342	2,556,652
Cibus Inc Class A (c)	2,314,445	3,147,645
Crescent Biopharma Inc (c)(d)	292,679	4,404,819
Day One Biopharmaceuticals Inc (c)	777,053	7,374,233
Denali Therapeutics Inc (c)	1,462,649	28,477,776
Deverra Therapeutics (b)(c)(d)	59,780	1
Dianthus Therapeutics Inc (c)	1,173,294	51,601,470
Disc Medicine Inc (c)	55,000	5,134,800
Dyne Therapeutics Inc (c)	1,423,630	31,177,497
Foghorn Therapeutics Inc (c)	1,846,799	8,772,295
Ideaya Biosciences Inc (c)	4,179,865	148,886,791
Immuneering Corp (c)(e)	2,747,634	21,046,876
Immunome Inc (c)(e)	3,944,764	72,662,553
Immunovant Inc (c)	4,807,703	116,106,027
Insmed Inc (c)	415,275	86,281,687
Ionis Pharmaceuticals Inc (c)(h)	8,155,648	674,716,759
Jade Biosciences Inc	541,914	6,947,337
Jade Biosciences Inc (c)(d)	471,080	6,039,246
Janux Therapeutics Inc (c)	1,024,582	34,928,000
Krystal Biotech Inc (c)	740,856	161,506,608
Kymera Therapeutics Inc (c)	1,679,437	114,000,184
Moderna Inc (c)	3,331,176	86,543,952
Nurix Therapeutics Inc (c)	649,707	11,486,820
Nuvalent Inc Class A (c)	1,779,276	194,563,831
Odyssey Therapeutics Inc warrants (b)(c)	769,024	776,714
ORIC Pharmaceuticals Inc (c)(e)	722,424	8,582,397
Oruka Therapeutics Inc (c)(d)	344,066	10,356,387
Oruka Therapeutics Inc (c)	314,544	9,467,774
Praxis Precision Medicines Inc (c)	69,100	13,575,386
Recursion Pharmaceuticals Inc Class A (c)(e)	1,116,245	5,168,214
Regeneron Pharmaceuticals Inc	100,773	78,622,087
Revolution Medicines Inc (c)	2,525,197	196,359,319
Roivant Sciences Ltd (c)	19,667,039	409,271,082
Sana Biotechnology Inc (c)(e)	10,567,827	45,441,656
Scholar Rock Holding Corp (c)	3,728,308	164,269,250
Scholar Rock Holding Corp warrants 12/31/2025 (c)(d)	167,100	6,138,076
Sigilon Therapeutics Inc rights (b)(c)	28,234	247,895
Spyre Therapeutics Inc (c)	2,280,991	68,429,730
Summit Therapeutics Inc (c)(e)	2,146,778	38,405,858
Taysha Gene Therapies Inc (c)	4,199,643	19,906,308
Tectonic Therapeutic Inc (c)(e)	703,917	15,091,980
UNITY Biotechnology Inc warrants 8/22/2027 (b)(c)	1,883,637	19
Upstream Bio Inc (c)	332,420	9,507,212
Vaxcyte Inc (c)	661,642	32,824,060
Vera Therapeutics Inc Class A (c)	877,543	29,617,076
Vertex Pharmaceuticals Inc (c)	182,286	79,041,032
		4,615,068,184
Health Care Equipment & Supplies - 0.6%
Abbott Laboratories	109,946	14,172,039
Blink Health LLC Class A1 (b)(c)(d)	250,304	8,392,693
Boston Scientific Corp (c)	318,561	32,359,426
Ceribell Inc (c)	249,242	4,229,637
Dexcom Inc (c)	352,271	22,358,640
GE HealthCare Technologies Inc	213,166	17,051,148
Intuitive Surgical Inc (c)	520,064	298,246,304
Medical Microinstruments Inc/Italy warrants 2/16/2031 (b)(c)(d)	11,774	142,465
Novocure Ltd (c)	5,436,860	69,646,177
PROCEPT BioRobotics Corp (c)(e)	1,438,294	45,565,154
		512,163,683
Health Care Providers & Services - 0.3%
Alignment Healthcare Inc (c)	1,463,221	28,108,475
Blue Marlin Therapeutics, Inc. (b)	895	55,938
Cardinal Health Inc	156,429	33,203,620
CVS Health Corp	1,091,245	87,692,448
HCA Healthcare Inc	38,700	19,670,823
McKesson Corp	98,310	86,622,907
Omada Health Inc (f)	852,686	15,970,809
Omada Health Inc (e)	161,543	3,025,700
Scorpion Therapeutics Inc (b)(d)	2,530,180	860,261
Scorpion Therapeutics Inc (b)(d)	2,530,180	25
Scorpion Therapeutics Inc rights (b)(c)(d)	2,530,180	1,442,203
		276,653,209
Health Care Technology - 0.0%
HeartFlow Inc (f)	319,184	10,293,684
HeartFlow Inc (e)	183,850	5,929,163
Prognomiq Inc (b)(c)(d)	183,441	12,840
Wugen Inc warrants 8/22/2035 (b)(c)(d)	134,529	232,735
		16,468,422
Life Sciences Tools & Services - 0.1%
10X Genomics Inc Class A (c)	10,200	191,862
Danaher Corp	84,166	19,087,165
Thermo Fisher Scientific Inc	132,570	78,326,334
		97,605,361
Pharmaceuticals - 3.1%
Adimab LLC (b)(c)(d)(g)	3,162,765	43,298,253
Adimab LLC (b)(c)(d)(g)	3,162,765	15,086,389
Amylyx Pharmaceuticals Inc (c)	343,733	5,149,120
Atea Pharmaceuticals Inc (c)	1,979,054	6,135,067
Bristol-Myers Squibb Co	318,754	15,682,697
Crinetics Pharmaceuticals Inc (c)	561,867	25,598,661
Dragonfly Therapeutics Inc (b)(c)(d)	481,725	16,238,950
Eli Lilly & Co	1,698,541	1,826,729,889
Harmony Biosciences Holdings Inc (c)	1,159,965	40,935,165
LENZ Therapeutics Inc (c)(e)	1,235,558	37,709,230
Lexicon Pharmaceuticals Inc (c)(e)	12,395,134	17,725,042
Maze Therapeutics Inc	95,775	3,615,506
Nuvation Bio Inc Class A (c)	16,899,404	135,702,214
Ocular Therapeutix Inc (c)	9,458,736	114,923,642
Optinose Inc (b)	364,134	4
Optinose Inc warrants 11/23/2027 (b)(c)	694,735	7
Pfizer Inc	79,795	2,053,923
Pfizer Inc rights (b)(c)	3,876,351	18,994,120
Rapport Therapeutics Inc (c)	1,987,207	59,039,920
Roche Holding AG rights (b)(c)	3,405,875	5,653,753
Sienna Biopharmaceuticals Inc (b)(c)	1,342,597	134
Skyhawk Therapeutics Inc (b)(c)(d)	603,195	8,722,200
Tarsus Pharmaceuticals Inc (c)	173,534	13,875,779
		2,412,869,665
TOTAL HEALTH CARE		7,930,828,524

Industrials - 2.7%
Aerospace & Defense - 0.9%
Anduril Industries Inc Class B (b)(d)	4,798	205,354
Anduril Industries Inc Class C (b)(d)	2	86
Beta Technologies Inc (f)	1,308,268	35,676,468
Beta Technologies Inc Class A (c)	813,566	22,185,945
Boeing Co (c)	444,995	84,104,055
GE Aerospace	737,854	220,212,526
Space Exploration Technologies Corp (b)(c)(d)	1,598,566	338,895,993
		701,280,427
Air Freight & Logistics - 0.0%
United Parcel Service Inc Class B	71,936	6,890,749
Construction & Engineering - 0.1%
Comfort Systems USA Inc	43,358	42,358,165
Fluor Corp (c)	397,230	17,053,084
Quanta Services Inc	124,615	57,931,021
		117,342,270
Electrical Equipment - 0.5%
Eaton Corp PLC	344,015	118,991,348
Emerson Electric Co	155,910	20,795,276
GE Vernova Inc	287,066	172,173,575
Vertiv Holdings Co Class A	295,406	53,093,320
		365,053,519
Ground Transportation - 0.4%
Avis Budget Group Inc (c)(e)	129,768	17,632,876
Uber Technologies Inc (c)	3,064,255	268,244,883
		285,877,759
Industrial Conglomerates - 0.1%
3M Co	130,539	22,459,235
Honeywell International Inc	183,078	35,185,761
		57,644,996
Machinery - 0.2%
Caterpillar Inc	233,057	134,184,898
Illinois Tool Works Inc	132,588	33,051,537
		167,236,435
Passenger Airlines - 0.5%
Alaska Air Group Inc (c)	153,948	6,598,211
Delta Air Lines Inc	2,011,884	128,961,764
Southwest Airlines Co	996,114	34,674,728
United Airlines Holdings Inc (c)	2,416,476	246,383,894
Wheels Up Experience Inc Class A rights (b)(c)	80,889	1
Wheels Up Experience Inc Stage 1 rights (b)(c)	80,889	1
Wheels Up Experience Inc Stage 3 rights (b)(c)	80,890	0
		416,618,599
Professional Services - 0.0%
Paylocity Holding Corp (c)	72,788	10,723,856
TOTAL INDUSTRIALS		2,128,668,610

Information Technology - 49.0%
Communications Equipment - 2.0%
Arista Networks Inc (c)	973,757	127,250,565
Ciena Corp (c)	6,343,710	1,295,449,019
Lumentum Holdings Inc (c)	628,665	204,416,711
		1,627,116,295
Electronic Equipment, Instruments & Components - 0.6%
Coherent Corp (c)	1,722,881	283,000,433
Corning Inc	2,469,489	207,930,974
		490,931,407
IT Services - 1.0%
Akamai Technologies Inc (c)	85,276	7,633,908
Cloudflare Inc Class A (c)	2,422,492	485,007,123
CoreWeave Inc Class A (c)(e)	1,656,071	121,091,912
CoreWeave Inc Class A (i)	145,520	10,640,422
IBM Corporation	88,532	27,319,205
Kyndryl Holdings Inc (c)	476,537	12,308,951
MongoDB Inc Class A (c)	17,877	5,941,777
Okta Inc Class A (c)	346,654	27,846,716
Snowflake Inc (c)	177,345	44,556,158
X.Ai Holdings Corp Class A (b)(d)	449,840	31,524,787
		773,870,959
Semiconductors & Semiconductor Equipment - 21.3%
Advanced Micro Devices Inc (c)	867,027	188,604,383
Applied Materials Inc	345,405	87,128,411
ARM Holdings PLC ADR (c)	79,191	10,735,132
Astera Labs Inc (c)	2,569,096	404,812,457
Broadcom Inc	4,309,215	1,736,441,276
Cirrus Logic Inc (c)	17,777	2,139,284
First Solar Inc (c)	35,760	9,759,619
GlobalFoundries Inc (c)	736,601	26,399,780
Impinj Inc (c)	894,556	153,747,340
Intel Corp (c)	434,600	17,627,376
KLA Corp	169,015	198,672,062
Lam Research Corp	554,526	86,506,056
Marvell Technology Inc	2,574,691	230,177,375
Micron Technology Inc	27,770	6,567,050
Monolithic Power Systems Inc	71,108	66,000,312
NVIDIA Corp	72,996,515	12,920,383,156
ON Semiconductor Corp (c)	719,393	36,142,304
QUALCOMM Inc	376,358	63,262,016
Silicon Laboratories Inc (c)	1,630,998	208,082,725
SiTime Corp (c)	879,043	261,691,101
Teradyne Inc	460,519	83,763,801
Texas Instruments Inc	226,758	38,156,569
		16,836,799,585
Software - 12.2%
Adobe Inc (c)	161,928	51,838,011
AppLovin Corp Class A (c)	1,261,992	756,538,964
Asapp Inc warrants 8/28/2028 (b)(c)(d)	1,007,060	684,801
Atlassian Corp Class A (c)	22,479	3,361,060
Autodesk Inc (c)	193,808	58,789,719
Celestial AI Inc (b)(d)	42,231	778,317
Circle Internet Group Inc Class A	362,305	28,959,039
Confluent Inc Class A (c)	695,702	15,479,370
Crowdstrike Holdings Inc Class A (c)	379,359	193,154,428
Datadog Inc Class A (c)	376,119	60,182,801
Docusign Inc (c)	73,326	5,085,158
Elastic NV (c)	136,449	9,623,748
Figma Inc Class A	338,578	12,178,651
HubSpot Inc (c)	90,906	33,391,592
Intuit Inc	273,017	173,114,619
Microsoft Corp	12,529,360	6,164,570,414
Monday.com Ltd (c)	24,995	3,595,781
Netskope Inc Class A (c)	218,303	4,012,409
Nutanix Inc Class A (c)(h)	13,441,633	642,510,057
Openai Group Pbc Class A (b)(d)	18,000	7,821,720
Oracle Corp	3,907,016	789,021,881
Palantir Technologies Inc Class A (c)	422,404	71,153,954
Palo Alto Networks Inc (c)	105,454	20,049,969
Rubrik Inc Class A (c)	519,176	35,989,280
Salesforce Inc	127,943	29,495,979
SentinelOne Inc Class A (c)	229,011	3,712,268
Servicenow Inc (c)	313,340	254,560,549
Stripe Inc Class B (b)(c)(d)	205,500	8,511,810
Via Transportation Inc (c)	71,703	2,497,415
Workday Inc Class A (c)	139,113	29,995,545
Zoom Communications Inc Class A (c)	1,479,405	125,690,249
Zscaler Inc (c)	495,577	124,637,616
		9,720,987,174
Technology Hardware, Storage & Peripherals - 11.9%
Apple Inc	23,675,147	6,601,814,741
Pure Storage Inc Class A (c)	15,969,895	1,420,681,859
Sandisk Corp/DE	6,277,799	1,401,706,961
Western Digital Corp	418,508	68,354,912
		9,492,558,473
TOTAL INFORMATION TECHNOLOGY		38,942,263,893

Materials - 0.3%
Chemicals - 0.0%
Corteva Inc	362,003	24,424,342
Farmers Business Network Inc (b)(c)	158,470	190,164
Farmers Business Network Inc warrants 9/27/2033 (b)(c)(d)	739,310	879,779
Mosaic Co/The	437,677	10,718,710
Solstice Advanced Materials Inc	45,769	2,182,266
		38,395,261
Construction Materials - 0.0%
James Hardie Industries PLC (c)	438,289	8,669,356
Containers & Packaging - 0.0%
Smurfit WestRock PLC	354,286	12,644,467
Metals & Mining - 0.3%
Freeport-McMoRan Inc	3,491,377	150,059,384
TOTAL MATERIALS		209,768,468

Real Estate - 0.2%
Health Care REITs - 0.0%
Welltower Inc	162,139	33,760,583
Real Estate Management & Development - 0.1%
CBRE Group Inc Class A (c)	301,256	48,752,258
Zillow Group Inc Class C (c)	662,335	49,264,478
		98,016,736
Specialized REITs - 0.1%
American Tower Corp	219,244	39,742,360
Equinix Inc	14,224	10,715,081
		50,457,441
TOTAL REAL ESTATE		182,234,760

TOTAL UNITED STATES		73,997,058,785
TOTAL COMMON STOCKS (Cost $23,429,698,342)		77,112,236,810

Convertible Corporate Bonds - 0.1%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.1%
Consumer Discretionary - 0.1%
Automobiles - 0.1%
Neutron Holdings Inc 4% 5/22/2027 (b)(d)	3,596,400	16,126,258
Neutron Holdings Inc 4% 6/12/2027 (b)(d)	742,912	3,331,217
Neutron Holdings Inc 8% 10/29/2026 (b)(d)(j)	9,317,396	16,618,508
		36,075,983
Health Care - 0.0%
Health Care Equipment & Supplies - 0.0%
Kardium Inc/Us 10% 12/31/2026 (b)(d)	2,148,929	2,526,067
Health Care Technology - 0.0%
Wugen Inc 0% 12/31/2199 (b)(d)(k)	2,085,443	2,209,735
Pharmaceuticals - 0.0%
Galvanize Therapeutics 10% 2/28/2027 (b)(d)	1,438,534	1,838,015
TOTAL HEALTH CARE		6,573,817

Information Technology - 0.0%
Electronic Equipment, Instruments & Components - 0.0%
Enevate Corp 10% 5/12/2199 (b)(d)	63,175	37,962
Software - 0.0%
Evozyne Inc 6% 9/13/2028 pay-in-kind (b)(d)	4,350,816	5,066,525
TOTAL INFORMATION TECHNOLOGY		5,104,487

Materials - 0.0%
Chemicals - 0.0%
Farmers Business Network Inc 15% 12/31/2199 (b)(d)	850,206	622,606
TOTAL UNITED STATES		48,376,893
TOTAL CONVERTIBLE CORPORATE BONDS (Cost $25,257,455)		48,376,893

Convertible Preferred Stocks - 2.7%
	Shares	Value ($)
AUSTRALIA - 0.0%
Information Technology - 0.0%
Software - 0.0%
Canva Australia Holdings Pty Ltd Series A (b)(c)(d)	3,369	5,545,846
Canva Australia Holdings Pty Ltd Series A2 (b)(c)(d)	611	1,005,791

TOTAL AUSTRALIA		6,551,637
BELGIUM - 0.0%
Health Care - 0.0%
Pharmaceuticals - 0.0%
AgomAb Therapeutics SA Series C (b)(c)(d)	36,687	10,888,919
AgomAb Therapeutics SA Series D (b)(c)(d)	7,587	2,317,277

TOTAL BELGIUM		13,206,196
CANADA - 0.0%
Health Care - 0.0%
Biotechnology - 0.0%
Deep Genomics Inc Series C (b)(c)(d)	682,293	8,931,215
Information Technology - 0.0%
Software - 0.0%
Taalas Inc Series B (b)(d)	95,900	5,300,393
TOTAL CANADA		14,231,608
CHINA - 0.1%
Communication Services - 0.1%
Interactive Media & Services - 0.1%
Bytedance Ltd Series E1 (b)(c)(d)	403,450	96,743,276
DENMARK - 0.0%
Health Care - 0.0%
Biotechnology - 0.0%
Galecto Inc Series C	900	16,002,000
ESTONIA - 0.0%
Information Technology - 0.0%
Software - 0.0%
Bolt Technology OU Series E (b)(c)(d)	72,621	16,247,285
FINLAND - 0.2%
Health Care - 0.2%
Health Care Technology - 0.2%
Oura Health Oy Series D (b)(d)	864,427	46,307,354
Oura Health Oy Series E (b)(d)	1,920,845	102,899,667

TOTAL FINLAND		149,207,021
FRANCE - 0.0%
Health Care - 0.0%
Health Care Technology - 0.0%
DNA Script SAS Series B (b)(c)(d)	22	542
DNA Script SAS Series C (b)(c)(d)	10,882	2,166,023

TOTAL FRANCE		2,166,565
ISRAEL - 0.0%
Health Care - 0.0%
Health Care Equipment & Supplies - 0.0%
InSightec Ltd Series G (b)(c)(d)	6,623,267	4,636,287
Industrials - 0.0%
Electrical Equipment - 0.0%
Element Labs Inc Series A (b)(d)	530,700	4,192,530
Element Labs Inc Series B (b)(d)	286,800	2,518,104
		6,710,634
Information Technology - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
Xsight Labs Ltd Series D (b)(c)(d)	787,863	1,166,037
Xsight Labs Ltd Series F (b)(d)	1,303,469	5,487,605
		6,653,642
TOTAL ISRAEL		18,000,563
UNITED KINGDOM - 0.0%
Health Care - 0.0%
Biotechnology - 0.0%
Quell Therapeutics Ltd Series B (b)(c)(d)	3,870,630	8,902,449
Information Technology - 0.0%
Software - 0.0%
NScale Global Holdings Ltd Series B (b)(d)	17,700	6,723,876
TOTAL UNITED KINGDOM		15,626,325
UNITED STATES - 2.4%
Consumer Discretionary - 0.0%
Automobiles - 0.0%
Neutron Holdings Inc Series 1D (b)(c)(d)	17,893,728	1,717,798
Rad Power Bikes Inc Series A (b)(c)(d)	154,174	1
Rad Power Bikes Inc Series C (b)(c)(d)	606,658	6
Rad Power Bikes Inc Series D (b)(c)(d)	1,071,300	11
Waymo LLC Series A2 (b)(c)(d)	44,767	3,274,706
Waymo LLC Series C2 (b)(c)(d)	33,554	2,894,368
		7,886,890
Hotels, Restaurants & Leisure - 0.0%
Discord Inc Series I (b)(c)(d)	7,000	1,784,720
Textiles, Apparel & Luxury Goods - 0.0%
Freenome Holdings Inc Series C (b)(c)(d)	900,884	2,666,617
Freenome Holdings Inc Series D (b)(c)(d)	502,404	1,487,115
Laronde Inc Series B (b)(c)(d)	344,496	8,264,460
		12,418,192
TOTAL CONSUMER DISCRETIONARY		22,089,802

Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
GoBrands Inc Series G (b)(c)(d)	125,688	5,145,667
GoBrands Inc Series H (b)(c)(d)	104,311	5,471,112
		10,616,779
Food Products - 0.0%
AgBiome LLC Series C (b)(c)(d)	1,060,308	11
AgBiome LLC Series D (b)(c)(d)	852,431	8,524
		8,535
Tobacco - 0.0%
JUUL Labs Inc Series E (b)(c)(d)	22,033	41,818
TOTAL CONSUMER STAPLES		10,667,132

Financials - 0.1%
Financial Services - 0.1%
Akeana Series C (b)(c)(d)	372,100	4,781,484
Paragon Biosciences Emalex Capital Inc Series B (b)(c)(d)	416,094	3,803,099
Paragon Biosciences Emalex Capital Inc Series C (b)(c)(d)	559,977	5,196,587
Paragon Biosciences Emalex Capital Inc Series D-3 (b)(d)	239,944	2,454,627
Paragon Biosciences Emalex Capital Inc Series D1 (b)(c)(d)	836,878	7,791,334
Paragon Biosciences Emalex Capital Inc Series D2 (b)(c)(d)	138,091	1,204,154
Tenstorrent Holdings Inc Series C1 (b)(c)(d)	178,216	13,056,104
Tenstorrent Holdings Inc Series D1 (b)(c)(d)	179,036	13,733,852
Tenstorrent Holdings Inc Series D2 (b)(c)(d)	47,252	3,523,109
		55,544,350
Health Care - 0.4%
Biotechnology - 0.3%
Altos Labs Inc Series B (b)(c)(d)	485,428	12,145,409
Altos Labs Inc Series C (b)(c)(d)	108,056	2,703,561
Ankyra Therapeutics Series B (b)(c)(d)	1,356,730	6,932,890
Asimov Inc Series B (b)(c)(d)	82,174	2,270,468
Bright Peak Therapeutics Inc. Series B (b)(c)(d)	1,272,915	2,278,518
Bright Peak Therapeutics Inc. Series C (b)(c)(d)	2,299,209	2,828,027
Cardurion Pharmaceuticals Inc Series B (b)(c)(d)	1,181,602	6,297,939
Castle Creek Biosciences Inc Series B (b)(c)(d)	16,803	3,645,411
Castle Creek Biosciences Inc Series C (b)(c)(d)	13,100	3,342,727
Castle Creek Biosciences Inc Series D1 (b)(c)(d)	19,720	4,431,676
Castle Creek Biosciences Inc Series D2 (b)(c)(d)	6,341	1,271,624
CELLANOME Inc Series B (b)(c)(d)	1,040,007	7,820,853
City Therapeutics Inc Series A (b)(c)(d)	800,961	8,265,918
Cleerly Inc Series C (b)(c)(d)	983,054	12,307,836
Element Biosciences Inc Series B (b)(c)(d)	1,096,312	4,703,178
Element Biosciences Inc Series C (b)(c)(d)	480,109	3,624,823
Element Biosciences Inc Series D (b)(c)(d)	224,866	1,045,627
Element Biosciences Inc Series D1 (b)(c)(d)	224,866	1,045,627
ElevateBio LLC Series C (b)(c)(d)	1,534,100	2,930,131
Generate Biomedicines Inc Series B (b)(c)(d)	820,747	10,448,110
Generate Biomedicines Inc Series C (b)(c)(d)	752,025	9,573,278
Genesis Therapeutics Inc Series D (b)(c)(d)	1,654,854	8,654,886
Intarcia Therapeutics Inc (b)(c)(d)	1,051,411	10
Intarcia Therapeutics Inc Series DD (b)(c)(d)	1,543,687	15
Kardigan Inc Series B (b)(d)	405,310	8,661,475
LifeMine Therapeutics Inc Series C (b)(c)(d)	7,794,524	9,197,538
National Resilience LLC Series B (b)(c)(d)	1,277,345	5,071,060
National Resilience LLC Series C (b)(c)(d)	379,000	2,778,070
Neurona Therapeutics Inc Series F (b)(d)	3,297,200	7,748,420
Odyssey Therapeutics Inc Series B (b)(c)(d)	1,298,749	1,545,511
Odyssey Therapeutics Inc Series C (b)(c)(d)	990,319	1,148,770
Odyssey Therapeutics Inc Series D (b)(d)	2,563,416	3,332,441
Parabilis Medicines Inc Series D (b)(c)(d)	883,504	6,202,198
Parabilis Medicines Inc Series E (b)(c)(d)	491,048	3,545,367
Sonoma Biotherapeutics Inc Series B (b)(c)(d)	2,497,760	7,493,280
Sonoma Biotherapeutics Inc Series B1 (b)(c)(d)	1,332,116	4,489,231
T-Knife Therapeutics Inc Series B (b)(c)(d)	995,165	686,663
Treeline Biosciences Series A (b)(c)(d)	1,347,260	10,899,333
Treeline Biosciences Series A1 (b)(c)(d)	464,216	3,857,635
Triveni Bio Inc Series B (b)(c)(d)	4,766,021	5,433,264
		200,658,798
Health Care Equipment & Supplies - 0.1%
Blink Health LLC Series C (b)(c)(d)	927,374	31,094,851
Blink Health LLC Series D (b)(c)(d)	241,612	8,101,250
Kardium Inc/Us Series D-6 (b)	8,237,435	7,578,440
Kardium Inc/Us Series D-6 (b)(d)	5,899,008	6,724,869
Kardium Inc/Us Series D-7 (b)	8,754,573	4,990,107
Kardium Inc/Us Series D-7 (b)(d)	1,916,096	1,092,175
Kardium Inc/Us Series D-7 (b)	398,649	231,216
Medical Microinstruments Inc/Italy Series C (b)(c)(d)	212,985	7,201,023
		67,013,931
Health Care Providers & Services - 0.0%
Conformal Medical Inc Series C (b)(c)(d)	1,067,180	6,861,967
Conformal Medical Inc Series D (b)(c)(d)	173,136	1,329,684
		8,191,651
Health Care Technology - 0.0%
Aledade Inc Series B1 (b)(c)(d)	101,470	3,400,260
Aledade Inc Series E1 (b)(c)(d)	66,006	2,211,861
Candid Therapeutics Series B (b)(c)(d)	3,627,103	3,808,458
Wugen Inc Series B (b)(c)(d)	493,529	784,711
Wugen Inc Series C (b)(d)	1,850,500	3,219,870
		13,425,160
Pharmaceuticals - 0.0%
Galvanize Therapeutics Series B (b)(c)(d)	4,342,265	3,126,431
Galvanize Therapeutics Series C-1 (b)(d)	4,790,283	2,107,724
Kartos Therapeutics Inc Series C (b)(c)(d)	1,226,990	7,509,179
Kartos Therapeutics Inc Series D (b)(d)	411,901	2,520,834
Mentari Therapeutics Inc Series A (b)(d)	2,005,263	2,767,263
Mirador Therapeutics Inc Series A (b)(c)(d)	2,678,245	9,534,552
Mirador Therapeutics Inc Series B (b)(d)	2,942,219	10,650,833
		38,216,816
TOTAL HEALTH CARE		327,506,356

Industrials - 0.6%
Aerospace & Defense - 0.6%
Anduril Industries Inc Series F (b)(c)(d)	287,246	12,294,129
Anduril Industries Inc Series G (b)(d)	45,100	1,930,280
Space Exploration Technologies Corp Series G (b)(c)(d)	216,276	458,505,120
		472,729,529
Air Freight & Logistics - 0.0%
Zipline International Inc Series G (b)(c)(d)	180,063	9,790,025
Electrical Equipment - 0.0%
Empower Semiconductor Inc Series D (b)(d)	1,061,500	7,886,945
TOTAL INDUSTRIALS		490,406,499

Information Technology - 1.2%
Electronic Equipment, Instruments & Components - 0.2%
Cerebras Systems Inc Series G (b)(d)	2,570,200	93,118,347
Enevate Corp Series E (b)(c)(d)	4,067,736	732,192
Menlo Microsystems Inc Series C (b)(c)(d)	4,423,488	2,698,328
Vast Data Ltd Series A (b)(c)(d)	318,221	7,481,376
Vast Data Ltd Series A1 (b)(c)(d)	783,248	18,414,160
Vast Data Ltd Series A2 (b)(c)(d)	900,985	21,182,157
Vast Data Ltd Series B (b)(c)(d)	716,925	16,854,907
Vast Data Ltd Series C (b)(c)(d)	20,899	491,335
Vast Data Ltd Series E (b)(c)(d)	685,070	16,105,996
		177,078,798
IT Services - 0.5%
X.Ai Holdings Corp Series B (b)(d)	2,143,337	150,205,057
X.Ai Holdings Corp Series C (b)(d)	2,242,800	157,175,425
		307,380,482
Semiconductors & Semiconductor Equipment - 0.0%
Alif Semiconductor Series C (b)(c)(d)	190,608	4,830,007
Alif Semiconductor Series D (b)(d)	251,500	6,810,620
Danger Devices Inc Series B (b)(d)	3,437,900	3,128,489
Retym Inc Series C (b)(c)(d)	666,292	7,275,909
Retym Inc Series D (b)(d)	165,291	1,899,193
SiMa Technologies Inc Series B (b)(c)(d)	1,596,216	9,768,842
SiMa Technologies Inc Series B1 (b)(c)(d)	106,922	771,977
		34,485,037
Software - 0.4%
Anthropic PBC Series D (b)(c)(d)	235,150	34,868,042
Anthropic PBC Series E (b)(d)	45,100	6,357,296
Anthropic PBC Series F (b)(d)	66,600	9,387,936
Asapp Inc Series D (b)(c)(d)	1,755,238	1,685,027
Celestial AI Inc Series A (b)(d)	269,280	4,962,830
Celestial AI Inc Series B (b)(d)	202,627	3,734,416
Celestial AI Inc Series C1 (b)(d)	811,682	14,959,299
Crusoe Energy Systems LLC Series D (b)(d)	259,289	21,782,869
Crusoe Energy Systems LLC Series E (b)(d)	22,214	1,866,198
Databricks Inc Series G (b)(c)(d)	250,296	44,883,079
Databricks Inc Series H (b)(c)(d)	273,171	48,985,024
Databricks Inc Series J (b)(d)	130,663	23,430,489
Databricks Inc Series K (b)(d)	8,900	1,595,948
Dataminr Inc Series D, 8% (b)(c)(d)	1,773,901	16,000,587
Evozyne Inc Series A (b)(c)(d)	444,700	7,337,550
Evozyne Inc Series B (b)(c)(d)	247,942	4,207,576
Lyte Ai Inc Series B (b)(c)(d)	673,357	6,706,636
Openai Group Pbc Series A-3 (b)(d)	22,979	9,985,295
Physical Intelligence Inc Series B (b)(d)	41,700	11,322,801
Skyryse Inc Series B (b)(c)(d)	568,445	14,864,837
Skyryse Inc Series C (b)(d)	296,604	8,014,240
Skyryse Inc Series C-1 (b)(d)	53,976	1,414,711
Stripe Inc Series H (b)(c)(d)	88,200	3,653,244
		302,005,930
Technology Hardware, Storage & Peripherals - 0.1%
Lightmatter Inc Series C1 (b)(c)(d)	407,933	19,242,200
Lightmatter Inc Series C2 (b)(c)(d)	64,075	3,129,422
Lightmatter Inc Series D (b)(c)(d)	426,443	27,833,935
		50,205,557
TOTAL INFORMATION TECHNOLOGY		871,155,804

Materials - 0.1%
Chemicals - 0.0%
Farmers Business Network Inc Series G (b)(c)(d)	28,363	34,035
Manus Bio Inc Series One-5 (b)(d)	736,380	2,658,332
Manus Bio Inc Series One-6 (b)(d)	914,609	3,301,738
		5,994,105
Metals & Mining - 0.1%
Diamond Foundry Inc Series C (b)(c)(d)	1,704,625	50,218,253
TOTAL MATERIALS		56,212,358

Utilities - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
Redwood Materials Series C (b)(c)(d)	80,057	3,821,921
Redwood Materials Series D (b)(c)(d)	18,751	895,173
Redwood Materials Series E (b)(d)	5,091	243,044
		4,960,138
TOTAL UNITED STATES		1,838,542,439
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $1,521,530,785)		2,186,524,915

Non-Convertible Preferred Stocks - 0.0%
	Shares	Value ($)
UNITED STATES - 0.0%
Health Care - 0.0%
Biotechnology - 0.0%
Castle Creek Biosciences Inc Series A4 (b)(c)(d)	46,864	10,583,297
Pharmaceuticals - 0.0%
Faraday Pharmaceuticals Inc Series B (b)(c)(d)	641,437	89,801
TOTAL HEALTH CARE		10,673,098

TOTAL NON-CONVERTIBLE PREFERRED STOCKS (Cost $16,351,603)		10,673,098

Preferred Securities - 0.0%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.0%
Consumer Discretionary - 0.0%
Automobiles - 0.0%
Rad Power Bikes Inc 8% 12/31/2025 (b)(d)	985,838	208,340
Health Care - 0.0%
Biotechnology - 0.0%
Intarcia Therapeutics Inc 6% (b)(d)(l)	13,681,944	1
Information Technology - 0.0%
Electronic Equipment, Instruments & Components - 0.0%
Enevate Corp 6% (b)(d)(m)	226,061	58,723
Semiconductors & Semiconductor Equipment - 0.0%
SiMa Technologies Inc 10% 12/31/2027 (b)(d)	1,778,053	2,173,413
SiMa Technologies Inc 7.5% 12/31/2027 (b)(d)	1,452,300	1,585,198
		3,758,611
TOTAL INFORMATION TECHNOLOGY		3,817,334

TOTAL UNITED STATES		4,025,675
TOTAL PREFERRED SECURITIES (Cost $18,124,196)		4,025,675

Money Market Funds - 0.6%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (n)	4.02	270,074,271	270,128,286
Fidelity Securities Lending Cash Central Fund (n)(o)	4.02	230,358,172	230,381,208
TOTAL MONEY MARKET FUNDS (Cost $500,505,371)			500,509,494

TOTAL INVESTMENT IN SECURITIES - 100.4% (Cost $25,511,467,752)	79,862,346,885
NET OTHER ASSETS (LIABILITIES) - (0.4)%	(282,396,373)
NET ASSETS - 100.0%	79,579,950,512

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Level 3 security.
(c)	Non-income producing.
(d)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $2,940,951,889 or 3.7% of net assets.

(e)	Security or a portion of the security is on loan at period end.
(f)
Security is subject to lock-up or market standoff agreement. Fair value is based on the unadjusted market price of the equivalent equity security. At the end of the period, the total value of unadjusted equity securities subject to contractual sale restrictions is $93,887,105 with varying restriction expiration dates. Under normal market conditions, there are no circumstances that could cause the restrictions to lapse.

(g)	Investment is owned by a wholly-owned subsidiary (Subsidiary) that is treated as a corporation for U.S. tax purposes.
(h)	Affiliated company.
(i)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $10,640,422 or 0.0% of net assets.

(j)	Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(k)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(l)	Non-income producing - Security is in default.
(m)	Security is perpetual in nature with no stated maturity date.
(n)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(o)	Investment made with cash collateral received from securities on loan.
Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Adimab LLC	9/17/2014 - 6/5/2015	35,731,000

Adimab LLC	9/17/2014 - 6/5/2015	12,138,000

AgBiome LLC Series C	6/29/2018	6,715,673

AgBiome LLC Series D	9/3/2021	4,751,176

AgomAb Therapeutics SA Series C	10/3/2023	8,010,458

AgomAb Therapeutics SA Series D	10/22/2024	1,963,748

AgomAb Therapeutics SA warrants 10/10/2033	10/3/2023	0

AgomAb Therapeutics SA warrants 11/4/2034	10/22/2024	0

Akeana Series C	1/23/2024	4,748,294

Aledade Inc Series B1	5/7/2021	3,885,358

Aledade Inc Series E1	5/20/2022	3,288,049

Alif Semiconductor Series C	3/8/2022	3,869,064

Alif Semiconductor Series D	4/11/2025	6,794,801

Altos Labs Inc Series B	7/22/2022	9,295,170

Altos Labs Inc Series C	3/15/2024	2,703,820

Anduril Industries Inc Class B	6/16/2025	196,156

Anduril Industries Inc Class C	6/16/2025	80

Anduril Industries Inc Series F	8/7/2024	6,243,752

Anduril Industries Inc Series G	4/17/2025	1,843,814

Ankyra Therapeutics Series B	8/26/2021	7,640,832

Ant International Co Ltd Class C	5/16/2018	6,690,160

Anthropic PBC Series D	5/31/2024	7,055,558

Anthropic PBC Series E	2/14/2025	2,529,501

Anthropic PBC Series F	8/18/2025	9,388,442

Asapp Inc Series D	8/29/2023	6,777,852

Asapp Inc warrants 8/28/2028	8/29/2023	0

Asimov Inc Series B	10/29/2021	7,615,944

Beauty Health Co/The	12/8/2020	28,847,170

Bending Spoons SpA Class C	10/9/2025	4,870,282

Blink Health LLC Class A1	12/30/2020 - 6/17/2024	7,280,990

Blink Health LLC Series C	11/7/2019 - 7/14/2021	35,403,430

Blink Health LLC Series D	6/17/2024 - 6/25/2024	10,147,704

Bolt Technology OU Series E	1/3/2022	18,866,682

Bright Peak Therapeutics Inc. Series B	5/14/2021	4,972,006

Bright Peak Therapeutics Inc. Series C	5/7/2024	2,606,153

Bytedance Ltd Series E1	11/18/2020	44,207,703

CAMP4 Therapeutics Corp	9/9/2025	645,960

Candid Therapeutics Series B	8/27/2024	4,352,523

Canva Australia Holdings Pty Ltd Class A	3/18/2024 - 11/12/2025	12,944,994

Canva Australia Holdings Pty Ltd Series A	9/22/2023	3,593,581

Canva Australia Holdings Pty Ltd Series A2	9/22/2023	651,730

Cardurion Pharmaceuticals Inc Series B	7/10/2024	5,787,014

Castle Creek Biosciences Inc Series A4	9/29/2016	15,508,325

Castle Creek Biosciences Inc Series B	10/9/2018	6,920,316

Castle Creek Biosciences Inc Series C	12/9/2019	5,395,235

Castle Creek Biosciences Inc Series D1	4/19/2022	4,240,392

Castle Creek Biosciences Inc Series D2	6/28/2021	1,087,099

Celestial AI Inc	2/25/2025	625,681

Celestial AI Inc Series A	2/25/2025	3,989,572

Celestial AI Inc Series B	2/25/2025	3,002,060

Celestial AI Inc Series C1	2/25/2025	14,147,780

CELLANOME Inc Series B	1/8/2024	7,789,652

Cerebras Systems Inc Series G	9/19/2025	93,124,515

City Therapeutics Inc Series A	4/17/2024	8,033,238

Cleerly Inc Series C	7/8/2022	11,580,966

Conformal Medical Inc Series C	7/24/2020	3,913,418

Conformal Medical Inc Series D	5/26/2023 - 7/31/2025	879,472

Crescent Biopharma Inc	10/28/2024	3,870,686

Crusoe Energy Systems LLC Series D	12/10/2024	7,563,938

Crusoe Energy Systems LLC Series E	10/8/2025	1,866,159

Danger Devices Inc Series B	3/5/2025	3,095,829

Databricks Inc Series G	2/1/2021	14,798,159

Databricks Inc Series H	8/31/2021	20,073,734

Databricks Inc Series J	12/17/2024	12,086,328

Databricks Inc Series K	9/8/2025	1,334,999

Dataminr Inc Series D, 8%	2/18/2015 - 3/6/2015	22,617,238

Deep Genomics Inc Series C	7/21/2021	9,894,067

Deverra Therapeutics	5/1/2018	0

Diamond Foundry Inc Series C	3/15/2021	40,911,000

Discord Inc Series I	9/15/2021	3,854,371

DNA Script SAS	12/17/2021	370,743

DNA Script SAS	12/17/2021	1,416,515

DNA Script SAS Series B	12/17/2021	17,616

DNA Script SAS Series C	10/1/2021	9,465,708

Dragonfly Therapeutics Inc	12/19/2019	12,746,444

Element Biosciences Inc Series B	12/13/2019	5,745,333

Element Biosciences Inc Series C	6/21/2021	9,869,457

Element Biosciences Inc Series D	6/28/2024	1,763,691

Element Biosciences Inc Series D1	6/28/2024	1,763,691

Element Labs Inc Series A	2/11/2025	1,957,538

Element Labs Inc Series B	6/27/2025	2,517,789

ElevateBio LLC Series C	3/9/2021	6,435,550

Empower Semiconductor Inc Series D	6/27/2025	8,519,387

Enevate Corp 10% 5/12/2199	11/12/2024	63,175

Enevate Corp 6%	11/2/2023 - 10/31/2024	226,061

Enevate Corp Series E	1/29/2021	4,509,838

Epic Games Inc	7/13/2020 - 7/30/2020	29,785,000

Evozyne Inc 6% 9/13/2028 pay-in-kind	9/14/2023 - 9/30/2025	4,350,816

Evozyne Inc Series A	4/9/2021	9,992,409

Evozyne Inc Series B	9/14/2023	3,840,622

Fanatics Inc Class A	8/13/2020 - 10/24/2022	21,635,851

Faraday Pharmaceuticals Inc Series B	12/30/2019	843,278

Farmers Business Network Inc 15% 12/31/2199	9/29/2023 - 9/25/2024	850,206

Farmers Business Network Inc Series G	9/15/2021	1,762,981

Farmers Business Network Inc warrants 9/27/2033	9/29/2023	0

Freenome Holdings Inc Series C	8/14/2020	5,957,816

Freenome Holdings Inc Series D	11/22/2021	3,789,282

Galvanize Therapeutics 10% 2/28/2027	7/7/2025	1,838,015

Galvanize Therapeutics Series B	3/29/2022	7,517,698

Galvanize Therapeutics Series C-1	7/7/2025	2,107,725

Generate Biomedicines Inc Series B	11/2/2021	9,725,852

Generate Biomedicines Inc Series C	6/5/2023 - 1/21/2025	8,911,496

Genesis Therapeutics Inc Series D	8/10/2023	8,452,332

GoBrands Inc Series G	3/2/2021	31,386,468

GoBrands Inc Series H	7/22/2021	40,523,841

InSightec Ltd Series G	6/17/2024	5,880,136

Intarcia Therapeutics Inc	11/14/2012	14,330,732

Intarcia Therapeutics Inc 6%	2/26/2019	13,681,944

Intarcia Therapeutics Inc Series DD	3/17/2014	49,999,990

Jade Biosciences Inc	10/7/2025	4,305,671

JUUL Labs Inc Class A	7/6/2018 - 11/4/2025	16,300,063

JUUL Labs Inc Series E	7/6/2018	649,610

Kardigan Inc Series B	10/9/2025	8,659,481

Kardium Inc/Us 10% 12/31/2026	5/31/2024 - 10/1/2025	2,413,092

Kardium Inc/Us Series D-6	12/30/2020	5,992,448

Kardium Inc/Us Series D-7	8/6/2024	930,130

Kartos Therapeutics Inc Series C	8/22/2023	6,936,175

Kartos Therapeutics Inc Series D	2/26/2025	2,328,476

Laronde Inc Series B	8/13/2021	9,645,888

LifeMine Therapeutics Inc Series C	2/15/2022	15,874,250

Lightmatter Inc Series C1	5/19/2023	6,713,272

Lightmatter Inc Series C2	12/18/2023	1,666,065

Lightmatter Inc Series D	10/11/2024	34,213,735

Lyte Ai Inc Series B	8/13/2024	8,542,274

Manus Bio Inc Series One-5	11/13/2020	7,724,091

Manus Bio Inc Series One-6	3/30/2021	9,593,583

Medical Microinstruments Inc/Italy Series C	2/16/2024	7,099,578

Medical Microinstruments Inc/Italy warrants 2/16/2031	2/16/2024	0

Menlo Microsystems Inc Series C	2/9/2022	5,863,333

Mentari Therapeutics Inc Series A	9/18/2025	2,751,822

Mirador Therapeutics Inc Series A	3/19/2024	8,034,735

Mirador Therapeutics Inc Series B	7/31/2025	9,709,323

National Resilience LLC Series B	12/1/2020	17,448,533

National Resilience LLC Series C	6/28/2021	16,831,390

Neurona Therapeutics Inc Series F	3/28/2025	6,792,232

Neutron Holdings Inc	2/4/2021	15,464

Neutron Holdings Inc 4% 5/22/2027	6/4/2020	3,596,400

Neutron Holdings Inc 4% 6/12/2027	6/12/2020	742,912

Neutron Holdings Inc 8% 10/29/2026	10/29/2021 - 10/29/2025	9,317,396

Neutron Holdings Inc Series 1D	1/25/2019	4,339,229

NScale Global Holdings Ltd Series B	9/25/2025	6,723,876

Odyssey Therapeutics Inc Series B	9/30/2022	8,202,691

Odyssey Therapeutics Inc Series C	10/25/2023	4,951,595

Odyssey Therapeutics Inc Series D	6/16/2025	3,857,864

Openai Group Pbc Class A	9/3/2025	7,740,000

Openai Group Pbc Series A-3	8/4/2025	7,051,600

Oruka Therapeutics Inc	9/17/2025	5,160,990

Oura Health Oy Series D	12/18/2024	22,207,129

Oura Health Oy Series E	9/24/2025	102,899,667

Parabilis Medicines Inc Series D	11/17/2022	9,509,242

Parabilis Medicines Inc Series E	2/29/2024	3,058,296

Paragon Biosciences Emalex Capital Inc Series B	9/18/2019	4,239,998

Paragon Biosciences Emalex Capital Inc Series C	2/26/2021	5,991,754

Paragon Biosciences Emalex Capital Inc Series D-3	5/6/2025	3,318,426

Paragon Biosciences Emalex Capital Inc Series D1	10/21/2022 - 3/13/2025	9,063,389

Paragon Biosciences Emalex Capital Inc Series D2	5/18/2022	1,190,282

Physical Intelligence Inc Series B	10/24/2025	11,324,023

Prognomiq Inc	8/20/2020 - 2/16/2022	3,655,328

Quell Therapeutics Ltd Series B	11/24/2021	7,315,491

Rad Power Bikes Inc	1/21/2021	5,704,519

Rad Power Bikes Inc 8% 12/31/2025	10/6/2023	985,838

Rad Power Bikes Inc Series A	1/21/2021	743,711

Rad Power Bikes Inc Series C	1/21/2021	2,926,421

Rad Power Bikes Inc Series D	9/17/2021	10,267,125

Rad Power Bikes Inc warrants 10/6/2033	10/6/2023	0

Redwood Materials Series C	5/28/2021	3,794,980

Redwood Materials Series D	6/2/2023	895,095

Redwood Materials Series E	10/20/2025	243,022

Retym Inc Series C	5/17/2023 - 6/20/2023	5,184,951

Retym Inc Series D	1/29/2025	1,749,936

Revolut Group Holdings Ltd	12/27/2024	5,865,604

Saluda Medical Inc	1/20/2022 - 10/30/2025	15,689,338

Saluda Medical Inc warrants 1/20/2027	1/20/2022	0

Scholar Rock Holding Corp warrants 12/31/2025	6/17/2022	0

Scorpion Therapeutics Inc	3/5/2025	834,959

Scorpion Therapeutics Inc	3/5/2025	0

Scorpion Therapeutics Inc rights	3/5/2025	1,391,599

SiMa Technologies Inc 10% 12/31/2027	4/8/2024 - 10/5/2025	1,778,053

SiMa Technologies Inc 7.5% 12/31/2027	7/18/2025	1,452,300

SiMa Technologies Inc Series B	5/10/2021	8,184,438

SiMa Technologies Inc Series B1	4/25/2022	758,173

Skyhawk Therapeutics Inc	5/21/2021	9,904,462

Skyryse Inc Series B	10/21/2021	14,029,206

Skyryse Inc Series C	9/16/2025 - 11/21/2025	8,015,486

Skyryse Inc Series C-1	8/13/2024	1,093,997

Sonoma Biotherapeutics Inc Series B	7/26/2021	4,936,323

Sonoma Biotherapeutics Inc Series B1	7/26/2021	3,949,058

Space Exploration Technologies Corp	10/16/2015	14,227,237

Space Exploration Technologies Corp Series G	1/20/2015	16,752,739

Stripe Inc Class B	5/18/2021	8,246,382

Stripe Inc Series H	3/15/2021	3,539,025

T-Knife Therapeutics Inc Series B	6/30/2021	5,740,908

Taalas Inc Series B	2/19/2025	5,266,195

Tenstorrent Holdings Inc Series C1	4/23/2021	10,595,741

Tenstorrent Holdings Inc Series D1	7/16/2024 - 1/15/2025	14,112,772

Tenstorrent Holdings Inc Series D2	7/17/2024	3,590,207

Tory Burch LLC Class A	5/14/2015	67,652,550

Tory Burch LLC Class B	12/31/2012	17,505,000

Treeline Biosciences Series A	7/30/2021 - 10/27/2022	10,545,678

Treeline Biosciences Series A1	10/27/2022	3,997,039

Triveni Bio Inc Series B	9/19/2024	4,987,164

Vast Data Ltd Series A	11/28/2023	3,500,431

Vast Data Ltd Series A1	11/28/2023	8,615,728

Vast Data Ltd Series A2	11/28/2023	9,910,835

Vast Data Ltd Series B	11/28/2023	7,886,175

Vast Data Ltd Series C	11/28/2023	229,889

Vast Data Ltd Series E	11/28/2023	15,071,540

Waymo LLC Series A2	5/8/2020	3,844,017

Waymo LLC Series C2	10/18/2024	2,623,966

Wugen Inc 0% 12/31/2199	6/14/2024	2,085,443

Wugen Inc Series B	7/9/2021	3,827,268

Wugen Inc Series C	8/22/2025	3,280,733

Wugen Inc warrants 8/22/2035	8/22/2025	0

X.Ai Holdings Corp Class A	10/27/2021 - 7/18/2025	15,696,473

X.Ai Holdings Corp Series B	5/13/2024	25,655,744

X.Ai Holdings Corp Series C	11/22/2024	48,556,620

Xsight Labs Ltd Series D	2/16/2021	6,299,754

Xsight Labs Ltd Series F	1/11/2024 - 12/30/2024	6,035,057

Zipline International Inc Series G	6/7/2024	7,552,976

Additional information on each lock-up restriction is as follows:
Security	Restriction Expiration Date
Beta Technologies Inc	5/4/2026

Caris Life Sciences Inc	12/15/2025

HeartFlow Inc	2/4/2026

Lenskart Solutions Ltd	12/5/2025

Lenskart Solutions Ltd	2/3/2026

Omada Health Inc	12/3/2025

Pine Labs Ltd	5/4/2026

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	104,013,943	4,322,974,187	4,156,863,337	5,755,179	3,492	1	270,128,286	270,074,271	0.5%
Fidelity Securities Lending Cash Central Fund	333,418,332	2,268,958,954	2,371,999,174	9,996,018	3,096	-	230,381,208	230,358,172	0.8%
Total	437,432,275	6,591,933,141	6,528,862,511	15,751,197	6,588	1	500,509,494

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Consolidated Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are presented in the table below. Certain corporate actions, such as mergers, are excluded from the amounts in this table if applicable. A dash in the Value end of period ($) and Shares end of period columns means either the issuer is no longer held at period end, or the issuer is held at period end but is no longer an affiliate.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Beauty Health Co/The	4,269,381	-	-	-	-	-	4,269,381	2,884,717
Beauty Health Co/The Class A	5,694,836	41,145	136,002	-	(5,791)	18,915	5,613,103	3,792,637
Ionis Pharmaceuticals Inc	266,394,769	48,076,102	8,772,498	-	3,435,744	365,582,642	674,716,759	8,155,648
Nutanix Inc Class A	860,141,748	43,823,801	23,191,759	-	12,387,010	(250,650,743)	642,510,057	13,441,633
Total	1,136,500,734	91,941,048	32,100,259	-	15,816,963	114,950,814	1,327,109,300

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of November 30, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Consolidated Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks
Communication Services	10,554,571,595	10,520,896,933	-	33,674,662
Consumer Discretionary	9,972,834,703	9,821,331,171	41,846,887	109,656,645
Consumer Staples	1,694,102,184	1,672,176,774	-	21,925,410
Energy	233,113,867	233,113,867	-	-
Financials	3,171,712,663	3,150,436,220	9,167,036	12,109,407
Health Care	8,986,312,363	8,859,584,667	6,155,483	120,572,213
Industrials	2,193,964,146	1,804,109,695	50,753,016	339,101,435
Information Technology	39,663,302,007	39,570,655,566	22,266,721	70,379,720
Materials	460,088,522	459,018,579	-	1,069,943
Real Estate	182,234,760	182,234,760	-	-

Convertible Corporate Bonds
Consumer Discretionary	36,075,983	-	-	36,075,983
Health Care	6,573,817	-	-	6,573,817
Information Technology	5,104,487	-	-	5,104,487
Materials	622,606	-	-	622,606

Convertible Preferred Stocks
Communication Services	96,743,276	-	-	96,743,276
Consumer Discretionary	22,089,802	-	-	22,089,802
Consumer Staples	10,667,132	-	-	10,667,132
Financials	55,544,350	-	-	55,544,350
Health Care	530,558,089	16,002,000	-	514,556,089
Industrials	497,117,133	-	-	497,117,133
Information Technology	912,632,637	-	-	912,632,637
Materials	56,212,358	-	-	56,212,358
Utilities	4,960,138	-	-	4,960,138

Non-Convertible Preferred Stocks
Health Care	10,673,098	-	-	10,673,098

Preferred Securities
Consumer Discretionary	208,340	-	-	208,340
Health Care	1	-	-	1
Information Technology	3,817,334	-	-	3,817,334

Money Market Funds	500,509,494	500,509,494	-	-
Total Investments in Securities:	79,862,346,885	76,790,069,726	130,189,143	2,942,088,016
The following is a reconciliation of consolidated Investments in Securities for which Level 3 inputs were used in determining value. Beginning balances have been updated to conform to current period presentation, as applicable.
	Beginning Balance ($)	Net Realized Gain (Loss) on Investment Securities ($)	Net Unrealized Gain (Loss) on Investment Securities ($)	Cost of Purchases ($)	Proceeds of Sales ($)	Amortization/ Accretion ($)	Transfers into Level 3 ($)	Transfers out of Level 3 ($)	Ending Balance ($)	The change in unrealized gain (loss) for the period attributable to Level 3 securities held at November 30, 2025 ($)
Common Stocks	730,178,626	220,046,706	(1,687,492)	74,127,538	(314,059,564)	-	10,078	(126,457)	708,489,435	51,065,825
Convertible Preferred Stocks	1,362,129,932	2,990,197	520,747,045	518,079,300	(233,423,559)	-	-	-	2,170,522,915	511,174,451
Non-Convertible Preferred Stocks	10,957,929	-	(286,864)	2,033	-	-	-	-	10,673,098	(286,864)
Convertible Corporate Bonds	30,935,773	1,226,340	14,860,754	5,299,766	(3,945,740)	-	-	-	48,376,893	15,115,562
Preferred Securities	17,743,144	-	2,078,658	2,010,720	(17,806,847)	-	-	-	4,025,675	(733,763)

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Cost of purchases and proceeds of sales may include securities received and/or delivered through in-kind transactions, corporate actions or exchanges. Transfers into Level 3 were attributable to a lack of observable market data resulting from decreases in market activity, decreases in liquidity, security restructurings or corporate actions. Transfers out of Level 3 were attributable to observable market data becoming available for those securities. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. Realized and unrealized gains (losses) disclosed in the reconciliation are included in net gain (loss) on the Fund's consolidated Statement of Operations.

Consolidated Financial Statements
Consolidated Statement of Assets and Liabilities
As of November 30, 2025
Assets
Investment in securities, at value (including securities loaned of $320,696,640) - See accompanying schedule:
Unaffiliated issuers (cost $24,055,745,592)	$78,034,728,091
Fidelity Central Funds (cost $500,505,371)	500,509,494
Other affiliated issuers (cost $955,216,789)	1,327,109,300

Total Investment in Securities (cost $25,511,467,752)		$79,862,346,885
Cash		587,505
Foreign currency held at value (cost $44,491)		44,167
Receivable for investments sold		24,517,668
Receivable for fund shares sold		18,251,551
Dividends receivable		30,659,403
Interest receivable		1,723,346
Distributions receivable from Fidelity Central Funds		1,022,599
Prepaid expenses		66,176
Other receivables		2,222,777
Total assets		79,941,442,077
Liabilities
Payable for investments purchased	$47,200,069
Payable for fund shares redeemed	24,467,717
Accrued management fee	47,338,866
Other payables and accrued expenses	12,163,780
Collateral on securities loaned	230,321,133
Total liabilities		361,491,565
Commitments and contingent liabilities (see Significant Accounting Policies note)
Net Assets		$79,579,950,512
Net Assets consist of:
Paid in capital		$21,730,013,014
Total accumulated earnings (loss)		57,849,937,498
Net Assets		$79,579,950,512

Net Asset Value and Maximum Offering Price
Growth Company :
Net Asset Value, offering price and redemption price per share ($71,629,185,512 ÷ 1,444,602,467 shares)		$49.58
Class K :
Net Asset Value, offering price and redemption price per share ($7,950,765,000 ÷ 159,187,710 shares)		$49.95
Consolidated Statement of Operations
Year ended November 30, 2025
Investment Income
Dividends		$276,335,982
Interest		1,441,438
Income from Fidelity Central Funds (including $9,996,018 from security lending)		15,751,197
Total income		293,528,617
Expenses
Management fee
Basic fee	$401,486,048
Performance adjustment	70,336,047
Custodian fees and expenses	841,626
Independent trustees' fees and expenses	267,451
Registration fees	236,775
Audit fees	136,619
Legal	51,133
Interest	141,065
Miscellaneous	245,640
Total expenses before reductions	473,742,404
Expense reductions	(10,341)
Total expenses after reductions		473,732,063
Net Investment income (loss)		(180,203,446)
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers (net of foreign taxes of $922,652)	4,272,210,107
Redemptions in-kind	2,542,252,954
Fidelity Central Funds	6,588
Other affiliated issuers	15,816,963
Foreign currency transactions	(113,900)
Futures contracts	(2,587,423)
Total net realized gain (loss)		6,827,585,289
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers (net of decrease in deferred foreign taxes of $1,364,895)	8,902,051,840
Fidelity Central Funds	1
Other affiliated issuers	114,950,814
Unfunded commitments	(4,542,497)
Assets and liabilities in foreign currencies	465,086
Total change in net unrealized appreciation (depreciation)		9,012,925,244
Net gain (loss)		15,840,510,533
Net increase (decrease) in net assets resulting from operations		$15,660,307,087
Consolidated Statement of Changes in Net Assets

	Year ended November 30, 2025	Year ended November 30, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$(180,203,446)	$(27,685,531)
Net realized gain (loss)	6,827,585,289	8,672,231,812
Change in net unrealized appreciation (depreciation)	9,012,925,244	13,345,412,069
Net increase (decrease) in net assets resulting from operations	15,660,307,087	21,989,958,350
Distributions to shareholders	(5,603,973,094)	(1,985,138,245)

Share transactions - net increase (decrease)	222,673,485	(1,673,643,792)
Total increase (decrease) in net assets	10,279,007,478	18,331,176,313

Net Assets
Beginning of period	69,300,943,034	50,969,766,721
End of period	$79,579,950,512	$69,300,943,034

Consolidated Financial Highlights
Fidelity® Growth Company Fund

Years ended November 30,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$43.44	$31.27	$26.47	$41.75	$34.49
Income from Investment Operations
Net investment income (loss) A,B	(.11)	(.02)	(.06)	(.09)	(.14) C
Net realized and unrealized gain (loss)	9.83	13.41	6.48	(11.30)	10.31
Total from investment operations	9.72	13.39	6.42	(11.39)	10.17
Distributions from net realized gain	(3.58)	(1.22)	(1.62)	(3.89)	(2.91)
Total distributions	(3.58)	(1.22)	(1.62)	(3.89)	(2.91)
Net asset value, end of period	$49.58	$43.44	$31.27	$26.47	$41.75
Total Return D	23.90%	44.23%	26.74%	(29.90)%	31.76%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.69%	.53%	.72%	.86%	.79%
Expenses net of fee waivers, if any	.69%	.52%	.71%	.86%	.79%
Expenses net of all reductions, if any	.69%	.52%	.71%	.86%	.79%
Net investment income (loss)	(.27)%	(.06)%	(.22)%	(.32)%	(.38)% C
Supplemental Data
Net assets, end of period (000 omitted)	$71,629,186	$60,512,551	$43,116,057	$34,900,124	$53,845,109
Portfolio turnover rate G,H	16%	18%	12%	14%	16%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.02 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been (.43)%.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Consolidated Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
HPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity® Growth Company Fund Class K

Years ended November 30,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$43.71	$31.43	$26.59	$41.89	$34.57
Income from Investment Operations
Net investment income (loss) A,B	(.08)	.01	(.04)	(.07)	(.12) C
Net realized and unrealized gain (loss)	9.90	13.49	6.50	(11.34)	10.35
Total from investment operations	9.82	13.50	6.46	(11.41)	10.23
Distributions from net realized gain	(3.58)	(1.22)	(1.62)	(3.89)	(2.91)
Total distributions	(3.58)	(1.22)	(1.62)	(3.89)	(2.91)
Net asset value, end of period	$49.95	$43.71	$31.43	$26.59	$41.89
Total Return D	23.99%	44.36%	26.77%	(29.85)%	31.87%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.62%	.45%	.65%	.79%	.73%
Expenses net of fee waivers, if any	.62%	.44%	.65%	.79%	.72%
Expenses net of all reductions, if any	.62%	.44%	.65%	.79%	.72%
Net investment income (loss)	(.20)%	.02%	(.15)%	(.26)%	(.32)% C
Supplemental Data
Net assets, end of period (000 omitted)	$7,950,765	$8,788,392	$7,853,710	$7,775,608	$15,994,121
Portfolio turnover rate G,H	16%	18%	12%	14%	16%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.02 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been (.37)%.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Consolidated Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
HPortfolio turnover rate excludes securities received or delivered in-kind.
Notes to Consolidated Financial Statements

For the period ended November 30, 2025

1. Organization.
Fidelity Growth Company Fund (the Fund) is a non-diversified fund of Fidelity Mt. Vernon Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Growth Company and Class K shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Consolidated Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The consolidated financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the consolidated financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the consolidated financial statements and consolidated financial highlights. Subsequent events, if any, through the date that the consolidated financial statements were issued have been evaluated in the preparation of the consolidated financial statements. The Fund's Consolidated Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy. Securities, including private placements or other restricted securities, for which observable inputs are not available are valued using alternate valuation approaches, including the market approach, the income approach and cost approach, and are categorized as Level 3 in the hierarchy. The market approach considers factors including the price of recent investments in the same or a similar security or financial metrics of comparable securities. The income approach considers factors including expected future cash flows, security specific risks and corresponding discount rates. The cost approach considers factors including the value of the security's underlying assets and liabilities.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Corporate bonds and preferred securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

The following provides information on Level 3 securities held by the Fund that were valued at period end based on unobservable inputs. These amounts exclude valuations provided by a broker.

Asset Type	Fair Value	Valuation Technique(s)	Unobservable Input	Amount or Range/Weighted Average	Impact to Valuation from an Increase in InputA
Common Stocks	$708,489,308	Market comparable	Enterprise value/Revenue multiple (EV/R)	0.5 - 71.0 / 19.3	Increase
			Enterprise value/EBITDA multiple (EV/EBITDA)	7.3 - 35.9 / 32.0	Increase
			Enterprise value/Net income (EV/NI)	27.1	Increase
		Market approach	Transaction price	$0.61 - $62.50 / $26.52	Increase
			Discount rate	20.0% - 25.0% / 20.0%	Decrease
			Parity price	$4.90	Increase
			Premium rate	10.0% - 50.0% / 48.2%	Increase
		Recovery value	Recovery value	$0.00	Increase
		Black scholes	Volatility	60.0% - 110.0% / 79.5%	Increase
			Discount rate	3.6% - 4.0% / 3.7%	Increase
			Term	1.0 - 5.0 / 1.3	Increase
		Discounted cash flow	Discount rate	3.8% - 15.1% / 10.6%	Decrease
			Probability rate	2.5% - 87.5% / 36.8%	Increase
			Term	0.5 - 9.3 / 5.4	Increase
		Book value	Book value multiple	1.5	Increase
Convertible Corporate Bonds	$48,376,893	Market comparable	Enterprise value/Revenue multiple (EV/R)	1.5 - 3.8 / 3.7	Increase
			Discount rate	29.2%	Decrease
			Probability rate	10.0% - 75.0% / 33.3%	Increase
		Market approach	Transaction price	$100.00	Increase
			Discount rate	19.9% - 21.7% / 19.9%	Decrease
			Probability rate	0.0% - 100.0% / 40.5%	Increase
		Black scholes	Volatility	60.0% - 110.0% / 74.9%	Increase
			Discount rate	3.6% - 4.4% / 3.8%	Increase
			Term	0.6 - 3.0 / 1.0	Increase
Convertible Preferred Stocks	$2,170,522,920	Market comparable	Enterprise value/Revenue multiple (EV/R)	0.5 - 71.0 / 31.1	Increase
			Enterprise value/EBITDA multiple (EV/EBITDA)	35.9	Increase
			Enterprise value/Gross profit multiple (EV/GP)	11.9	Increase
		Market approach	Transaction price	$0.41 - $278.23 / $33.28	Increase
			Discount rate	10.0% - 90.0% / 23.9%	Decrease
			Premium rate	10.0% - 40.0% / 14.8%	Increase
		Recovery value	Recovery value	$0.00 - $0.01 / $0.01	Increase
		Black scholes	Volatility	40.0% - 110.0% / 74.5%	Increase
			Discount rate	3.5% - 3.7% / 3.6%	Increase
			Term	1.0 - 5.0 / 3.0	Increase
Non-Convertible Preferred Stocks	$10,673,098	Market approach	Transaction price	$1.00 - $215.03 / $213.23	Increase
			Discount rate	80.0%	Decrease
			Premium rate	10.0%	Increase
		Black scholes	Volatility	75.0% - 85.0% / 84.9%	Increase
			Discount rate	3.6%	Increase
			Term	3.0	Increase
Preferred Securities	$4,025,675	Market comparable	Enterprise value/Revenue multiple (EV/R)	0.5	Increase
		Market approach	Transaction price	$100.00	Increase
			Discount rate	35.4% - 46.9% / 41.6%	Decrease
			Probability rate	0.0% - 60.0% / 37.1%	Increase
		Recovery value	Recovery value	$0.00	Increase
		Black scholes	Volatility	50.0% - 100.0% / 50.8%	Increase
			Discount rate	3.6% - 4.4% / 3.7%	Increase
			Term	0.6 - 1.1 / 1.1	Increase

A Represents the directional change in the fair value of the Level 3 investments that could have resulted from an increase in the corresponding input as of period end. A decrease to the unobservable input would have had the opposite effect. Significant changes in these inputs may have resulted in a significantly higher or lower fair value measurement at period end.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of November 30, 2025, as well as a roll forward of Level 3 investments, is included at the end of the Fund's Consolidated Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Consolidated Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Consolidated Statement of Operations in dividends. Any receivables for withholding tax reclaims are included in the Consolidated Statement of Assets and Liabilities in dividends receivable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying consolidated financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for certain Funds, certain independent Trustees have elected to defer receipt of a portion of their annual compensation. Deferred amounts are invested in affiliated mutual funds, are marked-to-market and remain in a fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees presented below are included in the accompanying Consolidated Statement of Assets and Liabilities in other receivables and other payables and accrued expenses, as applicable.

Fidelity Growth Company Fund	$2,111,855

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of November 30, 2025, the Fund did not have any unrecognized tax benefits in the consolidated financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on capital gains by certain countries in which it invests. An estimated deferred tax liability for net unrealized appreciation on the applicable securities is included in Other payables and accrued expenses on the Consolidated Statement of Assets and Liabilities.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the consolidated financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures transactions, foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC), contingent interest, redemptions in-kind, partnerships, net operating losses and losses deferred due to wash sales and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$55,956,504,430
Gross unrealized depreciation	(1,777,433,191)
Net unrealized appreciation (depreciation)	$54,179,071,239
Tax Cost	$25,683,275,646

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$-
Undistributed long-term capital gain	$3,840,680,167
Net unrealized appreciation (depreciation) on securities and other investments	$54,179,167,056

The Fund intends to elect to defer to its next fiscal year $160,256,486 of ordinary losses recognized during the period January 1, 2025 to November 30, 2025.

The tax character of distributions paid was as follows:

	November 30, 2025	November 30, 2024
Long-term Capital Gains	$5,603,973,094	$1,985,138,245

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Consolidated Schedule of Investments, if applicable.

Commitments. A commitment is an agreement to acquire an investment at a future date (subject to conditions) in connection with a potential public or non-public offering. Commitments outstanding at period end are presented in the table below. Unrealized appreciation (depreciation) on any commitments outstanding at period end is separately presented in the Consolidated Statement of Assets and Liabilities as Unrealized appreciation (depreciation) on unfunded commitments, and any change in unrealized appreciation (depreciation) on unfunded commitments during the period is separately presented in the Consolidated Statement of Operations, as applicable based on contractual conditions of each commitment.

	Investment to be Acquired	Commitment Amount ($)	Unrealized Appreciation (Depreciation)($)
Fidelity Growth Company Fund	Spinny Series G Convertible Preferred	1,795,909	-
Fidelity Growth Company Fund	Tubulis GmbH Series C Convertible Preferred	2,538,103	-

Consolidated Subsidiary. The Funds included in the table below hold certain investments through a wholly-owned subsidiary ("Subsidiary"), which may be subject to federal and state taxes upon disposition.

As of period end, investments in Subsidiaries were as follows:

	Amount ($)	% of Total Assets
Fidelity Growth Company Fund	109,450,265.14

The financial statements have been consolidated to include the Subsidiary accounts where applicable. Accordingly, all inter-company transactions and balances have been eliminated.

At period end, any estimated tax liability for these investments is presented as "Deferred taxes" in the Consolidated Statement of Assets and Liabilities and included in "Change in net unrealized appreciation (depreciation) on investment securities" in the Consolidated Statement of Operations. The tax liability incurred may differ materially depending on conditions when these investments are disposed. Any cash held by a Subsidiary is restricted as to its use and is presented as "Restricted cash" in the Consolidated Statement of Assets and Liabilities, if applicable.

Consolidated Special Purpose Vehicle. The Funds included in the table below hold private equity of Indian issuers through a wholly owned special purpose vehicle (SPV). As of period end, the investment in the SPV was as follows:

	SPV Name	Net Assets of SPV	% of Fund's Total Assets
Fidelity Growth Company Fund	Fid FDI 25, LLC	50,503,431.06

The financial statements have been consolidated to include the SPV accounts where applicable. Accordingly, all inter-company transactions and balances have been eliminated.

New Accounting Pronouncements. FASB Accounting Standards Update (ASU) 2023-07 Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures became effective in this reporting period. ASU 2023-07 enhances segment information disclosure in the notes to consolidated financial statements.

In December 2023, the FASB issued ASU 2023-09 Income Taxes (Topic 740): Improvements to Income Tax Disclosures. Effective for annual periods beginning after December 15, 2024, the amendments require greater disaggregation of disclosures related to income taxes paid. The ASU allows for early adoption and amendments should be applied on a prospective basis. Management is currently evaluating the impact of the ASU but does not expect this guidance to materially impact the consolidated financial statements.
4. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. The Fund's investment objectives allow for various types of derivative instruments, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Equity Risk
Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Counterparty credit risk related to exchange-traded contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Consolidated Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Futures contracts were used to manage exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Consolidated Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Consolidated Statement of Operations.

Any open futures contracts at period end are presented in the Consolidated Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end, and is representative of volume of activity during the period.

Any securities deposited to meet initial margin requirements are identified in the Consolidated Schedule of Investments. Any cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Consolidated Statement of Assets and Liabilities.
5. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Growth Company Fund	11,119,908,443	13,954,376,075

Unaffiliated Redemptions In-Kind. Unaffiliated shareholders redeemed shares in-kind for investments, including accrued interest and cash, if any, are shown in the table below. The total net realized gain or loss on investments delivered through in-kind redemptions is included in the "Net realized gain (loss) on: Redemptions in-kind" line in the accompanying Consolidated Statement of Operations. The amount of the in-kind redemptions is included in share transactions in the accompanying Consolidated Statement of Changes in Net Assets. There was no gain or loss for federal income tax purposes.

	Shares	Net realized gain or loss on Affiliated Issuers ($)	Net realized gain or loss on Unaffiliated Issuers ($)	Total net realized gain or loss on Investments ($)	Total Proceeds ($)
Fidelity Growth Company Fund	67,652,550	16,218,800	2,526,034,154	2,542,252,954	3,000,087,558

Unaffiliated Exchanges In-Kind.  Shares that were exchanged for investments, including accrued interest and cash, if any, are shown in the table below. The amount of in-kind exchanges is included in share transactions in the accompanying Consolidated Statement of Changes in Net Assets.

	Shares	Total Proceeds ($)
Fidelity Growth Company Fund	3,158,931	114,921,898

Prior Fiscal Year Unaffiliated Redemptions In-Kind. Unaffiliated shareholders redeemed shares in-kind for investments, including accrued interest and cash, if any, are shown in the table below; along with realized gain or loss on investments delivered through in-kind redemptions. The amount of the in-kind redemptions is included in share transactions in the accompanying Consolidated Statement of Changes in Net Assets. There was no gain or loss for federal income tax purposes.

	Shares	Total net realized gain or loss on Investments ($)	Total Proceeds ($)
Fidelity Growth Company Fund	77,241,090	2,447,139,076	2,878,261,973

Prior Year Unaffiliated Exchanges In-Kind.  Shares that were exchanged for investments, including accrued interest and cash, if any, are shown in the table below. The amount of in-kind exchanges is included in share transactions in the accompanying Consolidated Statement of Changes in Net Assets.

	Shares	Total Proceeds ($)
Fidelity Growth Company Fund	3,235,922	134,387,843
6. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee.

The Fund's management contract incorporates a basic fee rate that may vary by class (subject to a performance adjustment). The investment adviser or an affiliate pays certain expenses of managing and operating the Fund out of each class's management fee. Each class of the Fund pays a management fee to the investment adviser. The management fee is calculated and paid to the investment adviser every month. The management fee is determined by calculating a basic fee and then applying a performance adjustment. When determining a class's basic fee, a mandate rate is calculated based on the monthly average net assets of a group of funds advised by FMR within a designated asset class. A discount rate is subtracted from the mandate rate once the Fund's monthly average net assets reach a certain level. The mandate rate and discount rate may vary by class. The annual basic fee rate for a class of shares of the Fund is the lesser of (1) the class's mandate rate reduced by the class's discount rate (if applicable) or (2) the amount set forth in the following table.

Maximum Management Fee Rate %
Growth Company	.60
Class K	.54

One-twelfth of the basic fee rate for a class is applied to the average net assets of the class for the month, giving a dollar amount which is the basic fee for the class for that month. A different management fee rate may be applicable to each class of the Fund. The difference between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the Fund's assets, which do not vary by class. For the reporting period, the total annualized management fee rates were as follows:

Total Management Fee Rate %
Growth Company	.59
Class K	.52

The performance adjustment rate is calculated monthly by comparing over the performance period the Fund's performance to that of the performance adjustment index listed below. Returns for certain performance adjustment indexes are adjusted for tax withholding rates applicable to U.S. based mutual funds.

Performance Adjustment Index
Fidelity Growth Company Fund	Russell 3000 Growth Index

For the purposes of calculating the performance adjustment for the Fund, the Fund's investment performance is based on the performance of Growth Company. To the extent that other classes of the Fund have higher expenses, this could result in those classes bearing a larger positive performance adjustment and smaller negative performance adjustment than would be the case if each class's own performance were considered. The performance period is the most recent 36 month period. The maximum annualized performance adjustment rate is ±.20% of the Fund's average net assets over the performance period. The performance adjustment rate is divided by twelve and multiplied by the Fund's average net assets over the performance period, and the resulting dollar amount is proportionately added to or subtracted from a class's basic fee. For the reporting period, the total annual performance adjustment was .10%.

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Consolidated Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount ($)
Fidelity Growth Company Fund	413,630

Interfund Lending Program. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the Fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company LLC (FMR), or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from, or lend money to, other participating affiliated funds at rates that are beneficial to both the borrowing and lending fund. Borrowings under the program are generally for temporary or emergency purposes, including meeting fund shareholder redemptions. The interfund loan rate is determined, as specified in the Exemptive Order, by averaging, (1) the higher of the overnight time deposit rate and the current overnight repurchase agreement rate, and (2) a benchmark rate representing the lowest bank loan rate available to the funds. At period end, there were no interfund loans outstanding. Activity in this program during the period for which loans were outstanding was as follows:

	Borrower or Lender	Average Loan Balance ($)	Weighted Average Interest Rate	Interest Expense ($)
Fidelity Growth Company Fund	Borrower	364,824,000	4.64%	141,065

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity Growth Company Fund	1,360,775,928	1,041,494,737	368,639,399
7. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit. The commitment fees are reflected in Miscellaneous expenses on the Consolidated Statement of Operations, and are listed below.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR plus a .10% spread adjustment, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2026 unless extended or renewed.

Amount ($)
Fidelity Growth Company Fund	91,011
8. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, the borrowers provide collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the fair value of the loaned securities during the period of the loan. The fair value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned or gaining access to non-cash collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Consolidated Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Consolidated Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral less rebates paid to borrowers, plus any premium income received, or for non-cash collateral, fees received from borrowers as compensation for the securities loaned. Securities lending income is reduced by any lending agent fees associated with the loan. Any security lending income earned on investing cash collateral is presented in the Consolidated Statement of Operations as a component of income from Fidelity Central Funds. Any security lending income earned on non-cash collateral is presented in the Consolidated Statement of Operations as a component of dividends. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
Fidelity Growth Company Fund	1,037,012	34,755	-

At period end, the value of any non-cash collateral is presented below. Non-cash collateral is held by a third-party bank for the benefit of a fund and the borrower. A fund is not permitted to sell or re-pledge non-cash collateral except in the event of borrower default, and therefore it is not included in the Consolidated Schedule of Investments or Consolidated Statement of Assets and Liabilities.

Amount ($)
Fidelity Growth Company Fund	98,489,958
9. Expense Reductions.
Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, custodian credits reduced the Fund's expenses by $10,341.
10. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Year ended November 30, 2025	Year ended November 30, 2024
Fidelity Growth Company Fund
Distributions to shareholders
Growth Company	$4,947,937,641	$1,684,599,444
Class K	656,035,453	300,538,801
Total	$5,603,973,094	$1,985,138,245
11. Share Transactions.
Share transactions for each class were as follows and may contain in-kind transactions, automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Year ended November 30, 2025	Year ended November 30, 2024	Year ended November 30, 2025	Year ended November 30, 2024
Fidelity Growth Company Fund
Growth Company
Shares sold	132,487,077	132,647,992	$5,397,431,291	$4,962,500,510
Reinvestment of distributions	108,705,819	48,617,728	4,541,729,126	1,556,253,482
Shares redeemed	(189,563,646)	(167,032,946)	(7,926,864,926)	(6,363,433,073)
Net increase (decrease)	51,629,250	14,232,774	$2,012,295,491	$155,320,919
Class K
Shares sold	21,036,460	27,289,679	$876,009,059	$1,018,338,436
Reinvestment of distributions	15,572,632	9,329,212	654,829,174	300,214,055
Shares redeemed	(78,502,359)	(85,430,706)	(3,320,460,239)	(3,147,517,202)
Net increase (decrease)	(41,893,267)	(48,811,815)	$(1,789,622,006)	$(1,828,964,711)
12. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, the following mutual funds managed by the investment adviser or its affiliates were the owners of record of 10% or more of the total outstanding shares.

Strategic Advisers Fidelity U.S. Total Stock Fund
Fidelity Growth Company Fund	24%

Mutual funds managed by the investment adviser or its affiliates, in aggregate, were the owners of record of more than 20% of the total outstanding shares.

Fund	% of shares held
Fidelity Growth Company Fund	29%
13. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as public health emergencies, military conflicts, terrorism, government restrictions, political changes, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Fidelity Mt. Vernon Street Trust and the Shareholders of Fidelity Growth Company Fund:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying consolidated statement of assets and liabilities of Fidelity Growth Company Fund (the "Fund"), a fund of Fidelity Mt. Vernon Street Trust, including the consolidated schedule of investments, as of November 30, 2025, the related consolidated statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes (collectively referred to as the "financial statements and financial highlights"). In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of November 30, 2025, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of November 30, 2025, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ Deloitte & Touche LLP
Boston, Massachusetts
January 13, 2026
We have served as the auditor of one or more of the Fidelity investment companies since 1999.

Distributions
 (Unaudited)
The dividend and capital gains distributions for the fund(s) are available on Fidelity.com or Institutional.Fidelity.com.

The fund hereby designates as a capital gain dividend with respect to the taxable year ended November 30, 2025, $4,317,426,654, or, if subsequently determined to be different, the net capital gain of such year.

The fund will notify shareholders in January 2026 of amounts for use in preparing 2025 income tax returns.

Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the consolidated financial statements for each Fund as part of Item 7: Consolidated Financial Statements and Consolidated Financial Highlights for Open-End Management Investment Companies.
Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)
Note: This is not applicable for any fund included in this document.

1.539089.128
GCF-ANN-0126
Fidelity® Equity Growth K6 Fund

Annual Report
November 30, 2025
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-835-5092 to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2026 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Annual Report)
Fidelity® Equity Growth K6 Fund
Schedule of Investments November 30, 2025
Showing Percentage of Net Assets
Common Stocks - 99.6%
	Shares	Value ($)
AUSTRALIA - 0.1%
Information Technology - 0.1%
Software - 0.1%
Canva Australia Holdings Pty Ltd Class A (a)(b)(c)	150	246,921
BELGIUM - 0.9%
Health Care - 0.9%
Pharmaceuticals - 0.9%
UCB SA	10,107	2,820,502
BRAZIL - 0.5%
Consumer Discretionary - 0.3%
Broadline Retail - 0.3%
MercadoLibre Inc (c)	408	845,286
Financials - 0.0%
Banks - 0.0%
NU Holdings Ltd/Cayman Islands Class A (c)	16,113	280,205
Materials - 0.2%
Metals & Mining - 0.2%
Vale SA ADR	50,078	631,484
TOTAL BRAZIL		1,756,975
CANADA - 1.7%
Information Technology - 0.7%
IT Services - 0.7%
Shopify Inc Class A (United States) (c)	13,775	2,185,266
Materials - 1.0%
Metals & Mining - 1.0%
Agnico Eagle Mines Ltd/CA (United States)	9,881	1,723,543
Franco-Nevada Corp	7,400	1,554,611
		3,278,154
TOTAL CANADA		5,463,420
CHINA - 1.6%
Communication Services - 1.3%
Interactive Media & Services - 1.3%
Tencent Holdings Ltd	53,081	4,194,012
Consumer Discretionary - 0.3%
Broadline Retail - 0.3%
Alibaba Group Holding Ltd ADR	5,986	941,598
TOTAL CHINA		5,135,610
GERMANY - 0.4%
Consumer Discretionary - 0.4%
Specialty Retail - 0.4%
Auto1 Group SE (c)	42,500	1,195,393
GRAND CAYMAN (UK OVERSEAS TER) - 0.0%
Financials - 0.0%
Capital Markets - 0.0%
Bullish	500	21,810
ISRAEL - 0.0%
Health Care - 0.0%
Biotechnology - 0.0%
Gamida Cell Ltd rights (a)(c)	10,294	0
KOREA (SOUTH) - 0.7%
Information Technology - 0.7%
Semiconductors & Semiconductor Equipment - 0.7%
SK Hynix Inc	6,630	2,406,570
NETHERLANDS - 0.4%
Health Care - 0.4%
Biotechnology - 0.4%
Argenx SE ADR (c)	1,360	1,240,293
TAIWAN - 2.8%
Information Technology - 2.8%
Electronic Equipment, Instruments & Components - 0.1%
Chroma ATE Inc	8,484	221,448
Semiconductors & Semiconductor Equipment - 2.7%
Taiwan Semiconductor Manufacturing Co Ltd ADR	30,117	8,779,407
TOTAL TAIWAN		9,000,855
THAILAND - 0.0%
Information Technology - 0.0%
Electronic Equipment, Instruments & Components - 0.0%
Fabrinet (c)	315	144,714
UNITED KINGDOM - 0.2%
Consumer Discretionary - 0.2%
Hotels, Restaurants & Leisure - 0.2%
Flutter Entertainment PLC (c)	2,804	585,503
UNITED STATES - 90.3%
Communication Services - 13.9%
Entertainment - 3.1%
Live Nation Entertainment Inc (c)	6,790	892,545
Netflix Inc (c)	57,660	6,203,063
ROBLOX Corp Class A (c)	10,568	1,004,277
Spotify Technology SA (c)	3,024	1,810,983
		9,910,868
Interactive Media & Services - 10.8%
Alphabet Inc Class A	66,110	21,167,100
Meta Platforms Inc Class A	19,835	12,852,088
Reddit Inc Class A (c)	4,600	995,762
		35,014,950
TOTAL COMMUNICATION SERVICES		44,925,818

Consumer Discretionary - 9.8%
Automobiles - 1.8%
Tesla Inc (c)	13,715	5,899,782
Broadline Retail - 5.2%
Amazon.com Inc (c)	71,311	16,631,151
Diversified Consumer Services - 0.1%
Duolingo Inc Class A (c)	1,928	369,038
Hotels, Restaurants & Leisure - 1.1%
Airbnb Inc Class A (c)	1,826	213,624
Hilton Worldwide Holdings Inc	5,190	1,479,306
Viking Holdings Ltd (c)(d)	27,398	1,829,638
		3,522,568
Household Durables - 0.7%
DR Horton Inc	7,719	1,227,399
Lennar Corp Class A	1,248	163,862
SharkNinja Inc (c)	10,660	1,040,096
		2,431,357
Specialty Retail - 0.9%
AutoZone Inc (c)	262	1,036,034
Lowe's Cos Inc	928	225,021
Ross Stores Inc	2,191	386,405
Williams-Sonoma Inc	7,586	1,365,557
		3,013,017
TOTAL CONSUMER DISCRETIONARY		31,866,913

Consumer Staples - 1.5%
Consumer Staples Distribution & Retail - 0.7%
Costco Wholesale Corp	2,500	2,283,976
Personal Care Products - 0.3%
Estee Lauder Cos Inc/The Class A	9,848	926,401
Tobacco - 0.5%
Philip Morris International Inc	10,380	1,634,642
TOTAL CONSUMER STAPLES		4,845,019

Energy - 0.5%
Oil, Gas & Consumable Fuels - 0.5%
APA Corp	23,340	582,800
Cheniere Energy Inc	3,427	714,393
EQT Corp	9,012	548,470
		1,845,663
Financials - 7.6%
Banks - 0.8%
Bank of America Corp	45,346	2,432,813
Capital Markets - 2.3%
Cboe Global Markets Inc	5,855	1,511,585
Charles Schwab Corp/The	16,022	1,485,720
Coinbase Global Inc Class A (c)	3,610	984,880
Gemini Space Station Inc Class A (d)	300	3,300
Morgan Stanley	21,418	3,633,778
		7,619,263
Consumer Finance - 0.5%
Capital One Financial Corp	7,636	1,672,819
Financial Services - 4.0%
Apollo Global Management Inc	14,535	1,916,440
Mastercard Inc Class A	19,845	10,925,268
		12,841,708
TOTAL FINANCIALS		24,566,603

Health Care - 6.8%
Biotechnology - 2.3%
Alnylam Pharmaceuticals Inc (c)	8,858	3,996,995
Blueprint Medicines Corp rights (a)(c)	936	0
Cytokinetics Inc (c)	2,498	170,189
Gilead Sciences Inc	4,028	506,884
Insmed Inc (c)	10,938	2,272,588
Legend Biotech Corp ADR (c)	12,222	338,672
Moderna Inc (c)	4,847	125,925
		7,411,253
Health Care Equipment & Supplies - 1.5%
Boston Scientific Corp (c)	858	87,155
Edwards Lifesciences Corp (c)	22,418	1,942,968
Insulet Corp (c)	5,200	1,701,388
Penumbra Inc (c)	3,450	1,011,437
		4,742,948
Health Care Providers & Services - 0.3%
CVS Health Corp	12,600	1,012,536
Health Care Technology - 0.2%
Veeva Systems Inc Class A (c)	3,495	839,813
Pharmaceuticals - 2.5%
Eli Lilly & Co	7,515	8,082,157
TOTAL HEALTH CARE		22,088,707

Industrials - 6.7%
Aerospace & Defense - 1.2%
Anduril Industries Inc Class B (a)(b)	200	8,560
Beta Technologies Inc Class A (c)	1,700	46,359
Boeing Co (c)	10,500	1,984,500
GE Aerospace	5,872	1,752,498
		3,791,917
Air Freight & Logistics - 0.0%
CH Robinson Worldwide Inc	917	145,684
Building Products - 0.9%
Trane Technologies PLC	7,000	2,950,360
Construction & Engineering - 0.5%
Dycom Industries Inc (c)	2,800	1,012,284
EMCOR Group Inc	1,000	615,070
		1,627,354
Electrical Equipment - 1.2%
GE Vernova Inc	5,330	3,196,774
Nextpower Inc Class A (c)	6,800	623,016
		3,819,790
Machinery - 1.9%
Cummins Inc	3,239	1,612,957
Deere & Co	2,025	940,592
Parker-Hannifin Corp	1,706	1,470,060
Westinghouse Air Brake Technologies Corp	9,223	1,923,457
		5,947,066
Passenger Airlines - 0.0%
Delta Air Lines Inc	2,106	134,995
Trading Companies & Distributors - 1.0%
Ferguson Enterprises Inc (United Kingdom)	8,748	2,215,202
United Rentals Inc	1,412	1,151,034
		3,366,236
TOTAL INDUSTRIALS		21,783,402

Information Technology - 40.9%
Communications Equipment - 0.4%
Arista Networks Inc (c)	5,163	674,701
Lumentum Holdings Inc (c)	1,847	600,570
		1,275,271
Electronic Equipment, Instruments & Components - 1.7%
Amphenol Corp Class A	25,109	3,537,858
Coherent Corp (c)	9,034	1,483,925
Corning Inc	5,555	467,731
		5,489,514
Semiconductors & Semiconductor Equipment - 19.3%
Advanced Micro Devices Inc (c)	3,186	693,051
Broadcom Inc	43,800	17,649,648
First Solar Inc (c)	3,348	913,736
Lam Research Corp	2,107	328,692
Marvell Technology Inc	20,900	1,868,460
Micron Technology Inc	3,257	770,215
NVIDIA Corp	228,078	40,369,807
		62,593,609
Software - 14.0%
Cadence Design Systems Inc (c)	3,600	1,122,624
Datadog Inc Class A (c)	9,120	1,459,291
Microsoft Corp	71,728	35,290,893
Oracle Corp	20,905	4,221,765
Palantir Technologies Inc Class A (c)	10,200	1,718,190
Synopsys Inc (c)	3,682	1,539,113
Via Transportation Inc (c)	300	10,449
		45,362,325
Technology Hardware, Storage & Peripherals - 5.5%
Apple Inc	63,745	17,775,293
TOTAL INFORMATION TECHNOLOGY		132,496,012

Materials - 0.8%
Chemicals - 0.7%
Corteva Inc	19,213	1,296,301
Sherwin-Williams Co/The	2,659	913,872
		2,210,173
Construction Materials - 0.1%
Vulcan Materials Co	1,181	351,040
TOTAL MATERIALS		2,561,213

Real Estate - 0.7%
Health Care REITs - 0.3%
Ventas Inc	11,800	951,434
Real Estate Management & Development - 0.4%
Zillow Group Inc Class C (c)	18,809	1,399,013
TOTAL REAL ESTATE		2,350,447

Utilities - 1.1%
Electric Utilities - 0.9%
Constellation Energy Corp	1,900	692,284
NRG Energy Inc	12,825	2,173,709
		2,865,993
Independent Power and Renewable Electricity Producers - 0.2%
Vistra Corp	4,278	765,163
TOTAL UTILITIES		3,631,156

TOTAL UNITED STATES		292,960,953
TOTAL COMMON STOCKS (Cost $270,142,486)		322,979,519

Convertible Preferred Stocks - 0.3%
	Shares	Value ($)
UNITED STATES - 0.3%
Financials - 0.0%
Financial Services - 0.0%
Akeana Series C (a)(b)(c)	400	5,140
Industrials - 0.0%
Aerospace & Defense - 0.0%
Anduril Industries Inc Series F (a)(b)(c)	1,470	62,916
Anduril Industries Inc Series G (a)(b)	214	9,159
		72,075
Information Technology - 0.3%
IT Services - 0.1%
X.Ai Holdings Corp Series C (a)(b)	4,600	322,368
Software - 0.2%
Anthropic PBC Series F (a)(b)	1,000	140,960
Databricks Inc Series K (a)(b)	1,000	179,320
Openai Group Pbc Series A-2 (a)(b)	373	162,083
		482,363
TOTAL INFORMATION TECHNOLOGY		804,731

TOTAL UNITED STATES		881,946
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $506,563)		881,946

Money Market Funds - 0.1%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (e)	4.02	279,623	279,679
Fidelity Securities Lending Cash Central Fund (e)(f)	4.02	206,179	206,200
TOTAL MONEY MARKET FUNDS (Cost $485,879)			485,879

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $271,134,928)	324,347,344
NET OTHER ASSETS (LIABILITIES) - 0.0%	(30,058)
NET ASSETS - 100.0%	324,317,286

Legend

(a)	Level 3 security.
(b)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $1,137,427 or 0.4% of net assets.

(c)	Non-income producing.
(d)	Security or a portion of the security is on loan at period end.
(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(f)	Investment made with cash collateral received from securities on loan.
Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Akeana Series C	1/23/2024	5,103

Anduril Industries Inc Class B	6/16/2025	8,176

Anduril Industries Inc Series F	8/7/2024	31,953

Anduril Industries Inc Series G	4/17/2025	8,749

Anthropic PBC Series F	8/18/2025	140,968

Canva Australia Holdings Pty Ltd Class A	8/19/2025 - 11/12/2025	246,921

Databricks Inc Series K	9/8/2025	150,000

Openai Group Pbc Series A-2	9/30/2024	70,200

X.Ai Holdings Corp Series C	11/22/2024	99,590

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	2,645,705	186,108,287	188,474,249	186,538	(64)	-	279,679	279,623	0.0%
Fidelity Securities Lending Cash Central Fund	228,675	12,752,941	12,775,416	24,264	-	-	206,200	206,179	0.0%
Total	2,874,380	198,861,228	201,249,665	210,802	(64)	-	485,879

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of November 30, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks
Communication Services	49,119,830	44,925,818	4,194,012	-
Consumer Discretionary	35,434,693	35,434,693	-	-
Consumer Staples	4,845,019	4,845,019	-	-
Energy	1,845,663	1,845,663	-	-
Financials	24,868,618	24,868,618	-	-
Health Care	26,149,502	26,149,502	-	-
Industrials	21,783,402	21,774,842	-	8,560
Information Technology	146,480,338	143,826,847	2,406,570	246,921
Materials	6,470,851	6,470,851	-	-
Real Estate	2,350,447	2,350,447	-	-
Utilities	3,631,156	3,631,156	-	-

Convertible Preferred Stocks
Financials	5,140	-	-	5,140
Industrials	72,075	-	-	72,075
Information Technology	804,731	-	-	804,731

Money Market Funds	485,879	485,879	-	-
Total Investments in Securities:	324,347,344	316,609,335	6,600,582	1,137,427
Financial Statements
Statement of Assets and Liabilities
As of November 30, 2025
Assets
Investment in securities, at value (including securities loaned of $202,540) - See accompanying schedule:
Unaffiliated issuers (cost $270,649,049)	$323,861,465
Fidelity Central Funds (cost $485,879)	485,879

Total Investment in Securities (cost $271,134,928)		$324,347,344
Foreign currency held at value (cost $1)		1
Receivable for investments sold		102,406
Receivable for fund shares sold		122,805
Dividends receivable		109,757
Interest receivable		110
Distributions receivable from Fidelity Central Funds		7,244
Prepaid expenses		235
Receivable from investment adviser for expense reductions		7,775
Other receivables		4,189
Total assets		324,701,866
Liabilities
Payable for fund shares redeemed	$6,377
Accrued management fee	120,869
Audit fee payable	40,044
Other payables and accrued expenses	11,090
Collateral on securities loaned	206,200
Total liabilities		384,580
Net Assets		$324,317,286
Net Assets consist of:
Paid in capital		$268,066,787
Total accumulated earnings (loss)		56,250,499
Net Assets		$324,317,286
Net Asset Value, offering price and redemption price per share ($324,317,286 ÷ 19,447,006 shares)		$16.68
Statement of Operations
Year ended November 30, 2025
Investment Income
Dividends		$1,321,087
Income from Fidelity Central Funds (including $24,264 from security lending)		210,802
Total income		1,531,889
Expenses
Management fee	$1,082,555
Custodian fees and expenses	22,205
Independent trustees' fees and expenses	838
Registration fees	30,931
Audit fees	66,595
Legal	563
Miscellaneous	686
Total expenses before reductions	1,204,373
Expense reductions	(120,081)
Total expenses after reductions		1,084,292
Net Investment income (loss)		447,597
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	3,048,373
Fidelity Central Funds	(64)
Foreign currency transactions	(14,345)
Total net realized gain (loss)		3,033,964
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	34,745,919
Assets and liabilities in foreign currencies	(4)
Total change in net unrealized appreciation (depreciation)		34,745,915
Net gain (loss)		37,779,879
Net increase (decrease) in net assets resulting from operations		$38,227,476
Statement of Changes in Net Assets

	Year ended November 30, 2025	Year ended November 30, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$447,597	$73,985
Net realized gain (loss)	3,033,964	2,048,106
Change in net unrealized appreciation (depreciation)	34,745,915	18,400,318
Net increase (decrease) in net assets resulting from operations	38,227,476	20,522,409
Distributions to shareholders	(2,560,425)	(2,423)

Share transactions
Proceeds from sales of shares	184,209,445	145,123,148
Reinvestment of distributions	2,560,425	2,423
Cost of shares redeemed	(52,441,452)	(13,470,800)

Net increase (decrease) in net assets resulting from share transactions	134,328,418	131,654,771
Total increase (decrease) in net assets	169,995,469	152,174,757

Net Assets
Beginning of period	154,321,817	2,147,060
End of period	$324,317,286	$154,321,817

Other Information
Shares
Sold	12,316,708	11,222,608
Issued in reinvestment of distributions	173,588	217
Redeemed	(3,476,159)	(991,702)
Net increase (decrease)	9,014,137	10,231,123

Financial Highlights
Fidelity® Equity Growth K6 Fund

Years ended November 30,	2025	2024	2023 A
Selected Per-Share Data
Net asset value, beginning of period	$14.79	$10.64	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.03	.01	.01
Net realized and unrealized gain (loss)	2.08	4.15	.63
Total from investment operations	2.11	4.16	.64
Distributions from net investment income	(.02)	(.01)	-
Distributions from net realized gain	(.20)	-	-
Total distributions	(.22)	(.01)	-
Net asset value, end of period	$16.68	$14.79	$10.64
Total Return D,E	14.42%	39.15%	6.40%
Ratios to Average Net Assets C,F,G
Expenses before reductions	.50%	.60%	6.77% H,I
Expenses net of fee waivers, if any	.45%	.45%	.45% H,I
Expenses net of all reductions, if any	.45%	.45%	.45% H,I
Net investment income (loss)	.19%	.10%	.44% H,I
Supplemental Data
Net assets, end of period (000 omitted)	$324,317	$154,322	$2,147
Portfolio turnover rate J	86%	76% K	14% L

AFor the period August 24, 2023 (commencement of operations) through November 30, 2023.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAudit fees are not annualized.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
KPortfolio turnover rate excludes securities received or delivered in-kind.
LAmount not annualized.
Notes to Financial Statements

For the period ended November 30, 2025

1. Organization.
Fidelity Equity Growth K6 Fund (the Fund) is a non-diversified fund of Fidelity Mt. Vernon Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares generally are available only to employer-sponsored retirement plans that are recordkept by Fidelity, or to certain employer-sponsored retirement plans that are not recordkept by Fidelity.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of November 30, 2025 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in dividends. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in dividends receivable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of November 30, 2025, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC) and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$60,190,825
Gross unrealized depreciation	(8,224,603)
Net unrealized appreciation (depreciation)	$51,966,222
Tax Cost	$272,381,122

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$908,041
Undistributed long-term capital gain	$3,376,249
Net unrealized appreciation (depreciation) on securities and other investments	$51,966,210

Due to large subscriptions in the current period, the Fund is subject to an annual limit on its use of some of its unrealized capital losses to offset capital gains in future periods. If those capital losses are realized and the limitation prevents the Fund from using any of those capital losses in a future period, those capital losses will be available to offset capital gains in subsequent periods.

The tax character of distributions paid was as follows:

	November 30, 2025	November 30, 2024
Ordinary Income	$2,536,607	$2,423
Long-term Capital Gains	23,818	-
Total	$2,560,425	$2,423

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

New Accounting Pronouncements. FASB Accounting Standards Update (ASU) 2023-07 Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures became effective in this reporting period. ASU 2023-07 enhances segment information disclosure in the notes to financial statements.

In December 2023, the FASB issued ASU 2023-09 Income Taxes (Topic 740): Improvements to Income Tax Disclosures. Effective for annual periods beginning after December 15, 2024, the amendments require greater disaggregation of disclosures related to income taxes paid. The ASU allows for early adoption and amendments should be applied on a prospective basis. Management is currently evaluating the impact of the ASU but does not expect this guidance to materially impact the financial statements.
4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Equity Growth K6 Fund	337,736,382	201,991,834

Prior Year Unaffiliated Exchanges In-Kind. Shares that were exchanged for investments, including accrued interest and cash, if any, are shown in the table below. The amount of in-kind exchanges is included in share transactions in the accompanying Statement of Changes in Net Assets.

	Shares	Total Proceeds ($)
Fidelity Equity Growth K6 Fund	4,780,203	61,811,382
5. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .45% of average net assets. Under the management contract, the investment adviser pays all other expenses, except third-party expenses (including custody, audit and registration fees) and certain other limited exceptions.

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount ($)
Fidelity Equity Growth K6 Fund	3,339

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity Equity Growth K6 Fund	20,032,310	14,580,050	391,090
6. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit. The commitment fees are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR plus a .10% spread adjustment, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2026 unless extended or renewed.

Amount ($)
Fidelity Equity Growth K6 Fund	275
7. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, the borrowers provide collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the fair value of the loaned securities during the period of the loan. The fair value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned or gaining access to non-cash collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral less rebates paid to borrowers, plus any premium income received, or for non-cash collateral, fees received from borrowers as compensation for the securities loaned. Securities lending income is reduced by any lending agent fees associated with the loan. Any security lending income earned on investing cash collateral is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Any security lending income earned on non-cash collateral is presented in the Statement of Operations as a component of dividends. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
Fidelity Equity Growth K6 Fund	2,511	24	-
8. Expense Reductions.
The investment adviser contractually agreed to reimburse the Fund to the extent annual operating expenses exceeded .45% of average net assets. This reimbursement will remain in place through March 31, 2027. Some expenses, for example the compensation of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses, are excluded from this reimbursement. During the period this reimbursement reduced the Fund's expenses by $120,028.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $53.
9. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
10. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as public health emergencies, military conflicts, terrorism, government restrictions, political changes, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Fidelity Mt. Vernon Street Trust and Shareholders of Fidelity Equity Growth K6 Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Fidelity Equity Growth K6 Fund (one of the funds constituting Fidelity Mt. Vernon Street Trust, referred to hereafter as the "Fund") as of November 30, 2025, the related statement of operations for the year ended November 30, 2025, the statement of changes in net assets for each of the two years in the period ended November 30, 2025, including the related notes, and the financial highlights for each of the two years in the period ended November 30, 2025 and for the period August 24, 2023 (commencement of operations) through November 30, 2023 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of November 30, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended November 30, 2025 and the financial highlights for each of the two years in the period ended November 30, 2025 and for the period August 24, 2023 (commencement of operations) through November 30, 2023 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of November 30, 2025 by correspondence with the custodian, issuers of privately offered securities and brokers. We believe that our audits provide a reasonable basis for our opinion.
/s/ PricewaterhouseCoopers LLP
Boston, Massachusetts
January 14, 2026
We have served as the auditor of one or more investment companies in the Fidelity group of funds since 1932.

Distributions
 (Unaudited)

The dividend and capital gains distributions for the fund(s) are available on Fidelity.com or Institutional.Fidelity.com.

The fund hereby designates as a capital gain dividend with respect to the taxable year ended November 2025, $3,383,561, or, if subsequently determined to be different, the net capital gain of such year.

The fund designates $26,182 of distributions paid during the fiscal year ended 2025 as qualifying to be taxed as section 163(j) interest dividends.

The fund designates 13% of the dividend distributed during the fiscal year as qualifying for the dividends-received deduction for corporate shareholders.

The fund designates 15.43% of the dividend distributed during the fiscal year as amounts which may be taken into account as a dividend for the purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

The fund will notify shareholders in January 2026 of amounts for use in preparing 2025 income tax returns.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.
Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)
Note: This is not applicable for any fund included in this document.

1.9909900.102
EGK-ANN-0126

Item 8.

Changes in and Disagreements with Accountants for Open-End Management Investment Companies

See Item 7.

Item 9.

Proxy Disclosures for Open-End Management Investment Companies

See Item 7.

Item 10.

Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

See Item 7.

Item 11.

Statement Regarding Basis for Approval of Investment Advisory Contract

See Item 7.

Item 12.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 13.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 14.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 15.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the trust’s Board of Trustees.

Item 16.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the trust’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the trust’s internal control over financial reporting.

Item 17.

Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 18.

Recovery of Erroneously Awarded Compensation

(a)

Not applicable.

(b)

Not applicable.

Item 19.

Exhibits

(a)	(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Mt. Vernon Street Trust

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer (Principal Executive Officer)

Date:	January 22, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer (Principal Executive Officer)

Date:	January 22, 2026

By:	/s/Stephanie Caron
Stephanie Caron
Chief Financial Officer (Principal Financial Officer)

Date:	January 22, 2026